UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Noah Greenhill, Esq.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Exchange-Traded Fund Trust

Schedule of Portfolio Investments as of July 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH

THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.7%
Australia — 1.2%
BHP Billiton plc	88,452	2,035,611
Rio Tinto plc	48,600	2,668,185

		4,703,796

Austria — 0.6%
ANDRITZ AG	2,916	165,306
BAWAG Group AG (a)	1,701	80,217
Erste Group Bank AG *	14,256	615,736
EVN AG	1,296	25,779
IMMOFINANZ AG *	4,051	106,645
Lenzing AG	567	72,006
Oesterreichische Post AG	1,215	57,551
OMV AG	6,075	343,317
Raiffeisen Bank International AG	5,589	186,366
Strabag SE	729	29,325
Telekom Austria AG *	5,832	50,738
UNIQA Insurance Group AG	4,941	49,407
Verbund AG	4,941	194,813
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,701	48,422
voestalpine AG	4,617	231,013

		2,256,641

Belgium — 2.1%
Ackermans & van Haaren NV	891	162,503
Ageas	8,100	434,445
Anheuser-Busch InBev SA/NV	42,039	4,278,059
bpost SA	3,969	62,569
Colruyt SA	2,511	150,110
Elia System Operator SA/NV	1,458	90,862
Groupe Bruxelles Lambert SA	3,321	352,786
KBC Group NV	14,337	1,100,631
Proximus SADP	6,561	160,804
Sofina SA	810	146,789
Solvay SA	2,997	410,591
Telenet Group Holding NV *	2,106	101,412
UCB SA	5,346	459,621
Umicore SA	8,748	511,956

		8,423,138

Chile — 0.0% (b)
Antofagasta plc	14,337	188,289

Colombia — 0.0% (b)
Millicom International Cellular SA, SDR	2,592	166,043

Denmark — 2.7%
AP Moller - Maersk A/S, Class A	162	217,979
AP Moller - Maersk A/S, Class B	243	348,908
Carlsberg A/S, Class B	4,536	547,214
Chr Hansen Holding A/S	4,131	427,622
Coloplast A/S, Class B	4,941	538,913
Danske Bank A/S	29,322	852,113
DSV A/S	8,019	671,818
Genmab A/S *	2,511	430,226
GN Store Nord A/S	5,994	285,926
H Lundbeck A/S	2,430	175,862

Investments	Shares	Value($)
Denmark — continued
ISS A/S	7,695	287,432
Jyske Bank A/S (Registered)	2,916	165,161
Novo Nordisk A/S, Class B	73,872	3,674,933
Novozymes A/S, Class B	9,153	481,950
Orsted A/S(a)	8,829	544,824
Pandora A/S	4,536	322,112
Rockwool International A/S, Class A	243	86,942
Rockwool International A/S, Class B	324	129,731
Tryg A/S	5,022	122,931
Vestas Wind Systems A/S	8,586	554,052
William Demant Holding A/S *	4,212	201,326

		11,067,975

Finland — 1.8%
Amer Sports OYJ *	4,779	153,237
Elisa OYJ	6,318	274,334
Fortum OYJ	18,306	459,902
Huhtamaki OYJ	4,050	145,448
Kesko OYJ, Class A	891	49,281
Kesko OYJ, Class B	2,835	159,209
Kone OYJ, Class B	17,010	929,865
Konecranes OYJ	3,159	122,244
Metso OYJ	5,265	192,839
Neste OYJ	5,346	440,972
Nokia OYJ	236,277	1,282,431
Nokian Renkaat OYJ	4,941	214,284
Orion OYJ, Class A	1,377	47,903
Orion OYJ, Class B	4,293	147,795
Outokumpu OYJ	13,284	89,914
Sampo OYJ, Class A	19,845	1,007,888
Stora Enso OYJ, Class R	23,895	394,326
UPM-Kymmene OYJ	22,437	795,900
Wartsila OYJ Abp	19,116	413,836

		7,321,608

France — 16.1%
Accor SA	7,614	391,982
Aeroports de Paris	1,377	307,818
Air Liquide SA	17,982	2,299,073
Airbus SE	25,272	3,127,896
Alstom SA *	6,804	305,037
Amundi SA (a)	2,106	145,112
Arkema SA	3,078	385,436
Atos SE	3,888	520,982
AXA SA	81,405	2,051,176
BioMerieux	1,782	148,191
BNP Paribas SA	48,114	3,121,147
Bollore SA	37,908	176,245
Bouygues SA	9,153	401,949
Bureau Veritas SA	9,963	256,303
Capgemini SE	6,723	860,096
Carrefour SA	24,624	441,479
Casino Guichard Perrachon SA	2,187	88,797
Cie de Saint-Gobain	23,247	1,033,522
Cie Generale des Etablissements Michelin SCA	7,533	967,368
CNP Assurances	6,561	153,214
Covivio, REIT	2,268	236,218
Credit Agricole SA	51,354	721,532

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
France — continued
Danone SA	26,487	2,079,555
Dassault Aviation SA	81	149,721
Dassault Systemes SE	5,751	857,501
Edenred	9,234	362,209
Eiffage SA	2,916	325,865
Electricite de France SA	14,661	219,522
Engie SA	67,797	1,094,824
Essilor International Cie Generale d’Optique SA	8,424	1,241,395
Eutelsat Communications SA	7,290	156,062
Faurecia SA	3,078	209,083
Gecina SA, REIT	2,025	344,946
Getlink	19,683	259,816
Hermes International	1,215	768,969
ICADE, REIT	1,863	180,378
Iliad SA	1,134	179,282
Imerys SA	1,539	119,368
Ipsen SA	1,458	242,239
JCDecaux SA	3,159	103,251
Kering SA	3,159	1,678,962
Klepierre SA, REIT	8,667	326,409
Lagardere SCA	4,941	144,177
Legrand SA	11,097	814,496
L’Oreal SA	10,287	2,513,848
LVMH Moet Hennessy Louis Vuitton SE	11,340	3,951,855
Natixis SA	37,989	272,512
Orange SA	90,072	1,534,980
Pernod Ricard SA	8,910	1,435,560
Peugeot SA	23,166	665,373
Publicis Groupe SA	8,991	573,774
Renault SA	8,019	704,703
Rexel SA	12,636	197,625
Safran SA	13,689	1,697,487
Sanofi	48,114	4,185,740
Schneider Electric SE	22,680	1,820,430
SEB SA	1,053	200,013
Societe Generale SA	31,671	1,412,462
Sodexo SA	3,726	412,751
Suez	17,739	250,935
Thales SA	4,455	584,827
TOTAL SA	111,537	7,275,041
Ubisoft Entertainment SA *	2,835	312,474
Unibail-Rodamco-Westfield, REIT	5,670	1,258,746
Valeo SA	10,044	492,169
Veolia Environnement SA	23,571	537,861
Vinci SA	21,789	2,192,449
Vivendi SA	32,157	833,158

		65,315,376

Germany — 14.4%
1&1 Drillisch AG	2,025	120,455
adidas AG	7,614	1,683,406
Allianz SE (Registered)	18,468	4,086,131
Aroundtown SA	27,621	230,421
BASF SE	38,475	3,688,157
Bayer AG (Registered)	37,665	4,193,138
Bayerische Motoren Werke AG	13,608	1,315,626
Bayerische Motoren Werke AG (Preference)	2,268	187,810

Investments	Shares	Value($)
Germany — continued
Beiersdorf AG	4,131	481,547
Brenntag AG	6,480	388,814
Commerzbank AG *	44,145	476,577
Continental AG	4,536	1,045,349
Covestro AG (a)	4,050	388,949
Daimler AG (Registered)	41,877	2,898,481
Delivery Hero SE *(a)	2,835	161,006
Deutsche Bank AG (Registered)	86,832	1,135,656
Deutsche Boerse AG	8,100	1,067,470
Deutsche Lufthansa AG (Registered)	9,801	274,991
Deutsche Post AG (Registered)	40,743	1,439,271
Deutsche Telekom AG (Registered) *	135,918	2,247,415
Deutsche Wohnen SE	14,823	721,663
DWS Group GmbH & Co. KGaA *(a)	1,458	46,271
E.ON SE	92,340	1,041,800
Evonik Industries AG	6,237	230,810
Fraport AG Frankfurt Airport Services Worldwide	1,539	153,634
Fresenius Medical Care AG & Co. KGaA	8,829	861,306
Fresenius SE & Co. KGaA	17,172	1,323,763
GEA Group AG	6,805	265,971
Hannover Rueck SE	2,511	334,929
HeidelbergCement AG	5,670	481,587
Henkel AG & Co. KGaA	4,293	460,351
Henkel AG & Co. KGaA (Preference)	7,614	955,467
HOCHTIEF AG	729	131,086
HUGO BOSS AG	2,673	241,029
Infineon Technologies AG	47,385	1,254,886
Innogy SE (a)	5,265	233,932
K+S AG (Registered)	8,100	214,155
KION Group AG	2,754	189,004
LANXESS AG	3,807	312,822
Linde AG	7,776	1,922,981
MAN SE	1,539	172,767
MAN SE (Preference)	243	26,994
Merck KGaA	5,427	557,874
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,318	1,400,038
Porsche Automobil Holding SE (Preference)	6,561	443,788
ProSiebenSat.1 Media SE	9,720	262,341
RWE AG	20,736	544,202
RWE AG (Preference) (Non-Voting)	1,620	34,276
SAP SE	41,715	4,855,043
Siemens AG (Registered)	35,640	5,030,195
Siemens Healthineers AG *(a)	5,832	259,795
Symrise AG	5,184	468,576
Talanx AG	1,782	68,192
Telefonica Deutschland Holding AG	33,696	147,572
thyssenkrupp AG	16,119	428,975
TUI AG	18,954	405,552
Uniper SE	8,181	255,443

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Germany — continued
United Internet AG (Registered)	5,184	278,855
Volkswagen AG	1,377	237,588
Volkswagen AG (Preference)	7,695	1,370,959
Vonovia SE	21,465	1,038,847
Wacker Chemie AG	648	94,218
Wirecard AG	4,779	894,027
Zalando SE* (a)	5,022	288,115

		58,452,349

Ghana — 0.0% (b)
Tullow Oil plc *	58,158	172,889

Ireland — 0.9%
Bank of Ireland Group plc	38,961	334,378
CRH plc	35,154	1,202,365
Glanbia plc	8,100	133,267
Kerry Group plc, Class A	6,237	661,497
Kingspan Group plc	6,399	297,212
Paddy Power Betfair plc	3,564	388,625
Ryanair Holdings plc, ADR *	4,050	426,870
Smurfit Kappa Group plc	9,963	409,382

		3,853,596

Italy — 3.6%
A2A SpA	65,691	120,504
Assicurazioni Generali SpA	56,943	1,009,772
Atlantia SpA	19,683	583,024
Banca Mediolanum SpA	10,530	75,503
Banco BPM SpA *	63,585	201,526
Brembo SpA	6,399	87,585
Buzzi Unicem SpA	1,458	18,131
Buzzi Unicem SpA	2,997	65,918
Davide Campari-Milano SpA	23,976	201,964
DiaSorin SpA	972	104,278
Enel SpA	323,838	1,804,078
Eni SpA	106,677	2,053,376
Ferrari NV	5,265	698,787
FinecoBank Banca Fineco SpA	16,524	193,767
Hera SpA	30,618	101,546
Intesa Sanpaolo SpA	605,070	1,854,321
Intesa Sanpaolo SpA	39,204	124,881
Leonardo SpA	16,362	195,478
Luxottica Group SpA	5,832	394,313
Mediaset SpA *	16,281	55,122
Mediobanca Banca di Credito Finanziario SpA	25,515	264,199
Moncler SpA	6,885	303,447
Parmalat SpA	24,867	86,072
Pirelli & C SpA * (a)	16,848	147,077
Poste Italiane SpA (a)	19,278	179,352
Prysmian SpA	11,183	285,665
Recordati SpA	4,293	159,992
Saipem SpA *	24,138	126,078
Salvatore Ferragamo SpA	1,782	41,144
Snam SpA	93,960	403,517
Telecom Italia SpA	252,801	168,192
Telecom Italia SpA *	484,704	372,822
Terna Rete Elettrica Nazionale SpA	58,563	328,049
UniCredit SpA	88,614	1,564,671
Unione di Banche Italiane SpA	42,768	176,465
UnipolSai Assicurazioni SpA	39,204	89,106

		14,639,722

Investments	Shares	Value($)
Jersey — 0.1%
Randgold Resources Ltd.	3,969	293,871

Jordan — 0.0% (b)
Hikma Pharmaceuticals plc	5,832	125,498

Luxembourg — 0.5%
ArcelorMittal	26,487	848,913
Eurofins Scientific SE	486	264,909
RTL Group SA	1,620	120,764
SES SA, FDR	16,200	323,839
Tenaris SA	19,764	362,070

		1,920,495

Mexico — 0.0% (b)
Fresnillo plc	7,533	102,600

Netherlands — 7.2%
ABN AMRO Group NV, CVA (a)	17,415	481,977
Aegon NV	58,968	388,720
Akzo Nobel NV	10,611	980,042
Altice Europe NV *	22,680	75,578
Altice Europe NV, Class B *	3,645	12,115
ASML Holding NV	18,063	3,868,524
Boskalis Westminster	3,321	101,827
EXOR NV	4,050	265,676
Gemalto NV *	3,645	212,602
GrandVision NV (a)	2,511	57,644
HAL Trust	3,402	617,755
Heineken Holding NV	4,941	477,785
Heineken NV	8,991	908,468
ING Groep NV	161,919	2,475,217
Koninklijke Ahold Delhaize NV	52,326	1,330,686
Koninklijke DSM NV	7,614	811,499
Koninklijke KPN NV	176,337	509,830
Koninklijke Philips NV	39,366	1,728,150
Koninklijke Vopak NV	2,673	125,728
NN Group NV	12,636	558,222
OCI NV *	2,592	78,363
Randstad NV	5,184	328,085
Royal Dutch Shell plc, Class A	193,023	6,614,298
Royal Dutch Shell plc, Class B	157,221	5,507,014
Wolters Kluwer NV	11,583	697,515

		29,213,320

Norway — 1.2%
Aker ASA, Class A	891	69,603
Aker BP ASA	4,455	159,181
DNB ASA	38,880	782,917
Equinor ASA	45,765	1,214,246
Gjensidige Forsikring ASA	8,100	130,013
Kongsberg Gruppen ASA	2,268	46,060
Leroy Seafood Group ASA	9,396	73,894
Marine Harvest ASA	17,415	380,800
Norsk Hydro ASA	57,267	326,653
Orkla ASA	34,668	293,354
Salmar ASA	2,349	119,855
Schibsted ASA, Class A	3,240	112,130
Schibsted ASA, Class B	4,131	133,926

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Norway — continued
Storebrand ASA	19,521	166,279
Telenor ASA	28,917	565,675
TGS NOPEC Geophysical Co. ASA	4,293	163,676
Yara International ASA	7,452	328,574

		5,066,836

Portugal — 0.3%
Banco Comercial Portugues SA, Class R *	437,481	137,007
EDP — Energias de Portugal SA	102,222	417,048
Galp Energia SGPS SA	19,359	397,598
Jeronimo Martins SGPS SA	10,368	154,059
Navigator Co. SA (The)	10,692	60,979
NOS SGPS SA	10,449	60,861
Sonae SGPS SA	39,366	44,705

		1,272,257

Russia — 0.0% (b)
Evraz plc	12,069	88,047
Polymetal International plc	10,206	89,002

		177,049

South Africa — 0.5%
Anglo American plc	58,968	1,334,790
Mediclinic International plc	17,010	114,182
Old Mutual Ltd. *	206,955	473,537

		1,922,509

Spain — 4.7%
Acciona SA	1,134	97,377
ACS Actividades de Construccion y Servicios SA	11,584	507,690
Aena SME SA (a)	3,078	558,887
Amadeus IT Group SA	18,468	1,575,431
Banco Bilbao Vizcaya Argentaria SA	279,855	2,050,122
Banco de Sabadell SA	235,710	392,402
Banco Santander SA	673,110	3,781,613
Bankia SA	42,687	167,807
CaixaBank SA	150,579	692,795
EDP Renovaveis SA	6,075	62,727
Enagas SA	9,477	264,945
Endesa SA	13,284	307,187
Ferrovial SA	20,736	428,012
Grifols SA	12,393	359,883
Grifols SA (Preference), Class B	10,935	229,008
Iberdrola SA	253,783	1,973,137
Iberdrola SA *	179	1,392
Industria de Diseno Textil SA	47,061	1,542,219
Mapfre SA	41,472	130,154
Naturgy Energy Group SA	14,742	399,343
Red Electrica Corp. SA	18,225	386,282
Repsol SA	55,161	1,094,117
Siemens Gamesa Renewable Energy SA *	9,477	133,682
Telefonica SA	191,646	1,722,039
Zardoya Otis SA	7,452	71,221

		18,929,472

Sweden — 4.6%
Ahlsell AB (a)	11,016	64,565
Alfa Laval AB	12,636	347,357
Assa Abloy AB, Class B	41,634	821,876
Atlas Copco AB, Class A *	26,730	765,452

Investments	Shares	Value($)
Sweden — continued
Atlas Copco AB, Class B *	16,281	426,683
Axfood AB	4,536	91,835
Boliden AB *	11,502	342,389
Castellum AB	11,583	208,936
Electrolux AB, Series B	9,720	227,994
Elekta AB, Class B	15,390	216,078
Essity AB, Class A	972	25,033
Essity AB, Class B	25,353	634,193
Fastighets AB Balder, Class B *	4,212	122,434
Getinge AB, Class B	9,315	100,142
Hennes & Mauritz AB, Class B	37,989	591,474
Hexagon AB, Class B	11,178	681,293
Hexpol AB	10,611	114,138
Holmen AB, Class B	4,293	95,559
Husqvarna AB, Class B	17,334	136,948
ICA Gruppen AB	3,402	112,793
Industrivarden AB, Class A	7,209	157,740
Industrivarden AB, Class C	7,128	150,134
Intrum AB	3,078	82,813
Investment AB Latour, Class B	5,589	62,153
Investor AB, Class A	5,508	238,397
Investor AB, Class B	19,116	832,691
Kinnevik AB, Class B	9,882	341,065
L E Lundbergforetagen AB, Class B	3,078	100,579
Lundin Petroleum AB	7,371	243,034
NCC AB, Class B	3,726	60,146
Nibe Industrier AB, Class B	17,253	193,906
Nordea Bank AB	133,812	1,422,136
Saab AB, Class B	2,835	130,724
Sandvik AB	46,332	847,212
Securitas AB, Class B	13,122	236,091
Skandinaviska Enskilda Banken AB, Class A	71,847	768,052
Skanska AB, Class B	16,929	318,441
SKF AB, Class A	486	9,969
SKF AB, Class B	15,876	325,940
SSAB AB, Class A	9,153	45,151
SSAB AB, Class B	21,789	86,477
Svenska Cellulosa AB SCA, Class A	1,296	13,678
Svenska Cellulosa AB SCA, Class B	25,353	262,326
Svenska Handelsbanken AB, Class A	63,504	784,434
Svenska Handelsbanken AB, Class B	648	8,160
Swedbank AB, Class A	43,173	1,020,925
Swedish Match AB	7,452	407,381
Swedish Orphan Biovitrum AB *	6,966	188,453
Tele2 AB, Class B	14,742	197,813
Telefonaktiebolaget LM Ericsson, Class A	2,592	20,459
Telefonaktiebolaget LM Ericsson, Class B	127,737	1,002,768
Telia Co. AB	114,534	550,930
Trelleborg AB, Class B	10,206	212,515
Volvo AB, Class A	10,773	189,495
Volvo AB, Class B	65,448	1,148,548

		18,787,908

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Switzerland — 13.3%
ABB Ltd. (Registered)	81,000	1,859,400
Adecco Group AG (Registered)	7,128	438,210
Baloise Holding AG (Registered)	2,025	315,778
Barry Callebaut AG (Registered)	81	137,998
Chocoladefabriken Lindt & Spruengli AG	81	558,421
Cie Financiere Richemont SA (Registered)	21,951	1,922,444
Coca-Cola HBC AG *	8,424	302,355
Credit Suisse Group AG (Registered) *	101,979	1,640,080
EMS-Chemie Holding AG (Registered)	324	207,804
Ferguson plc	10,125	798,486
Geberit AG (Registered)	1,539	685,278
Givaudan SA (Registered)	324	758,388
Glencore plc *	508,032	2,227,944
Julius Baer Group Ltd. *	9,315	511,018
Kuehne + Nagel International AG (Registered)	2,430	387,828
LafargeHolcim Ltd. (Registered) *	20,088	1,024,372
Lonza Group AG (Registered) *	3,159	972,395
Nestle SA (Registered)	130,572	10,640,749
Novartis AG (Registered)	107,001	8,979,711
Pargesa Holding SA	1,296	108,249
Partners Group Holding AG	810	614,682
Roche Holding AG	1,134	280,972
Roche Holding AG	29,484	7,242,642
Schindler Holding AG	1,782	414,980
Schindler Holding AG (Registered)	810	183,238
SGS SA (Registered)	243	633,419
Sika AG (Registered)	5,751	816,575
Sonova Holding AG (Registered)	2,349	433,065
STMicroelectronics NV	27,540	594,364
Straumann Holding AG (Registered)	486	377,392
Sulzer AG (Registered)	567	69,546
Swatch Group AG (The)	1,296	580,078
Swatch Group AG (The) (Registered)	3,078	253,309
Swiss Life Holding AG (Registered) *	1,458	522,808
Swiss Re AG	13,527	1,240,200
Swisscom AG (Registered)	1,053	494,379
UBS Group AG (Registered) *	160,704	2,641,401
Vifor Pharma AG	1,782	337,071
Zurich Insurance Group AG *	6,237	1,912,580

		54,119,609

United Arab Emirates — 0.0% (b)
NMC Health plc	3,483	173,245

United Kingdom — 23.1%
3i Group plc	40,743	506,019
Admiral Group plc	10,773	280,041
Aggreko plc	10,692	104,193
Ashtead Group plc	21,060	646,530
ASOS plc *	2,268	180,584
Associated British Foods plc	15,066	485,046
AstraZeneca plc	53,055	4,083,976
Auto Trader Group plc (a)	40,014	223,192
Aviva plc	169,857	1,113,196

Investments	Shares	Value($)
United Kingdom — continued
Babcock International Group plc	20,979	196,650
BAE Systems plc	133,893	1,146,169
Barclays plc	669,060	1,701,960
Barratt Developments plc	42,201	295,572
Berkeley Group Holdings plc	5,913	289,420
BP plc	828,630	6,227,522
British American Tobacco plc	96,066	5,280,971
British Land Co. plc (The), REIT	41,796	361,989
BT Group plc	347,247	1,062,259
Bunzl plc	14,094	418,791
Burberry Group plc	17,577	485,511
Centrica plc	236,439	461,628
CNH Industrial NV	41,634	488,764
Coca-Cola European Partners plc	9,801	404,193
Compass Group plc	66,825	1,437,361
ConvaTec Group plc (a)	30,213	86,749
Croda International plc	5,670	382,533
DCC plc	3,807	352,213
Derwent London plc, REIT	4,617	188,980
Diageo plc	102,951	3,777,015
Direct Line Insurance Group plc	57,753	260,573
Dixons Carphone plc	41,634	96,533
DS Smith plc	44,631	294,876
easyJet plc	11,016	233,941
Experian plc	38,637	948,623
Fiat Chrysler Automobiles NV *	46,089	785,874
G4S plc	65,043	235,415
GlaxoSmithKline plc	204,930	4,256,448
GVC Holdings plc	23,490	360,896
Halma plc	15,795	291,374
Hammerson plc, REIT	33,372	228,234
Hargreaves Lansdown plc	10,287	280,234
HSBC Holdings plc	857,871	8,215,235
Imperial Brands plc	40,500	1,551,058
Informa plc	52,488	543,695
InterContinental Hotels Group plc	8,343	514,940
International Consolidated Airlines Group SA	34,668	322,646
Intertek Group plc	6,723	518,629
Intu Properties plc, REIT	36,774	84,275
ITV plc	152,118	328,770
J Sainsbury plc	71,523	306,710
JD Sports Fashion plc	17,577	107,868
John Wood Group plc	28,593	243,949
Johnson Matthey plc	8,343	411,042
Just Eat plc *	22,113	229,859
Kingfisher plc	90,720	352,702
Land Securities Group plc, REIT	31,590	390,593
Legal & General Group plc	247,941	853,247
Lloyds Banking Group plc	2,994,570	2,454,584
London Stock Exchange Group plc	13,284	765,598
Marks & Spencer Group plc	68,121	275,322
Melrose Industries plc	197,559	559,024
Merlin Entertainments plc	29,727	153,672
Micro Focus International plc	18,306	298,707
Mondi plc	15,471	425,383
National Grid plc	151,470	1,618,149
NatWest Markets plc *	140,373	469,430
NEX Group plc	13,284	176,005

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
United Kingdom — continued
Next plc	5,913	460,353
Pearson plc	32,886	398,318
Persimmon plc	12,879	418,884
Prudential plc	108,378	2,557,021
Reckitt Benckiser Group plc	28,107	2,505,757
RELX NV	42,606	926,625
RELX plc	43,821	954,744
Rentokil Initial plc	77,031	342,477
Rightmove plc	3,888	248,390
Rolls-Royce Holdings plc *	78,003	1,014,159
Royal Mail plc	38,232	235,224
RSA Insurance Group plc	43,092	364,451
Sage Group plc (The)	47,061	383,780
Segro plc, REIT	42,363	369,252
Severn Trent plc	9,963	252,863
Sky plc	44,145	881,990
Smith & Nephew plc	37,341	646,525
Smiths Group plc	16,524	349,209
SSE plc	42,849	702,142
St James’s Place plc	22,194	351,161
Standard Chartered plc	115,425	1,040,827
Standard Life Aberdeen plc	113,076	463,176
Subsea 7 SA	10,854	157,178
Tate & Lyle plc	19,683	160,987
Taylor Wimpey plc	137,214	314,888
TechnipFMC plc	19,521	629,158
Tesco plc	407,430	1,391,377
Travis Perkins plc	10,449	163,975
Unilever NV, CVA	71,928	4,149,595
Unilever plc	54,837	3,132,562
United Utilities Group plc	28,593	269,830
Vodafone Group plc	1,112,211	2,717,088
Weir Group plc (The)	10,802	276,806
Whitbread plc	7,695	395,294
Wm Morrison Supermarkets plc	98,739	338,564
WPP plc	55,647	870,430

		93,948,200

United States — 0.8%
Carnival plc	9,072	526,607
QIAGEN NV *	9,639	349,479
Shire plc	38,394	2,186,698

		3,062,784

TOTAL COMMON STOCKS (Cost $398,576,530)		405,677,075

SHORT-TERM INVESTMENTS — 0.0% (b)
INVESTMENT COMPANIES — 0.0% (b)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (c)(d) (Cost $122,591)	122,591	122,591

Total Investments — 99.7% (Cost $398,699,121)		405,799,666
Other Assets Less Liabilities — 0.3%		1,148,861

Net Assets — 100.0%		406,948,527

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Banks	10.4%
Pharmaceuticals	9.6
Oil, Gas & Consumable Fuels	8.0
Insurance	5.5
Chemicals	4.1
Food Products	3.9
Textiles, Apparel & Luxury Goods	3.1
Beverages	3.0
Metals & Mining	2.8
Personal Products	2.5
Capital Markets	2.5
Diversified Telecommunication Services	2.5
Automobiles	2.3
Machinery	2.1
Aerospace & Defense	2.0
Electric Utilities	1.9
Tobacco	1.8
Software	1.7
Health Care Equipment & Supplies	1.6
Media	1.5
Multi-Utilities	1.5
Electrical Equipment	1.5
Industrial Conglomerates	1.4
Semiconductors & Semiconductor Equipment	1.4
Professional Services	1.4
Hotels, Restaurants & Leisure	1.2
Food & Staples Retailing	1.1
Household Products	1.1
Construction & Engineering	1.1
Diversified Financial Services	1.0
Equity Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	13.5

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	19	09/2018	EUR	782,373	12,653
FTSE 100 Index	4	09/2018	GBP	403,931	5,151

					17,804

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
EUR	Euro
FDR	Fiduciary Depositary Receipt
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SCA	Limited partnership with share capital

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.05% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders Europe ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,703,796	$—	$4,703,796
Austria	80,063	2,176,578	—	2,256,641
Belgium	—	8,423,138	—	8,423,138
Chile	—	188,289	—	188,289
Colombia	—	166,043	—	166,043
Denmark	86,942	10,981,033	—	11,067,975
Finland	97,184	7,224,424	—	7,321,608
France	1,258,746	64,056,630	—	65,315,376
Germany	333,060	58,119,289	—	58,452,349
Ghana	—	172,889	—	172,889
Ireland	1,907,471	1,946,125	—	3,853,596
Italy	86,072	14,553,650	—	14,639,722
Jersey	—	293,871	—	293,871
Jordan	—	125,498	—	125,498
Luxembourg	323,839	1,596,656	—	1,920,495
Mexico	—	102,600	—	102,600
Netherlands	212,602	29,000,718	—	29,213,320
Norway	—	5,066,836	—	5,066,836
Portugal	—	1,272,257	—	1,272,257
Russia	89,002	88,047	—	177,049
South Africa	—	1,922,509	—	1,922,509
Spain	64,119	18,865,353	—	18,929,472
Sweden	—	18,787,908	—	18,787,908
Switzerland	—	54,119,609	—	54,119,609
United Arab Emirates	—	173,245	—	173,245
United Kingdom	950,096	92,998,104	—	93,948,200
United States	—	3,062,784	—	3,062,784

Total Common Stocks	5,489,196	400,187,879	—	405,677,075

Short-Term Investments
Investment Companies	122,591	—	—	122,591

Total Investments in Securities	$5,611,787	$400,187,879	$—	$405,799,666

Appreciation in Other Financial Instruments
Futures Contracts	$—	$17,804	$—	$17,804

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels for the period ended July 31, 2018.

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Japan — 99.8%
77 Bank Ltd. (The)	33,700	811,642
ABC-Mart, Inc.	12,500	677,342
Acom Co. Ltd.	203,300	810,772
Advance Residence Investment Corp., REIT	601	1,565,017
Advantest Corp.	78,600	1,862,981
Aeon Co. Ltd.	382,000	7,761,769
AEON Financial Service Co. Ltd.	51,500	1,063,339
Aeon Mall Co. Ltd.	50,100	877,688
AGC, Inc.	100,300	4,204,035
Air Water, Inc.	83,200	1,520,923
Aisin Seiki Co. Ltd.	84,300	3,931,924
Ajinomoto Co., Inc.	251,600	4,454,690
Alfresa Holdings Corp.	93,900	2,248,062
Alps Electric Co. Ltd.	86,900	2,506,938
Amada Holdings Co. Ltd.	164,700	1,656,051
ANA Holdings, Inc.	50,600	1,858,094
Aozora Bank Ltd.	51,900	1,939,431
Asahi Group Holdings Ltd.	200,300	9,735,540
Asahi Intecc Co. Ltd.	49,600	1,897,563
Asahi Kasei Corp.	612,300	8,184,582
Asics Corp.	83,700	1,362,067
Astellas Pharma, Inc.	904,500	14,753,194
Bandai Namco Holdings, Inc.	96,100	3,844,816
Bank of Kyoto Ltd. (The)	33,400	1,618,174
Benesse Holdings, Inc.	37,400	1,362,542
Bridgestone Corp.	298,000	11,755,026
Brother Industries Ltd.	109,300	2,229,624
Calbee, Inc.	49,100	1,628,770
Canon Marketing Japan, Inc.	24,800	520,373
Canon, Inc.	479,800	15,566,796
Casio Computer Co. Ltd.	102,500	1,677,092
Central Japan Railway Co.	89,900	18,724,178
Chiba Bank Ltd. (The)	343,600	2,452,778
Chubu Electric Power Co., Inc.	315,100	4,863,179
Chugai Pharmaceutical Co. Ltd.	90,400	4,598,260
Chugoku Bank Ltd. (The)	85,800	910,289
Chugoku Electric Power Co., Inc. (The)	136,900	1,801,377
Citizen Watch Co. Ltd.	140,300	924,127
Coca-Cola Bottlers Japan Holdings, Inc.	69,600	2,509,629
Concordia Financial Group Ltd.	552,400	2,970,053
Cosmos Pharmaceutical Corp.	3,600	793,665
Credit Saison Co. Ltd.	67,900	1,060,021
CyberAgent, Inc.	43,200	2,269,816
Dai Nippon Printing Co. Ltd.	131,000	2,862,161
Daicel Corp.	153,500	1,691,183
Daido Steel Co. Ltd.	17,300	854,374
Daifuku Co. Ltd.	55,100	2,428,212
Dai-ichi Life Holdings, Inc.	521,200	9,841,033
Daiichi Sankyo Co. Ltd.	274,900	11,402,143
Daikin Industries Ltd.	127,700	15,263,978
Daito Trust Construction Co. Ltd.	33,300	5,580,003
Daiwa House Industry Co. Ltd.	290,500	10,593,243

Investments	Shares	Value($)
Japan — continued
Daiwa House REIT Investment Corp., REIT	753	1,862,734
Daiwa Securities Group, Inc.	743,100	4,334,125
DeNA Co. Ltd.	47,000	886,450
Denso Corp.	232,400	11,495,690
Dentsu, Inc.	110,500	4,639,975
DIC Corp.	38,700	1,263,707
Disco Corp.	13,200	2,253,401
Don Quijote Holdings Co. Ltd.	56,900	2,659,740
East Japan Railway Co.	167,600	15,675,990
Eisai Co. Ltd.	129,100	11,114,506
Electric Power Development Co. Ltd.	75,500	2,050,581
Ezaki Glico Co. Ltd.	24,600	1,139,361
FamilyMart UNY Holdings Co. Ltd.	36,000	3,359,545
FANUC Corp.	85,200	17,179,805
Fast Retailing Co. Ltd.	28,700	12,569,334
Fuji Electric Co. Ltd.	269,000	1,987,108
Fuji Media Holdings, Inc.	20,300	334,024
FUJIFILM Holdings Corp.	191,700	7,912,378
Fujitsu Ltd.	903,000	6,154,329
Fukuoka Financial Group, Inc.	374,000	2,046,972
Furukawa Electric Co. Ltd.	31,400	1,109,477
GLP J-Reit, REIT	1,480	1,581,918
GS Yuasa Corp.	180,000	842,641
GungHo Online Entertainment, Inc.	208,400	444,922
Gunma Bank Ltd. (The)	189,700	1,010,055
Hachijuni Bank Ltd. (The)	224,000	987,532
Hakuhodo DY Holdings, Inc.	128,800	1,977,735
Hamamatsu Photonics KK	63,000	2,673,818
Hankyu Hanshin Holdings, Inc.	110,700	4,408,561
Harmonic Drive Systems, Inc.	14,300	565,407
Haseko Corp.	132,400	1,756,914
Hikari Tsushin, Inc.	9,700	1,630,093
Hino Motors Ltd.	125,500	1,417,928
Hirose Electric Co. Ltd.	14,300	1,743,605
Hiroshima Bank Ltd. (The)	137,300	944,823
Hisamitsu Pharmaceutical Co., Inc.	36,500	2,671,851
Hitachi Capital Corp.	23,600	630,648
Hitachi Chemical Co. Ltd.	43,600	863,420
Hitachi Construction Machinery Co. Ltd.	44,900	1,444,082
Hitachi High-Technologies Corp.	29,700	1,212,955
Hitachi Ltd.	2,116,000	14,792,452
Hitachi Metals Ltd.	88,200	955,849
Hokuhoku Financial Group, Inc.	57,300	825,552
Hokuriku Electric Power Co. *	87,500	918,520
Honda Motor Co. Ltd.	792,600	24,198,598
Hoshizaki Corp.	23,400	2,356,842
Hoya Corp.	166,000	9,989,008
Hulic Co. Ltd.	210,100	2,061,882
Ibiden Co. Ltd.	59,100	973,243
Idemitsu Kosan Co. Ltd.	63,700	2,869,386
IHI Corp.	68,000	2,388,177
Iida Group Holdings Co. Ltd.	79,400	1,557,268
Inpex Corp.	471,900	5,180,934
Isetan Mitsukoshi Holdings Ltd.	173,500	2,096,714
Isuzu Motors Ltd.	270,300	3,657,897
ITOCHU Corp.	682,500	12,118,741

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Japan — continued
Itochu Techno-Solutions Corp.	41,300	786,894
Iyo Bank Ltd. (The)	141,600	977,343
Izumi Co. Ltd.	18,100	1,092,045
J Front Retailing Co. Ltd.	117,000	1,715,119
Japan Airlines Co. Ltd.	50,700	1,871,564
Japan Airport Terminal Co. Ltd.	28,200	1,341,944
Japan Exchange Group, Inc.	234,100	4,164,239
Japan Post Holdings Co. Ltd.	216,100	2,382,669
Japan Post Insurance Co. Ltd.	29,600	630,055
Japan Prime Realty Investment Corp., REIT	415	1,495,180
Japan Real Estate Investment Corp., REIT	597	3,127,046
Japan Retail Fund Investment Corp., REIT	1,153	2,106,611
Japan Tobacco, Inc.	488,600	13,905,414
JFE Holdings, Inc.	252,100	5,122,747
JGC Corp.	112,500	2,182,984
JSR Corp.	89,000	1,711,276
JTEKT Corp.	106,200	1,540,103
JXTG Holdings, Inc.	1,407,700	10,320,413
Kajima Corp.	450,000	3,511,048
Kakaku.com, Inc.	58,300	1,227,832
Kamigumi Co. Ltd.	52,900	1,108,251
Kaneka Corp.	149,000	1,311,566
Kansai Electric Power Co., Inc. (The)	351,300	5,000,917
Kansai Paint Co. Ltd.	112,500	2,588,876
Kao Corp.	216,100	15,786,536
Kawasaki Heavy Industries Ltd.	72,800	2,140,539
Kawasaki Kisen Kaisha Ltd. *	35,300	641,051
KDDI Corp.	775,400	21,584,706
Keihan Holdings Co. Ltd.	47,700	1,736,891
Keikyu Corp.	119,300	1,953,277
Keio Corp.	53,400	2,622,421
Keisei Electric Railway Co. Ltd.	74,900	2,493,985
Kewpie Corp.	50,800	1,263,400
Keyence Corp.	40,300	21,317,426
Kikkoman Corp.	77,200	3,663,983
Kinden Corp.	63,900	1,027,256
Kintetsu Group Holdings Co. Ltd.	84,000	3,342,711
Kirin Holdings Co. Ltd.	398,700	10,207,282
Kobayashi Pharmaceutical Co. Ltd.	22,100	1,844,915
Kobe Steel Ltd.	159,400	1,570,931
Koito Manufacturing Co. Ltd.	55,900	3,600,799
Komatsu Ltd.	423,200	12,504,764
Konami Holdings Corp.	44,100	2,074,855
Konica Minolta, Inc.	220,700	1,981,290
Kose Corp.	14,000	2,683,499
K’s Holdings Corp.	80,000	900,716
Kubota Corp.	510,900	8,577,009
Kuraray Co. Ltd.	153,700	2,172,379
Kurita Water Industries Ltd.	45,000	1,316,278
Kyocera Corp.	155,700	9,061,786
Kyowa Hakko Kirin Co. Ltd.	112,700	2,141,335
Kyushu Electric Power Co., Inc.	204,300	2,407,601
Kyushu Financial Group, Inc.	193,300	990,248
Kyushu Railway Co.	70,100	2,154,467
Lawson, Inc.	21,500	1,291,073

Investments	Shares	Value($)
Japan — continued
LINE Corp. *	20,600	899,943
Lion Corp.	130,100	2,355,663
LIXIL Group Corp.	125,800	2,578,658
M3, Inc.	89,200	3,401,307
Mabuchi Motor Co. Ltd.	24,600	1,212,050
Makita Corp.	122,700	5,519,799
Marubeni Corp.	760,100	5,803,113
Marui Group Co. Ltd.	101,000	2,006,783
Maruichi Steel Tube Ltd.	35,000	1,205,960
Matsui Securities Co. Ltd.	47,600	474,879
Matsumotokiyoshi Holdings Co. Ltd.	37,900	1,643,672
Mazda Motor Corp.	262,600	3,276,815
McDonald’s Holdings Co. Japan Ltd.	28,100	1,343,675
Mebuki Financial Group, Inc.	463,800	1,657,234
Medipal Holdings Corp.	88,800	1,805,606
MEIJI Holdings Co. Ltd.	67,200	5,284,380
MINEBEA MITSUMI, Inc.	185,700	3,332,781
Miraca Holdings, Inc.	24,200	703,305
MISUMI Group, Inc.	122,300	3,124,623
Mitsubishi Chemical Holdings Corp.	656,500	5,750,584
Mitsubishi Corp.	693,000	19,371,453
Mitsubishi Electric Corp.	937,200	12,733,479
Mitsubishi Estate Co. Ltd.	605,700	10,510,480
Mitsubishi Gas Chemical Co., Inc.	90,000	2,010,868
Mitsubishi Heavy Industries Ltd.	146,900	5,516,260
Mitsubishi Logistics Corp.	36,100	825,871
Mitsubishi Materials Corp.	55,300	1,572,603
Mitsubishi Motors Corp.	313,300	2,395,151
Mitsubishi Tanabe Pharma Corp.	107,900	2,023,077
Mitsubishi UFJ Financial Group, Inc.	6,065,100	37,220,706
Mitsubishi UFJ Lease & Finance Co. Ltd.	234,600	1,422,763
Mitsui & Co. Ltd.	760,100	12,739,305
Mitsui Chemicals, Inc.	89,300	2,405,127
Mitsui Fudosan Co. Ltd.	432,700	10,346,600
Mitsui OSK Lines Ltd.	52,800	1,370,035
Mixi, Inc.	18,100	476,653
Mizuho Financial Group, Inc.	11,080,800	19,261,643
MonotaRO Co. Ltd.	30,700	1,546,108
MS&AD Insurance Group Holdings, Inc.	222,000	6,799,786
Murata Manufacturing Co. Ltd.	92,200	16,132,779
Nabtesco Corp.	54,600	1,704,546
Nagoya Railroad Co. Ltd.	83,900	2,105,813
Nankai Electric Railway Co. Ltd.	50,000	1,374,749
NEC Corp.	114,800	3,189,242
Nexon Co. Ltd. *	166,400	2,397,604
NGK Insulators Ltd.	125,000	2,195,192
NGK Spark Plug Co. Ltd.	74,800	2,159,978
NH Foods Ltd.	46,000	1,831,310
NHK Spring Co. Ltd.	98,800	988,226
Nidec Corp.	120,400	17,488,143
Nihon M&A Center, Inc.	57,500	1,534,386
Nikon Corp.	175,600	2,964,300
Nintendo Co. Ltd.	52,700	17,822,459
Nippon Building Fund, Inc., REIT	608	3,385,012
Nippon Electric Glass Co. Ltd.	37,200	1,202,318

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Japan — continued
Nippon Express Co. Ltd.	37,300	2,441,621
Nippon Paint Holdings Co. Ltd.	85,800	3,749,636
Nippon Prologis REIT, Inc., REIT	965	1,953,077
Nippon Shinyaku Co. Ltd.	27,700	1,576,711
Nippon Shokubai Co. Ltd.	15,900	1,136,778
Nippon Steel & Sumitomo Metal Corp.	384,900	7,676,161
Nippon Telegraph & Telephone Corp.	302,400	13,987,075
Nippon Television Holdings, Inc.	24,200	389,635
Nippon Yusen KK	74,000	1,427,126
Nissan Chemical Corp.	66,200	2,967,852
Nissan Motor Co. Ltd.	1,052,900	9,959,492
Nisshin Seifun Group, Inc.	115,900	2,271,064
Nissin Foods Holdings Co. Ltd.	34,800	2,401,012
Nitori Holdings Co. Ltd.	36,900	5,561,075
Nitto Denko Corp.	70,700	5,129,718
NOK Corp.	49,600	997,117
Nomura Holdings, Inc.	1,461,000	6,927,197
Nomura Real Estate Holdings, Inc.	55,200	1,204,894
Nomura Real Estate Master Fund, Inc., REIT	1,894	2,683,089
Nomura Research Institute Ltd.	57,600	2,768,112
NSK Ltd.	207,700	2,268,454
NTT Data Corp.	280,300	3,192,821
NTT DOCOMO, Inc.	527,600	13,583,029
NTT Urban Development Corp.	48,100	497,045
Obayashi Corp.	314,000	3,278,214
Obic Co. Ltd.	29,900	2,568,629
Odakyu Electric Railway Co. Ltd.	140,400	2,973,779
Oji Holdings Corp.	451,000	2,676,043
Olympus Corp.	142,300	5,776,923
Omron Corp.	93,000	4,209,053
Ono Pharmaceutical Co. Ltd.	236,800	5,595,412
Oracle Corp. Japan	14,900	1,250,629
Orient Corp.	258,100	360,594
Oriental Land Co. Ltd.	100,900	10,971,357
ORIX Corp.	579,600	9,388,069
Orix JREIT, Inc., REIT	1,211	1,888,525
Osaka Gas Co. Ltd.	181,700	3,496,865
Otsuka Corp.	48,800	1,903,343
Otsuka Holdings Co. Ltd.	244,200	11,277,231
Panasonic Corp.	1,071,600	13,769,109
Park24 Co. Ltd.	49,700	1,394,623
PeptiDream, Inc. *	37,300	1,452,841
Persol Holdings Co. Ltd.	81,500	1,776,553
Pigeon Corp.	51,500	2,479,063
Pola Orbis Holdings, Inc.	38,600	1,495,840
Rakuten, Inc.	391,300	2,758,489
Recruit Holdings Co. Ltd.	688,000	18,852,212
Resona Holdings, Inc.	964,400	5,485,238
Ricoh Co. Ltd.	326,700	3,189,438
Rinnai Corp.	17,200	1,489,619
Rohm Co. Ltd.	41,100	3,503,087
Ryohin Keikaku Co. Ltd.	12,200	3,915,765
Sankyo Co. Ltd.	19,700	776,320
Santen Pharmaceutical Co. Ltd.	177,900	2,975,640
Sapporo Holdings Ltd.	34,600	836,922
SBI Holdings, Inc.	87,600	2,391,411

Investments	Shares	Value($)
Japan — continued
SCSK Corp.	21,400	1,011,880
Secom Co. Ltd.	93,300	7,131,156
Sega Sammy Holdings, Inc.	87,500	1,396,106
Seibu Holdings, Inc.	126,800	2,139,789
Seiko Epson Corp.	140,100	2,529,182
Sekisui Chemical Co. Ltd.	189,900	3,398,952
Sekisui House Ltd.	273,900	4,668,762
Seria Co. Ltd.	19,400	891,330
Seven & i Holdings Co. Ltd.	349,300	14,265,374
Seven Bank Ltd.	321,000	971,673
SG Holdings Co. Ltd.	35,100	769,976
Sharp Corp.	73,700	1,713,502
Shikoku Electric Power Co., Inc.	90,500	1,209,597
Shimadzu Corp.	120,800	3,444,902
Shimamura Co. Ltd.	9,500	888,975
Shimano, Inc.	37,100	5,350,125
Shimizu Corp.	317,200	3,319,945
Shin-Etsu Chemical Co. Ltd.	174,300	17,632,469
Shinsei Bank Ltd.	75,000	1,181,256
Shionogi & Co. Ltd.	128,500	7,013,859
Shiseido Co. Ltd.	175,200	12,907,074
Shizuoka Bank Ltd. (The)	263,600	2,436,329
Showa Denko KK	66,100	3,152,710
Showa Shell Sekiyu KK	89,000	1,460,707
SMC Corp.	30,100	10,199,651
SoftBank Group Corp.	379,400	31,688,330
Sohgo Security Services Co. Ltd.	37,700	1,729,238
Sojitz Corp.	495,900	1,800,453
Sompo Holdings, Inc.	173,100	7,035,505
Sony Corp.	554,100	29,781,128
Sony Financial Holdings, Inc.	68,800	1,322,094
Square Enix Holdings Co. Ltd.	37,200	1,758,786
Stanley Electric Co. Ltd.	68,000	2,391,551
Start Today Co. Ltd.	79,300	3,189,564
Subaru Corp.	277,700	8,115,900
SUMCO Corp.	79,700	1,705,321
Sumitomo Chemical Co. Ltd.	722,000	4,157,804
Sumitomo Corp.	545,300	8,979,317
Sumitomo Dainippon Pharma Co. Ltd.	74,400	1,443,839
Sumitomo Electric Industries Ltd.	346,100	5,324,106
Sumitomo Heavy Industries Ltd.	52,000	1,811,614
Sumitomo Metal Mining Co. Ltd.	121,200	4,356,752
Sumitomo Mitsui Financial Group, Inc.	616,800	24,479,399
Sumitomo Mitsui Trust Holdings, Inc.	169,500	6,732,817
Sumitomo Realty & Development Co. Ltd.	205,000	7,511,081
Sumitomo Rubber Industries Ltd.	83,800	1,388,866
Sundrug Co. Ltd.	27,600	1,105,458
Suntory Beverage & Food Ltd.	55,200	2,348,276
Suruga Bank Ltd.	100,400	899,550
Suzuken Co. Ltd.	39,300	1,720,971
Suzuki Motor Corp.	193,500	11,381,268
Sysmex Corp.	68,800	6,524,049
T&D Holdings, Inc.	266,400	3,980,569
Taiheiyo Cement Corp.	55,300	1,747,357
Taisei Corp.	97,100	5,400,128

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Japan — continued
Taisho Pharmaceutical Holdings Co. Ltd.	23,300	2,639,434
Taiyo Nippon Sanso Corp.	92,300	1,417,785
Takashimaya Co. Ltd.	158,000	1,323,251
Takeda Pharmaceutical Co. Ltd.	325,900	13,760,450
TDK Corp.	56,300	6,031,806
Teijin Ltd.	86,800	1,621,174
Terumo Corp.	144,200	7,921,795
THK Co. Ltd.	53,800	1,465,518
Tobu Railway Co. Ltd.	94,100	2,773,851
Toho Co. Ltd.	63,700	1,902,048
Toho Gas Co. Ltd.	43,200	1,475,857
Tohoku Electric Power Co., Inc.	219,100	2,790,189
Tokai Rika Co. Ltd.	20,800	431,999
Tokio Marine Holdings, Inc.	326,300	15,524,036
Tokyo Broadcasting System Holdings, Inc.	15,600	323,555
Tokyo Century Corp.	23,100	1,262,518
Tokyo Electric Power Co. Holdings, Inc. *	349,800	1,676,182
Tokyo Electron Ltd.	72,100	12,639,134
Tokyo Gas Co. Ltd.	176,400	4,308,643
Tokyo Tatemono Co. Ltd.	94,200	1,268,331
Tokyu Corp.	245,200	4,221,485
Tokyu Fudosan Holdings Corp.	222,900	1,515,150
Toppan Printing Co. Ltd.	292,000	2,246,733
Toray Industries, Inc.	711,100	5,510,892
Toshiba Corp. *	2,653,000	8,106,793
Tosoh Corp.	142,100	2,320,944
TOTO Ltd.	69,800	3,262,042
Toyo Seikan Group Holdings Ltd.	71,000	1,309,302
Toyo Suisan Kaisha Ltd.	43,600	1,578,120
Toyoda Gosei Co. Ltd.	32,800	832,291
Toyota Boshoku Corp.	37,500	697,373
Toyota Industries Corp.	89,700	5,077,308
Toyota Motor Corp.	1,195,600	78,588,108
Toyota Tsusho Corp.	104,000	3,555,046
Trend Micro, Inc.	52,300	3,090,228
Tsumura & Co.	30,800	1,001,660
Tsuruha Holdings, Inc.	16,300	2,005,126
Ube Industries Ltd.	47,200	1,270,523
Unicharm Corp.	172,200	5,244,100
United Urban Investment Corp., REIT	1,342	2,086,698
Ushio, Inc.	55,800	726,997
USS Co. Ltd.	96,300	1,827,664
Welcia Holdings Co. Ltd.	21,500	1,093,384
West Japan Railway Co.	85,200	5,956,326
Yahoo Japan Corp.	696,700	2,650,664
Yakult Honsha Co. Ltd.	70,400	5,076,543
Yamada Denki Co. Ltd.	324,800	1,611,051
Yamaguchi Financial Group, Inc.	115,200	1,305,485
Yamaha Corp.	76,900	3,598,416
Yamaha Motor Co. Ltd.	133,500	3,524,395
Yamato Holdings Co. Ltd.	179,600	5,205,402
Yamato Kogyo Co. Ltd.	20,600	642,433
Yamazaki Baking Co. Ltd.	78,100	1,942,115
Yaskawa Electric Corp.	115,500	3,819,673
Yokogawa Electric Corp.	104,800	1,863,960

Investments	Shares	Value($)
Japan — continued
Yokohama Rubber Co. Ltd. (The)	59,700	1,278,754

TOTAL COMMON STOCKS (Cost $1,722,313,551)		1,742,745,901

SHORT-TERM INVESTMENTS — 0.0% (a)
INVESTMENT COMPANIES — 0.0% (a)
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (b)(c) (COST $428,138)	428,138	428,138

Total Investments — 99.8% (Cost $1,722,741,689)		1,743,174,039
Other Assets Less Liabilities — 0.2%		3,264,151

Net Assets — 100.0%		1,746,438,190

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018 The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
Industry	Percentage
Automobiles	8.3%
Banks	6.9
Pharmaceuticals	5.5
Electronic Equipment, Instruments & Components	5.3
Machinery	5.1
Chemicals	4.7
Road & Rail	4.2
Trading Companies & Distributors	4.0
Wireless Telecommunication Services	3.8
Household Durables	3.6
Auto Components	3.0
Real Estate Management & Development	3.0
Insurance	2.7
Technology Hardware, Storage & Peripherals	2.1
Electrical Equipment	2.1
Personal Products	2.0
Food & Staples Retailing	1.9
Food Products	1.9
Health Care Equipment & Supplies	1.8
Software	1.7
Beverages	1.5
Specialty Retail	1.5
Building Products	1.5
Metals & Mining	1.4
Equity Real Estate Investment Trusts (REITs)	1.4
Professional Services	1.3
Semiconductors & Semiconductor Equipment	1.3
Electric Utilities	1.2
Oil, Gas & Consumable Fuels	1.1
Construction & Engineering	1.1
IT Services	1.1
Capital Markets	1.0
Others (each less than 1.0%)	11.0

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	23	09/2018	JPY	3,611,253	22,852

					22,852

Abbreviations

REIT	Real Estate Investment Trust
(a)	Amount rounds to less than 0.05% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Japan	$2,683,089	$1,740,062,812	$—	$1,742,745,901
Short-Term Investments
Investment Companies	428,138	—	—	428,138

Total Investments in Securities	$3,111,227	$1,740,062,812	$—	$1,743,174,039

Appreciation in Other Financial Instruments
Futures Contracts	$—	$22,852	$—	$22,852

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels for the period ended July 31, 2018.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.1%
Brazil — 8.8%
Azul SA (Preference) *	20,945	133,930
Banco Bradesco SA *	53,104	393,897
Banco Bradesco SA (Preference) *	202,365	1,640,142
Banco BTG Pactual SA *	12,020	63,090
Banco do Brasil SA *	63,916	553,111
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	12,170	51,328
Banco Santander Brasil SA	24,343	236,730
BB Seguridade Participacoes SA	40,668	264,814
Bradespar SA (Preference)	13,979	121,231
Braskem SA (Preference), Class A	13,792	201,039
CCR SA	80,723	226,686
Cia de Saneamento Basico do Estado de Sao Paulo *	51,053	341,958
Cia de Transmissao de Energia Eletrica Paulista (Preference)	7,104	116,214
Cia Energetica de Minas Gerais	11,680	22,313
Cia Energetica de Minas Gerais (Preference)	139,054	302,686
Cia Paranaense de Energia (Preference)	15,105	82,703
Cia Siderurgica Nacional SA *	43,475	106,217
Cielo SA	66,360	255,836
Cosan SA	18,685	183,749
EDP - Energias do Brasil SA	44,002	159,323
Energisa SA	26,730	215,005
Engie Brasil Energia SA	20,762	207,050
Equatorial Energia SA	25,559	413,351
Estacio Participacoes SA	27,836	191,714
Fibria Celulose SA	16,597	327,757
Gerdau SA (Preference)	75,458	335,141
Guararapes Confeccoes SA	870	21,979
Hypera SA *	44,110	326,715
IRB Brasil Resseguros SA	7,276	103,461
Itau Unibanco Holding SA (Preference)	188,887	2,269,684
Itausa - Investimentos Itau SA (Preference)	263,789	732,337
Kroton Educacional SA	162,653	485,363
Localiza Rent a Car SA *	54,654	336,664
Magazine Luiza SA	7,927	277,729
Natura Cosmeticos SA	19,898	154,538
Odontoprev SA	40,000	141,849
Petroleo Brasileiro SA *	214,264	1,253,627
Petroleo Brasileiro SA (Preference) *	284,650	1,494,805
Porto Seguro SA *	5,643	74,407
Sao Martinho SA	17,388	90,338
Smiles Fidelidade SA *	6,356	86,687
Sul America SA	13,341	79,158
Telefonica Brasil SA (Preference)	62,400	685,464
TIM Participacoes SA *	120,789	398,414
Transmissora Alianca de Energia Eletrica SA	32,934	176,810

Investments	Shares	Value($)
Brazil — continued
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A	27,681	65,491
Vale SA *	252,151	3,691,604
Via Varejo SA	13,632	78,306

		20,172,445

Chile — 1.4%
AES Gener SA	420,655	111,723
Aguas Andinas SA, Class A	411,838	240,227
Banco de Chile	1,667,908	260,721
Banco de Credito e Inversiones SA	2,338	162,002
Banco Santander Chile	3,710,017	304,774
Empresas CMPC SA	80,346	325,594
Empresas COPEC SA	35,008	562,493
Enel Americas SA	4,147,168	732,613
Enel Chile SA	3,415,446	361,925
Parque Arauco SA	35,424	99,038

		3,161,110

China — 23.1%
3SBio, Inc. (a)	118,000	251,757
58.com, Inc., ADR *	7,575	509,494
Agile Group Holdings Ltd.	44,000	67,937
Agricultural Bank of China Ltd., Class H	964,000	468,460
Air China Ltd., Class H	146,000	134,842
Angang Steel Co. Ltd., Class H	46,000	48,985
Anhui Conch Cement Co. Ltd., Class H	48,500	311,913
ANTA Sports Products Ltd.	104,000	531,152
Autohome, Inc., ADR	2,300	222,525
AviChina Industry & Technology Co. Ltd., Class H	206,000	126,736
BAIC Motor Corp. Ltd., Class H (a)	116,500	96,828
Baidu, Inc., ADR *	11,400	2,817,852
Bank of China Ltd., Class H	2,387,000	1,127,658
Bank of Communications Co. Ltd., Class H	243,000	175,916
BBMG Corp., Class H	99,000	39,054
Beijing Capital International Airport Co. Ltd., Class H	70,000	79,732
Beijing Enterprises Holdings Ltd.	21,500	104,894
Beijing Enterprises Water Group Ltd.	528,000	288,666
BOE Technology Group Co. Ltd., Class B	39,100	16,514
Brilliance China Automotive Holdings Ltd.	222,000	290,635
BYD Electronic International Co. Ltd.	33,000	38,607
CAR, Inc. *	50,000	49,646
CGN Power Co. Ltd., Class H (a)	1,357,000	359,918
China Agri-Industries Holdings Ltd.	173,000	68,680
China Cinda Asset Management Co. Ltd., Class H	295,000	82,908
China CITIC Bank Corp. Ltd., Class H	262,000	168,629
China Coal Energy Co. Ltd., Class H	90,000	37,809

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
China — continued
China Communications Construction Co. Ltd., Class H	184,000	203,827
China Communications Services Corp. Ltd., Class H	106,000	67,199
China Conch Venture Holdings Ltd.	70,000	264,072
China Construction Bank Corp., Class H	2,821,000	2,579,193
China Dongxiang Group Co. Ltd.	268,000	44,445
China Eastern Airlines Corp. Ltd., Class H	126,000	78,771
China Everbright Bank Co. Ltd., Class H	97,000	42,666
China Everbright International Ltd.	110,000	134,208
China Everbright Ltd.	26,000	45,958
China Evergrande Group *	95,000	263,645
China Foods Ltd.	58,000	30,292
China Galaxy Securities Co. Ltd., Class H	115,500	59,885
China Huarong Asset Management Co. Ltd., Class H (a)	305,000	77,801
China International Capital Corp. Ltd., Class H (a)	29,600	51,069
China Jinmao Holdings Group Ltd.	182,000	87,850
China Life Insurance Co. Ltd., Class H	233,000	585,499
China Longyuan Power Group Corp. Ltd., Class H	148,000	137,853
China Machinery Engineering Corp., Class H	40,000	21,430
China Medical System Holdings Ltd.	152,000	260,295
China Merchants Bank Co. Ltd., Class H	119,000	466,750
China Merchants Port Holdings Co. Ltd.	52,000	107,824
China Minsheng Banking Corp. Ltd., Class H	199,800	148,557
China Mobile Ltd.	640,500	5,785,902
China Molybdenum Co. Ltd., Class H	174,000	89,129
China National Building Material Co. Ltd., Class H	160,250	174,456
China Overseas Land & Investment Ltd.	122,000	384,352
China Pacific Insurance Group Co. Ltd., Class H	80,200	313,805
China Petroleum & Chemical Corp., Class H	1,120,000	1,076,592
China Power International Development Ltd.	534,000	132,808
China Railway Construction Corp. Ltd., Class H	79,000	95,431
China Railway Group Ltd., Class H	160,000	138,993
China Railway Signal & Communication Corp. Ltd., Class H (a)	65,000	46,144
China Reinsurance Group Corp., Class H	210,000	43,919

Investments	Shares	Value($)
China — continued
China Resources Cement Holdings Ltd.	72,000	82,312
China Resources Gas Group Ltd.	96,000	455,639
China Resources Land Ltd.	86,000	315,336
China Resources Pharmaceutical Group Ltd. (a)	203,000	295,355
China Resources Power Holdings Co. Ltd.	228,000	440,418
China Shenhua Energy Co. Ltd., Class H	145,500	329,896
China South City Holdings Ltd.	102,000	19,803
China Southern Airlines Co. Ltd., Class H	154,000	108,085
China State Construction International Holdings Ltd.	74,000	88,223
China Taiping Insurance Holdings Co. Ltd.	44,800	153,730
China Telecom Corp. Ltd., Class H	1,682,000	795,506
China Traditional Chinese Medicine Holdings Co. Ltd.	298,000	219,833
China Vanke Co. Ltd., Class H	42,500	136,072
China Zhongwang Holdings Ltd.	60,800	29,796
Chongqing Changan Automobile Co. Ltd., Class B	66,300	57,919
Chongqing Rural Commercial Bank Co. Ltd., Class H	87,000	53,303
CIFI Holdings Group Co. Ltd.	104,000	67,940
CIMC Enric Holdings Ltd.	24,000	21,984
CITIC Ltd.	205,000	290,584
CITIC Securities Co. Ltd., Class H	70,500	141,343
CNOOC Ltd.	698,000	1,169,393
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	54,000	23,502
COSCO SHIPPING Holdings Co. Ltd., Class H *	104,000	43,584
COSCO SHIPPING Ports Ltd.	72,000	67,715
Country Garden Holdings Co. Ltd.	234,000	364,661
Country Garden Services Holdings Co. Ltd. *	25,632	41,865
CRRC Corp. Ltd., Class H	168,000	147,735
CSC Financial Co. Ltd., Class H *(a)	29,000	19,635
CSPC Pharmaceutical Group Ltd.	534,000	1,399,920
Dali Foods Group Co. Ltd. (a)	167,000	140,017
Datang International Power Generation Co. Ltd., Class H	342,000	99,095
Dongfeng Motor Group Co. Ltd., Class H	234,000	235,269
ENN Energy Holdings Ltd.	90,000	915,094
Far East Horizon Ltd.	67,000	64,520
Fosun International Ltd.	97,576	178,902
Fuyao Glass Industry Group Co. Ltd., Class H (a)	40,400	146,556
GCL-Poly Energy Holdings Ltd. *	546,000	48,142
Geely Automobile Holdings Ltd.	393,000	901,330
GF Securities Co. Ltd., Class H	48,600	68,209
Great Wall Motor Co. Ltd., Class H	254,500	183,451
Greentown China Holdings Ltd.	24,000	28,324
Guangdong Investment Ltd.	360,000	620,645

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
China — continued
Guangshen Railway Co. Ltd., Class H	116,000	59,528
Guangzhou Automobile Group Co. Ltd., Class H	253,200	238,337
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	119,306
Guangzhou R&F Properties Co. Ltd., Class H	32,800	59,053
Guotai Junan Securities Co. Ltd., Class H (a)	25,800	53,523
Haitian International Holdings Ltd.	25,000	58,924
Haitong Securities Co. Ltd., Class H	107,200	108,497
Health and Happiness H&H International Holdings Ltd. *	12,500	92,777
Hengan International Group Co. Ltd.	57,000	507,753
Huadian Fuxin Energy Corp. Ltd., Class H	306,000	72,594
Huadian Power International Corp. Ltd., Class H	192,000	90,233
Huaneng Power International, Inc., Class H	510,000	384,226
Huaneng Renewables Corp. Ltd., Class H	226,000	84,093
Huatai Securities Co. Ltd., Class H *(a)	54,800	86,541
Huazhu Group Ltd., ADR	8,200	328,082
Industrial & Commercial Bank of China Ltd., Class H	2,462,000	1,829,669
Inner Mongolia Yitai Coal Co. Ltd., Class B	43,700	57,606
Jiangsu Expressway Co. Ltd., Class H	50,000	60,821
Jiangxi Copper Co. Ltd., Class H	51,000	64,523
Kunlun Energy Co. Ltd.	118,000	102,079
KWG Property Holding Ltd.	39,736	45,437
Legend Holdings Corp., Class H (a)	16,200	48,414
Li Ning Co. Ltd. *	135,000	147,273
Livzon Pharmaceutical Group, Inc., Class H	15,223	71,725
Logan Property Holdings Co. Ltd.	32,000	40,306
Longfor Group Holdings Ltd.	47,000	132,599
Luye Pharma Group Ltd.	199,000	193,834
Maanshan Iron & Steel Co. Ltd., Class H	76,000	40,722
Metallurgical Corp. of China Ltd., Class H	118,000	34,627
Momo, Inc., ADR *	4,100	168,182
New China Life Insurance Co. Ltd., Class H	27,000	124,649
People’s Insurance Co. Group of China Ltd. (The), Class H	258,000	115,515
PetroChina Co. Ltd., Class H	916,000	697,576
PICC Property & Casualty Co. Ltd., Class H	210,000	237,287
Ping An Insurance Group Co. of China Ltd., Class H	155,000	1,442,939
Poly Property Group Co. Ltd.	60,000	23,998

Investments	Shares	Value($)
China — continued
Postal Savings Bank of China Co. Ltd., Class H (a)	182,000	122,346
Red Star Macalline Group Corp. Ltd., Class H (a)	19,862	23,446
Shandong Chenming Paper Holdings Ltd., Class H	20,750	17,621
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	200,000	153,067
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	58,500	279,842
Shanghai Industrial Holdings Ltd.	19,000	44,354
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	103,100	273,749
Shenzhen Expressway Co. Ltd., Class H	30,000	27,173
Shenzhen International Holdings Ltd.	35,544	65,649
Shenzhen Investment Ltd.	100,829	36,386
Shenzhou International Group Holdings Ltd.	58,000	712,261
Shimao Property Holdings Ltd.	37,000	105,229
Sino-Ocean Group Holding Ltd.	91,000	51,471
Sinopec Engineering Group Co. Ltd., Class H	61,500	62,656
Sinopec Shanghai Petrochemical Co. Ltd., Class H	150,000	90,193
Sinopharm Group Co. Ltd., Class H	122,800	519,421
Sinotrans Ltd., Class H	86,000	39,878
Sinotruk Hong Kong Ltd.	28,000	39,601
SOHO China Ltd.	59,500	28,023
Sunac China Holdings Ltd.	71,000	232,158
Sunny Optical Technology Group Co. Ltd.	27,500	456,132
Tencent Holdings Ltd.	136,100	6,194,509
Tianhe Chemicals Group Ltd. *‡(a)	20,000	—
Vipshop Holdings Ltd., ADR *	34,200	330,030
Weichai Power Co. Ltd., Class H	85,000	103,992
Wuxi Biologics Cayman, Inc. *(a)	54,500	555,299
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	24,440	31,221
Yangzijiang Shipbuilding Holdings Ltd.	89,000	62,034
Yanzhou Coal Mining Co. Ltd., Class H	88,000	109,930
Yuexiu Property Co. Ltd.	196,000	37,279
YY, Inc., ADR *	1,688	157,372
Zhejiang Expressway Co. Ltd., Class H	60,000	50,962
Zhongsheng Group Holdings Ltd.	49,500	112,933
Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,300	127,957
Zijin Mining Group Co. Ltd., Class H	248,000	91,944
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	55,400	22,367

		52,960,741

Colombia — 0.7%
Almacenes Exito SA	22,010	124,118

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Colombia — continued
Bancolombia SA	16,395	189,786
Bancolombia SA (Preference)	27,122	312,084
Ecopetrol SA	340,814	363,747
Grupo Aval Acciones y Valores SA (Preference)	245,165	96,692
Grupo de Inversiones Suramericana SA	15,222	194,534
Interconexion Electrica SA ESP	63,358	315,201

		1,596,162

Czech Republic — 0.4%
CEZ A/S	22,327	586,328
Komercni banka A/S	3,745	162,602
Moneta Money Bank A/S (a)	25,636	87,935

		836,865

Egypt — 0.2%
Commercial International Bank Egypt SAE	51,634	242,654
Eastern Tobacco	11,630	107,202
Egyptian Financial Group-Hermes Holding Co. *	33,678	32,792
ElSewedy Electric Co.	4,453	46,464
Talaat Moustafa Group	50,488	31,251
Telecom Egypt Co.	47,099	36,952

		497,315

Greece — 0.4%
Alpha Bank AE *	67,195	146,706
Eurobank Ergasias SA *	88,366	91,577
JUMBO SA	10,473	167,750
Motor Oil Hellas Corinth Refineries SA	3,452	73,305
Mytilineos Holdings SA	6,401	64,367
National Bank of Greece SA *	266,693	86,790
OPAP SA	21,124	235,848

		866,343

Hong Kong — 0.8%
China Gas Holdings Ltd.	69,200	280,723
Haier Electronics Group Co. Ltd. *	97,000	283,680
Kingboard Holdings Ltd.	30,500	106,732
Kingboard Laminates Holdings Ltd.	45,000	54,005
Lee & Man Paper Manufacturing Ltd.	63,000	61,386
Nine Dragons Paper Holdings Ltd.	68,000	84,343
Sino Biopharmaceutical Ltd.	774,500	1,060,773

		1,931,642

Hungary — 0.3%
MOL Hungarian Oil & Gas plc	25,611	250,934
OTP Bank Nyrt	11,147	419,285

		670,219

India — 7.5%
Adani Enterprises Ltd.	10,852	31,058
Adani Ports & Special Economic Zone Ltd.	29,675	173,344
Ashok Leyland Ltd.	48,200	79,508
Aurobindo Pharma Ltd.	31,647	273,229
Bajaj Auto Ltd.	6,984	275,291
Bajaj Finance Ltd.	5,392	212,695
Bajaj Finserv Ltd.	1,204	122,805

Investments	Shares	Value($)
India — continued
Bank of Baroda *	16,294	36,589
Bharat Forge Ltd.	7,863	73,605
Bharat Petroleum Corp. Ltd.	43,325	247,063
Britannia Industries Ltd.	2,310	220,567
Canara Bank *	4,633	19,316
Coal India Ltd.	54,536	207,880
Divi’s Laboratories Ltd.	9,509	159,575
DLF Ltd.	13,188	37,913
Exide Industries Ltd.	16,130	65,952
GAIL India Ltd.	23,702	129,837
GlaxoSmithKline Consumer Healthcare Ltd.	799	75,567
HCL Technologies Ltd.	22,796	321,144
Hero MotoCorp Ltd.	7,829	376,452
Hindalco Industries Ltd.	38,680	120,837
Hindustan Petroleum Corp. Ltd.	26,593	110,893
Hindustan Unilever Ltd.	57,049	1,442,419
Hindustan Zinc Ltd.	10,076	41,232
Housing Development Finance Corp. Ltd.	52,363	1,524,825
IDBI Bank Ltd. *	16,639	14,340
Indiabulls Housing Finance Ltd.	10,412	197,519
Indian Oil Corp. Ltd.	96,234	231,511
Infosys Ltd.	81,200	1,612,611
InterGlobe Aviation Ltd. (a)	7,653	103,940
Jindal Steel & Power Ltd. *	16,478	49,597
JSW Steel Ltd.	51,586	249,196
Larsen & Toubro Ltd.	14,141	268,955
LIC Housing Finance Ltd.	7,766	60,048
Mahindra & Mahindra Financial Services Ltd.	9,472	71,168
Mahindra & Mahindra Ltd.	25,171	344,191
Mangalore Refinery & Petrochemicals Ltd.	8,598	10,190
Mphasis Ltd.	3,194	53,688
Nestle India Ltd.	1,831	281,349
NHPC Ltd.	301,108	104,441
NMDC Ltd.	32,733	50,320
NTPC Ltd.	241,577	545,986
Oil & Natural Gas Corp. Ltd.	133,777	323,222
Oil India Ltd.	11,789	35,985
Page Industries Ltd.	404	171,376
Petronet LNG Ltd.	36,142	121,059
Pidilite Industries Ltd.	5,227	85,727
Power Finance Corp. Ltd.	19,801	25,258
Power Grid Corp. of India Ltd.	92,364	245,894
Reliance Industries Ltd.	132,925	2,303,722
Reliance Power Ltd. *	67,987	33,266
Rural Electrification Corp. Ltd.	80,000	136,795
Shriram Transport Finance Co. Ltd.	5,325	107,479
Steel Authority of India Ltd. *	42,229	47,916
Sun TV Network Ltd.	6,655	75,099
Tata Consultancy Services Ltd.	38,962	1,103,276
Tata Motors Ltd. *	41,506	157,023
Tata Motors Ltd., Class A *	15,613	32,891
Tata Power Co. Ltd. (The)	114,200	124,321
Tata Steel Ltd.	12,399	102,127
Tech Mahindra Ltd.	19,964	198,420

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
India — continued
Titan Co. Ltd.	25,204	335,665
Torrent Power Ltd.	13,997	49,218
Vakrangee Ltd.	21,332	14,958
Vedanta Ltd.	72,929	237,122
Wipro Ltd.	45,522	183,605
Yes Bank Ltd.	52,766	283,915

		17,163,985

Indonesia — 2.9%
Adaro Energy Tbk. PT	1,690,300	223,650
Bank Central Asia Tbk. PT	1,170,500	1,889,387
Bank Mandiri Persero Tbk. PT	2,245,700	1,036,837
Bank Negara Indonesia Persero Tbk. PT	897,400	461,472
Bank Rakyat Indonesia Persero Tbk. PT	6,417,900	1,367,392
Bukit Asam Tbk. PT	537,200	167,211
Bumi Serpong Damai Tbk. PT *	919,200	86,290
Gudang Garam Tbk. PT	78,600	409,999
Matahari Department Store Tbk. PT	392,900	219,157
Perusahaan Gas Negara Persero Tbk.	2,189,100	258,550
United Tractors Tbk. PT	199,100	487,777
Vale Indonesia Tbk. PT *	266,800	80,999

		6,688,721

Malaysia — 6.2%
AirAsia Group Bhd.	253,100	222,167
Alliance Bank Malaysia Bhd.	134,100	132,659
AMMB Holdings Bhd.	230,500	228,282
Bumi Armada Bhd. *	449,200	79,002
CIMB Group Holdings Bhd.	810,955	1,167,709
Gamuda Bhd.	293,000	279,329
Genting Bhd.	383,600	826,394
Hong Leong Bank Bhd.	75,668	355,925
IOI Corp. Bhd.	550,000	626,114
Malayan Banking Bhd.	551,708	1,332,937
Maxis Bhd.	406,300	579,759
Nestle Malaysia Bhd.	10,400	377,624
Petronas Chemicals Group Bhd.	374,700	824,075
Petronas Dagangan Bhd.	49,000	325,925
PPB Group Bhd.	113,760	461,757
Press Metal Aluminium Holdings Bhd.	243,400	287,011
Public Bank Bhd.	372,600	2,207,036
RHB Bank Bhd.	134,300	179,917
Sime Darby Bhd.	458,800	285,336
Tenaga Nasional Bhd.	823,300	3,180,882
YTL Power International Bhd.	648,500	194,684

		14,154,524

Mexico — 2.5%
Alpek SAB de CV	26,900	45,421
Banco del Bajio SA (a)	41,640	98,617
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	102,702	173,193
Concentradora Fibra Danhos SA de CV, REIT	13,600	22,409

Investments	Shares	Value($)
Mexico — continued
Fibra Uno Administracion SA de CV, REIT	180,263	260,368
GMexico Transportes SAB de CV (a)	30,400	51,624
Gruma SAB de CV, Class B	22,662	292,915
Grupo Aeroportuario del Centro Norte SAB de CV	22,876	139,077
Grupo Aeroportuario del Pacifico SAB de CV, Class B	24,753	234,146
Grupo Financiero Banorte SAB de CV, Class O	165,826	1,156,651
Grupo Financiero Inbursa SAB de CV, Class O	134,711	222,257
Grupo Mexico SAB de CV, Series B	259,671	817,421
Industrias Penoles SAB de CV	8,834	149,779
Megacable Holdings SAB de CV	32,519	156,037
Mexichem SAB de CV	74,095	259,284
Regional SAB de CV	13,904	84,725
Wal-Mart de Mexico SAB de CV	562,400	1,641,839

		5,805,763

Peru — 0.2%
Cia de Minas Buenaventura SAA, ADR	15,098	207,446
Credicorp Ltd.	1,341	306,325

		513,771

Philippines — 1.3%
Aboitiz Equity Ventures, Inc.	301,500	327,476
Alliance Global Group, Inc. *	535,400	120,176
Ayala Corp.	31,575	595,477
Bloomberry Resorts Corp.	578,400	114,270
GT Capital Holdings, Inc.	11,188	204,246
Jollibee Foods Corp.	69,070	351,378
Manila Electric Co.	54,750	391,748
Metro Pacific Investments Corp.	2,972,300	263,826
PLDT, Inc.	19,380	486,172

		2,854,769

Poland — 1.7%
Alior Bank SA *	4,580	91,071
Bank Millennium SA *	30,886	77,703
Bank Polska Kasa Opieki SA	7,806	239,014
Bank Zachodni WBK SA	1,443	144,720
CD Projekt SA *	6,067	328,026
Cyfrowy Polsat SA *	15,252	99,186
Dino Polska SA *(a)	4,665	128,002
Enea SA *	30,121	78,984
Grupa Lotos SA	5,581	99,704
Jastrzebska Spolka Weglowa SA *	3,210	69,282
KGHM Polska Miedz SA *	8,547	226,126
KRUK SA	796	47,374
LPP SA	149	365,914
mBank SA	659	77,137
PGE Polska Grupa Energetyczna SA *	103,570	278,761
PLAY Communications SA (a)	15,081	88,241
Polski Koncern Naftowy ORLEN SA	19,282	489,012

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Poland — continued
Polskie Gornictwo Naftowe i Gazownictwo SA *	108,494	163,965
Powszechna Kasa Oszczednosci Bank Polski SA *	42,604	486,183
Powszechny Zaklad Ubezpieczen SA	27,987	321,889
Tauron Polska Energia SA *	148,289	91,328

		3,991,622

Qatar — 1.2%
Barwa Real Estate Co.	4,917	49,021
Commercial Bank PQSC (The)	9,854	110,421
Doha Bank QPSC	7,437	52,106
Industries Qatar QSC	11,811	403,939
Masraf Al Rayan QSC	17,951	191,047
Ooredoo QPSC	11,733	227,013
Qatar Electricity & Water Co. QSC	6,918	361,740
Qatar Gas Transport Co. Ltd.	16,633	76,701
Qatar International Islamic Bank QSC	1,862	28,649
Qatar Islamic Bank SAQ	5,663	206,860
Qatar National Bank QPSC	21,895	1,052,278
Qatar Navigation QSC	3,403	61,219

		2,820,994

Russia — 5.1%
Aeroflot PJSC	53,108	104,499
Alrosa PJSC	152,902	238,144
Bashneft PJSC (Preference)	1,167	30,771
Federal Grid Co. Unified Energy System PJSC	35,735,501	97,558
Gazprom PJSC	642,180	1,479,193
Inter RAO UES PJSC	4,173,720	276,718
LUKOIL PJSC	28,361	2,027,266
Magnitogorsk Iron & Steel Works PJSC	107,208	79,338
MMC Norilsk Nickel PJSC	2,804	488,506
Mobile TeleSystems PJSC	134,564	568,672
Moscow Exchange MICEX-RTS PJSC	70,194	115,712
Novatek PJSC	65,419	968,664
Novolipetsk Steel PJSC	52,958	137,761
PhosAgro PJSC, GDR (a)	6,070	80,228
Polyus PJSC, GDR (a)	2,643	93,799
Rosneft Oil Co. PJSC	71,241	477,871
ROSSETI PJSC	4,017,592	49,368
Rostelecom PJSC	116,427	130,950
RusHydro PJSC	15,280,120	166,171
Sberbank of Russia PJSC	506,403	1,735,400
Severstal PJSC	11,391	186,131
Sistema PJSC FC	387,619	56,272
Surgutneftegas PJSC	436,627	202,667
Surgutneftegas PJSC (Preference)	470,660	261,010
Tatneft PJSC	91,354	1,055,608
Tatneft PJSC (Preference)	9,048	69,771
Transneft PJSC (Preference)	95	247,252
VTB Bank PJSC	246,755,221	190,742

		11,616,042

Investments	Shares	Value($)
Singapore — 0.0% (b)
Yanlord Land Group Ltd.	20,700	23,158

South Africa — 8.5%
Absa Group Ltd.	34,544	450,030
AECI Ltd.	6,797	54,639
African Rainbow Minerals Ltd.	6,463	55,719
Assore Ltd.	2,092	43,691
AVI Ltd.	32,388	269,336
Barloworld Ltd.	12,512	120,429
Bidvest Group Ltd. (The)	19,859	282,292
Capitec Bank Holdings Ltd.	2,634	190,213
Clicks Group Ltd.	23,856	350,134
Coronation Fund Managers Ltd.	12,788	57,795
Discovery Ltd.	16,858	217,291
Exxaro Resources Ltd.	15,703	154,729
FirstRand Ltd.	155,300	816,273
Fortress REIT Ltd., REIT	33,873	40,032
Fortress REIT Ltd., Class B, REIT	41,914	46,506
Foschini Group Ltd. (The)	21,451	280,090
Gold Fields Ltd.	48,746	178,886
Growthpoint Properties Ltd., REIT	141,817	281,641
Harmony Gold Mining Co. Ltd.	23,082	38,418
Hyprop Investments Ltd., REIT	12,275	95,730
Imperial Holdings Ltd.	9,429	152,881
Investec Ltd.	13,824	99,895
JSE Ltd.	4,267	53,890
KAP Industrial Holdings Ltd.	112,645	61,161
Kumba Iron Ore Ltd.	3,218	71,196
Liberty Holdings Ltd.	5,776	50,665
Massmart Holdings Ltd.	9,912	88,638
MMI Holdings Ltd.	52,470	67,703
Mr Price Group Ltd.	24,117	430,243
Naspers Ltd., Class N	29,529	7,269,119
Nedbank Group Ltd.	10,745	222,354
Pick n Pay Stores Ltd.	33,120	187,363
Rand Merchant Investment Holdings Ltd.	34,381	104,046
Redefine Properties Ltd., REIT	256,903	207,395
Remgro Ltd.	30,504	503,528
Resilient REIT Ltd., REIT	12,450	48,883
Reunert Ltd.	9,507	59,054
RMB Holdings Ltd.	32,495	203,109
Sanlam Ltd.	86,736	502,870
Sappi Ltd.	34,211	244,504
Sasol Ltd.	33,872	1,334,812
Shoprite Holdings Ltd.	43,125	713,240
SPAR Group Ltd. (The)	18,902	275,014
Standard Bank Group Ltd.	63,220	977,552
Super Group Ltd. *	21,497	56,753
Telkom SA SOC Ltd.	40,986	157,435
Tongaat Hulett Ltd.	10,598	67,995
Truworths International Ltd.	41,510	257,867
Tsogo Sun Holdings Ltd.	52,420	86,185
Vodacom Group Ltd.	82,504	878,769
Vukile Property Fund Ltd., REIT	35,935	53,326

		19,511,319

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Taiwan — 15.6%
Acer, Inc. *	251,000	205,707
ASE Technology Holding Co. Ltd.	295,500	757,483
Asia Cement Corp.	202,000	269,805
Asustek Computer, Inc.	61,000	525,844
AU Optronics Corp.	760,000	328,921
Catcher Technology Co. Ltd.	64,000	788,323
Cathay Financial Holding Co. Ltd.	611,000	1,053,729
Chang Hwa Commercial Bank Ltd.	452,000	267,504
Chicony Electronics Co. Ltd.	50,551	114,588
China Airlines Ltd. *	326,000	105,543
China Development Financial Holding Corp.	1,072,000	392,688
China Life Insurance Co. Ltd.	189,470	200,702
Compal Electronics, Inc.	360,000	224,007
CTBC Financial Holding Co. Ltd.	1,409,395	956,263
E.Sun Financial Holding Co. Ltd.	794,582	554,534
Eclat Textile Co. Ltd.	25,000	288,051
Eva Airways Corp.	250,000	123,509
Evergreen Marine Corp. Taiwan Ltd. *	173,000	78,451
Far Eastern New Century Corp.	500,000	533,924
Feng TAY Enterprise Co. Ltd.	42,000	242,053
First Financial Holding Co. Ltd.	740,100	509,094
Formosa Chemicals & Fibre Corp.	306,000	1,207,211
Formosa Petrochemical Corp.	121,000	476,901
Formosa Plastics Corp.	432,000	1,590,795
Formosa Taffeta Co. Ltd.	126,000	133,510
Foxconn Technology Co. Ltd.	97,533	242,402
Fubon Financial Holding Co. Ltd.	571,000	947,314
Globalwafers Co. Ltd.	18,000	304,709
Hon Hai Precision Industry Co. Ltd. *	1,323,490	3,630,307
HTC Corp. *	63,000	111,169
Hua Nan Financial Holdings Co. Ltd.	635,360	381,054
Inventec Corp.	263,000	210,454
MediaTek, Inc.	129,000	1,072,847
Mega Financial Holding Co. Ltd.	833,233	742,244
Nan Ya Plastics Corp.	506,000	1,406,018
Nanya Technology Corp.	69,737	179,421
Novatek Microelectronics Corp.	50,000	242,127
Oriental Union Chemical Corp.	65,000	70,438
Pegatron Corp.	174,000	387,632
Pou Chen Corp.	333,000	366,312
President Chain Store Corp.	69,000	760,152
Realtek Semiconductor Corp. *	41,000	165,210
Shin Kong Financial Holding Co. Ltd. *	593,287	225,379
SinoPac Financial Holdings Co. Ltd.	789,785	297,066
Synnex Technology International Corp.	117,200	167,502
Taishin Financial Holding Co. Ltd.	735,973	361,101
Taiwan Business Bank	312,113	103,014
Taiwan Cement Corp.	341,000	438,804
Taiwan Cooperative Financial Holding Co. Ltd.	674,674	412,574
Taiwan Glass Industry Corp.	140,000	76,016

Investments	Shares	Value($)
Taiwan — continued
Taiwan Semiconductor Manufacturing Co. Ltd.	943,000	7,539,957
Uni-President Enterprises Corp.	592,000	1,565,955
United Microelectronics Corp.	1,012,000	579,553
Vanguard International Semiconductor Corp.	78,000	199,454
Walsin Lihwa Corp.	264,000	179,886
Wistron Corp.	233,661	180,785
Yuanta Financial Holding Co. Ltd.	892,665	411,777

		35,887,773

Thailand — 7.9%
Advanced Info Service PCL	236,400	1,435,375
Airports of Thailand PCL	563,400	1,122,980
Bangkok Bank PCL	40,200	251,503
Bangkok Bank PCL, NVDR	19,300	119,682
Bangkok Dusit Medical Services PCL	1,788,100	1,424,485
Bangkok Life Assurance PCL, NVDR	62,900	62,426
Banpu PCL	578,300	367,382
Central Pattana PCL	299,100	681,606
CP ALL PCL	884,700	2,001,012
Electricity Generating PCL	56,100	389,454
Glow Energy PCL	86,500	243,359
Home Product Center PCL	953,600	422,229
Indorama Ventures PCL	234,000	419,193
Intouch Holdings PCL, NVDR	248,700	420,827
IRPC PCL	1,400,400	271,719
Krung Thai Bank PCL	779,600	445,704
Land & Houses PCL, NVDR	796,500	287,286
PTT Exploration & Production PCL	183,200	759,892
PTT Global Chemical PCL	269,700	663,879
PTT PCL	1,898,700	2,910,541
Ratchaburi Electricity Generating Holding PCL	163,200	252,624
Siam Cement PCL (The) (Registered)	110,500	1,495,726
Siam Commercial Bank PCL (The)	293,500	1,221,814
Thai Oil PCL	135,600	327,200
TMB Bank PCL	2,589,200	179,205

		18,177,103

Turkey — 1.1%
Akbank Turk A/S	102,950	151,584
Aselsan Elektronik Sanayi ve Ticaret A/S	9,578	52,776
BIM Birlesik Magazalar A/S	21,581	310,187
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	91,909	32,940
Enerjisa Enerji A/S (a)	32,449	39,829
Enka Insaat ve Sanayi A/S	30,013	29,775
Eregli Demir ve Celik Fabrikalari TAS	82,995	186,245
Ford Otomotiv Sanayi A/S	6,083	72,980
Haci Omer Sabanci Holding A/S	43,475	75,056
KOC Holding A/S	52,457	148,195
Koza Altin Isletmeleri A/S *	2,785	24,231
Petkim Petrokimya Holding A/S	51,390	46,456
Soda Sanayii A/S	23,817	30,960

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Turkey — continued
TAV Havalimanlari Holding A/S	10,384	61,306
Tekfen Holding A/S	11,113	44,014
Tofas Turk Otomobil Fabrikasi A/S	12,066	56,394
Tupras Turkiye Petrol Rafinerileri A/S	7,431	162,824
Turk Hava Yollari AO *	54,809	192,878
Turkcell Iletisim Hizmetleri A/S	147,671	388,062
Turkiye Garanti Bankasi A/S	103,330	149,084
Turkiye Halk Bankasi A/S	30,573	43,183
Turkiye Is Bankasi A/S, Class C	69,026	71,390
Turkiye Sinai Kalkinma Bankasi A/S	58,324	10,203
Turkiye Sise ve Cam Fabrikalari A/S	36,921	37,527
Turkiye Vakiflar Bankasi TAO, Class D	53,263	44,638
Yapi ve Kredi Bankasi A/S *	73,872	31,843

		2,494,560

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	97,039	187,043
Air Arabia PJSC	224,013	65,256
Aldar Properties PJSC	193,770	107,230
Arabtec Holding PJSC	44,791	24,156
DAMAC Properties Dubai Co. PJSC	83,959	53,252
Dana Gas PJSC	425,407	126,658
DP World Ltd.	9,615	221,145
Dubai Investments PJSC	105,806	58,345
Dubai Islamic Bank PJSC	81,124	111,091
Emaar Development PJSC *	39,624	55,028
Emaar Properties PJSC	174,664	251,613
Emirates Telecommunications Group Co. PJSC	170,612	806,297
First Abu Dhabi Bank PJSC	129,727	480,320

		2,547,434

United Kingdom — 0.1%
Mondi Ltd.	7,335	200,977

United States — 0.1%
JBS SA	108,708	260,091

TOTAL COMMON STOCKS (Cost $212,886,174)		227,405,448

Investments	No. of Rights	Value($)
RIGHTS — 0.0% (b)
Russia — 0.0% (b)
RusHydro PJSC, expiring 12/28/2018 * (Cost $—)	502,715	—	(c)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (d)(e) (Cost $298,660)	298,660	298,660

Total Investments — 99.2% (Cost $213,184,834)		227,704,108
Other Assets Less Liabilities — 0.8%		1,894,625

Net Assets — 100.0%		229,598,733

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Banks	19.1%
Oil, Gas & Consumable Fuels	11.3
Semiconductors & Semiconductor Equipment	4.9
Wireless Telecommunication Services	4.9
Internet Software & Services	4.4
Metals & Mining	4.1
Electric Utilities	3.8
Chemicals	3.7
Media	3.4
Food & Staples Retailing	2.9
Insurance	2.8
Electronic Equipment, Instruments & Components	2.2
Food Products	2.2
Pharmaceuticals	2.0
Real Estate Management & Development	1.9
Diversified Financial Services	1.8
IT Services	1.6
Independent Power and Renewable Electricity Producers	1.6
Textiles, Apparel & Luxury Goods	1.5
Automobiles	1.5
Industrial Conglomerates	1.3
Diversified Telecommunication Services	1.3
Technology Hardware, Storage & Peripherals	1.2
Construction Materials	1.2
Transportation Infrastructure	1.2
Health Care Providers & Services	1.0
Others (each less than 1.0%)	11.2

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting depository receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

REIT	Real Estate Investment Trust
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.05% of net assets.
(c)	Amount rounds to less than 1.
(d)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Emerging Markets Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
China	$5,449,102	$47,511,639		$—	(a)	$52,960,741
Czech Republic	—	836,865		—		836,865
Egypt	358,862	138,453		—		497,315
Greece	73,305	793,038		—		866,343
Hong Kong	—	1,931,642		—		1,931,642
Hungary	—	670,219		—		670,219
India	—	17,163,985		—		17,163,985
Indonesia	—	6,688,721		—		6,688,721
Malaysia	839,381	13,315,143		—		14,154,524
Philippines	120,176	2,734,593		—		2,854,769
Poland	—	3,991,622		—		3,991,622
Qatar	776,024	2,044,970		—		2,820,994
Russia	10,964,144	651,898		—		11,616,042
Singapore	—	23,158		—		23,158
South Africa	2,816,995	16,694,324		—		19,511,319
Taiwan	—	35,887,773		—		35,887,773
Thailand	14,703,959	3,473,144		—		18,177,103
Turkey	52,776	2,441,784		—		2,494,560
United Arab Emirates	1,064,855	1,482,579		—		2,547,434
United Kingdom	—	200,977		—		200,977
Other Common Stocks	31,509,342	$—		$—		$31,509,342

Total Common Stocks	68,728,921	158,676,527		—	(a)	227,405,448

Rights
Other Rights	—	—	(a)	—		—	(a)
Short-Term Investments
Investment Companies	298,660	—		—		298,660

Total Investments in Securities	$69,027,581	$158,676,527		$—	(a)	$227,704,108

(a)	Amount rounds to less than 1.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $5,567,822 and from level 2 to level 1 in the amount of $ 2,562,556 are due to the application and non-application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS — 100.0%
United States — 100.0%
JPMorgan Diversified Return Europe Equity ETF (a) (Cost $27,244,225)	518,236	31,099,964
Total Investments — 100.0% (Cost $27,244,225)		31,099,964
Liabilities in Excess of Other Assets – 0.0% (b)		(12,352)

Net Assets — 100.0%		31,087,612

Percentages indicated are based on net assets.

Forward foreign currency exchange contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	529,891	USD	535,065	Goldman Sachs International	8/3/2018	141
USD	102,402	CHF	101,323	Goldman Sachs International	8/3/2018	62
USD	898,423	DKK	5,721,127	Merrill Lynch International	8/3/2018	579
USD	206,177	DKK	1,312,388	Royal Bank of Canada	8/3/2018	218
USD	30,872	EUR	26,384	Barclays Bank plc	8/3/2018	17
USD	15,284,670	EUR	13,059,881	Goldman Sachs International	8/3/2018	12,008
USD	392,058	EUR	334,982	Royal Bank of Canada	8/3/2018	319
USD	48,159	GBP	36,569	BNP Paribas SA	8/3/2018	159
USD	6,764,366	GBP	5,114,845	Citibank, NA	8/3/2018	50,607
USD	160,947	GBP	121,853	National Australia Bank Ltd.	8/3/2018	1,002
USD	786,763	NOK	6,403,947	BNP Paribas SA	8/3/2018	1,611
USD	15,035	NOK	122,483	Royal Bank of Canada	8/3/2018	18
USD	96,546	DKK	613,228	Citibank, NA	9/5/2018	45
USD	1,107,155	DKK	7,033,515	Merrill Lynch International	9/5/2018	325
USD	16,283,395	EUR	13,882,480	BNP Paribas SA	9/5/2018	6,678
USD	489,625	EUR	417,504	Citibank, NA	9/5/2018	117
USD	721,006	NOK	5,867,056	BNP Paribas SA	9/5/2018	646
USD	1,861,699	SEK	16,313,529	Citibank, NA	9/5/2018	1,333

Total unrealized appreciation						75,885

GBP	16,206	USD	21,567	Barclays Bank plc	8/3/2018	(295)
GBP	29,516	USD	39,013	BNP Paribas SA	8/3/2018	(271)
NOK	659,374	USD	81,001	Goldman Sachs International	8/3/2018	(158)
USD	3,222,174	CHF	3,191,486	Goldman Sachs International	8/3/2018	(1,324)
USD	535,475	EUR	461,233	BNP Paribas SA	8/3/2018	(3,906)
USD	15,799	GBP	12,057	Barclays Bank plc	8/3/2018	(27)
USD	666,736	GBP	514,119	BNP Paribas SA	8/3/2018	(8,099)
USD	1,569,050	SEK	14,008,598	BNP Paribas SA	8/3/2018	(24,231)
USD	26,332	SEK	236,098	Citibank, NA	8/3/2018	(521)
USD	170,587	SEK	1,523,018	Royal Bank of Canada	8/3/2018	(2,635)
USD	2,942,278	CHF	2,904,940	Goldman Sachs International	9/5/2018	(306)
USD	37,338	GBP	28,427	BNP Paribas SA	9/5/2018	(29)
USD	7,557,359	GBP	5,753,722	Citibank, NA	9/5/2018	(5,992)

Total unrealized depreciation						(47,794)

Net unrealized appreciation						28,091

Abbreviations

CHF	Swiss Franc

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

DKK	Danish Krone
EUR	Euro
ETF	Exchange Traded Fund
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than 0.05% of net assets.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$31,099,964	$—	$—	$31,099,964

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$75,885	$—	$75,885
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(47,794)	$—	$(47,794)

JPMorgan Diversified Return Europe Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(a)	— All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.2%
Australia — 0.7%
BHP Billiton plc	11,149	256,580
Rio Tinto plc	6,067	333,084

		589,664

Austria — 0.9%
ANDRITZ AG	1,889	107,086
OMV AG	5,747	324,781
voestalpine AG	6,144	307,417

		739,284

Belgium — 2.2%
Ageas	4,901	262,866
bpost SA	4,540	71,570
Colruyt SA	3,978	237,808
Groupe Bruxelles Lambert SA	1,142	121,313
Proximus SADP	11,679	286,242
Solvay SA	2,167	296,881
UCB SA	2,709	232,906
Umicore SA	5,169	302,503

		1,812,089

Chile — 0.3%
Antofagasta plc	17,622	231,431

Denmark — 3.8%
Carlsberg A/S, Class B	1,963	236,813
Chr Hansen Holding A/S	3,174	328,558
Coloplast A/S, Class B	2,623	286,090
Danske Bank A/S	2,483	72,157
DSV A/S	3,412	285,852
H Lundbeck A/S	2,800	202,639
ISS A/S	1,601	59,802
Novo Nordisk A/S, Class B	7,287	362,509
Novozymes A/S, Class B	4,881	257,008
Orsted A/S (a)	4,983	307,493
Rockwool International A/S, Class B	172	68,869
Tryg A/S	7,557	184,984
Vestas Wind Systems A/S	3,261	210,431
William Demant Holding A/S *	6,797	324,884

		3,188,089

Finland — 4.6%
Elisa OYJ	6,922	300,560
Fortum OYJ	17,599	442,140
Kesko OYJ, Class B	4,223	237,157
Kone OYJ, Class B	5,569	304,434
Neste OYJ	10,066	830,307
Nokia OYJ	43,902	238,285
Orion OYJ, Class B	7,771	267,532
Sampo OYJ, Class A	6,789	344,800
Stora Enso OYJ, Class R	16,187	267,125
UPM-Kymmene OYJ	9,069	321,702
Wartsila OYJ Abp	14,716	318,581

		3,872,623

France — 15.6%
Accor SA	4,550	234,242
Aeroports de Paris	874	195,376
Air Liquide SA	2,307	294,959

Investments	Shares	Value($)
France — continued
Arkema SA	2,337	292,646
Atos SE	2,657	356,031
AXA SA	4,253	107,164
BioMerieux	813	67,609
BNP Paribas SA	1,942	125,977
Bouygues SA	3,018	132,534
Bureau Veritas SA	2,737	70,411
Capgemini SE	7,132	912,421
Casino Guichard Perrachon SA	2,053	83,356
Cie Generale des Etablissements Michelin SCA	2,006	257,605
Cie Plastic Omnium SA	2,367	99,066
CNP Assurances	5,424	126,662
Covivio, REIT	2,371	246,945
Credit Agricole SA	5,988	84,132
Danone SA	3,002	235,694
Dassault Aviation SA	61	112,753
Dassault Systemes SE	1,784	266,003
Edenred	4,908	192,519
Eiffage SA	2,204	246,299
Electricite de France SA	18,607	278,606
Engie SA	15,937	257,360
Essilor International Cie Generale d’Optique SA	1,848	272,329
Eurazeo SA	717	55,432
Eutelsat Communications SA	8,038	172,075
Faurecia SA	2,925	198,690
Gecina SA, REIT	1,436	244,613
Hermes International	356	225,311
Imerys SA	2,072	160,709
Ingenico Group SA	1,775	147,021
Ipsen SA	674	111,981
Kering SA	590	313,576
Klepierre SA, REIT	2,150	80,971
Lagardere SCA	5,057	147,562
Legrand SA	3,027	222,175
L’Oreal SA	1,078	263,432
LVMH Moet Hennessy Louis Vuitton SE	1,000	348,488
Natixis SA	7,765	55,702
Orange SA	19,512	332,518
Orpea	1,246	171,109
Pernod Ricard SA	1,513	243,771
Peugeot SA	10,693	307,124
Publicis Groupe SA	3,587	228,910
Renault SA	2,412	211,965
Rubis SCA	1,920	113,238
Safran SA	2,134	264,624
Sanofi	4,519	393,136
Schneider Electric SE	2,969	238,309
SCOR SE	2,603	101,266
SEB SA	210	39,889
Societe BIC SA	767	73,321
Societe Generale SA	2,246	100,167
Sodexo SA	2,796	309,730
Thales SA	1,958	257,035
TOTAL SA	5,944	387,700
Ubisoft Entertainment SA *	2,295	252,955
Unibail-Rodamco-Westfield, REIT	390	86,580

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
France — continued
Valeo SA	5,229	256,228
Veolia Environnement SA	10,969	250,299
Vinci SA	1,941	195,307

		13,111,618

Germany — 12.2%
1&1 Drillisch AG	1,364	81,136
Allianz SE (Registered)	662	146,471
Axel Springer SE	3,406	254,503
BASF SE	3,535	338,860
Bayer AG (Registered)	3,007	334,761
Bayerische Motoren Werke AG	2,565	247,985
CECONOMY AG	12,812	105,243
Continental AG	995	229,304
Covestro AG (a)	3,284	315,384
Daimler AG (Registered)	3,453	238,996
Deutsche Boerse AG	1,135	149,578
Deutsche Lufthansa AG (Registered)	12,147	340,813
Deutsche Post AG (Registered)	4,270	150,840
Deutsche Telekom AG (Registered) *	16,650	275,309
Deutsche Wohnen SE	5,333	259,639
E.ON SE	12,285	138,602
Evonik Industries AG	7,076	261,858
Fielmann AG	1,440	101,097
Fraport AG Frankfurt Airport Services Worldwide	1,914	191,069
Fresenius Medical Care AG & Co. KGaA	3,338	325,636
Fresenius SE & Co. KGaA	3,295	254,007
FUCHS PETROLUB SE (Preference)	3,202	180,781
Hannover Rueck SE	1,087	144,989
Hella GmbH & Co. KGaA	1,762	103,802
Henkel AG & Co. KGaA (Preference)	2,700	338,818
HOCHTIEF AG	591	106,272
HUGO BOSS AG	2,757	248,603
Infineon Technologies AG	12,216	323,514
Innogy SE *	2,847	122,398
LEG Immobilien AG	2,263	254,533
Linde AG	1,116	275,983
MAN SE	668	74,989
MTU Aero Engines AG	1,316	279,069
Porsche Automobil Holding SE (Preference)	3,377	228,421
ProSiebenSat.1 Media SE	8,460	228,334
Puma SE	408	204,790
Rheinmetall AG	471	56,921
SAP SE	3,128	364,055
Siemens AG (Registered)	1,347	190,114
Symrise AG	2,358	213,137
Talanx AG	2,655	101,599
Telefonica Deutschland Holding AG	35,680	156,261
TUI AG	10,685	228,581
Uniper SE	8,826	275,582
United Internet AG (Registered)	3,778	203,224
Volkswagen AG (Preference)	872	155,358
Vonovia SE	5,336	258,248

Investments	Shares	Value($)
Germany — continued
Wacker Chemie AG	949	137,982

		10,197,449

Ireland — 0.6%
Paddy Power Betfair plc	2,049	223,006
Smurfit Kappa Group plc	6,051	248,637

		471,643

Italy — 4.2%
A2A SpA	119,066	218,416
Assicurazioni Generali SpA	14,776	262,023
Atlantia SpA	8,623	255,419
Enel SpA	58,261	324,568
Eni SpA	18,695	359,851
Intesa Sanpaolo SpA	86,801	266,014
Italgas SpA	23,106	132,904
Mediobanca Banca di Credito Finanziario SpA	9,738	100,834
Moncler SpA	5,406	238,262
Poste Italiane SpA (a)	28,900	268,870
Recordati SpA	6,675	248,765
Snam SpA	60,614	260,310
Telecom Italia SpA *	53,860	41,428
Terna Rete Elettrica Nazionale SpA	62,375	349,403
Unione di Banche Italiane SpA	19,532	80,591
UnipolSai Assicurazioni SpA	43,130	98,029

		3,505,687

Jersey — 0.3%
Randgold Resources Ltd.	3,121	231,084

Jordan — 0.1%
Hikma Pharmaceuticals plc	4,623	99,482

Kazakhstan — 0.2%
KAZ Minerals plc *	16,794	185,996

Luxembourg — 1.2%
ArcelorMittal	7,745	248,229
Eurofins Scientific SE	96	52,328
RTL Group SA	2,678	199,634
SES SA, FDR	14,404	287,936
Tenaris SA	13,842	253,580

		1,041,707

Netherlands — 4.8%
Aalberts Industries NV	2,241	101,548
ABN AMRO Group NV, CVA (a)	3,204	88,674
Aegon NV	39,981	263,557
Akzo Nobel NV	2,895	267,385
ASML Holding NV	1,768	378,650
ASR Nederland NV	5,204	232,809
Heineken Holding NV	1,687	163,129
Heineken NV	1,770	178,844
ING Groep NV	6,526	99,761
Koninklijke Ahold Delhaize NV	14,573	370,601
Koninklijke DSM NV	3,340	355,977
Koninklijke KPN NV	91,358	264,137
Koninklijke Philips NV	8,230	361,293
NN Group NV	5,809	256,625
Randstad NV	268	16,961
Royal Dutch Shell plc, Class B	7,844	274,753

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Netherlands — continued
Wolters Kluwer NV	5,915	356,195

		4,030,899

Norway — 2.3%
Aker BP ASA	4,703	168,043
DNB ASA	11,594	233,465
Equinor ASA	12,689	336,667
Gjensidige Forsikring ASA	5,864	94,123
Marine Harvest ASA	15,067	329,458
Norsk Hydro ASA	39,530	225,481
Orkla ASA	27,467	232,421
Telenor ASA	16,084	314,635

		1,934,293

Portugal — 1.0%
EDP - Energias de Portugal SA	84,441	344,504
Galp Energia SGPS SA	17,805	365,682
Jeronimo Martins SGPS SA	6,447	95,797

		805,983

Russia — 0.3%
Evraz plc	28,214	205,829
Polymetal International plc	6,578	57,364

		263,193

South Africa — 0.4%
Anglo American plc	13,940	315,544

Spain — 5.8%
Acciona SA	1,407	120,820
Acerinox SA	8,579	123,999
ACS Actividades de Construccion y Servicios SA	3,903	171,056
Aena SME SA (a)	777	141,084
Amadeus IT Group SA	3,795	323,736
Banco Santander SA	12,333	69,288
Enagas SA	12,379	346,075
Endesa SA	14,992	346,684
Grifols SA	11,232	326,168
Iberdrola SA	93,533	727,210
Iberdrola SA *	2,672	20,774
Industria de Diseno Textil SA	5,968	195,575
Mediaset Espana Comunicacion SA	14,193	111,660
Merlin Properties Socimi SA, REIT	17,906	264,500
Naturgy Energy Group SA	13,465	364,751
Red Electrica Corp. SA	16,984	359,978
Repsol SA	18,017	357,367
Siemens Gamesa Renewable Energy SA *	12,822	180,867
Telefonica SA	38,242	343,624

		4,895,216

Sweden — 6.0%
Alfa Laval AB	5,201	142,973
Atlas Copco AB, Class A *	7,001	200,484
Boliden AB *	8,913	265,320
Electrolux AB, Series B	6,490	152,231
Epiroc AB, Class A *	6,918	82,831
Hennes & Mauritz AB, Class B	6,666	103,787
Hexagon AB, Class B	5,891	359,053
Husqvarna AB, Class B	7,544	59,602
ICA Gruppen AB	5,792	192,033
Industrivarden AB, Class C	3,820	80,459
Investor AB, Class B	2,981	129,852

Investments	Shares	Value($)
Sweden — continued
Kinnevik AB, Class B	7,129	246,049
L E Lundbergforetagen AB, Class B	707	23,102
Nordea Bank AB	21,373	227,149
Sandvik AB	14,444	264,118
Securitas AB, Class B	10,231	184,076
Skandinaviska Enskilda Banken AB, Class A	9,412	100,615
Skanska AB, Class B	7,974	149,994
SKF AB, Class B	5,905	121,232
Svenska Cellulosa AB SCA, Class B	18,240	188,728
Swedbank AB, Class A	16,033	379,137
Swedish Match AB	5,240	286,457
Tele2 AB, Class B	26,946	361,571
Telefonaktiebolaget LM Ericsson, Class B	8,672	68,077
Telia Co. AB	73,825	355,112
Trelleborg AB, Class B	6,852	142,676
Volvo AB, Class B	7,314	128,354

		4,995,072

Switzerland — 10.2%
ABB Ltd. (Registered)	6,385	146,571
Adecco Group AG (Registered)	1,688	103,774
Baloise Holding AG (Registered)	896	139,722
Banque Cantonale Vaudoise (Registered)	92	68,782
Barry Callebaut AG (Registered)	67	114,146
Clariant AG (Registered) *	10,222	244,421
DKSH Holding AG	282	20,616
EMS-Chemie Holding AG (Registered)	435	278,996
Ferguson plc	3,210	253,150
Flughafen Zurich AG (Registered)	311	65,075
Geberit AG (Registered)	766	341,081
Georg Fischer AG (Registered)	130	167,732
Givaudan SA (Registered)	122	285,566
Glencore plc *	52,246	229,122
Helvetia Holding AG (Registered)	153	90,427
Kuehne + Nagel International AG (Registered)	872	139,171
Logitech International SA (Registered)	6,050	266,076
Lonza Group AG (Registered) *	1,240	381,694
Nestle SA (Registered)	4,997	407,222
Novartis AG (Registered)	4,892	410,545
OC Oerlikon Corp. AG (Registered) *	6,945	107,907
Pargesa Holding SA	1,941	162,123
Partners Group Holding AG	223	169,227
Roche Holding AG	1,679	412,441
Schindler Holding AG	1,084	252,435
SGS SA (Registered)	97	252,846
Sika AG (Registered)	1,592	226,045
Sonova Holding AG (Registered)	1,887	347,890
STMicroelectronics NV	10,495	226,501
Straumann Holding AG (Registered)	375	291,197
Swatch Group AG (The)	513	229,614
Swiss Life Holding AG (Registered) *	743	266,424
Swiss Prime Site AG (Registered) *	854	78,263

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Switzerland — continued
Swiss Re AG	1,108	101,585
Swisscom AG (Registered)	1,183	555,414
Temenos AG (Registered) *	1,825	293,736
Vifor Pharma AG	1,592	301,132
Zurich Insurance Group AG *	366	112,234

		8,540,903

United Arab Emirates — 0.3%
NMC Health plc	5,269	262,081

United Kingdom — 20.6%
3i Group plc	13,282	164,960
Admiral Group plc	2,289	59,502
Ashtead Group plc	8,043	246,915
AstraZeneca plc	4,786	368,408
BAE Systems plc	16,619	142,264
Barratt Developments plc	32,024	224,293
Bellway plc	5,663	216,484
Berkeley Group Holdings plc	5,563	272,289
BP plc	47,012	353,316
British American Tobacco plc	6,893	378,924
British Land Co. plc (The), REIT	22,251	192,713
BT Group plc	122,647	375,188
Bunzl plc	8,956	266,120
Burberry Group plc	9,033	249,509
Compass Group plc	15,593	335,395
Croda International plc	4,773	322,016
Diageo plc	7,535	276,440
DS Smith plc	20,266	133,897
easyJet plc	13,435	285,312
Experian plc	10,245	251,537
Fiat Chrysler Automobiles NV *	11,110	189,439
GlaxoSmithKline plc	17,237	358,017
Hammerson plc, REIT	11,679	79,874
HSBC Holdings plc	16,786	160,748
IMI plc	7,096	115,444
Imperial Brands plc	2,561	98,081
Inchcape plc	16,833	155,727
Informa plc	23,767	246,189
Inmarsat plc	45,532	340,209
International Consolidated Airlines Group SA	27,874	259,416
Intertek Group plc	2,970	229,113
ITV plc	103,375	223,423
J Sainsbury plc	66,868	286,748
Johnson Matthey plc	5,259	259,100
Just Eat plc *	22,074	229,453
Kingfisher plc	57,418	223,230
Legal & General Group plc	69,857	240,401
Meggitt plc	33,604	251,285
Mondi plc	11,148	306,520
National Grid plc	30,439	325,179
Next plc	4,283	333,450
Pearson plc	20,691	250,611
Pennon Group plc	2,723	26,870
Persimmon plc	6,600	214,662
Reckitt Benckiser Group plc	4,417	393,778
RELX NV	15,244	331,537
RELX plc	15,154	330,166
Rentokil Initial plc	54,407	241,892

Investments	Shares	Value($)
United Kingdom — continued
Rightmove plc	2,441	155,947
Royal Mail plc	36,551	224,882
Sage Group plc (The)	37,479	305,639
Schroders plc	1,053	42,995
Segro plc, REIT	28,484	248,278
Severn Trent plc	12,455	316,111
Sky plc	13,959	278,892
Smith & Nephew plc	18,217	315,410
Smiths Group plc	7,454	157,529
SSE plc	18,260	299,216
Tate & Lyle plc	26,980	220,670
Taylor Wimpey plc	98,012	224,924
Tesco plc	77,390	264,288
Unilever NV, CVA	6,217	358,665
Unilever plc	6,197	354,003
United Utilities Group plc	31,949	301,501
Vodafone Group plc	134,362	328,241
Whitbread plc	5,893	302,724
William Hill plc	58,010	226,429
Wm Morrison Supermarkets plc	75,748	259,731
WPP plc	19,475	304,628

		17,306,747

United States — 0.6%
Carnival plc	3,863	224,238
Shire plc	4,706	268,026

		492,264

TOTAL COMMON STOCKS (Cost $72,826,027)		83,120,041

Total Investments — 99.2% (Cost $72,826,027)		83,120,041
Other Assets Less Liabilities — 0.8%		658,263

Net Assets — 100.0%		83,778,304

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Chemicals	6.9%
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	4.9
Insurance	4.8
Diversified Telecommunication Services	4.7
Electric Utilities	4.7
Metals & Mining	3.9
Media	3.5
Machinery	3.2
Health Care Equipment & Supplies	2.7
Banks	2.7
Hotels, Restaurants & Leisure	2.5
Textiles, Apparel & Luxury Goods	2.5
Food & Staples Retailing	2.4
Professional Services	2.4
IT Services	1.9
Automobiles	1.9

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Food Products	1.9
Software	1.8
Equity Real Estate Investment Trusts (REITs)	1.7
Household Durables	1.7
Multi-Utilities	1.6
Aerospace & Defense	1.6
Auto Components	1.4
Beverages	1.3
Paper & Forest Products	1.3
Health Care Providers & Services	1.2
Construction & Engineering	1.2
Electrical Equipment	1.2
Personal Products	1.2
Semiconductors & Semiconductor Equipment	1.1
Airlines	1.1
Real Estate Management & Development	1.0
Transportation Infrastructure	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	14.8

Abbreviations

CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
(a)

  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to

  securities offerings that are made outside of the United

  States and do not involve direct selling efforts in

  the United States and as such may have

  restrictions on resale.

*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Diversified Return Europe Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$589,664	$—	$589,664
Austria	—	739,284	—	739,284
Belgium	—	1,812,089	—	1,812,089
Chile	—	231,431	—	231,431
Denmark	—	3,188,089	—	3,188,089
Finland	—	3,872,623	—	3,872,623
France	159,901	12,951,717	—	13,111,618
Germany	—	10,197,449	—	10,197,449
Ireland	—	471,643	—	471,643
Italy	—	3,505,687	—	3,505,687
Jersey	—	231,084	—	231,084
Jordan	—	99,482	—	99,482
Kazakhstan	—	185,996	—	185,996
Luxembourg	287,936	753,771	—	1,041,707
Netherlands	—	4,030,899	—	4,030,899
Norway	—	1,934,293	—	1,934,293
Portugal	—	805,983	—	805,983
Russia	57,364	205,829	—	263,193
South Africa	—	315,544	—	315,544
Spain	20,774	4,874,442	—	4,895,216
Sweden	82,831	4,912,241	—	4,995,072
Switzerland	—	8,540,903	—	8,540,903
United Arab Emirates	—	262,081	—	262,081
United Kingdom	—	17,306,747	—	17,306,747
United States	—	492,264	—	492,264

Total Common Stocks	608,806	82,511,235	—	83,120,041

Total Investments in Securities	608,806	82,511,235	—	83,120,041

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $2,976,304 are due to applying the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.5%
Australia — 8.1%
AGL Energy Ltd.	35,384	579,006
Alumina Ltd.	81,673	172,144
Ansell Ltd.	23,170	496,598
APA Group	48,815	350,124
Aristocrat Leisure Ltd.	9,596	229,852
ASX Ltd.	10,450	510,291
Aurizon Holdings Ltd.	48,773	165,199
BHP Billiton Ltd.	18,335	478,847
Boral Ltd.	71,754	354,607
Caltex Australia Ltd.	19,357	468,282
CIMIC Group Ltd.	8,727	313,856
Cochlear Ltd.	4,336	655,409
Computershare Ltd.	21,467	290,572
Crown Resorts Ltd.	16,952	170,247
CSL Ltd.	4,723	691,006
CSR Ltd.	91,621	289,125
Dexus, REIT	68,877	516,739
Flight Centre Travel Group Ltd.	10,803	546,312
Fortescue Metals Group Ltd.	55,194	179,521
GPT Group (The), REIT	153,992	591,420
Harvey Norman Holdings Ltd.	89,615	236,662
Healthscope Ltd.	222,842	362,028
Incitec Pivot Ltd.	60,012	169,208
Macquarie Group Ltd.	4,792	437,212
Mirvac Group, REIT	365,135	619,768
Oil Search Ltd.	19,752	131,761
Origin Energy Ltd. *	84,634	614,083
Qantas Airways Ltd.	133,939	669,445
Ramsay Health Care Ltd.	9,876	412,409
Rio Tinto Ltd.	6,968	421,126
Santos Ltd. *	33,906	160,605
Scentre Group, REIT	130,563	413,686
Sonic Healthcare Ltd.	33,498	649,759
South32 Ltd.	106,560	283,597
Star Entertainment Grp Ltd. (The)	109,951	405,667
Sydney Airport	78,244	411,206
Telstra Corp. Ltd.	110,677	233,378
Transurban Group	48,490	421,642
Treasury Wine Estates Ltd.	34,432	471,509
Wesfarmers Ltd.	19,035	699,887
Woodside Petroleum Ltd.	15,384	412,344
Woolworths Group Ltd.	19,660	439,831
WorleyParsons Ltd.	28,231	385,206

		17,511,176

Austria — 0.3%
OMV AG	9,432	533,032

Belgium — 0.8%
Ageas	6,028	323,313
Colruyt SA	6,284	375,663
Groupe Bruxelles Lambert SA	4,051	430,333
Proximus SADP	13,466	330,040
Solvay SA	1,861	254,958
UCB SA	1,102	94,744

		1,809,051

Investments	Shares	Value($)
Bermuda — 0.2%
RenaissanceRe Holdings Ltd.	3,959	521,994

Canada — 3.6%
ARC Resources Ltd.	2,481	29,467
BCE, Inc.	11,938	507,309
Canadian Tire Corp. Ltd., Class A	4,292	584,551
CGI Group, Inc., Class A *	4,104	264,945
Fortis, Inc.	13,504	443,991
Husky Energy, Inc.	28,845	490,488
Hydro One Ltd. (a)	17,624	257,413
Imperial Oil Ltd.	5,452	186,714
Inter Pipeline Ltd.	16,489	314,354
Loblaw Cos. Ltd.	8,472	447,941
Metro, Inc.	16,112	543,239
National Bank of Canada	5,193	254,570
RioCan REIT, REIT	13,163	251,148
Rogers Communications, Inc., Class B	12,444	634,421
Shaw Communications, Inc., Class B	19,974	417,798
Suncor Energy, Inc.	10,426	439,049
Teck Resources Ltd., Class B	14,506	378,359
TELUS Corp.	15,012	548,734
Thomson Reuters Corp.	10,292	427,076
Toronto-Dominion Bank (The)	2,864	169,900
Tourmaline Oil Corp.	168	3,319
TransCanada Corp.	4,210	189,359

		7,784,145

Chile — 0.0% (b)
Antofagasta plc	1,188	15,602

China — 0.4%
China Mengniu Dairy Co. Ltd. *	72,000	223,438
Semiconductor Manufacturing International Corp. *	373,200	452,586
Xinyi Solar Holdings Ltd.	598,000	178,378

		854,402

Denmark — 0.8%
Carlsberg A/S, Class B	3,668	442,500
Chr Hansen Holding A/S	5,738	593,971
H Lundbeck A/S	3,156	228,403
Orsted A/S (a)	6,491	400,550

		1,665,424

Finland — 1.1%
Elisa OYJ	10,075	437,466
Fortum OYJ	24,901	625,588
Kesko OYJ, Class B	2,004	112,542
Neste OYJ	7,919	653,209
Sampo OYJ, Class A	3,062	155,513
Stora Enso OYJ, Class R	20,224	333,745
UPM-Kymmene OYJ	3,144	111,526

		2,429,589

France — 4.1%
Alstom SA *	4,092	183,452
Arkema SA	3,943	493,754
Atos SE	4,012	537,597
Bouygues SA	5,167	226,906
Capgemini SE	4,894	626,106

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
France — continued
Casino Guichard Perrachon SA	6,121	248,526
Danone SA	4,861	381,648
Dassault Systemes SE	4,588	684,092
Eiffage SA	3,997	446,668
Eutelsat Communications SA	14,198	303,946
Faurecia SA	5,678	385,697
Iliad SA	763	120,628
Ingenico Group SA	1,158	95,916
Lagardere SCA	10,609	309,567
Orange SA	25,294	431,053
Pernod Ricard SA	2,785	448,713
Sanofi	4,289	373,127
SCOR SE	5,310	206,579
Sodexo SA	3,634	402,560
Thales SA	5,062	664,510
TOTAL SA	7,979	520,433
Vinci SA	2,497	251,253
Vivendi SA	14,717	381,304

		8,724,035

Germany — 3.3%
BASF SE	1,923	184,336
Beiersdorf AG	3,969	462,663
Covestro AG (a)	3,789	363,883
Deutsche Lufthansa AG (Registered)	16,452	461,601
Deutsche Telekom AG (Registered) *	20,659	341,598
Evonik Industries AG	12,049	445,892
Fraport AG Frankfurt Airport Services Worldwide	4,811	480,267
Fresenius Medical Care AG & Co. KGaA	5,447	531,378
Fresenius SE & Co. KGaA	7,071	545,092
Hannover Rueck SE	4,602	613,836
Henkel AG & Co. KGaA (Preference)	354	44,423
Infineon Technologies AG	23,470	621,551
Merck KGaA	2,459	252,775
Rheinmetall AG	1,051	127,015
SAP SE	5,064	589,379
Telefonica Deutschland Holding AG	44,640	195,501
TUI AG	11,564	247,385
Uniper SE	14,286	446,065
United Internet AG (Registered)	4,286	230,550

		7,185,190

Hong Kong — 4.4%
ASM Pacific Technology Ltd.	37,500	451,263
Cathay Pacific Airways Ltd.	136,000	210,221
CK Hutchison Holdings Ltd.	58,260	634,142
CK Infrastructure Holdings Ltd.	43,000	319,202
CLP Holdings Ltd.	63,000	720,150
Galaxy Entertainment Group Ltd.	50,000	402,831
Hang Seng Bank Ltd.	25,700	700,382
Henderson Land Development Co. Ltd.	18,000	100,540
Hong Kong & China Gas Co. Ltd.	330,211	674,279
Hutchison Port Holdings Trust	696,700	177,949
Jardine Matheson Holdings Ltd.	6,900	467,191
Jardine Strategic Holdings Ltd.	7,500	299,608

Investments	Shares	Value($)
Hong Kong — continued
Johnson Electric Holdings Ltd.	25,000	74,102
Link REIT, REIT	73,500	729,274
MTR Corp. Ltd.	114,500	642,667
New World Development Co. Ltd.	366,000	521,880
PCCW Ltd.	446,000	260,452
Power Assets Holdings Ltd.	60,500	428,023
Sun Hung Kai Properties Ltd.	18,000	282,289
Swire Pacific Ltd., Class A	44,000	477,873
Techtronic Industries Co. Ltd.	18,000	100,385
WH Group Ltd. (a)	421,000	338,953
Xinyi Glass Holdings Ltd.	362,000	428,502

		9,442,158

Israel — 0.3%
Check Point Software Technologies Ltd. *	5,641	635,572

Italy — 0.9%
Buzzi Unicem SpA	4,543	99,922
Enel SpA	74,525	415,173
Italgas SpA	68,609	394,634
Parmalat SpA	87,275	302,083
Recordati SpA	8,567	319,276
Terna Rete Elettrica Nazionale SpA	82,530	462,304

		1,993,392

Japan — 21.7%
Advantest Corp.	8,300	196,727
Aisin Seiki Co. Ltd.	6,800	317,166
ANA Holdings, Inc.	15,800	580,195
Aozora Bank Ltd.	15,700	586,687
Asahi Kasei Corp.	14,300	191,147
Astellas Pharma, Inc.	12,000	195,731
Brother Industries Ltd.	25,900	528,337
Canon, Inc.	17,800	577,509
Capcom Co. Ltd.	21,900	567,946
Central Japan Railway Co.	3,100	645,661
Chubu Electric Power Co., Inc.	35,400	546,355
Chugoku Electric Power Co., Inc. (The)	30,400	400,014
COMSYS Holdings Corp.	9,200	228,659
Cosmo Energy Holdings Co. Ltd.	16,500	582,312
Credit Saison Co. Ltd.	17,900	279,446
Dai Nippon Printing Co. Ltd.	2,000	43,697
Daiichi Sankyo Co. Ltd.	15,800	655,343
Daito Trust Construction Co. Ltd.	3,200	536,217
DIC Corp.	10,700	349,397
Dowa Holdings Co. Ltd.	7,600	244,391
Ebara Corp.	5,800	175,957
Electric Power Development Co. Ltd.	14,700	399,252
FamilyMart UNY Holdings Co. Ltd.	2,900	270,630
Fuji Electric Co. Ltd.	40,000	295,481
FUJIFILM Holdings Corp.	15,800	652,142
Fujikura Ltd.	67,600	435,744
Fujitsu Ltd.	5,000	34,077
Gree, Inc.	6,300	34,920
Hankyu Hanshin Holdings, Inc.	10,700	426,121
Hikari Tsushin, Inc.	4,000	672,203
Hitachi High-Technologies Corp.	10,300	420,655
Hokkaido Electric Power Co., Inc.	7,300	47,112

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Japan — continued
Hokuriku Electric Power Co. *	22,700	238,290
Honda Motor Co. Ltd.	13,400	409,111
Idemitsu Kosan Co. Ltd.	13,100	590,093
Inpex Corp.	19,500	214,088
ITOCHU Corp.	33,900	601,942
Japan Airlines Co. Ltd.	15,300	564,791
Japan Petroleum Exploration Co. Ltd.	9,400	222,691
JXTG Holdings, Inc.	46,700	342,376
Kaneka Corp.	49,000	431,320
Kansai Electric Power Co., Inc. (The)	30,000	427,064
Kawasaki Kisen Kaisha Ltd. *	16,500	299,642
KDDI Corp.	23,600	656,950
Keisei Electric Railway Co. Ltd.	14,800	492,803
Kirin Holdings Co. Ltd.	15,000	384,021
K’s Holdings Corp.	16,300	183,521
Kuraray Co. Ltd.	33,200	469,245
Kyushu Electric Power Co., Inc.	25,900	305,222
Lawson, Inc.	1,900	114,095
Marubeni Corp.	81,800	624,516
Miraca Holdings, Inc.	2,900	84,280
Mitsubishi Corp.	11,900	332,641
Mitsubishi Gas Chemical Co., Inc.	10,500	234,601
Mitsubishi Tanabe Pharma Corp.	25,500	478,114
Mitsui & Co. Ltd.	24,100	403,917
Mizuho Financial Group, Inc.	365,800	635,866
Mochida Pharmaceutical Co. Ltd.	5,800	420,348
NH Foods Ltd.	9,600	382,186
Nihon M&A Center, Inc.	11,500	306,877
Nikon Corp.	23,700	400,079
Nippon Express Co. Ltd.	2,300	150,556
Nippon Kayaku Co. Ltd.	26,700	304,475
Nippon Paper Industries Co. Ltd.	20,500	335,864
Nippon Shokubai Co. Ltd.	5,900	421,823
Nippon Telegraph & Telephone Corp.	1,200	55,504
Nipro Corp.	32,900	401,969
Nissan Motor Co. Ltd.	51,300	485,252
Nisshin Steel Co. Ltd.	14,600	205,329
Nissin Foods Holdings Co. Ltd.	5,900	407,068
Nomura Real Estate Holdings, Inc.	22,300	486,760
Nomura Research Institute Ltd.	8,500	408,489
NTT Data Corp.	33,200	378,172
NTT DOCOMO, Inc.	24,600	633,326
Oji Holdings Corp.	48,000	284,812
Oriental Land Co. Ltd.	2,500	271,837
Osaka Gas Co. Ltd.	28,600	550,415
Otsuka Corp.	13,900	542,141
Otsuka Holdings Co. Ltd.	900	41,562
Ryohin Keikaku Co. Ltd.	600	192,579
Sankyo Co. Ltd.	10,400	409,834
Sawai Pharmaceutical Co. Ltd.	6,400	302,563
SBI Holdings, Inc.	13,000	354,890
SCREEN Holdings Co. Ltd.	3,200	233,460
SCSK Corp.	7,600	359,359
Sega Sammy Holdings, Inc.	10,300	164,342
Sekisui Chemical Co. Ltd.	29,900	535,169
Sekisui House Ltd.	35,800	610,229

Investments	Shares	Value($)
Japan — continued
Seven Bank Ltd.	15,800	47,827
Shimamura Co. Ltd.	4,000	374,305
Shimizu Corp.	18,700	195,722
Showa Denko KK	400	19,078
Showa Shell Sekiyu KK	44,100	723,788
Skylark Holdings Co. Ltd.	14,100	205,068
Sojitz Corp.	179,000	649,891
Square Enix Holdings Co. Ltd.	12,800	605,174
Sumitomo Chemical Co. Ltd.	53,000	305,213
Sumitomo Dainippon Pharma Co. Ltd.	29,900	580,253
Sumitomo Mitsui Financial Group, Inc.	10,300	408,784
Sumitomo Mitsui Trust Holdings, Inc.	5,200	206,553
Sumitomo Osaka Cement Co. Ltd.	94,000	448,207
Suzuken Co. Ltd.	9,900	433,527
Taisei Corp.	7,200	400,421
Taisho Pharmaceutical Holdings Co. Ltd.	3,400	385,153
Takashimaya Co. Ltd.	34,000	284,750
Takeda Pharmaceutical Co. Ltd.	9,100	384,229
Teijin Ltd.	21,700	405,293
Terumo Corp.	10,700	587,817
Tohoku Electric Power Co., Inc.	33,200	422,794
Tokyo Broadcasting System Holdings, Inc.	22,100	458,370
Tokyo Electric Power Co. Holdings, Inc. *	91,400	437,973
Tokyo Gas Co. Ltd.	14,200	346,841
Tokyo Tatemono Co. Ltd.	15,000	201,964
Tokyu Corp.	11,300	194,546
Tokyu Fudosan Holdings Corp.	39,700	269,858
Toppan Printing Co. Ltd.	53,000	407,797
Toyo Suisan Kaisha Ltd.	13,600	492,258
Toyota Industries Corp.	8,800	498,108
Toyota Motor Corp.	10,000	657,311
Tsumura & Co.	14,400	468,309
Ube Industries Ltd.	20,600	554,508
Yamada Denki Co. Ltd.	82,100	407,227
Yokohama Rubber Co. Ltd. (The)	17,400	372,702

		46,737,319

Macau — 0.2%
Sands China Ltd.	47,698	246,444
SJM Holdings Ltd.	129,000	157,092
Wynn Macau Ltd.	37,860	111,815

		515,351

Netherlands — 1.7%
Aegon NV	50,290	331,514
Boskalis Westminster	1,795	55,037
Gemalto NV *	3,461	201,870
Heineken Holding NV	3,727	360,393
Koninklijke DSM NV	4,355	464,156
Koninklijke KPN NV	157,944	456,652
Koninklijke Philips NV	11,296	495,889
NN Group NV	9,998	441,683
Royal Dutch Shell plc, Class A	6,503	222,838
Wolters Kluwer NV	11,476	691,072

		3,721,104

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
New Zealand — 0.3%
Contact Energy Ltd.	55,853	220,206
Spark New Zealand Ltd.	189,427	500,161

		720,367

Norway — 1.0%
Equinor ASA	8,721	231,388
Marine Harvest ASA	30,871	675,031
Orkla ASA	41,175	348,415
Telenor ASA	24,142	472,266
Yara International ASA	10,022	441,891

		2,168,991

Portugal — 0.5%
EDP - Energias de Portugal SA	129,370	527,806
Galp Energia SGPS SA	23,370	479,977

		1,007,783

Singapore — 2.2%
CapitaLand Mall Trust, REIT	279,100	443,650
ComfortDelGro Corp. Ltd.	258,000	445,962
DBS Group Holdings Ltd.	20,800	409,247
Genting Singapore Ltd.	131,200	123,360
Golden Agri-Resources Ltd.	827,600	170,481
Keppel Corp. Ltd.	111,700	564,631
Sembcorp Industries Ltd.	165,100	325,348
Singapore Airlines Ltd.	48,700	353,384
Singapore Press Holdings Ltd.	150,700	322,648
Singapore Telecommunications Ltd.	215,000	507,405
United Overseas Bank Ltd.	11,200	222,717
Venture Corp. Ltd.	33,000	405,788
Wilmar International Ltd.	218,400	502,986

		4,797,607

South Africa — 0.2%
Anglo American plc	13,928	315,272

South Korea — 8.5%
Celltrion Healthcare Co. Ltd. *	5,655	462,567
CJ CheilJedang Corp.	1,224	370,350
Doosan Infracore Co. Ltd. *	16,065	145,089
E-MART, Inc.	1,797	351,308
GS Engineering & Construction Corp.	5,952	241,969
GS Holdings Corp.	7,257	349,265
Hankook Tire Co. Ltd.	9,591	380,680
Hanmi Pharm Co. Ltd.	399	151,705
Hanmi Science Co. Ltd.	3,356	208,343
Hanon Systems	15,238	145,930
Hanwha Aerospace Co. Ltd. *	10,586	213,528
Hanwha Chemical Corp.	21,214	402,336
Hotel Shilla Co. Ltd.	1,615	144,413
Hyosung Advanced Materials Corp. *	139	21,124
Hyosung Chemical Corp. *	99	14,912
Hyosung Corp.	429	17,112
Hyosung Heavy Industries Corp. *	290	13,714
Hyosung TNC Co. Ltd. *	134	26,653
Hyundai Construction Equipment Co. Ltd. *	1,653	197,131
Hyundai Electric & Energy System Co. Ltd. *	1,552	89,232

Investments	Shares	Value($)
South Korea — continued
Hyundai Engineering & Construction Co. Ltd.	9,174	482,176
Hyundai Heavy Industries Holdings Co. Ltd. *	49	14,734
Hyundai Mobis Co. Ltd.	1,061	216,280
Hyundai Motor Co.	2,468	286,025
Hyundai Steel Co.	9,826	473,563
Industrial Bank of Korea	27,649	387,356
Kakao Corp.	5,749	579,688
Kia Motors Corp.	14,849	420,979
Korea Electric Power Corp.	15,552	462,136
Korea Gas Corp. *	6,278	327,161
Korea Zinc Co. Ltd.	687	253,699
Korean Air Lines Co. Ltd.	10,124	265,126
KT&G Corp.	7,226	713,783
LG Corp.	5,543	373,652
LG Display Co. Ltd.	24,600	466,371
LG Electronics, Inc.	5,029	337,084
LG Household & Health Care Ltd.	120	129,950
LG Uplus Corp.	39,802	547,963
Lotte Chemical Corp.	1,635	526,571
LOTTE Fine Chemical Co. Ltd.	3,899	215,034
NCSoft Corp.	672	231,978
Netmarble Corp. (a)	1,333	172,917
POSCO	2,067	608,350
Samsung Biologics Co. Ltd. *(a)	1,122	374,381
Samsung Electro-Mechanics Co. Ltd.	1,178	162,155
Samsung Electronics Co. Ltd.	15,207	631,247
Samsung Engineering Co. Ltd. *	11,923	181,850
Samsung SDS Co. Ltd.	1,633	306,287
Shinsegae, Inc.	1,415	419,917
SK Holdings Co. Ltd.	2,506	590,713
SK Hynix, Inc.	7,600	587,407
SK Innovation Co. Ltd.	3,387	601,553
SK Telecom Co. Ltd.	2,288	511,345
SKC Co. Ltd.	6,713	257,770
S-Oil Corp.	5,969	626,941
Woori Bank	41,817	632,061

		18,323,564

Spain — 1.9%
Acciona SA	2,188	187,885
Acerinox SA	4,334	62,643
ACS Actividades de Construccion y Servicios SA	1,024	44,879
Aena SME SA (a)	2,673	485,349
Cellnex Telecom SA (a)	4,542	120,701
Enagas SA	16,627	464,834
Grifols SA	18,197	528,426
Iberdrola SA	59,653	463,796
Iberdrola SA *	1,704	13,248
Naturgy Energy Group SA	19,637	531,943
Red Electrica Corp. SA	13,909	294,803
Repsol SA	27,444	544,351
Telefonica SA	48,700	437,595

		4,180,453

Sweden — 2.6%
Autoliv, Inc.	4,139	424,082
Boliden AB *	14,029	417,612

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Sweden — continued
Essity AB, Class B	1,327	33,194
Hexagon AB, Class B	10,060	613,151
Investor AB, Class B	9,616	418,872
Kinnevik AB, Class B	3,405	117,520
Lundin Petroleum AB	4,326	142,635
Securitas AB, Class B	31,757	571,371
Skanska AB, Class B	22,035	414,488
Svenska Cellulosa AB SCA, Class B	7,907	81,813
Swedish Match AB	11,980	654,914
Tele2 AB, Class B	46,653	626,006
Telia Co. AB	98,747	474,991
Trelleborg AB, Class B	18,580	386,883
Veoneer, Inc. *	4,139	216,470

		5,594,002

Switzerland — 2.0%
Baloise Holding AG (Registered)	3,017	470,470
Barry Callebaut AG (Registered)	159	270,884
Clariant AG (Registered) *	20,253	484,276
Kuehne + Nagel International AG (Registered)	777	124,009
Logitech International SA (Registered)	3,733	164,175
Lonza Group AG (Registered) *	267	82,187
Novartis AG (Registered)	4,502	377,816
Sonova Holding AG (Registered)	2,962	546,079
Straumann Holding AG (Registered)	231	179,378
Swiss Life Holding AG (Registered) *	1,256	450,375
Swiss Prime Site AG (Registered) *	2,573	235,796
Swisscom AG (Registered)	960	450,716
Vifor Pharma AG	2,441	461,723

		4,297,884

United Kingdom — 3.3%
Bellway plc	3,869	147,904
BP plc	68,835	517,326
Bunzl plc	3,008	89,380
Coca-Cola European Partners plc	11,425	471,167
easyJet plc	4,997	106,119
Hammerson plc, REIT	22,139	151,410
Inmarsat plc	40,211	300,451
International Consolidated Airlines Group SA	34,238	318,644
Kingfisher plc	52,272	203,223
Land Securities Group plc, REIT	17,367	214,734
Mondi plc	9,698	266,651
Pearson plc	18,369	222,487
Persimmon plc	3,769	122,585
RELX NV	19,593	426,122
Rentokil Initial plc	61,597	273,858
Royal Mail plc	62,240	382,935
Sage Group plc (The)	46,215	376,881
Segro plc, REIT	29,045	253,167
Severn Trent plc	3,009	76,369
Smith & Nephew plc	25,538	442,167
Tate & Lyle plc	30,543	249,811
Taylor Wimpey plc	109,353	250,951
United Utilities Group plc	32,565	307,314
Vodafone Group plc	168,084	410,623
William Hill plc	26,314	102,711

Investments	Shares	Value($)
United Kingdom — continued
Wm Morrison Supermarkets plc	148,638	509,661

		7,194,651

United States — 25.1%
AbbVie, Inc.	2,003	184,737
AGNC Investment Corp., REIT	22,292	434,025
Air Products & Chemicals, Inc.	2,771	454,915
Alaska Air Group, Inc.	4,699	295,238
Alcoa Corp. *	12,611	545,678
Alleghany Corp.	857	539,284
Alliant Energy Corp.	14,721	632,561
Allstate Corp. (The)	5,372	510,985
Amdocs Ltd.	9,383	634,103
Ameren Corp.	8,824	547,617
American Electric Power Co., Inc.	5,876	418,019
American Water Works Co., Inc.	286	25,240
Annaly Capital Management, Inc., REIT	38,536	413,106
ANSYS, Inc. *	3,358	567,099
Anthem, Inc.	2,908	735,724
Aramark	8,766	352,481
Arrow Electronics, Inc. *	1,269	96,241
Ashland Global Holdings, Inc.	6,187	508,015
Assurant, Inc.	2,022	223,027
AT&T, Inc.	19,911	636,555
AutoNation, Inc. *	7,922	384,455
Avangrid, Inc.	6,624	331,597
Avery Dennison Corp.	5,563	637,965
Avnet, Inc.	8,626	378,250
Axis Capital Holdings Ltd.	8,429	476,744
Baxter International, Inc.	7,181	520,263
Becton Dickinson and Co.	2,906	727,575
Bemis Co., Inc.	9,941	456,391
Broadridge Financial Solutions, Inc.	5,574	629,751
Brown & Brown, Inc.	7,355	215,207
CA, Inc.	15,068	666,156
Carnival Corp.	7,071	418,886
Carnival plc	2,272	131,884
Celanese Corp., Series A	5,699	673,109
CenterPoint Energy, Inc.	16,295	464,082
CenturyLink, Inc.	25,936	486,819
Chevron Corp.	5,177	653,700
Church & Dwight Co., Inc.	11,728	655,595
Cigna Corp.	2,159	387,368
Cincinnati Financial Corp.	5,896	445,914
Cintas Corp.	3,531	722,019
CMS Energy Corp.	9,024	436,220
CNA Financial Corp.	6,004	280,867
Commerce Bancshares, Inc.	9,019	602,469
Consolidated Edison, Inc.	5,852	461,898
Constellation Brands, Inc., Class A	2,885	606,514
Darden Restaurants, Inc.	6,789	726,016
DaVita, Inc. *	2,186	153,632
DENTSPLY SIRONA, Inc.	8,638	415,574
DTE Energy Co.	5,780	627,361
Eastman Chemical Co.	5,759	596,748
Everest Re Group Ltd.	2,457	536,486
Eversource Energy	10,303	625,598
Fidelity National Information Services, Inc.	6,296	649,306

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
United States — continued
Flex Ltd. *	1,052	14,686
Foot Locker, Inc.	7,741	377,838
Garmin Ltd.	9,449	590,090
Gentex Corp.	20,344	471,981
Genuine Parts Co.	3,960	385,348
Harris Corp.	4,238	699,058
Hasbro, Inc.	5,970	594,672
Henry Schein, Inc. *	6,662	529,029
HollyFrontier Corp.	8,338	621,848
Hormel Foods Corp.	13,382	481,351
IAC/InterActiveCorp *	2,404	353,989
Ingredion, Inc.	3,325	336,823
Intel Corp.	11,658	560,750
International Flavors & Fragrances, Inc.	1,173	155,727
International Paper Co.	7,231	388,522
Interpublic Group of Cos., Inc. (The)	9,756	219,998
IQVIA Holdings, Inc. *	4,505	549,340
Jabil, Inc.	9,450	266,206
Jefferies Financial Services, Inc.	5,550	134,588
JM Smucker Co. (The)	4,178	464,259
Johnson & Johnson	5,380	712,958
L3 Technologies, Inc.	3,182	682,348
Laboratory Corp. of America Holdings *	3,564	624,912
Lam Research Corp.	2,908	554,381
Leggett & Platt, Inc.	6,012	261,943
ManpowerGroup, Inc.	1,924	179,432
McCormick & Co., Inc. (Non-Voting)	4,257	500,368
MDU Resources Group, Inc.	16,629	482,241
Molson Coors Brewing Co., Class B	5,834	390,878
News Corp., Class A	27,139	408,985
NextEra Energy, Inc.	1,061	177,760
NiSource, Inc.	1,897	49,663
Northrop Grumman Corp.	1,951	586,256
NVR, Inc. *	192	529,811
Old Republic International Corp.	21,000	447,510
Phillips 66	2,259	278,625
Pinnacle West Capital Corp.	7,043	566,468
Public Service Enterprise Group, Inc.	4,280	220,677
PulteGroup, Inc.	16,380	466,666
Quest Diagnostics, Inc.	4,290	462,119
Raytheon Co.	3,072	608,348
Republic Services, Inc.	9,544	691,749
SCANA Corp.	7,789	311,482
Southwest Airlines Co.	10,224	594,628
Sprint Corp. *	12,488	67,810
Synopsys, Inc. *	2,483	222,055
Toll Brothers, Inc.	10,805	380,984
Torchmark Corp.	7,471	657,971
Tyson Foods, Inc., Class A	5,876	338,751
United Continental Holdings, Inc. *	758	60,943
UnitedHealth Group, Inc.	1,777	449,972
Universal Health Services, Inc., Class B	4,142	505,738
Valero Energy Corp.	3,910	462,748
Verizon Communications, Inc.	13,500	697,140

Investments	Shares	Value($)
United States — continued
VMware, Inc., Class A *	3,348	484,087
Walmart, Inc.	6,103	544,571
Walt Disney Co. (The)	3,927	445,950
Waters Corp. *	3,106	612,721
Westlake Chemical Corp.	5,561	596,250
WR Berkley Corp.	8,276	627,404
Wyndham Destinations, Inc.	5,682	262,054
Wyndham Hotels & Resorts, Inc.	5,682	329,556
Xcel Energy, Inc.	13,198	618,458
Xylem, Inc.	8,563	655,583
Zimmer Biomet Holdings, Inc.	2,029	254,680

		54,198,806

TOTAL COMMON STOCKS (Cost $200,708,950)		214,877,916

SHORT-TERM INVESTMENTS — 0.2% INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (c)(d) (Cost $346,014)	346,014	346,014

Total Investments — 99.7% (Cost $201,054,964)		215,223,930
Other Assets Less Liabilities — 0.3%		543,740

Net Assets — 100.0%		215,767,670

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage
Oil, Gas & Consumable Fuels	6.5%
Electric Utilities	5.8
Chemicals	5.6
Diversified Telecommunication Services	4.4
Insurance	3.9
Health Care Providers & Services	3.4
Food Products	3.4
Pharmaceuticals	3.3
Software	2.8
Hotels, Restaurants & Leisure	2.7
Health Care Equipment & Supplies	2.7
IT Services	2.6
Banks	2.4
Metals & Mining	2.3
Household Durables	2.2
Food & Staples Retailing	2.2
Airlines	2.1
Equity Real Estate Investment Trusts (REITs)	1.9
Multi-Utilities	1.9
Auto Components	1.8
Semiconductors & Semiconductor Equipment	1.8
Beverages	1.7
Wireless Telecommunication Services	1.6
Construction & Engineering	1.6

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Aerospace & Defense	1.6
Media	1.6
Industrial Conglomerates	1.6
Road & Rail	1.5
Gas Utilities	1.5
Real Estate Management & Development	1.4
Electronic Equipment, Instruments & Components	1.4
Commercial Services & Supplies	1.3
Specialty Retail	1.3
Trading Companies & Distributors	1.3
Technology Hardware, Storage & Peripherals	1.2
Automobiles	1.0
Others (each less than 1.0%)	12.7

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.05% of net assets.
(c)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return Global Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$17,511,176	$—	$17,511,176
Austria	—	533,032	—	533,032
Belgium	—	1,809,051	—	1,809,051
Chile	—	15,602	—	15,602
China	—	854,402	—	854,402
Denmark	—	1,665,424	—	1,665,424
Finland	—	2,429,589	—	2,429,589
France	—	8,724,035	—	8,724,035
Germany	—	7,185,190	—	7,185,190
Hong Kong	—	9,442,158	—	9,442,158
Italy	302,083	1,691,309	—	1,993,392
Japan	—	46,737,319	—	46,737,319
Macau	—	515,351	—	515,351
Netherlands	201,870	3,519,234	—	3,721,104
New Zealand	—	720,367	—	720,367
Norway	—	2,168,991	—	2,168,991
Portugal	—	1,007,783	—	1,007,783
Singapore	123,360	4,674,247	—	4,797,607
South Africa	—	315,272	—	315,272
South Korea	790,186	17,533,378	—	18,323,564
Spain	13,248	4,167,205	—	4,180,453
Sweden	640,552	4,953,450	—	5,594,002
Switzerland	—	4,297,884	—	4,297,884
United Kingdom	471,167	6,723,484	—	7,194,651
United States	54,066,922	131,884	—	54,198,806
Other Common Stocks	$8,941,711	$—	$—	$8,941,711

Total Common Stocks	65,551,099	149,326,817	—	214,877,916

Short-Term Investments
Investment Company	346,014	—	—	346,014

Total Investments in Securities	65,897,113	149,326,817	—	215,223,930

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $1,576,527 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
EXCHANGE TRADED FUNDS — 100.1%
United States — 100.1%
JPMorgan Diversified Return International Equity ETF (a) (Cost $29,616,479)	573,520	33,636,948

Total Investments — 100.1% (Cost $29,616,479)		33,636,948
Liabilities in Excess of Other Assets — (0.1)%		(28,206)

Net Assets — 100.0%		33,608,742

Percentages indicated are based on net assets.

Forward foreign currency exchange contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
SGD	104,824	USD	76,921	Citibank, NA	8/3/2018	80
SGD	31,030	USD	22,701	HSBC Bank, NA	8/3/2018	92
USD	19,130	CHF	18,922	Merrill Lynch International	8/3/2018	19
USD	313,464	DKK	1,996,128	Merrill Lynch International	8/3/2018	202
USD	6,238,592	EUR	5,330,521	Goldman Sachs International	8/3/2018	4,901
USD	161,355	EUR	137,865	Royal Bank of Canada	8/3/2018	131
USD	41,133	GBP	31,233	BNP Paribas	8/3/2018	136
USD	7,169,039	GBP	5,420,836	Citibank, NA	8/3/2018	53,634
USD	174,525	GBP	132,133	National Australia Bank Ltd.	8/3/2018	1,086
USD	53,084	HKD	416,350	HSBC Bank, NA	8/3/2018	38
USD	62,514	HKD	490,291	Merrill Lynch International	8/3/2018	47
USD	2,017,273	HKD	15,820,095	Morgan Stanley	8/3/2018	1,675
USD	207,486	JPY	22,948,017	Royal Bank of Canada	8/3/2018	2,241
USD	8,072,396	JPY	892,113,591	UBS AG.	8/3/2018	93,405
USD	82,073	KRW	91,332,807	Citibank, NA **	8/3/2018	415
USD	3,378,534	KRW	3,754,091,696	Goldman Sachs International **	8/3/2018	22,128
USD	483,206	NOK	3,933,111	BNP Paribas	8/3/2018	989
USD	2,555,845	AUD	3,437,628	BNP Paribas	9/5/2018	1,415
USD	60,892	DKK	386,766	Citibank, NA	9/5/2018	29
USD	314,213	DKK	1,996,128	Merrill Lynch International	9/5/2018	92
USD	6,367,818	EUR	5,428,902	BNP Paribas	9/5/2018	2,623
USD	215,718	EUR	183,943	Citibank, NA	9/5/2018	51
USD	28,296	GBP	21,522	Royal Bank of Canada	9/5/2018	6
USD	2,073,652	HKD	16,258,650	HSBC Bank, NA	9/5/2018	497
USD	454,878	NOK	3,701,485	BNP Paribas	9/5/2018	408
USD	1,131,701	SEK	9,916,773	Citibank, NA	9/5/2018	811
USD	882,172	SGD	1,200,051	State Street Corp.	9/5/2018	117

Total unrealized appreciation						187,268

EUR	93,633	USD	109,584	Morgan Stanley	8/3/2018	(86)
GBP	391,723	USD	517,774	BNP Paribas	8/3/2018	(3,598)
HKD	468,087	USD	59,700	HSBC Bank, NA	8/3/2018	(62)
JPY	22,934,871	USD	207,493	Royal Bank of Canada	8/3/2018	(2,365)
KRW	203,407,122	USD	183,062	Citibank, NA **	8/3/2018	(1,202)

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
NOK	231,627	USD	28,454	Goldman Sachs International	8/3/2018	(56)
USD	2,161,308	AUD	2,924,964	BNP Paribas	8/3/2018	(11,810)
USD	332,834	AUD	450,417	National Australia Bank Ltd.	8/3/2018	(1,806)
USD	663,772	CHF	657,240	State Street Corp.	8/3/2018	(60)
USD	36,291	EUR	31,136	BNP Paribas	8/3/2018	(121)
USD	39,658	KRW	44,407,476	Merrill Lynch International **	8/3/2018	(45)
USD	172,568	NZD	254,891	National Australia Bank Ltd.	8/3/2018	(1,166)
USD	1,060,801	SEK	9,469,760	BNP Paribas	8/3/2018	(16,250)
USD	941,123	SGD	1,282,409	Citibank, NA	8/3/2018	(897)
USD	22,461	SGD	30,593	Royal Bank of Canada	8/3/2018	(12)
USD	61,555	CHF	60,769	Merrill Lynch International	9/5/2018	(2)
USD	684,920	CHF	676,162	State Street Corp.	9/5/2018	(4)
USD	20,177	GBP	15,362	BNP Paribas	9/5/2018	(16)
USD	6,820,183	GBP	5,192,480	Citibank, NA	9/5/2018	(5,407)
USD	22,351	HKD	175,297	Royal Bank of Canada	9/5/2018	(1)
USD	208,888	JPY	23,332,119	Goldman Sachs International	9/5/2018	(279)
USD	8,019,983	JPY	895,793,614	State Street Corp.	9/5/2018	(10,606)
USD	3,305,618	KRW	3,686,424,857	Goldman Sachs International **	9/5/2018	(7,512)
USD	173,555	NZD	254,891	UBS AG.	9/5/2018	(169)

Total unrealized depreciation						(63,532)

Net unrealized appreciation						123,736

**	Non-deliverable forward.

Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
(a)	Affiliated company as defined under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are generally valued on the basis of available market quotations from approved Pricing Services.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$33,636,948	$—	$—	$33,636,948

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$187,268	$—	$187,268
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(63,532)	$—	$(63,532)

(a)	— All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Diversified Return International Currency Hedged ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.5%
Australia — 8.0%
AGL Energy Ltd.	356,469	5,833,081
Ansell Ltd.	274,850	5,890,807
APA Group	126,618	908,164
Atlas Arteria Ltd.	224,736	1,091,968
BHP Billiton plc	199,870	4,599,755
Boral Ltd.	248,551	1,228,334
Caltex Australia Ltd.	48,549	1,174,491
Coca-Cola Amatil Ltd.	218,218	1,554,388
Cochlear Ltd.	41,624	6,291,680
Computershare Ltd.	227,170	3,074,918
Crown Resorts Ltd.	112,246	1,127,271
CSL Ltd.	43,067	6,300,982
CSR Ltd.	859,746	2,713,069
Dexus, REIT	709,873	5,325,710
Downer EDI Ltd.	647,750	3,558,039
GPT Group (The), REIT	1,391,382	5,343,727
Harvey Norman Holdings Ltd.	727,298	1,920,707
Healthscope Ltd.	1,667,154	2,708,449
Incitec Pivot Ltd.	306,812	865,076
Macquarie Group Ltd.	32,361	2,952,547
Metcash Ltd.	687,858	1,344,794
Mirvac Group, REIT	993,319	1,686,026
Origin Energy Ltd. *	869,134	6,306,216
Qantas Airways Ltd.	1,065,533	5,325,679
Ramsay Health Care Ltd.	51,209	2,138,420
Rio Tinto Ltd.	59,814	3,614,989
Rio Tinto plc	83,010	4,557,326
Santos Ltd. *	633,279	2,999,702
Sonic Healthcare Ltd.	320,482	6,216,376
Star Entertainment Grp Ltd. (The)	274,474	1,012,678
Tabcorp Holdings Ltd.	1,714,187	5,953,732
TPG Telecom Ltd.	571,657	2,451,301
Vicinity Centres, REIT	2,479,890	4,912,982
Vocus Group Ltd. *	827,127	1,485,828
Wesfarmers Ltd.	100,097	3,680,409
Whitehaven Coal Ltd.	450,255	1,819,896
Woodside Petroleum Ltd.	165,113	4,425,594

		124,395,111

Austria — 0.6%
OMV AG	73,130	4,132,806
voestalpine AG	96,823	4,844,566

		8,977,372

Belgium — 1.1%
Colruyt SA	81,572	4,876,446
Groupe Bruxelles Lambert SA	33,432	3,551,443
Proximus SADP	150,963	3,699,968
Umicore SA	81,608	4,775,911

		16,903,768

Chile — 0.4%
Antofagasta plc	445,032	5,844,651

China — 0.7%
China Mengniu Dairy Co. Ltd. *	343,000	1,064,434
FIH Mobile Ltd. *	3,788,000	575,463

Investments	Shares	Value($)
China — continued
Nexteer Automotive Group Ltd.	487,520	695,647
Semiconductor Manufacturing International Corp. *	3,154,300	3,825,271
Tingyi Cayman Islands Holding Corp.	594,000	1,372,798
Uni-President China Holdings Ltd.	877,000	1,015,518
Want Want China Holdings Ltd.	1,175,000	973,804
Xinyi Solar Holdings Ltd.	6,678,400	1,992,112

		11,515,047

Denmark — 1.1%
Chr Hansen Holding A/S	63,486	6,571,778
DSV A/S	6,759	566,258
H Lundbeck A/S	24,579	1,778,808
ISS A/S	10,750	401,546
William Demant Holding A/S *	157,834	7,544,175

		16,862,565

Finland — 1.7%
Elisa OYJ	115,098	4,997,666
Fortum OYJ	218,269	5,483,576
Kesko OYJ, Class B	83,848	4,708,782
Neste OYJ	76,840	6,338,248
Nokian Renkaat OYJ	30,106	1,305,655
Orion OYJ, Class B	15,047	518,023
UPM-Kymmene OYJ	68,198	2,419,165

		25,771,115

France — 5.6%
Arkema SA	34,212	4,284,128
Atos SE	36,650	4,911,003
Bouygues SA	19,711	865,598
Capgemini SE	47,488	6,075,299
Casino Guichard Perrachon SA	28,439	1,154,686
Cie Plastic Omnium SA	16,429	687,602
Covivio, REIT	8,268	861,132
Dassault Aviation SA	679	1,255,065
Dassault Systemes SE	44,524	6,638,737
Eiffage SA	49,316	5,511,102
Electricite de France SA	212,548	3,182,516
Engie SA	63,429	1,024,287
Eutelsat Communications SA	45,984	984,409
Faurecia SA	38,191	2,594,247
Gecina SA, REIT	15,335	2,612,218
Ingenico Group SA	11,689	968,187
Ipsen SA	7,732	1,284,630
Lagardere SCA	147,933	4,316,636
Orange SA	276,300	4,708,623
Orpea	13,838	1,900,325
Pernod Ricard SA	27,637	4,452,813
Safran SA	8,474	1,050,808
SCOR SE	119,690	4,656,385
Sodexo SA	26,413	2,925,927
Thales SA	28,106	3,689,594
TOTAL SA	87,906	5,733,700
Vinci SA	42,589	4,285,382
Vivendi SA	176,244	4,566,321

		87,181,360

Germany — 4.3%
Axel Springer SE	51,145	3,821,648
Beiersdorf AG	45,242	5,273,821

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Germany — continued
CECONOMY AG	52,936	434,838
Deutsche Lufthansa AG (Registered)	49,543	1,390,049
Deutsche Telekom AG (Registered) *	86,456	1,429,557
Evonik Industries AG	130,698	4,836,683
Fraport AG Frankfurt Airport Services Worldwide	57,829	5,772,891
Fresenius Medical Care AG & Co. KGaA	60,516	5,903,588
Hannover Rueck SE	43,152	5,755,812
Hella GmbH & Co. KGaA	12,856	757,368
Infineon Technologies AG	227,737	6,031,108
Merck KGaA	24,078	2,475,122
SAP SE	45,655	5,313,604
Suedzucker AG	23,292	339,887
Telefonica Deutschland Holding AG	1,109,565	4,859,353
TUI AG	194,036	4,150,955
Uniper SE	153,891	4,805,079
United Internet AG (Registered)	49,020	2,636,856

		65,988,219

Hong Kong — 5.7%
ASM Pacific Technology Ltd.	358,200	4,310,460
Cathay Pacific Airways Ltd.	1,526,000	2,358,805
CK Hutchison Holdings Ltd.	567,042	6,172,073
CK Infrastructure Holdings Ltd.	624,500	4,635,849
CLP Holdings Ltd.	604,000	6,904,291
First Pacific Co. Ltd.	1,052,000	488,820
Hong Kong & China Gas Co. Ltd.	3,224,367	6,584,043
Hutchison Port Holdings Trust	4,762,300	1,216,372
Jardine Matheson Holdings Ltd.	43,400	2,938,563
Jardine Strategic Holdings Ltd.	71,300	2,848,271
Li & Fung Ltd.	3,014,000	1,022,081
Link REIT, REIT	717,000	7,114,144
Melco International Development Ltd.	262,000	745,248
MTR Corp. Ltd.	1,070,500	6,008,516
New World Development Co. Ltd.	1,305,000	1,860,802
PCCW Ltd.	8,430,000	4,922,896
Power Assets Holdings Ltd.	784,000	5,546,617
Swire Pacific Ltd., Class A	456,000	4,952,506
Swire Properties Ltd.	208,600	821,538
Techtronic Industries Co. Ltd.	811,500	4,525,680
WH Group Ltd. (a)	2,978,500	2,398,032
Wheelock & Co. Ltd.	426,000	3,024,338
Xinyi Glass Holdings Ltd.	3,416,000	4,043,540
Yue Yuen Industrial Holdings Ltd.	1,353,000	3,640,497

		89,083,982

Italy — 1.4%
Davide Campari-Milano SpA	736,455	6,203,597
Eni SpA	51,360	988,605
Italgas SpA	361,728	2,080,634
Parmalat SpA	1,149,444	3,978,543
Recordati SpA	71,688	2,671,678
Terna Rete Elettrica Nazionale SpA	959,754	5,376,200

		21,299,257

Investments	Shares	Value($)
Japan — 24.3%
Alfresa Holdings Corp.	224,800	5,381,941
ANA Holdings, Inc.	130,500	4,792,120
Aozora Bank Ltd.	124,400	4,648,654
Asahi Kasei Corp.	68,500	915,636
Brother Industries Ltd.	78,800	1,607,450
Canon Marketing Japan, Inc.	147,500	3,094,962
Canon, Inc.	174,200	5,651,805
Capcom Co. Ltd.	265,100	6,874,993
Central Japan Railway Co.	28,700	5,977,574
Chubu Electric Power Co., Inc.	387,700	5,983,670
Chugoku Electric Power Co., Inc. (The)	389,500	5,125,173
COMSYS Holdings Corp.	220,200	5,472,897
Cosmo Energy Holdings Co. Ltd.	68,900	2,431,594
Credit Saison Co. Ltd.	64,400	1,005,381
Denka Co. Ltd.	53,100	1,830,034
DIC Corp.	121,100	3,954,391
Electric Power Development Co. Ltd.	168,000	4,562,882
Fuji Media Holdings, Inc.	61,500	1,011,944
FUJIFILM Holdings Corp.	110,700	4,569,120
Fujikura Ltd.	711,000	4,583,047
Gunma Bank Ltd. (The)	364,300	1,939,710
Hachijuni Bank Ltd. (The)	360,000	1,587,105
Hankyu Hanshin Holdings, Inc.	143,200	5,702,854
Hikari Tsushin, Inc.	30,000	5,041,523
Hitachi Capital Corp.	21,000	561,170
Hitachi Chemical Co. Ltd.	64,300	1,273,346
Hitachi High-Technologies Corp.	94,800	3,871,656
Hokuriku Electric Power Co. *	192,400	2,019,693
Idemitsu Kosan Co. Ltd.	98,400	4,432,458
Iida Group Holdings Co. Ltd.	58,100	1,139,512
Inpex Corp.	493,900	5,422,470
Itochu Techno-Solutions Corp.	248,900	4,742,322
Japan Airlines Co. Ltd.	154,800	5,714,360
Japan Petroleum Exploration Co. Ltd.	132,000	3,127,156
JXTG Holdings, Inc.	965,100	7,075,535
Kagome Co. Ltd.	52,200	1,594,235
Kajima Corp.	69,000	538,361
Kaneka Corp.	505,000	4,445,241
Kansai Electric Power Co., Inc. (The)	210,200	2,992,293
Kawasaki Kisen Kaisha Ltd. *	112,200	2,037,562
KDDI Corp.	230,400	6,413,614
Keisei Electric Railway Co. Ltd.	37,700	1,255,317
Kirin Holdings Co. Ltd.	95,500	2,444,935
K’s Holdings Corp.	339,200	3,819,035
Kuraray Co. Ltd.	263,300	3,721,453
Kyushu Electric Power Co., Inc.	288,300	3,397,510
Leopalace21 Corp.	498,800	2,740,858
Lintec Corp.	103,500	3,038,265
Matsui Securities Co. Ltd.	226,000	2,254,678
Mebuki Financial Group, Inc.	308,900	1,103,751
Medipal Holdings Corp.	191,400	3,891,812
Miraca Holdings, Inc.	40,700	1,182,831
Mitsubishi Gas Chemical Co., Inc.	222,300	4,966,845

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Japan — continued
Mitsubishi Tanabe Pharma Corp.	264,900	4,966,758
Mitsubishi UFJ Lease & Finance Co. Ltd.	232,800	1,411,847
Mitsui & Co. Ltd.	166,900	2,797,250
Mochida Pharmaceutical Co. Ltd.	71,500	5,181,870
Nagoya Railroad Co. Ltd.	25,500	640,027
NH Foods Ltd.	56,900	2,265,251
Nichirei Corp.	44,900	1,043,791
Nifco, Inc.	40,900	1,236,201
Nippo Corp.	200,000	3,766,581
Nippon Express Co. Ltd.	54,300	3,554,423
Nippon Paper Industries Co. Ltd.	200,000	3,276,718
Nippon Shokubai Co. Ltd.	48,200	3,446,081
Nippon Telegraph & Telephone Corp.	118,500	5,481,046
Nipro Corp.	340,000	4,154,087
Nissan Motor Co. Ltd.	106,900	1,011,178
Nisshin Seifun Group, Inc.	295,000	5,780,533
Nissin Foods Holdings Co. Ltd.	67,300	4,643,337
Nomura Real Estate Holdings, Inc.	96,400	2,104,199
Nomura Research Institute Ltd.	48,800	2,345,206
NTT DOCOMO, Inc.	240,800	6,199,381
NTT Urban Development Corp.	118,200	1,221,428
Oracle Corp. Japan	24,300	2,039,617
Osaka Gas Co. Ltd.	280,400	5,396,373
Otsuka Corp.	47,400	1,848,739
Sankyo Co. Ltd.	50,200	1,978,237
Sapporo Holdings Ltd.	26,500	640,995
Sawai Pharmaceutical Co. Ltd.	47,800	2,259,769
SBI Holdings, Inc.	116,400	3,177,628
SCSK Corp.	49,500	2,340,564
Sega Sammy Holdings, Inc.	73,000	1,164,751
Sekisui Chemical Co. Ltd.	193,800	3,468,757
Sekisui House Ltd.	336,900	5,742,629
Shikoku Electric Power Co., Inc.	78,400	1,047,872
Shimachu Co. Ltd.	125,600	3,991,505
Shimamura Co. Ltd.	24,200	2,264,546
Showa Shell Sekiyu KK	460,900	7,564,492
SKY Perfect JSAT Holdings, Inc.	244,700	1,168,385
Skylark Holdings Co. Ltd.	132,900	1,932,875
Sojitz Corp.	1,748,600	6,348,604
Square Enix Holdings Co. Ltd.	68,200	3,224,441
Sumitomo Dainippon Pharma Co. Ltd.	71,700	1,391,442
Sumitomo Mitsui Financial Group, Inc.	85,500	3,393,302
Sumitomo Osaka Cement Co. Ltd.	1,015,000	4,839,677
Suzuken Co. Ltd.	75,200	3,293,055
Taisei Corp.	111,600	6,206,533
Taisho Pharmaceutical Holdings Co. Ltd.	30,900	3,500,365
Takashimaya Co. Ltd.	118,000	988,251
Teijin Ltd.	97,500	1,821,019
TIS, Inc.	19,100	917,261
Tobu Railway Co. Ltd.	92,100	2,714,896
Toho Co. Ltd.	46,300	1,382,494
Toho Gas Co. Ltd.	31,900	1,089,811
Tohoku Electric Power Co., Inc.	331,100	4,216,483

Investments	Shares	Value($)
Japan — continued
Tokyo Century Corp.	14,000	765,162
Tokyu Fudosan Holdings Corp.	132,700	902,020
Toyo Suisan Kaisha Ltd.	132,100	4,781,414
Toyota Industries Corp.	100,000	5,660,322
Tsumura & Co.	146,600	4,767,643
Ube Industries Ltd.	165,700	4,460,290
Yamada Denki Co. Ltd.	355,900	1,765,311
Yamaguchi Financial Group, Inc.	271,600	3,077,862
Yokohama Rubber Co. Ltd. (The)	199,500	4,273,223
Zeon Corp.	133,800	1,515,884

		376,816,426

Jordan — 0.4%
Hikma Pharmaceuticals plc	284,456	6,121,176

Luxembourg — 0.2%
RTL Group SA	44,473	3,315,277

Macau — 0.2%
Sands China Ltd.	593,520	3,066,571

Netherlands — 2.4%
Aegon NV	753,321	4,965,926
ASR Nederland NV	46,093	2,062,039
Boskalis Westminster	18,527	568,065
Heineken Holding NV	58,889	5,694,446
Koninklijke DSM NV	12,706	1,354,204
Koninklijke Philips NV	94,497	4,148,376
NN Group NV	109,146	4,821,759
Royal Dutch Shell plc, Class A	180,010	6,168,383
Wolters Kluwer NV	111,356	6,705,733

		36,488,931

New Zealand — 0.7%
Fisher & Paykel Healthcare Corp. Ltd.	197,514	1,994,481
Fletcher Building Ltd.	217,838	1,043,907
Spark New Zealand Ltd.	2,113,565	5,580,633
Xero Ltd. *	78,967	2,516,095

		11,135,116

Norway — 1.4%
Equinor ASA	146,954	3,899,014
Marine Harvest ASA	280,346	6,130,098
Norsk Hydro ASA	405,958	2,315,600
Orkla ASA	437,076	3,698,453
Telenor ASA	227,365	4,447,717
Yara International ASA	27,643	1,218,838

		21,709,720

Portugal — 0.8%
EDP - Energias de Portugal SA	1,233,411	5,032,096
Galp Energia SGPS SA	280,830	5,767,729
Jeronimo Martins SGPS SA	52,874	785,661

		11,585,486

Russia — 0.1%
Evraz plc	312,391	2,278,976

Singapore — 2.6%
Ascendas REIT, REIT	1,011,600	2,047,160

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Singapore — continued
CapitaLand Commercial Trust, REIT	659,000	848,868
CapitaLand Mall Trust, REIT	2,788,200	4,432,051
ComfortDelGro Corp. Ltd.	1,337,500	2,311,915
Golden Agri-Resources Ltd.	12,572,800	2,589,931
Keppel Corp. Ltd.	1,090,900	5,514,379
Sembcorp Industries Ltd.	1,228,800	2,421,489
Singapore Press Holdings Ltd.	1,431,600	3,065,053
Singapore Telecommunications Ltd.	2,379,600	5,615,907
StarHub Ltd.	872,600	1,103,970
Suntec REIT, REIT	1,595,900	2,162,071
Venture Corp. Ltd.	299,600	3,684,062
Wilmar International Ltd.	2,072,000	4,771,913

		40,568,769

South Africa — 0.4%
Anglo American plc	195,841	4,433,026
Mediclinic International plc	323,038	2,168,431

		6,601,457

South Korea — 9.8%
Celltrion Healthcare Co. Ltd. *	33,933	2,775,649
CJ CheilJedang Corp.	9,795	2,963,709
CJ Corp.	5,077	638,194
Daelim Industrial Co. Ltd.	21,503	1,508,773
E-MART, Inc.	14,534	2,841,356
GS Holdings Corp.	85,620	4,120,724
Hankook Tire Co. Ltd.	16,415	651,535
Hanwha Aerospace Co. Ltd. *	8,990	181,336
Hanwha Chemical Corp.	170,192	3,227,792
Hanwha Corp.	46,308	1,332,688
Hyosung Advanced Materials Corp. *	2,344	356,215
Hyosung Chemical Corp. *	1,668	251,247
Hyosung Corp.	7,217	287,877
Hyosung Heavy Industries Corp. *	4,878	230,676
Hyosung TNC Co. Ltd. *	2,262	449,913
Hyundai Department Store Co. Ltd.	28,408	2,503,258
Hyundai Engineering & Construction Co. Ltd.	20,395	1,071,940
Hyundai Mipo Dockyard Co. Ltd. *	10,697	896,994
Hyundai Steel Co.	103,729	4,999,210
Industrial Bank of Korea	292,942	4,104,045
Kakao Corp.	49,027	4,943,528
Kangwon Land, Inc.	102,858	2,388,793
KCC Corp.	4,029	1,221,468
Korea Electric Power Corp.	160,230	4,761,318
Korea Gas Corp. *	93,010	4,846,963
Korea Zinc Co. Ltd.	7,084	2,616,019
Korean Air Lines Co. Ltd.	74,882	1,960,998
KT&G Corp.	53,183	5,253,405
LG Corp.	75,526	5,091,189
LG Display Co. Ltd.	228,609	4,334,013
LG Uplus Corp.	339,543	4,674,561
Lotte Chemical Corp.	12,005	3,866,352
Mando Corp.	9,423	353,249
NAVER Corp.	4,330	2,778,100
NCSoft Corp.	12,539	4,328,538
POSCO	20,192	5,942,815
Samsung Biologics Co. Ltd. *(a)	7,757	2,588,301

Investments	Shares	Value($)
South Korea — continued
Samsung Electronics Co. Ltd.	158,089	6,562,316
Samsung SDS Co. Ltd.	12,492	2,343,009
Shinsegae, Inc.	14,067	4,174,535
SK Holdings Co. Ltd.	23,563	5,554,262
SK Hynix, Inc.	74,940	5,792,143
SK Innovation Co. Ltd.	32,999	5,860,837
SK Networks Co. Ltd.	366,231	1,541,809
SK Telecom Co. Ltd.	26,947	6,022,381
SKC Co. Ltd.	83,172	3,193,694
S-Oil Corp.	56,799	5,965,757
Woori Bank	360,239	5,444,990
Yuhan Corp.	13,120	2,618,618

		152,417,092

Spain — 1.9%
Acciona SA	16,684	1,432,665
Acerinox SA	185,303	2,678,330
Cellnex Telecom SA (a)	69,760	1,853,824
Corp. Financiera Alba SA	11,967	687,979
Enagas SA	171,333	4,789,887
Endesa SA	231,990	5,364,674
Ferrovial SA	42,805	883,538
Iberdrola SA	19,577	152,209
Iberdrola SA *	552	4,292
Naturgy Energy Group SA	211,100	5,718,449
Repsol SA	278,151	5,517,120

		29,082,967

Sweden — 3.4%
Boliden AB *	177,416	5,281,282
Hexagon AB, Class B	105,456	6,427,481
ICA Gruppen AB	91,278	3,026,306
Investor AB, Class B	123,012	5,358,389
Kinnevik AB, Class B	24,186	834,750
Securitas AB, Class B	309,975	5,577,062
Skanska AB, Class B	196,794	3,701,776
Svenska Cellulosa AB SCA, Class B	90,177	933,057
Swedish Match AB	105,112	5,746,188
Tele2 AB, Class B	501,368	6,727,530
Telia Co. AB	1,071,691	5,155,031
Trelleborg AB, Class B	171,888	3,579,146

		52,347,998

Switzerland — 2.6%
Baloise Holding AG (Registered)	36,085	5,627,086
Clariant AG (Registered) *	173,514	4,148,947
Coca-Cola HBC AG *	178,783	6,416,888
EMS-Chemie Holding AG (Registered)	604	387,388
Flughafen Zurich AG (Registered)	3,891	814,173
Kuehne + Nagel International AG (Registered)	8,156	1,301,697
Lonza Group AG (Registered) *	13,573	4,178,006
Novartis AG (Registered)	37,408	3,139,345
Sonova Holding AG (Registered)	30,789	5,676,301
Swisscom AG (Registered)	10,472	4,916,560
Vifor Pharma AG	20,868	3,947,251

		40,553,642

United Arab Emirates — 0.1%
NMC Health plc	37,484	1,864,462

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
United Kingdom — 16.8%
Admiral Group plc	135,116	3,512,300
Ashtead Group plc	136,695	4,196,457
AstraZeneca plc	85,856	6,608,875
Babcock International Group plc	513,946	4,817,566
Barratt Developments plc	725,277	5,079,778
Bellway plc	107,210	4,098,410
Berkeley Group Holdings plc	110,524	5,409,753
BP plc	630,715	4,740,103
British Land Co. plc (The), REIT	519,123	4,496,053
BT Group plc	1,135,108	3,472,395
Bunzl plc	36,038	1,070,838
Burberry Group plc	54,059	1,493,214
Centrica plc	3,216,499	6,279,951
ConvaTec Group plc (a)	643,337	1,847,173
Croda International plc	90,189	6,084,706
Diageo plc	169,877	6,232,362
Direct Line Insurance Group plc	984,515	4,441,981
DS Smith plc	787,835	5,205,202
easyJet plc	188,161	3,995,875
GlaxoSmithKline plc	307,931	6,395,804
Halma plc	278,272	5,133,355
Hammerson plc, REIT	736,533	5,037,210
HSBC Holdings plc	231,989	2,221,597
IMI plc	211,607	3,442,598
Inchcape plc	316,762	2,930,461
Informa plc	337,475	3,495,721
Inmarsat plc	945,071	7,061,443
InterContinental Hotels Group plc	75,092	4,634,771
International Consolidated Airlines Group SA	339,478	3,159,429
Intertek Group plc	32,886	2,536,906
Intu Properties plc, REIT	993,090	2,275,876
J Sainsbury plc	645,553	2,768,306
John Wood Group plc	332,729	2,838,766
Johnson Matthey plc	85,045	4,189,991
Land Securities Group plc, REIT	254,796	3,150,415
Legal & General Group plc	1,304,540	4,489,356
Meggitt plc	773,318	5,782,732
Merlin Entertainments plc	330,154	1,706,713
Micro Focus International plc	177,310	2,893,247
Mondi plc	224,647	6,176,781
National Grid plc	563,166	6,016,286
Pennon Group plc	495,840	4,892,871
Persimmon plc	165,707	5,389,553
RELX NV	263,483	5,730,412
RELX plc	283,987	6,187,329
Rentokil Initial plc	1,229,001	5,464,095
Royal Mail plc	790,374	4,862,819
Sage Group plc (The)	705,882	5,756,434
Schroders plc	30,951	1,263,764
Segro plc, REIT	716,906	6,248,830
Severn Trent plc	92,408	2,345,337
Smith & Nephew plc	342,920	5,937,340
Smiths Group plc	266,565	5,633,435
SSE plc	343,172	5,623,362
Tate & Lyle plc	568,664	4,651,106

Investments	Shares	Value($)
United Kingdom — continued
Taylor Wimpey plc	1,315,001	3,017,751
Travis Perkins plc	75,318	1,181,955
United Utilities Group plc	193,142	1,822,669
Vodafone Group plc	2,446,493	5,976,688
Whitbread plc	33,748	1,733,641
Wm Morrison Supermarkets plc	1,505,097	5,160,792

		260,300,939

United States — 0.8%
Carnival plc	97,020	5,631,768
Shire plc	114,460	6,518,975

		12,150,743

TOTAL COMMON STOCKS (Cost $1,431,929,569)		1,542,228,195

SHORT-TERM INVESTMENTS — 0.2%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (b)(c) (Cost $3,510,888)	3,510,888	3,510,888

Total Investments — 99.7% (Cost $1,435,440,457)		1,545,739,083
Other Assets Less Liabilities — 0.3%		4,866,556

Net Assets — 100.0%		1,550,605,639

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Oil, Gas & Consumable Fuels	7.2%
Chemicals	5.5
Electric Utilities	5.1
Diversified Telecommunication Services	5.0
Pharmaceuticals	3.9
Equity Real Estate Investment Trusts (REITs)	3.8
Food Products	3.6
Metals & Mining	3.5
Health Care Equipment & Supplies	2.8
Insurance	2.6
Software	2.6
Health Care Providers & Services	2.6
Industrial Conglomerates	2.5
Household Durables	2.4
Hotels, Restaurants & Leisure	2.4
Construction & Engineering	2.2
Beverages	2.2
Wireless Telecommunication Services	2.1
Food & Staples Retailing	2.0
Road & Rail	1.9
Airlines	1.9
IT Services	1.9
Banks	1.8
Media	1.8
Gas Utilities	1.7

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

INDUSTRY	PERCENTAGE
Electronic Equipment, Instruments & Components	1.6%
Auto Components	1.4
Semiconductors & Semiconductor Equipment	1.4
Professional Services	1.4
Commercial Services & Supplies	1.3
Multi-Utilities	1.2
Technology Hardware, Storage & Peripherals	1.2
Real Estate Management & Development	1.1
Specialty Retail	1.1
Trading Companies & Distributors	1.1
Others (each less than 1.0%)	12.2

Abbreviations

OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$1,091,968	$123,303,143	$—	$124,395,111
Austria	—	8,977,372	—	8,977,372
Belgium	—	16,903,768	—	16,903,768
Chile	—	5,844,651	—	5,844,651
China	1,372,798	10,142,249	—	11,515,047
Denmark	—	16,862,565	—	16,862,565
Finland	—	25,771,115	—	25,771,115
France	—	87,181,360	—	87,181,360
Germany	—	65,988,219	—	65,988,219
Hong Kong	—	89,083,982	—	89,083,982
Italy	3,978,543	17,320,714	—	21,299,257
Japan	—	376,816,426	—	376,816,426
Jordan	—	6,121,176	—	6,121,176
Luxembourg	—	3,315,277	—	3,315,277
Macau	—	3,066,571	—	3,066,571
Netherlands	—	36,488,931	—	36,488,931
New Zealand	—	11,135,116	—	11,135,116

JPMorgan Diversified Return International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Norway	—	21,709,720	—	21,709,720
Portugal	—	11,585,486	—	11,585,486
Russia	—	2,278,976	—	2,278,976
Singapore	—	40,568,769	—	40,568,769
South Africa	—	6,601,457	—	6,601,457
South Korea	6,541,456	145,875,636	—	152,417,092
Spain	4,292	29,078,675	—	29,082,967
Sweden	—	52,347,998	—	52,347,998
Switzerland	—	40,553,642	—	40,553,642
United Arab Emirates	—	1,864,462	—	1,864,462
United Kingdom	8,555,827	251,745,112	—	260,300,939
United States	—	12,150,743	—	12,150,743

Total Common Stocks	21,544,884	1,520,683,311	—	1,542,228,195

Short-Term Investments
Investment Companies	3,510,888	—	—	3,510,888

Total Investments in Securities	25,055,772	1,520,683,311	—	1,545,739,083

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of $34,250,532 are due to the application of the fair value factors to certain securities during the period ended July 31, 2018.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.2%
Boeing Co. (The)	4,682	1,668,197
Curtiss-Wright Corp.	7,173	954,224
General Dynamics Corp.	5,022	1,003,195
Harris Corp.	14,555	2,400,847
L3 Technologies, Inc.	4,091	877,274
Lockheed Martin Corp.	3,130	1,020,693
Northrop Grumman Corp.	2,679	805,013
Raytheon Co.	7,848	1,554,139
Rockwell Collins, Inc.	5,413	752,353
Textron, Inc.	9,976	681,061
United Technologies Corp.	6,466	877,695

		12,594,691

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	9,411	867,977
FedEx Corp.	3,521	865,708
United Parcel Service, Inc., Class B	7,407	888,025

		2,621,710

Airlines — 0.3%
Alaska Air Group, Inc.	2,468	155,064
American Airlines Group, Inc.	2,817	111,384
Delta Air Lines, Inc.	12,466	678,400
JetBlue Airways Corp. *	6,307	113,526
Southwest Airlines Co.	4,243	246,773
United Continental Holdings, Inc. *	2,354	189,262

		1,494,409

Auto Components — 0.9%
Aptiv plc	15,966	1,565,786
Delphi Technologies plc	49	2,213
Gentex Corp.	81,146	1,882,587
Lear Corp.	7,934	1,429,152

		4,879,738

Automobiles — 0.6%
Ford Motor Co.	151,123	1,517,275
General Motors Co.	24,163	916,019
Harley-Davidson, Inc.	24,603	1,055,223

		3,488,517

Banks — 2.5%
Bank of America Corp.	18,588	573,997
Bank of Hawaii Corp.	6,304	507,409
BB&T Corp.	31,305	1,590,607
Citigroup, Inc.	8,859	636,874
Citizens Financial Group, Inc.	9,937	395,294
Comerica, Inc.	5,658	548,487
Cullen/Frost Bankers, Inc.	2,735	302,190
Fifth Third Bancorp	53,723	1,589,664
Huntington Bancshares, Inc.	46,025	710,626
KeyCorp	21,652	451,877
M&T Bank Corp.	3,023	524,037
People’s United Financial, Inc.	36,894	672,578
PNC Financial Services Group, Inc. (The)	5,052	731,681
Popular, Inc. (Puerto Rico)	1,150	57,075
Regions Financial Corp.	24,486	455,684
SunTrust Banks, Inc.	10,486	755,726
SVB Financial Group *	1,247	383,926

Investments	Shares	Value($)
Banks — continued
Synovus Financial Corp.	2,970	146,777
TCF Financial Corp.	34,067	855,422
Umpqua Holdings Corp.	28,634	609,904
US Bancorp	12,661	671,160
Wells Fargo & Co.	11,754	673,387
Zions Bancorp	8,470	437,899

		14,282,281

Beverages — 2.0%
Brown-Forman Corp., Class B	38,722	2,060,785
Coca-Cola Co. (The)	51,048	2,380,368
Constellation Brands, Inc., Class A	9,820	2,064,459
Keurig Dr Pepper, Inc.	18,269	438,639
Molson Coors Brewing Co., Class B	19,688	1,319,096
Monster Beverage Corp. *	6,129	367,862
PepsiCo, Inc.	21,889	2,517,235

		11,148,444

Biotechnology — 1.3%
AbbVie, Inc.	12,185	1,123,822
Amgen, Inc.	9,673	1,901,228
Biogen, Inc. *	3,572	1,194,370
Gilead Sciences, Inc.	20,423	1,589,522
United Therapeutics Corp. *	7,905	971,604
Vertex Pharmaceuticals, Inc. *	4,032	705,802

		7,486,348

Building Products — 0.1%
Fortune Brands Home & Security, Inc.	10,725	622,050

Capital Markets — 2.9%
Ameriprise Financial, Inc.	3,308	481,876
Bank of New York Mellon Corp. (The)	12,542	670,621
BlackRock, Inc.	1,115	560,577
CBOE Global Markets, Inc.	5,997	582,489
Charles Schwab Corp. (The)	10,570	539,704
CME Group, Inc.	10,092	1,605,839
E*TRADE Financial Corp. *	8,574	512,811
Eaton Vance Corp.	4,504	239,298
FactSet Research Systems, Inc.	8,857	1,783,446
Franklin Resources, Inc.	8,019	275,212
Goldman Sachs Group, Inc. (The)	2,164	513,799
Intercontinental Exchange, Inc.	10,319	762,677
Invesco Ltd.	13,226	356,970
Moody’s Corp.	2,444	418,217
Morgan Stanley	9,141	462,169
Nasdaq, Inc.	4,301	393,111
Northern Trust Corp.	5,650	617,093
Raymond James Financial, Inc.	5,630	515,652
S&P Global, Inc.	4,221	846,057
SEI Investments Co.	20,147	1,207,611
State Street Corp.	5,500	485,705
T. Rowe Price Group, Inc.	13,533	1,611,510
TD Ameritrade Holding Corp.	12,649	722,890

		16,165,334

Chemicals — 6.0%
Air Products & Chemicals, Inc.	13,572	2,228,115
Albemarle Corp.	8,228	775,078
Ashland Global Holdings, Inc.	25,262	2,074,263
Cabot Corp.	20,124	1,330,196
Celanese Corp., Series A	19,395	2,290,743
CF Industries Holdings, Inc.	39,924	1,773,424

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Chemicals — continued
Chemours Co. (The)	33,526	1,535,826
DowDuPont, Inc.	22,057	1,516,860
Eastman Chemical Co.	17,434	1,806,511
Ecolab, Inc.	15,362	2,161,433
FMC Corp.	9,253	831,660
Huntsman Corp.	51,373	1,722,537
International Flavors & Fragrances, Inc.	15,366	2,039,990
LyondellBasell Industries NV, Class A	14,657	1,623,849
Mosaic Co. (The)	21,832	657,362
Olin Corp.	39,640	1,169,776
PPG Industries, Inc.	16,280	1,801,545
Praxair, Inc.	11,164	1,869,970
RPM International, Inc.	380	24,461
Scotts Miracle-Gro Co. (The)	12,232	971,588
Sherwin-Williams Co. (The)	2,577	1,135,761
Westlake Chemical Corp.	14,191	1,521,559
WR Grace & Co.	17,083	1,261,750

		34,124,257

Commercial Services & Supplies — 1.1%
Cintas Corp.	11,945	2,442,514
Republic Services, Inc.	24,650	1,786,632
Waste Management, Inc.	19,869	1,788,210

		6,017,356

Communications Equipment — 1.0%
Arista Networks, Inc. *	2,223	568,488
Cisco Systems, Inc.	36,086	1,526,077
F5 Networks, Inc. *	6,837	1,171,725
Juniper Networks, Inc.	35,878	945,026
Motorola Solutions, Inc.	11,667	1,415,207

		5,626,523

Construction & Engineering — 0.0%(a)
Fluor Corp.	2,339	119,874

Consumer Finance — 0.6%
American Express Co.	6,205	617,521
Capital One Financial Corp.	6,796	640,999
Discover Financial Services	10,582	755,661
Santander Consumer USA Holdings, Inc.	38,011	731,332
SLM Corp. *	49,960	564,048
Synchrony Financial	11,769	340,595

		3,650,156

Containers & Packaging — 0.6%
Avery Dennison Corp.	14,216	1,630,291
Ball Corp.	1,145	44,620
Bemis Co., Inc.	9,454	434,033
Crown Holdings, Inc. *	3,647	165,100
International Paper Co.	15,027	807,401
Sealed Air Corp.	13,369	589,172

		3,670,617

Distributors — 0.4%
Genuine Parts Co.	24,121	2,347,215

Diversified Consumer Services — 0.0%(a)
Graham Holdings Co., Class B	70	39,130
H&R Block, Inc.	5,166	129,977

		169,107

Investments	Shares	Value($)
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B *	3,692	730,536

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	67,991	2,173,672
CenturyLink, Inc.	90,161	1,692,322
Verizon Communications, Inc.	46,071	2,379,106
Zayo Group Holdings, Inc. *	47,195	1,750,463

		7,995,563

Electric Utilities — 5.3%
Alliant Energy Corp.	52,870	2,271,824
American Electric Power Co., Inc.	32,239	2,293,483
Avangrid, Inc.	9,286	464,857
Duke Energy Corp.	28,400	2,318,008
Edison International	35,235	2,347,708
Entergy Corp.	27,068	2,200,087
Evergy, Inc.	15,981	896,374
Eversource Energy	38,370	2,329,826
Exelon Corp.	52,933	2,249,653
FirstEnergy Corp.	6,691	237,062
NextEra Energy, Inc.	13,221	2,215,046
PG&E Corp.	39,523	1,702,651
Pinnacle West Capital Corp.	27,507	2,212,388
PPL Corp.	80,168	2,306,433
Southern Co. (The)	29,519	1,434,623
Xcel Energy, Inc.	48,118	2,254,810

		29,734,833

Electrical Equipment — 0.7%
AMETEK, Inc.	10,442	812,388
Eaton Corp. plc	11,084	921,856
Emerson Electric Co.	8,300	599,924
Hubbell, Inc.	5,076	625,617
Rockwell Automation, Inc.	5,396	1,012,074

		3,971,859

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	12,716	1,189,073
FLIR Systems, Inc.	20,997	1,230,424

		2,419,497

Energy Equipment & Services — 0.7%
Apergy Corp. *	4,613	189,133
Baker Hughes a GE Co.	19,710	681,572
Helmerich & Payne, Inc.	7,514	460,984
Nabors Industries Ltd.	22,640	135,387
National Oilwell Varco, Inc.	14,362	698,281
Patterson-UTI Energy, Inc.	14,310	246,132
Schlumberger Ltd.	19,058	1,286,796

		3,698,285

Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.	5,278	672,628
American Tower Corp.	5,267	780,780
AvalonBay Communities, Inc.	4,569	808,028
Boston Properties, Inc.	635	79,712
Camden Property Trust	1,111	102,867
Corporate Office Properties Trust	4,027	119,763
Crown Castle International Corp.	5,577	618,099
Digital Realty Trust, Inc.	4,324	525,020
Duke Realty Corp.	2,830	82,410
Equity Residential	11,571	757,091
Essex Property Trust, Inc.	621	149,319

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Federal Realty Investment Trust	769	96,510
GGP, Inc.	13,158	280,529
Host Hotels & Resorts, Inc.	23,179	485,368
Iron Mountain, Inc.	4,881	171,372
JBG SMITH Properties	1,074	39,201
Liberty Property Trust	877	37,588
Park Hotels & Resorts, Inc.	45,013	1,408,007
Prologis, Inc.	9,011	591,302
Rayonier, Inc.	29,144	1,020,331
Senior Housing Properties Trust	7,391	131,855
Simon Property Group, Inc.	3,469	611,272
STORE Capital Corp.	27,799	763,083
Taubman Centers, Inc.	1,107	68,689
Vornado Realty Trust	2,147	154,412
Weingarten Realty Investors	7,049	213,021
Weyerhaeuser Co.	12,223	417,782

		11,186,039

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	7,078	1,548,029
Kroger Co. (The)	19,497	565,413
Sysco Corp.	26,269	1,765,540
Walgreens Boots Alliance, Inc.	18,850	1,274,637
Walmart, Inc.	18,840	1,681,093

		6,834,712

Food Products — 2.7%
Archer-Daniels-Midland Co.	41,513	2,003,417
Conagra Brands, Inc.	53,113	1,949,778
General Mills, Inc.	32,207	1,483,454
Hershey Co. (The)	21,567	2,118,095
Hormel Foods Corp.	58,417	2,101,260
JM Smucker Co. (The)	3,581	397,921
Kellogg Co.	25,709	1,826,110
Lamb Weston Holdings, Inc.	3,270	229,783
McCormick & Co., Inc. (Non-Voting)	21,683	2,548,620
Tyson Foods, Inc., Class A	13,923	802,661

		15,461,099

Gas Utilities — 0.1%
Atmos Energy Corp.	9,181	843,458

Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	35,643	2,336,042
Align Technology, Inc. *	4,642	1,655,569
Baxter International, Inc.	30,620	2,218,419
Becton Dickinson and Co.	8,857	2,217,527
Cooper Cos., Inc. (The)	2,076	540,798
Danaher Corp.	11,066	1,135,150
Edwards Lifesciences Corp. *	7,816	1,113,389
Hill-Rom Holdings, Inc.	21,530	2,028,126
IDEXX Laboratories, Inc. *	7,189	1,760,802
Intuitive Surgical, Inc. *	3,446	1,751,223
Medtronic plc	23,216	2,094,780
Stryker Corp.	12,594	2,055,970
Teleflex, Inc.	138	37,634
Varian Medical Systems, Inc. *	18,579	2,144,946
Zimmer Biomet Holdings, Inc.	13,517	1,696,654

		24,787,029

Health Care Providers & Services — 4.3%
Aetna, Inc.	9,013	1,697,959
AmerisourceBergen Corp.	11,514	942,191

Investments	Shares	Value($)
Health Care Providers & Services — continued
Anthem, Inc.	7,390	1,869,670
Cardinal Health, Inc.	12,832	640,958
Centene Corp. *	11,370	1,481,852
Cigna Corp.	10,181	1,826,675
CVS Health Corp.	13,291	862,054
DaVita, Inc. *	6,675	469,119
Express Scripts Holding Co. *	17,103	1,359,004
HCA Healthcare, Inc.	13,929	1,730,400
Henry Schein, Inc. *	2,934	232,989
Humana, Inc.	6,025	1,892,935
Laboratory Corp. of America Holdings *	12,128	2,126,524
McKesson Corp.	5,254	659,902
Quest Diagnostics, Inc.	20,558	2,214,508
UnitedHealth Group, Inc.	8,797	2,227,576
Universal Health Services, Inc., Class B	19,046	2,325,517

		24,559,833

Hotels, Restaurants & Leisure — 3.2%
Carnival Corp.	27,216	1,612,276
Darden Restaurants, Inc.	9,881	1,056,674
Dunkin’ Brands Group, Inc.	13,471	937,986
Hilton Grand Vacations, Inc. *	2,444	84,538
Hilton Worldwide Holdings, Inc.	18,114	1,424,847
International Game Technology plc	25,017	632,430
Las Vegas Sands Corp.	20,384	1,465,610
Marriott International, Inc., Class A	11,400	1,457,376
McDonald’s Corp.	12,035	1,895,994
MGM Resorts International	21,054	660,464
Norwegian Cruise Line Holdings Ltd. *	6,435	321,943
Royal Caribbean Cruises Ltd.	7,097	800,258
Starbucks Corp.	34,609	1,813,165
Wyndham Destinations, Inc.	23,128	1,066,663
Wynn Resorts Ltd.	3,771	628,927
Yum China Holdings, Inc. (China)	11,433	412,503
Yum! Brands, Inc.	22,936	1,818,595

		18,090,249

Household Durables — 1.7%
DR Horton, Inc.	28,975	1,266,207
Garmin Ltd.	23,469	1,465,639
Leggett & Platt, Inc.	39,322	1,713,260
Lennar Corp., Class A	26,926	1,407,422
NVR, Inc. *	733	2,022,662
PulteGroup, Inc.	58,002	1,652,477
Whirlpool Corp.	1,285	168,464

		9,696,131

Household Products — 1.8%
Church & Dwight Co., Inc.	46,644	2,607,400
Clorox Co. (The)	18,125	2,449,956
Energizer Holdings, Inc.	5,939	378,195
Kimberly-Clark Corp.	21,723	2,473,381
Procter & Gamble Co. (The)	28,803	2,329,587

		10,238,519

Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	121,044	1,617,148
NRG Energy, Inc.	47,985	1,519,685
Vistra Energy Corp. *	66,959	1,513,273

		4,650,106

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Industrial Conglomerates — 0.6%
3M Co.	3,757	797,686
Honeywell International, Inc.	7,860	1,254,849
Roper Technologies, Inc.	4,040	1,219,676

		3,272,211

Insurance — 3.0%
Aflac, Inc.	36,470	1,697,314
Allstate Corp. (The)	7,254	690,000
American Financial Group, Inc.	3,814	429,800
Aon plc	7,865	1,129,021
Assurant, Inc.	7,779	858,024
Brighthouse Financial, Inc. *	701	30,444
Chubb Ltd.	5,984	836,084
Cincinnati Financial Corp.	12,465	942,728
Everest Re Group Ltd.	2,542	555,046
Fidelity National Financial, Inc.	13,438	544,239
Hanover Insurance Group, Inc. (The)	4,152	520,744
Hartford Financial Services Group, Inc. (The)	12,637	665,970
Lincoln National Corp.	4,831	328,991
Marsh & McLennan Cos., Inc.	11,511	959,557
Mercury General Corp.	470	24,172
MetLife, Inc.	7,741	354,073
Principal Financial Group, Inc.	9,708	563,841
Progressive Corp. (The)	26,468	1,588,345
Prudential Financial, Inc.	4,189	422,712
Reinsurance Group of America, Inc.	2,942	416,293
Torchmark Corp.	14,737	1,297,887
Travelers Cos., Inc. (The)	5,619	731,257
Willis Towers Watson plc	2,227	355,028
WR Berkley Corp.	10,796	818,445
XL Group Ltd. (Bermuda)	4,119	231,611

		16,991,626

Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc. *	776	1,379,293
Booking Holdings, Inc. *	503	1,020,446
Netflix, Inc. *	2,430	820,004

		3,219,743

Internet Software & Services — 1.5%
Alphabet, Inc., Class A *	1,152	1,413,757
eBay, Inc. *	35,218	1,178,042
Facebook, Inc., Class A *	8,050	1,389,269
IAC/InterActiveCorp *	14,116	2,078,581
VeriSign, Inc. *	16,789	2,438,267

		8,497,916

IT Services — 3.4%
Accenture plc, Class A	10,566	1,683,481
Automatic Data Processing, Inc.	6,057	817,634
Broadridge Financial Solutions, Inc.	14,228	1,607,479
Cognizant Technology Solutions Corp., Class A	19,418	1,582,567
DXC Technology Co.	11,553	979,001
Fidelity National Information Services, Inc.	13,430	1,385,036
Fiserv, Inc. *	13,369	1,009,092
Global Payments, Inc.	4,635	521,762
International Business Machines Corp.	8,226	1,192,194
Leidos Holdings, Inc.	19,340	1,323,243
Mastercard, Inc., Class A	5,263	1,042,074

Investments	Shares	Value($)
IT Services — continued
Paychex, Inc.	14,735	1,017,010
PayPal Holdings, Inc. *	7,781	639,131
Perspecta, Inc.	5,777	125,361
Teradata Corp. *	5,157	197,462
Total System Services, Inc.	19,282	1,765,074
Visa, Inc., Class A	6,707	917,115
Western Union Co. (The)	31,256	630,121
Worldpay, Inc. *	11,156	916,912

		19,351,749

Leisure Products — 0.6%
Hasbro, Inc.	25,244	2,514,555
Polaris Industries, Inc.	6,222	655,923

		3,170,478

Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	14,209	938,362
Illumina, Inc. *	3,909	1,267,923
IQVIA Holdings, Inc. *	16,686	2,034,691
Mettler-Toledo International, Inc. *	1,590	942,091
Thermo Fisher Scientific, Inc.	8,406	1,971,459
Waters Corp. *	11,370	2,242,960

		9,397,486

Machinery — 2.0%
AGCO Corp.	280	17,646
Caterpillar, Inc.	4,983	716,555
Crane Co.	1,659	150,256
Cummins, Inc.	4,109	586,806
Deere & Co.	5,676	821,828
Dover Corp.	9,227	765,656
Fortive Corp.	9,531	782,305
IDEX Corp.	5,116	785,715
Illinois Tool Works, Inc.	5,599	802,505
Ingersoll-Rand plc	8,884	875,163
ITT, Inc.	24,791	1,404,906
PACCAR, Inc.	8,284	544,424
Parker-Hannifin Corp.	4,213	712,208
Stanley Black & Decker, Inc.	12,300	1,838,481
Terex Corp.	4,021	177,407
Trinity Industries, Inc.	9,044	344,576

		11,326,437

Media — 2.0%
Cable One, Inc.	70	50,670
CBS Corp. (Non-Voting), Class B	11,456	603,388
Charter Communications, Inc., Class A *	3,083	939,020
Comcast Corp., Class A	35,919	1,285,182
DISH Network Corp., Class A *	3,086	97,394
Interpublic Group of Cos., Inc. (The)	44,186	996,394
John Wiley & Sons, Inc., Class A	5,766	364,123
Liberty Media Corp.-Liberty SiriusXM, Class A *	7,529	354,917
Omnicom Group, Inc.	18,710	1,287,809
Sirius XM Holdings, Inc.	181,942	1,277,233
Twenty-First Century Fox, Inc., Class A	33,414	1,503,630
Viacom, Inc., Class B	24,891	723,084
Walt Disney Co. (The)	17,429	1,979,237

		11,462,081

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Metals & Mining — 2.2%
Alcoa Corp. *	34,168	1,478,449
Freeport-McMoRan, Inc.	97,218	1,604,097
Newmont Mining Corp.	42,200	1,547,896
Nucor Corp.	13,382	895,657
Reliance Steel & Aluminum Co.	13,792	1,244,038
Royal Gold, Inc.	10,170	860,484
Southern Copper Corp. (Peru)	28,591	1,411,252
Steel Dynamics, Inc.	33,229	1,564,754
United States Steel Corp.	44,545	1,622,774

		12,229,401

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management, Inc.	61,947	664,072
Chimera Investment Corp.	42,597	813,603

		1,477,675

Multiline Retail — 1.4%
Dollar General Corp.	15,131	1,485,108
Dollar Tree, Inc. *	7,406	676,020
Kohl’s Corp.	24,607	1,817,719
Macy’s, Inc.	47,050	1,869,296
Nordstrom, Inc.	9,494	497,580
Target Corp.	22,547	1,819,092

		8,164,815

Multi-Utilities — 4.4%
Ameren Corp.	37,000	2,296,220
CenterPoint Energy, Inc.	83,809	2,386,880
CMS Energy Corp.	47,474	2,294,893
Consolidated Edison, Inc.	28,546	2,253,136
Dominion Energy, Inc.	34,132	2,447,606
DTE Energy Co.	21,382	2,320,802
NiSource, Inc.	86,555	2,266,010
Public Service Enterprise Group, Inc.	41,345	2,131,748
SCANA Corp.	38,192	1,527,298
Sempra Energy	20,562	2,376,762
WEC Energy Group, Inc.	34,683	2,301,911

		24,603,266

Oil, Gas & Consumable Fuels — 4.4%
Andeavor	7,711	1,157,113
Apache Corp.	10,736	493,856
Chesapeake Energy Corp. *	27,298	128,847
Chevron Corp.	13,670	1,726,111
CNX Resources Corp. *	12,945	210,745
ConocoPhillips	22,624	1,632,774
Devon Energy Corp.	13,512	608,175
Diamondback Energy, Inc.	3,754	495,340
Exxon Mobil Corp.	24,712	2,014,275
Hess Corp.	11,684	766,821
HollyFrontier Corp.	21,282	1,587,212
Kinder Morgan, Inc.	45,067	801,291
Marathon Oil Corp.	43,529	919,332
Marathon Petroleum Corp.	20,794	1,680,779
Murphy Oil Corp.	14,401	478,977
Occidental Petroleum Corp.	19,529	1,639,069
ONEOK, Inc.	25,227	1,776,990
PBF Energy, Inc., Class A	34,810	1,625,627
Phillips 66	14,741	1,818,155
QEP Resources, Inc. *	15,714	163,268
Targa Resources Corp.	14,997	765,897
Valero Energy Corp.	15,728	1,861,409
Williams Cos., Inc. (The)	25,400	755,650

		25,107,713

Investments	Shares	Value($)
Paper & Forest Products — 0.2%
Domtar Corp.	18,252	880,111

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	14,235	1,920,871
Herbalife Nutrition Ltd. *	6,715	346,696
Nu Skin Enterprises, Inc., Class A	15,365	1,119,340

		3,386,907

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	30,601	1,797,809
Eli Lilly & Co.	25,780	2,547,322
Johnson & Johnson	17,923	2,375,156
Pfizer, Inc.	61,135	2,441,120
Zoetis, Inc.	22,259	1,924,958

		11,086,365

Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	782	98,446
Equifax, Inc.	4,869	611,059
Nielsen Holdings plc	3,057	72,023
Robert Half International, Inc.	25,792	1,954,002
Verisk Analytics, Inc. *	1,879	207,855

		2,943,385

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	6,000	298,800
Jones Lang LaSalle, Inc.	415	70,969

		369,769

Road & Rail — 0.8%
CSX Corp.	8,709	615,552
JB Hunt Transport Services, Inc.	7,839	939,896
Kansas City Southern	3,263	379,389
Norfolk Southern Corp.	5,604	947,076
Ryder System, Inc.	4,705	368,402
Union Pacific Corp.	7,500	1,124,175

		4,374,490

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	14,468	1,390,954
Applied Materials, Inc.	16,866	820,194
Broadcom, Inc.	4,116	912,805
Cypress Semiconductor Corp.	18,067	321,773
First Solar, Inc. *	7,562	395,871
Intel Corp.	22,971	1,104,905
KLA-Tencor Corp.	9,722	1,141,557
Lam Research Corp.	4,012	764,848
Marvell Technology Group Ltd.	30,088	641,175
Maxim Integrated Products, Inc.	20,113	1,229,709
Microchip Technology, Inc.	12,194	1,139,285
Micron Technology, Inc. *	18,804	992,663
NVIDIA Corp.	3,774	924,102
NXP Semiconductors NV (Netherlands) *	17,438	1,662,539
ON Semiconductor Corp. *	36,753	810,404
Skyworks Solutions, Inc.	7,457	705,283
Teradyne, Inc.	17,897	774,045
Texas Instruments, Inc.	11,282	1,255,912
Versum Materials, Inc.	11,918	459,439
Xilinx, Inc.	14,713	1,060,366

		18,507,829

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Software — 3.1%
Activision Blizzard, Inc.	17,379	1,275,966
Adobe Systems, Inc. *	5,865	1,435,048
CA, Inc.	30,944	1,368,034
Cadence Design Systems, Inc. *	25,655	1,131,129
Citrix Systems, Inc. *	17,813	1,958,896
Dell Technologies, Inc., Class V *	8,196	758,294
Electronic Arts, Inc. *	10,574	1,361,402
Intuit, Inc.	8,598	1,756,056
Microsoft Corp.	19,647	2,084,154
Oracle Corp.	22,512	1,073,372
Red Hat, Inc. *	9,045	1,277,425
Take-Two Interactive Software, Inc. *	8,277	935,467
VMware, Inc., Class A *	7,321	1,058,543

		17,473,786

Specialty Retail — 2.7%
AutoNation, Inc. *	12,292	596,531
Best Buy Co., Inc.	9,846	738,745
Burlington Stores, Inc. *	1,733	264,820
CarMax, Inc. *	12,380	924,538
Dick’s Sporting Goods, Inc.	10,235	349,423
Foot Locker, Inc.	13,395	653,810
Gap, Inc. (The)	13,973	421,565
Home Depot, Inc. (The)	11,776	2,325,996
Lowe’s Cos., Inc.	16,109	1,600,268
Ross Stores, Inc.	12,118	1,059,477
Tiffany & Co.	16,195	2,227,784
TJX Cos., Inc. (The)	16,909	1,644,569
Tractor Supply Co.	22,103	1,724,918
Urban Outfitters, Inc. *	5,383	239,005
Williams-Sonoma, Inc.	10,799	631,634

		15,403,083

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	6,989	1,329,937
Hewlett Packard Enterprise Co.	50,403	778,222
HP, Inc.	61,070	1,409,495
NetApp, Inc.	12,000	930,240
Western Digital Corp.	7,164	502,555

		4,950,449

Textiles, Apparel & Luxury Goods — 1.3%
Hanesbrands, Inc.	37,566	836,219
Michael Kors Holdings Ltd. *	12,456	831,189
NIKE, Inc., Class B	22,435	1,725,476
PVH Corp.	7,688	1,180,262
Tapestry, Inc.	23,354	1,100,440
VF Corp.	16,965	1,561,968

		7,235,554

Tobacco — 0.6%
Altria Group, Inc.	28,062	1,646,678
Philip Morris International, Inc.	18,125	1,564,188

		3,210,866

Trading Companies & Distributors — 0.6%
Fastenal Co.	12,989	739,464
United Rentals, Inc. *	4,284	637,459
WW Grainger, Inc.	5,316	1,842,313

		3,219,236

Water Utilities — 0.4%
American Water Works Co., Inc.	26,342	2,324,681

Investments	Shares	Value($)
Wireless Telecommunication Services — 0.6%
Telephone & Data Systems, Inc.	23,188	585,497
T-Mobile US, Inc. *	39,320	2,359,200
United States Cellular Corp. *	5,643	193,893

		3,138,590

TOTAL COMMON STOCKS (Cost $503,680,932)		562,184,073

SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (b)(c) (Cost $1,562,204)	1,562,204	1,562,204

Total Investments — 99.9% (Cost $505,243,136)		563,746,277
Other Assets Less Liabilities — 0.1%		367,995

Net Assets — 100.0%		564,114,272

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.05% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Diversified Return U.S. Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$563,746,277	$—	$—	$563,746,277

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.4%
BWX Technologies, Inc.	2,846	187,153
Harris Corp.	2,250	371,137
Hexcel Corp.	3,293	227,250
Huntington Ingalls Industries, Inc.	554	129,110
L3 Technologies, Inc.	814	174,554
Rockwell Collins, Inc.	1,219	169,429
Spirit AeroSystems Holdings, Inc., Class A	1,536	143,232
Textron, Inc.	2,475	168,968

		1,570,833

Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	2,148	198,110
Expeditors International of Washington, Inc.	2,399	182,732

		380,842

Airlines — 0.3%
Alaska Air Group, Inc.	569	35,750
American Airlines Group, Inc.	849	33,569
Copa Holdings SA, Class A (Panama)	2,250	219,015
JetBlue Airways Corp. *	1,882	33,876
United Continental Holdings, Inc. *	574	46,150

		368,360

Auto Components — 1.3%
Adient plc	2,128	101,357
Aptiv plc	2,563	251,353
BorgWarner, Inc.	3,709	170,688
Gentex Corp.	16,418	380,898
Goodyear Tire & Rubber Co. (The)	6,038	146,180
Lear Corp.	1,698	305,861
Visteon Corp. *	1,330	155,716

		1,512,053

Automobiles — 0.3%
Harley-Davidson, Inc.	5,084	218,053
Thor Industries, Inc.	1,780	168,833

		386,886

Banks — 2.6%
Associated Banc-Corp.	1,637	44,199
Bank of Hawaii Corp.	1,121	90,229
Bank OZK	1,680	68,712
BankUnited, Inc.	1,898	73,756
CIT Group, Inc.	2,305	122,004
Citizens Financial Group, Inc.	2,186	86,959
Comerica, Inc.	1,212	117,491
Commerce Bancshares, Inc.	2,704	180,627
Cullen/Frost Bankers, Inc.	974	107,617
East West Bancorp, Inc.	1,624	105,138
Fifth Third Bancorp	4,058	120,076
First Horizon National Corp.	4,178	74,745
First Republic Bank	645	63,765
FNB Corp.	5,091	65,318
Huntington Bancshares, Inc.	10,274	158,631
KeyCorp	4,745	99,028
M&T Bank Corp.	692	119,958
PacWest Bancorp	1,419	71,262

Investments	Shares	Value($)
Banks — continued
People’s United Financial, Inc.	7,193	131,128
Popular, Inc. (Puerto Rico)	1,618	80,301
Prosperity Bancshares, Inc.	916	64,257
Regions Financial Corp.	6,188	115,159
SunTrust Banks, Inc.	2,388	172,103
SVB Financial Group *	358	110,221
Synovus Financial Corp.	3,055	150,978
TCF Financial Corp.	2,835	71,187
Webster Financial Corp.	1,550	100,022
Western Alliance Bancorp *	1,789	101,472
Zions Bancorp	1,797	92,905

		2,959,248

Beverages — 0.6%
Brown-Forman Corp., Class B	7,825	416,446
Molson Coors Brewing Co., Class B	4,200	281,400

		697,846

Biotechnology — 0.5%
Exelixis, Inc. *	4,333	89,693
Ionis Pharmaceuticals, Inc. *	2,996	130,866
United Therapeutics Corp. *	3,098	380,775

		601,334

Building Products — 0.6%
AO Smith Corp.	3,146	187,281
Armstrong World Industries, Inc. *	766	52,012
Fortune Brands Home & Security, Inc.	2,286	132,588
Lennox International, Inc.	804	174,532
Owens Corning	2,101	130,724
USG Corp. *	959	41,448

		718,585

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	587	93,926
Ameriprise Financial, Inc.	923	134,453
CBOE Global Markets, Inc.	1,006	97,713
E*TRADE Financial Corp. *	2,437	145,757
Eaton Vance Corp.	2,016	107,110
FactSet Research Systems, Inc.	1,603	322,780
Interactive Brokers Group, Inc., Class A	1,196	71,593
Invesco Ltd.	1,855	50,066
Jefferies Financial Services, Inc.	6,799	164,876
Lazard Ltd., Class A	1,501	81,504
Legg Mason, Inc.	2,674	91,264
LPL Financial Holdings, Inc.	1,670	110,704
MarketAxess Holdings, Inc.	601	116,456
Moody’s Corp.	1,046	178,992
Morningstar, Inc.	529	69,828
MSCI, Inc.	1,050	174,499
Nasdaq, Inc.	1,744	159,402
Northern Trust Corp.	1,582	172,786
Raymond James Financial, Inc.	1,486	136,103
SEI Investments Co.	2,828	169,510
T. Rowe Price Group, Inc.	1,127	134,203

		2,783,525

Chemicals — 4.9%
Albemarle Corp.	1,680	158,256
Ashland Global Holdings, Inc.	4,250	348,967
Cabot Corp.	5,476	361,964
Celanese Corp., Series A	2,951	348,543

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Chemicals — continued
CF Industries Holdings, Inc.	8,060	358,025
Chemours Co. (The)	6,764	309,859
Eastman Chemical Co.	3,205	332,102
FMC Corp.	3,814	342,802
Huntsman Corp.	10,344	346,834
International Flavors & Fragrances, Inc.	1,872	248,527
Mosaic Co. (The)	12,054	362,946
NewMarket Corp.	328	134,296
Olin Corp.	10,221	301,622
RPM International, Inc.	6,681	430,056
Scotts Miracle-Gro Co. (The)	3,872	307,553
Valvoline, Inc.	9,679	218,649
Westlake Chemical Corp.	2,845	305,041
WR Grace & Co.	4,613	340,716

		5,556,758

Commercial Services & Supplies — 1.2%
Cintas Corp.	1,019	208,365
Copart, Inc. *	8,048	461,875
KAR Auction Services, Inc.	6,867	408,243
Republic Services, Inc.	3,745	271,438

		1,349,921

Communications Equipment — 1.1%
Arista Networks, Inc. *	646	165,202
F5 Networks, Inc. *	1,878	321,852
Juniper Networks, Inc.	10,753	283,234
Motorola Solutions, Inc.	3,585	434,860

		1,205,148

Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc.	555	37,535
Quanta Services, Inc. *	2,819	96,043
Valmont Industries, Inc.	538	75,132

		208,710

Construction Materials — 0.1%
Eagle Materials, Inc.	884	87,825

Consumer Finance — 0.6%
Ally Financial, Inc.	3,896	104,257
Credit Acceptance Corp. *	281	107,792
Discover Financial Services	2,029	144,891
Navient Corp.	4,273	56,446
Santander Consumer USA Holdings, Inc.	2,958	56,912
SLM Corp. *	7,762	87,633
Synchrony Financial	2,224	64,362

		622,293

Containers & Packaging — 1.5%
AptarGroup, Inc.	1,735	177,716
Avery Dennison Corp.	3,500	401,380
Bemis Co., Inc.	2,291	105,180
Graphic Packaging Holding Co.	7,327	106,461
International Paper Co.	6,263	336,511
Packaging Corp. of America	1,543	174,205
Sealed Air Corp.	2,663	117,359
Silgan Holdings, Inc.	1,776	48,858
Sonoco Products Co.	2,015	112,477
WestRock Co.	1,733	100,479

		1,680,626

Investments	Shares	Value($)
Distributors — 0.6%
Genuine Parts Co.	3,432	333,968
LKQ Corp. *	166	5,564
Pool Corp.	2,112	323,664

		663,196

Diversified Consumer Services — 1.1%
Graham Holdings Co., Class B	321	179,439
Grand Canyon Education, Inc. *	1,551	180,738
H&R Block, Inc.	5,945	149,576
Service Corp. International	9,013	354,662
ServiceMaster Global Holdings, Inc. *	5,794	330,200

		1,194,615

Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	18,288	343,266
Zayo Group Holdings, Inc. *	9,496	352,206

		695,472

Electric Utilities — 3.7%
Alliant Energy Corp.	10,653	457,759
Edison International	7,142	475,872
Entergy Corp.	5,471	444,683
Evergy, Inc.	7,810	438,063
Eversource Energy	7,771	471,855
Hawaiian Electric Industries, Inc.	6,609	232,439
OGE Energy Corp.	7,546	273,467
Pinnacle West Capital Corp.	5,540	445,582
PPL Corp.	16,248	467,455
Xcel Energy, Inc.	9,776	458,103

		4,165,278

Electrical Equipment — 0.6%
AMETEK, Inc.	3,031	235,812
nVent Electric plc (United Kingdom) *	1,984	54,362
Regal Beloit Corp.	697	59,907
Rockwell Automation, Inc.	1,188	222,821
Sensata Technologies Holding plc *	2,308	125,486

		698,388

Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	3,024	282,774
CDW Corp.	5,519	464,093
Dolby Laboratories, Inc., Class A	2,514	162,027
FLIR Systems, Inc.	3,321	194,611
IPG Photonics Corp. *	475	77,919
Jabil, Inc.	3,833	107,976
Keysight Technologies, Inc. *	3,484	202,072
National Instruments Corp.	3,608	158,066

		1,649,538

Energy Equipment & Services — 0.9%
Apergy Corp. *	930	38,130
Helmerich & Payne, Inc.	4,984	305,768
Nabors Industries Ltd.	18,764	112,209
National Oilwell Varco, Inc.	8,047	391,245
RPC, Inc.	7,511	111,163

		958,515

Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc.	929	118,392
American Campus Communities, Inc.	587	24,214

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
AvalonBay Communities, Inc.	993	175,612
Brandywine Realty Trust	4,229	69,736
Brixmor Property Group, Inc.	2,661	47,073
Camden Property Trust	1,212	112,219
Colony Capital, Inc.	11,502	70,852
CoreSite Realty Corp.	866	97,079
CubeSmart	311	9,442
DCT Industrial Trust, Inc.	2,074	138,688
DDR Corp.	875	11,987
Digital Realty Trust, Inc.	1,201	145,825
Douglas Emmett, Inc.	3,549	137,843
Duke Realty Corp.	5,038	146,707
EPR Properties	962	63,963
Equity Commonwealth *	2,682	86,468
Equity LifeStyle Properties, Inc.	1,308	119,015
Essex Property Trust, Inc.	695	167,113
Extra Space Storage, Inc.	1,342	126,108
Federal Realty Investment Trust	165	20,708
Forest City Realty Trust, Inc., Class A	628	15,681
Gaming and Leisure Properties, Inc.	2,920	106,054
GGP, Inc.	3,302	70,399
Highwoods Properties, Inc.	1,668	81,915
Hospitality Properties Trust	3,788	107,087
Host Hotels & Resorts, Inc.	5,765	120,719
Hudson Pacific Properties, Inc.	2,254	77,222
Iron Mountain, Inc.	2,023	71,028
JBG SMITH Properties	178	6,497
Kilroy Realty Corp.	1,383	100,890
Lamar Advertising Co., Class A	1,715	126,275
Liberty Property Trust	3,033	129,994
Medical Properties Trust, Inc.	5,644	81,330
Mid-America Apartment Communities, Inc.	847	85,361
National Retail Properties, Inc.	1,044	46,573
Omega Healthcare Investors, Inc.	2,196	65,199
Outfront Media, Inc.	3,258	69,233
Park Hotels & Resorts, Inc.	5,297	165,690
Rayonier, Inc.	2,337	81,818
Retail Value, Inc. *	85	2,808
Senior Housing Properties Trust	5,020	89,557
Sun Communities, Inc.	946	91,724
Taubman Centers, Inc.	1,213	75,267
Uniti Group, Inc.	2,145	37,924
Vornado Realty Trust	351	25,244
Weingarten Realty Investors	2,183	65,970
Welltower, Inc.	1,922	120,317
Weyerhaeuser Co.	3,142	107,394
WP Carey, Inc.	1,002	65,511

		4,179,725

Food & Staples Retailing — 0.1%
Casey’s General Stores, Inc.	1,536	168,008

Food Products — 3.4%
Bunge Ltd.	2,306	159,414
Campbell Soup Co.	6,090	249,081
Conagra Brands, Inc.	6,477	237,771
Flowers Foods, Inc.	15,392	313,997
Hershey Co. (The)	3,483	342,065

Investments	Shares	Value($)
Food Products — continued
Hormel Foods Corp.	8,222	295,745
Ingredion, Inc.	2,487	251,933
Kellogg Co.	6,056	430,158
Lamb Weston Holdings, Inc.	5,065	355,918
McCormick & Co., Inc. (Non-Voting)	4,376	514,355
Pilgrim’s Pride Corp. *	8,620	153,608
Pinnacle Foods, Inc.	6,182	410,608
Tyson Foods, Inc., Class A	3,047	175,660

		3,890,313

Gas Utilities — 1.1%
Atmos Energy Corp.	4,946	454,389
National Fuel Gas Co.	6,061	325,476
UGI Corp.	8,738	464,337

		1,244,202

Health Care Equipment & Supplies — 5.4%
ABIOMED, Inc. *	1,161	411,609
Align Technology, Inc. *	1,342	478,624
Cantel Medical Corp.	935	86,684
Cooper Cos., Inc. (The)	1,891	492,606
DENTSPLY SIRONA, Inc.	7,047	339,031
Edwards Lifesciences Corp. *	2,453	349,430
Hill-Rom Holdings, Inc.	4,786	450,841
Hologic, Inc. *	7,360	315,818
ICU Medical, Inc. *	751	215,387
IDEXX Laboratories, Inc. *	1,855	454,345
ResMed, Inc.	4,304	455,277
STERIS plc	3,540	405,224
Teleflex, Inc.	1,653	450,790
Varian Medical Systems, Inc. *	3,361	388,027
West Pharmaceutical Services, Inc.	3,557	390,025
Zimmer Biomet Holdings, Inc.	3,020	379,070

		6,062,788

Health Care Providers & Services — 4.4%
Acadia Healthcare Co., Inc. *	5,492	216,824
AmerisourceBergen Corp.	2,298	188,045
Cardinal Health, Inc.	3,424	171,029
Centene Corp. *	3,799	495,124
Chemed Corp.	714	225,645
DaVita, Inc. *	5,043	354,422
Encompass Health Corp.	3,247	245,571
Envision Healthcare Corp. *	3,483	154,158
Henry Schein, Inc. *	6,279	498,615
Laboratory Corp. of America Holdings *	2,455	430,460
MEDNAX, Inc. *	5,966	255,285
Molina Healthcare, Inc. *	3,890	404,910
Quest Diagnostics, Inc.	3,980	428,726
Universal Health Services, Inc., Class B	2,884	352,136
WellCare Health Plans, Inc. *	1,990	532,166

		4,953,116

Health Care Technology — 0.2%
Cerner Corp. *	3,622	224,854

Hotels, Restaurants & Leisure — 3.7%
Aramark	5,425	218,139
Choice Hotels International, Inc.	3,896	302,330

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Hotels, Restaurants & Leisure — continued
Darden Restaurants, Inc.	2,980	318,681
Dunkin’ Brands Group, Inc.	4,120	286,876
Extended Stay America, Inc.	15,287	325,460
Hilton Grand Vacations, Inc. *	611	21,134
Hilton Worldwide Holdings, Inc.	3,913	307,797
Hyatt Hotels Corp., Class A	4,037	315,814
International Game Technology plc	1,481	37,440
MGM Resorts International	6,831	214,288
Norwegian Cruise Line Holdings Ltd. *	3,136	156,894
Royal Caribbean Cruises Ltd.	1,588	179,063
Six Flags Entertainment Corp.	5,115	332,219
Vail Resorts, Inc.	1,277	353,563
Wendy’s Co. (The)	15,120	252,202
Wyndham Destinations, Inc.	5,131	236,642
Wynn Resorts Ltd.	1,035	172,617
Yum China Holdings, Inc. (China)	4,726	170,514

		4,201,673

Household Durables — 2.3%
DR Horton, Inc.	6,471	282,783
Garmin Ltd.	6,989	436,463
Leggett & Platt, Inc.	9,317	405,941
Lennar Corp., Class A	4,381	228,995
Mohawk Industries, Inc. *	1,177	221,700
NVR, Inc. *	111	306,297
PulteGroup, Inc.	12,890	367,236
Toll Brothers, Inc.	3,928	138,501
Whirlpool Corp.	1,242	162,826

		2,550,742

Household Products — 1.2%
Church & Dwight Co., Inc.	8,455	472,634
Clorox Co. (The)	3,581	484,044
Energizer Holdings, Inc.	4,035	256,949
Spectrum Brands Holdings, Inc. *	1,208	105,543

		1,319,170

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp. *	6,305	142,493

Industrial Conglomerates — 0.2%
Roper Technologies, Inc.	763	230,350

Insurance — 3.6%
Alleghany Corp.	284	178,713
American Financial Group, Inc.	2,581	290,853
Arch Capital Group Ltd. *	229	6,998
Arthur J Gallagher & Co.	3,583	255,647
Aspen Insurance Holdings Ltd. (Bermuda)	3,087	124,869
Aspen Insurance Holdings Ltd. (Bermuda)	8	324
Assurant, Inc.	1,663	183,429
Assured Guaranty Ltd.	2,232	86,869
Athene Holding Ltd., Class A *	2,462	112,932
Axis Capital Holdings Ltd.	2,854	161,422
Brown & Brown, Inc.	7,892	230,920
Cincinnati Financial Corp.	2,240	169,411
CNA Financial Corp.	139	6,502
Everest Re Group Ltd.	553	120,748

Investments	Shares	Value($)
Insurance — continued
Fidelity National Financial, Inc.	3,308	133,974
First American Financial Corp.	1,699	95,144
Hanover Insurance Group, Inc. (The)	832	104,349
Hartford Financial Services Group, Inc. (The)	2,889	152,250
Lincoln National Corp.	1,055	71,846
Loews Corp.	3,613	183,468
Markel Corp. *	22	25,740
Mercury General Corp.	1,337	68,762
Old Republic International Corp.	4,979	106,103
Principal Financial Group, Inc.	2,335	135,617
Reinsurance Group of America, Inc.	1,110	157,065
Torchmark Corp.	2,870	252,761
Unum Group	2,231	88,638
Willis Towers Watson plc	1,177	187,637
WR Berkley Corp.	2,827	214,315
XL Group Ltd. (Bermuda)	3,235	181,904

		4,089,210

Internet Software & Services — 0.8%
Akamai Technologies, Inc. *	381	28,674
IAC/InterActiveCorp *	1,520	223,820
LogMeIn, Inc.	1,804	146,214
VeriSign, Inc. *	3,387	491,894

		890,602

IT Services — 3.0%
Amdocs Ltd.	6,532	441,433
Amdocs Ltd.	9	608
Booz Allen Hamilton Holding Corp.	2,275	107,539
Broadridge Financial Solutions, Inc.	3,402	384,358
Conduent, Inc. *	2,050	36,818
CoreLogic, Inc. *	1,010	49,187
DXC Technology Co.	2,379	201,596
Fidelity National Information Services, Inc.	2,077	214,201
First Data Corp., Class A *	7,141	166,100
Fiserv, Inc. *	2,903	219,118
Jack Henry & Associates, Inc.	2,010	270,747
Leidos Holdings, Inc.	5,627	384,999
Paychex, Inc.	2,430	167,719
Perspecta, Inc.	1,197	25,975
Sabre Corp.	9,793	241,104
Teradata Corp. *	962	36,835
Total System Services, Inc.	2,050	187,657
Western Union Co. (The)	3,625	73,080
Worldpay, Inc. *	2,177	178,928

		3,388,002

Leisure Products — 0.6%
Brunswick Corp.	3,527	226,786
Hasbro, Inc.	2,510	250,021
Polaris Industries, Inc.	1,644	173,311

		650,118

Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	2,738	180,818
Bio-Rad Laboratories, Inc., Class A *	1,150	352,647
Bio-Techne Corp.	2,197	352,926
Bruker Corp.	3,508	113,659

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Life Sciences Tools & Services — continued
Charles River Laboratories International, Inc. *	3,901	484,894
IQVIA Holdings, Inc. *	4,469	544,950
Waters Corp. *	2,263	446,422

		2,476,316

Machinery — 4.0%
AGCO Corp.	2,629	165,680
Allison Transmission Holdings, Inc.	3,502	164,594
Crane Co.	1,241	112,397
Cummins, Inc.	978	139,668
Donaldson Co., Inc.	81	3,864
Dover Corp.	1,855	153,928
Fortive Corp.	2,817	231,219
Graco, Inc.	6,145	283,530
IDEX Corp.	1,932	296,717
Ingersoll-Rand plc	2,048	201,748
ITT, Inc.	1,334	75,598
Lincoln Electric Holdings, Inc.	1,944	182,619
Middleby Corp. (The) *	1,121	114,880
Nordson Corp.	881	118,151
Oshkosh Corp.	1,636	123,109
PACCAR, Inc.	2,026	133,149
Parker-Hannifin Corp.	928	156,878
Pentair plc (United Kingdom)	1,982	88,496
Snap-on, Inc.	2,398	406,677
Stanley Black & Decker, Inc.	3,013	450,353
Terex Corp.	1,013	44,694
Toro Co. (The)	6,414	386,059
Trinity Industries, Inc.	1,628	62,027
WABCO Holdings, Inc. *	1,787	224,590
Xylem, Inc.	2,602	199,209

		4,519,834

Marine — 0.0%(a)
Kirby Corp. *	599	49,986

Media — 1.8%
Cinemark Holdings, Inc.	6,676	239,802
Discovery, Inc., Class A *	8,995	239,087
Interpublic Group of Cos., Inc. (The)	8,741	197,110
John Wiley & Sons, Inc., Class A	1,054	66,560
Liberty Broadband Corp., Class C *	1,202	95,523
Liberty Media Corp.-Liberty Formula One, Class C *	2,229	78,572
Liberty Media Corp.-Liberty SiriusXM, Class A *	2,174	102,482
Omnicom Group, Inc.	3,568	245,585
Sirius XM Holdings, Inc.	50,167	352,172
Tribune Media Co., Class A	5,626	190,440
Viacom, Inc., Class B	5,849	169,914

		1,977,247

Metals & Mining — 2.3%
Alcoa Corp. *	6,895	298,347
Freeport-McMoRan, Inc.	19,864	327,756
Newmont Mining Corp.	8,597	315,338
Nucor Corp.	5,213	348,906
Reliance Steel & Aluminum Co.	3,534	318,767
Royal Gold, Inc.	3,632	307,303

Investments	Shares	Value($)
Metals & Mining — continued
Steel Dynamics, Inc.	6,715	316,209
United States Steel Corp.	8,970	326,777

		2,559,403

Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.	7,869	153,209
Annaly Capital Management, Inc.	12,844	137,688
Chimera Investment Corp.	4,461	85,205
MFA Financial, Inc.	14,998	120,734
Starwood Property Trust, Inc.	6,466	147,683
Two Harbors Investment Corp.	7,836	121,458

		765,977

Multiline Retail — 1.5%
Dollar General Corp.	3,835	376,405
Dollar Tree, Inc. *	2,499	228,109
Kohl’s Corp.	4,974	367,430
Macy’s, Inc.	9,507	377,713
Nordstrom, Inc.	6,732	352,824

		1,702,481

Multi-Utilities — 4.2%
Ameren Corp.	7,477	464,023
CenterPoint Energy, Inc.	16,904	481,426
CMS Energy Corp.	9,585	463,339
Consolidated Edison, Inc.	5,802	457,952
DTE Energy Co.	4,332	470,195
MDU Resources Group, Inc.	4,045	117,305
NiSource, Inc.	8,903	233,081
Public Service Enterprise Group, Inc.	8,418	434,032
SCANA Corp.	4,692	187,633
Sempra Energy	4,190	484,322
Vectren Corp.	6,230	445,258
WEC Energy Group, Inc.	7,033	466,780

		4,705,346

Oil, Gas & Consumable Fuels — 3.6%
Andeavor	2,313	347,089
Apache Corp.	4,454	204,884
Cheniere Energy, Inc. *	4,033	256,096
CNX Resources Corp. *	8,180	133,170
Continental Resources, Inc. *	4,890	312,324
Devon Energy Corp.	5,324	239,633
Diamondback Energy, Inc.	1,640	216,398
Energen Corp. *	726	53,855
Hess Corp.	2,331	152,984
HollyFrontier Corp.	4,303	320,918
Marathon Oil Corp.	15,584	329,134
Murphy Oil Corp.	4,350	144,681
Newfield Exploration Co. *	5,747	165,054
ONEOK, Inc.	5,318	374,600
PBF Energy, Inc., Class A	7,003	327,040
SM Energy Co.	76	2,091
Targa Resources Corp.	4,207	214,851
Williams Cos., Inc. (The)	10,207	303,658

		4,098,460

Paper & Forest Products — 0.3%
Domtar Corp.	6,860	330,789

Personal Products — 0.5%
Coty, Inc., Class A	1,166	15,636

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Personal Products — continued
Herbalife Nutrition Ltd. *	4,676	241,422
Nu Skin Enterprises, Inc., Class A	3,608	262,843

		519,901

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	1,962	339,583
Mylan NV *	8,565	319,560
Perrigo Co. plc	4,530	364,756

		1,023,899

Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	2,071	260,718
Robert Half International, Inc.	2,687	203,567
TransUnion	2,656	192,295

		656,580

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	2,327	115,885
Jones Lang LaSalle, Inc.	532	90,977
Realogy Holdings Corp.	2,814	61,542

		268,404

Road & Rail — 0.8%
JB Hunt Transport Services, Inc.	1,757	210,664
Kansas City Southern	1,203	139,873
Landstar System, Inc.	2,411	267,983
Old Dominion Freight Line, Inc.	1,043	153,112
Ryder System, Inc.	1,065	83,390

		855,022

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	3,473	333,894
Cypress Semiconductor Corp.	14,467	257,657
First Solar, Inc. *	4,883	255,625
KLA-Tencor Corp.	2,449	287,562
Lam Research Corp.	1,081	206,082
Marvell Technology Group Ltd.	7,863	167,561
Maxim Integrated Products, Inc.	5,030	307,534
Microchip Technology, Inc.	3,342	312,243
ON Semiconductor Corp. *	8,659	190,931
Qorvo, Inc. *	2,975	243,236
Skyworks Solutions, Inc.	2,077	196,443
Teradyne, Inc.	5,312	229,744
Versum Materials, Inc.	4,604	177,484
Xilinx, Inc.	3,605	259,812

		3,425,808

Software — 3.9%
ANSYS, Inc. *	2,003	338,267
CA, Inc.	7,543	333,476
Cadence Design Systems, Inc. *	6,918	305,015
CDK Global, Inc.	5,200	324,740
Citrix Systems, Inc. *	3,847	423,054
Dell Technologies, Inc., Class V *	2,792	258,316
Manhattan Associates, Inc. *	3,210	154,465
PTC, Inc. *	4,132	379,772
Red Hat, Inc. *	2,251	317,909
SS&C Technologies Holdings, Inc.	7,362	390,701
Synopsys, Inc. *	5,021	449,028
Take-Two Interactive Software, Inc. *	1,997	225,701
Tyler Technologies, Inc. *	1,903	428,156
Ultimate Software Group, Inc. (The) *	180	49,840

		4,378,440

Investments	Shares	Value($)
Specialty Retail — 2.6%
AutoNation, Inc. *	2,850	138,311
AutoZone, Inc. *	15	10,583
Best Buy Co., Inc.	4,877	365,921
Burlington Stores, Inc. *	207	31,632
CarMax, Inc. *	2,223	166,014
Dick’s Sporting Goods, Inc.	4,952	169,061
Foot Locker, Inc.	2,639	128,810
Gap, Inc. (The)	5,135	154,923
Penske Automotive Group, Inc.	2,615	136,503
Ross Stores, Inc.	3,125	273,219
Tiffany & Co.	2,549	350,640
Tractor Supply Co.	4,460	348,058
Urban Outfitters, Inc. *	7,933	352,225
Williams-Sonoma, Inc.	5,964	348,834

		2,974,734

Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp. *	1,514	42,271
NetApp, Inc.	3,173	245,971
Western Digital Corp.	1,786	125,288

		413,530

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	2,259	236,811
Columbia Sportswear Co.	1,614	140,386
Hanesbrands, Inc.	6,547	145,736
Michael Kors Holdings Ltd. *	5,769	384,965
PVH Corp.	1,783	273,726
Ralph Lauren Corp.	2,459	331,916
Tapestry, Inc.	5,057	238,286
Under Armour, Inc., Class C *	1,821	34,126
VF Corp.	4,277	393,783

		2,179,735

Trading Companies & Distributors — 0.6%
Air Lease Corp.	2,137	93,943
Fastenal Co.	1,753	99,798
MSC Industrial Direct Co., Inc., Class A	1,180	99,863
United Rentals, Inc. *	519	77,227
Watsco, Inc.	1,062	183,206
WW Grainger, Inc.	420	145,555

		699,592

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	1,910	86,733

Water Utilities — 0.7%
American Water Works Co., Inc.	5,325	469,931
Aqua America, Inc.	9,783	361,384

		831,315

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	8,174	206,393
United States Cellular Corp. *	1,958	67,277

		273,670

TOTAL COMMON STOCKS (Cost $100,471,029)		112,674,363

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (c) (Cost $445,223)	445,223	445,223

Total Investments — 100.2% (Cost $100,916,252)		113,119,586
Liabilities in Excess of Other Assets — (0.2%)		(212,994)

Net Assets — 100.0%		112,906,592

Percentages indicated are based on net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Affiliated company as defined under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown was the current yield as of July 31, 2018.
*	Non-income producing security.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$113,119,586	$—	$—	$113,119,586

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.5%
Aerospace & Defense — 0.8%
AAR Corp.	1,631	77,326
Aerojet Rocketdyne Holdings, Inc. *	2,224	74,949
Aerovironment, Inc. *	1,122	82,590
Cubic Corp.	1,085	73,888
Curtiss-Wright Corp.	384	51,084
KLX, Inc. *	1,426	104,169
Mercury Systems, Inc. *	2,414	100,736
Moog, Inc., Class A	2,009	150,695
National Presto Industries, Inc.	844	105,205

		820,642

Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings, Inc. *	999	66,983
Forward Air Corp.	1,474	94,189
Hub Group, Inc., Class A *	1,656	76,838

		238,010

Airlines — 0.3%
Allegiant Travel Co.	494	61,058
Hawaiian Holdings, Inc.	1,786	71,619
SkyWest, Inc.	2,578	154,422

		287,099

Auto Components — 2.8%
American Axle & Manufacturing Holdings, Inc. *	9,037	151,099
Cooper Tire & Rubber Co.	9,469	270,340
Cooper-Standard Holdings, Inc. *	2,330	314,084
Dana, Inc.	8,229	175,689
Dorman Products, Inc. *	4,591	342,856
Fox Factory Holding Corp. *	7,193	357,492
Gentherm, Inc. *	5,073	229,807
LCI Industries	4,475	411,476
Modine Manufacturing Co. *	2,159	37,674
Stoneridge, Inc. *	1,866	63,444
Superior Industries International, Inc.	5,769	105,861
Tenneco, Inc.	5,378	247,926

		2,707,748

Automobiles — 0.3%
Winnebago Industries, Inc.	7,908	315,529

Banks — 3.0%
1st Source Corp.	434	24,547
Ameris Bancorp	1,213	56,526
AmeriServ Financial, Inc.	1,757	7,643
BancFirst Corp.	925	57,442
BancorpSouth Bank	1,472	48,429
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	1,493	73,844
Banner Corp.	1,025	64,544
Brookline Bancorp, Inc.	2,949	53,672
Capital City Bank Group, Inc.	326	7,896
Cathay General Bancorp	1,231	51,197
CenterState Bank Corp.	1,996	55,389
Chemical Financial Corp.	264	14,995
Community Bank System, Inc.	1,536	97,152
Community Trust Bancorp, Inc.	1,045	51,022
CVB Financial Corp.	1,274	30,474

Investments	Shares	Value($)
Banks — continued
Farmers Capital Bank Corp.	1,649	92,839
FCB Financial Holdings, Inc., Class A *	1,226	62,526
First Busey Corp.	116	3,679
First Financial Bancorp	1,082	32,839
First Financial Bankshares, Inc.	970	54,902
First Financial Corp.	286	14,700
First Merchants Corp.	351	16,567
First Midwest Bancorp, Inc.	1,261	33,631
Fulton Financial Corp.	3,172	55,034
Glacier Bancorp, Inc.	1,214	51,838
Great Western Bancorp, Inc.	1,760	73,656
Hancock Whitney Corp.	1,159	58,240
Home BancShares, Inc.	2,587	59,992
IBERIABANK Corp.	736	61,162
Independent Bank Corp.	1,367	120,843
Investors Bancorp, Inc.	7,825	97,969
MB Financial, Inc.	1,757	85,127
NBT Bancorp, Inc.	510	20,522
OFG Bancorp (Puerto Rico)	1,076	17,915
Old National Bancorp	3,715	72,257
Renasant Corp.	569	25,423
Republic Bancorp, Inc., Class A	811	38,822
S&T Bancorp, Inc.	904	40,463
Sandy Spring Bancorp, Inc.	335	13,102
Trustmark Corp.	2,129	74,919
UMB Financial Corp.	857	61,610
United Community Banks, Inc.	2,698	81,021
Valley National Bancorp	7,641	89,018
Webster Financial Corp.	9,540	615,616
WesBanco, Inc.	725	35,431
Westamerica Bancorp	829	49,757

		2,906,192

Beverages — 1.3%
Boston Beer Co., Inc. (The), Class A *	2,408	662,080
Coca-Cola Bottling Co. Consolidated	1,263	183,287
MGP Ingredients, Inc.	2,391	196,229
National Beverage Corp. *	2,177	229,695

		1,271,291

Biotechnology — 2.1%
Acceleron Pharma, Inc. *	1,671	72,789
Achillion Pharmaceuticals, Inc. *	6,140	15,841
Acorda Therapeutics, Inc. *	2,518	62,824
Aimmune Therapeutics, Inc. *	1,920	55,526
AMAG Pharmaceuticals, Inc. *	851	18,765
Amicus Therapeutics, Inc. *	4,246	61,779
Arena Pharmaceuticals, Inc. *	561	21,649
Array BioPharma, Inc. *	5,565	85,645
Blueprint Medicines Corp. *	912	54,300
Chimerix, Inc. *	1,280	5,722
Dynavax Technologies Corp. *	1,196	16,146
Eagle Pharmaceuticals, Inc. *	1,007	79,805
Emergent BioSolutions, Inc. *	2,115	114,950
Enanta Pharmaceuticals, Inc. *	1,588	154,862
Five Prime Therapeutics, Inc. *	1,074	16,003
Genomic Health, Inc. *	1,204	64,631
Halozyme Therapeutics, Inc. *	2,943	53,268
Heron Therapeutics, Inc. *	2,116	79,244
ImmunoGen, Inc. *	1,761	16,377

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Biotechnology — continued
Inovio Pharmaceuticals, Inc. *	6,109	24,497
Insys Therapeutics, Inc. *	1,823	12,141
Keryx Biopharmaceuticals, Inc. *	3,678	15,595
Lexicon Pharmaceuticals, Inc. *	3,828	45,859
Ligand Pharmaceuticals, Inc. *	543	118,553
MiMedx Group, Inc. *	5,539	23,541
Momenta Pharmaceuticals, Inc. *	2,584	76,486
Myriad Genetics, Inc. *	2,518	110,163
NewLink Genetics Corp. *	1,404	5,307
Novavax, Inc. *	4,174	5,301
PDL BioPharma, Inc. *	13,325	33,446
PTC Therapeutics, Inc. *	1,837	69,935
Repligen Corp. *	2,857	138,079
Retrophin, Inc. *	3,140	86,790
Sangamo Therapeutics, Inc. *	1,524	20,803
Spark Therapeutics, Inc. *	1,158	88,842
Spectrum Pharmaceuticals, Inc. *	2,860	60,889
Vanda Pharmaceuticals, Inc. *	4,032	84,067

		2,070,420

Building Products — 1.2%
Advanced Drainage Systems, Inc.	2,150	60,093
American Woodmark Corp. *	1,683	140,446
Apogee Enterprises, Inc.	2,320	117,763
Builders FirstSource, Inc. *	3,309	59,330
Gibraltar Industries, Inc. *	1,247	54,182
Griffon Corp.	2,976	53,270
JELD-WEN Holding, Inc. *	2,090	57,350
Masonite International Corp. *	1,041	71,048
NCI Building Systems, Inc. *	375	5,981
Patrick Industries, Inc. *	1,306	79,993
Quanex Building Products Corp.	2,551	45,153
Simpson Manufacturing Co., Inc.	1,846	134,684
Trex Co., Inc. *	1,756	136,512
Universal Forest Products, Inc.	4,310	158,780

		1,174,585

Chemicals — 3.8%
A Schulman, Inc.	5,865	254,248
AdvanSix, Inc. *	2,110	85,392
American Vanguard Corp.	1,672	36,282
Balchem Corp.	2,430	243,705
Ferro Corp. *	8,124	182,952
Flotek Industries, Inc. *	168	521
GCP Applied Technologies, Inc. *	3,085	89,928
HB Fuller Co.	5,192	294,283
Ingevity Corp. *	2,232	222,463
Innophos Holdings, Inc.	1,547	69,893
Innospec, Inc.	2,532	204,965
Koppers Holdings, Inc. *	1,278	47,989
Kraton Corp. *	3,824	183,896
Kronos Worldwide, Inc.	2,634	59,897
LSB Industries, Inc. *	1,616	10,617
Minerals Technologies, Inc.	7,228	546,437
PolyOne Corp.	3,736	167,560
Rayonier Advanced Materials, Inc.	4,652	83,922
Sensient Technologies Corp.	6,855	475,463
Stepan Co.	1,844	161,498
Tredegar Corp.	1,838	47,880
Trinseo SA	2,295	171,436

Investments	Shares	Value($)
Chemicals — continued
Tronox Ltd., Class A	3,701	68,283

		3,709,510

Commercial Services & Supplies — 4.1%
ABM Industries, Inc.	2,493	77,782
ACCO Brands Corp.	17,818	228,070
Brady Corp., Class A	1,311	50,146
Brink’s Co. (The)	1,161	92,706
CompX International, Inc.	802	10,185
Covanta Holding Corp.	5,497	98,946
Deluxe Corp.	1,185	69,832
Essendant, Inc.	1,422	23,648
Healthcare Services Group, Inc.	7,736	311,451
Herman Miller, Inc.	8,028	303,860
HNI Corp.	5,899	255,250
Interface, Inc.	18,708	419,059
Kimball International, Inc., Class B	2,646	42,733
Knoll, Inc.	8,237	185,744
Matthews International Corp., Class A	2,190	115,085
McGrath RentCorp	1,432	85,032
Mobile Mini, Inc.	367	15,653
MSA Safety, Inc.	1,231	124,183
Multi-Color Corp.	903	59,914
Pitney Bowes, Inc.	10,879	94,974
Rollins, Inc.	12,288	675,103
Steelcase, Inc., Class A	11,691	160,751
Team, Inc. *	1,067	23,261
Tetra Tech, Inc.	2,461	149,629
UniFirst Corp.	1,149	215,035
Viad Corp.	1,081	62,049
Virco Manufacturing Corp.	1,524	7,391

		3,957,472

Communications Equipment — 1.4%
Acacia Communications, Inc. *	1,600	51,424
ADTRAN, Inc.	6,122	99,483
Applied Optoelectronics, Inc. *	1,139	43,772
CalAmp Corp. *	2,271	51,688
Ciena Corp. *	2,997	76,124
Comtech Telecommunications Corp.	2,802	94,147
Extreme Networks, Inc. *	6,548	55,658
Finisar Corp. *	2,539	42,782
Harmonic, Inc. *	4,672	21,491
Infinera Corp. *	3,032	25,226
Inseego Corp. *	12,383	23,280
InterDigital, Inc.	1,386	114,276
Lumentum Holdings, Inc. *	978	51,101
NETGEAR, Inc. *	1,381	90,939
NetScout Systems, Inc. *	2,016	54,029
Oclaro, Inc. *	6,918	58,526
Plantronics, Inc.	1,796	123,313
Ribbon Communications, Inc. *	1,031	6,995
ViaSat, Inc. *	1,781	125,276
Viavi Solutions, Inc. *	15,062	152,427

		1,361,957

Construction & Engineering — 0.7%
Aegion Corp. *	1,920	47,578
Argan, Inc.	932	35,789
Comfort Systems USA, Inc.	2,767	153,707
Dycom Industries, Inc. *	846	75,429
EMCOR Group, Inc.	1,388	106,807

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Construction & Engineering — continued
Granite Construction, Inc.	680	36,686
KBR, Inc.	3,483	69,590
MasTec, Inc. *	1,810	84,255
Tutor Perini Corp. *	1,857	34,355

		644,196

Construction Materials — 0.1%
Summit Materials, Inc., Class A *	2,526	63,403
US Concrete, Inc. *	938	47,369

		110,772

Consumer Finance — 0.2%
Encore Capital Group, Inc. *	1,350	48,735
EZCORP, Inc., Class A *	1,085	12,423
FirstCash, Inc.	932	75,679
PRA Group, Inc. *	900	35,280
World Acceptance Corp. *	396	39,564

		211,681

Containers & Packaging — 0.1%
Greif, Inc., Class A	1,732	94,308
Myers Industries, Inc.	1,706	36,764

		131,072

Distributors — 0.7%
Core-Mark Holding Co., Inc.	1,719	41,565
Pool Corp.	4,279	655,757

		697,322

Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc. *	2,869	156,504
American Public Education, Inc. *	2,341	103,238
Bridgepoint Education, Inc. *	2,566	33,640
Carriage Services, Inc.	1,492	37,285
Chegg, Inc. *	4,618	127,919
Grand Canyon Education, Inc. *	1,140	132,844
Houghton Mifflin Harcourt Co. *	618	3,924
K12, Inc. *	323	5,284
Regis Corp. *	3,734	65,196
Sotheby’s *	1,580	83,914
Strategic Education, Inc.	631	74,357
Universal Technical Institute, Inc. *	2,385	7,751
Weight Watchers International, Inc. *	1,262	112,987

		944,843

Diversified Telecommunication Services — 1.6%
Alaska Communications Systems Group, Inc. *	6,441	10,370
Cogent Communications Holdings, Inc.	3,131	162,656
IDT Corp., Class B *	6,729	35,327
Iridium Communications, Inc. *	37,410	647,193
Vonage Holdings Corp. *	57,545	737,151

		1,592,697

Electric Utilities — 3.5%
ALLETE, Inc.	7,466	578,839
El Paso Electric Co.	9,520	593,096
IDACORP, Inc.	6,015	566,854
MGE Energy, Inc.	3,432	219,648
Otter Tail Corp.	4,134	200,086
PNM Resources, Inc.	16,009	629,954
Portland General Electric Co.	11,576	525,087
Spark Energy, Inc., Class A	10,039	85,833

		3,399,397

Investments	Shares	Value($)
Electrical Equipment — 0.5%
AZZ, Inc.	2,075	112,465
Encore Wire Corp.	1,509	73,564
EnerSys	1,156	94,873
Generac Holdings, Inc. *	1,076	57,835
LSI Industries, Inc.	4,533	22,166
Sunrun, Inc. *	8,186	115,750
Vicor Corp. *	780	44,889

		521,542

Electronic Equipment, Instruments & Components — 1.7%
Anixter International, Inc. *	994	72,463
Badger Meter, Inc.	2,157	112,487
Belden, Inc.	966	62,548
Benchmark Electronics, Inc.	1,398	33,832
CTS Corp.	602	21,010
Daktronics, Inc.	3,235	27,789
Fabrinet (Thailand) *	1,731	67,717
II-VI, Inc. *	1,034	40,533
Insight Enterprises, Inc. *	3,577	179,816
Itron, Inc. *	1,686	103,183
Methode Electronics, Inc.	1,415	55,539
MTS Systems Corp.	2,582	140,783
Novanta, Inc. *	1,096	68,336
Park Electrochemical Corp.	1,877	41,500
PC Connection, Inc.	1,767	59,813
PCM, Inc. *	64	1,414
Plexus Corp. *	1,657	98,459
Rogers Corp. *	435	50,708
ScanSource, Inc. *	1,695	69,919
SYNNEX Corp.	1,135	109,493
Tech Data Corp. *	1,049	87,497
TTM Technologies, Inc. *	2,564	44,511
Vishay Intertechnology, Inc.	5,985	149,625

		1,698,975

Energy Equipment & Services — 1.4%
Archrock, Inc.	3,926	53,590
Bristow Group, Inc. *	2,420	33,832
C&J Energy Services, Inc. *	3,842	89,365
CARBO Ceramics, Inc. *	2,103	19,621
Covia Holdings Corp. *	2,856	51,494
Diamond Offshore Drilling, Inc. *	6,840	131,328
Forum Energy Technologies, Inc. *	3,197	42,040
Geospace Technologies Corp. *	789	11,101
Gulf Island Fabrication, Inc.	2,115	19,141
Helix Energy Solutions Group, Inc. *	12,769	127,818
Matrix Service Co. *	2,540	50,673
McDermott International, Inc. *	4,375	78,794
Newpark Resources, Inc. *	5,059	55,902
Noble Corp. plc *	19,642	114,709
Oil States International, Inc. *	1,721	60,063
Parker Drilling Co. *	203	934
Pioneer Energy Services Corp. *	6,551	21,618
ProPetro Holding Corp. *	6,810	111,956
SEACOR Holdings, Inc. *	3,150	166,225
TETRA Technologies, Inc. *	4,400	18,964
Unit Corp. *	3,714	92,479
US Silica Holdings, Inc.	1,553	41,869

		1,393,516

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — 1.9%
Acadia Realty Trust	326	8,828
Agree Realty Corp.	1,188	63,249
American Assets Trust, Inc.	2,328	89,465
CareTrust REIT, Inc.	2,812	47,551
Chesapeake Lodging Trust	372	11,911
CorePoint Lodging, Inc. *	1,148	28,999
Cousins Properties, Inc.	4,877	45,454
DiamondRock Hospitality Co.	2,702	32,208
EastGroup Properties, Inc.	672	64,055
First Industrial Realty Trust, Inc.	2,954	96,153
Four Corners Property Trust, Inc.	2,798	69,670
Franklin Street Properties Corp.	3,148	27,734
GEO Group, Inc. (The)	2,057	53,235
Government Properties Income Trust	1,779	26,810
Healthcare Realty Trust, Inc.	293	8,705
Kite Realty Group Trust	287	4,842
Lexington Realty Trust	1,589	13,967
LTC Properties, Inc.	3,741	157,758
Mack-Cali Realty Corp.	742	14,447
National Health Investors, Inc.	1,041	77,908
Pennsylvania REIT	1,449	15,388
PotlatchDeltic Corp.	1,142	53,389
PS Business Parks, Inc.	851	108,732
Ramco-Gershenson Properties Trust	2,884	37,925
Retail Opportunity Investments Corp.	387	7,318
Rexford Industrial Realty, Inc.	2,782	85,240
Ryman Hospitality Properties, Inc.	1,529	129,980
Sabra Health Care REIT, Inc.	2,337	50,503
Saul Centers, Inc.	819	43,636
Select Income REIT	2,012	41,950
STAG Industrial, Inc.	2,381	65,049
Summit Hotel Properties, Inc.	3,256	46,072
Sunstone Hotel Investors, Inc.	1,755	28,554
Terreno Realty Corp.	1,515	55,919
Urban Edge Properties	266	6,033
Washington REIT	1,995	60,828
Xenia Hotels & Resorts, Inc.	2,673	65,194

		1,844,659

Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	5,405	190,526
Ingles Markets, Inc., Class A	1,241	36,920
Performance Food Group Co. *	2,625	94,106
PriceSmart, Inc.	1,165	95,239
SpartanNash Co.	5,133	122,987
United Natural Foods, Inc. *	1,846	59,441

		599,219

Food Products — 3.2%
B&G Foods, Inc.	5,857	183,910
Calavo Growers, Inc.	2,402	222,185
Cal-Maine Foods, Inc. *	4,343	195,435
Darling Ingredients, Inc. *	11,715	235,354
Dean Foods Co.	11,284	110,809
Farmer Brothers Co. *	470	13,560
Fresh Del Monte Produce, Inc.	10,834	393,274
Hostess Brands, Inc. *	14,016	196,364
J&J Snack Foods Corp.	2,610	378,346
Lancaster Colony Corp.	5,012	726,890
Sanderson Farms, Inc.	1,897	191,275

Investments	Shares	Value($)
Food Products — continued
Seaboard Corp.	22	80,036
Tootsie Roll Industries, Inc.	5,228	156,317

		3,083,755

Gas Utilities — 3.4%
New Jersey Resources Corp.	12,258	566,932
Northwest Natural Gas Co.	5,294	344,904
ONE Gas, Inc.	7,595	585,119
South Jersey Industries, Inc.	20,096	681,857
Southwest Gas Holdings, Inc.	6,486	507,205
Spire, Inc.	9,271	663,804

		3,349,821

Health Care Equipment & Supplies — 5.4%
Abaxis, Inc.	2,125	176,375
Accuray, Inc. *	6,080	23,408
Anika Therapeutics, Inc. *	1,501	60,085
Avanos Medical, Inc. *	2,813	155,278
AxoGen, Inc. *	1,579	70,937
Cantel Medical Corp.	1,692	156,865
CONMED Corp.	3,853	285,122
Globus Medical, Inc., Class A *	2,953	152,020
Haemonetics Corp. *	4,254	415,361
ICU Medical, Inc. *	2,100	602,280
Inogen, Inc. *	604	120,347
Integer Holdings Corp. *	2,388	170,623
Integra LifeSciences Holdings Corp. *	802	49,989
Invacare Corp.	6,676	119,167
iRhythm Technologies, Inc. *	1,488	112,418
LivaNova plc *	1,481	163,102
Meridian Bioscience, Inc.	4,360	68,888
Merit Medical Systems, Inc. *	4,215	228,874
Natus Medical, Inc. *	5,212	190,238
Neogen Corp. *	2,854	235,170
Novocure Ltd. *	2,365	80,410
NuVasive, Inc. *	2,011	116,739
NxStage Medical, Inc. *	2,000	56,140
OraSure Technologies, Inc. *	4,454	74,783
Orthofix International NV *	1,354	81,903
Penumbra, Inc. *	301	42,817
Quidel Corp. *	4,026	273,204
Surmodics, Inc. *	1,893	111,308
Tactile Systems Technology, Inc. *	1,296	62,299
Varex Imaging Corp. *	2,643	101,068
West Pharmaceutical Services, Inc.	6,577	721,168

		5,278,386

Health Care Providers & Services — 1.7%
Amedisys, Inc. *	969	90,728
AMN Healthcare Services, Inc. *	1,764	106,722
BioScrip, Inc. *	1,415	3,750
BioTelemetry, Inc. *	908	47,670
Chemed Corp.	930	293,908
Diplomat Pharmacy, Inc. *	1,627	33,809
Encompass Health Corp.	829	62,697
Genesis Healthcare, Inc. *	3,447	5,205
LHC Group, Inc. *	2,771	238,528
LifePoint Health, Inc. *	2,093	135,626
Magellan Health, Inc. *	2,348	170,817
Owens & Minor, Inc.	4,500	84,915
Patterson Cos., Inc.	4,751	116,495
Select Medical Holdings Corp. *	4,458	92,726

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Health Care Providers & Services — continued
Tivity Health, Inc. *	5,749	193,741

		1,677,337

Health Care Technology — 1.0%
Allscripts Healthcare Solutions, Inc. *	7,625	93,330
Computer Programs & Systems, Inc.	1,173	36,597
HMS Holdings Corp. *	3,174	75,954
Medidata Solutions, Inc. *	1,633	121,348
Omnicell, Inc. *	6,106	363,307
Quality Systems, Inc. *	2,090	42,072
Tabula Rasa HealthCare, Inc. *	1,145	66,685
Teladoc, Inc. *	2,052	122,812

		922,105

Hotels, Restaurants & Leisure — 3.5%
Belmond Ltd., Class A (United Kingdom) *	5,966	67,117
Biglari Holdings, Inc., Class A *	99	96,765
BJ’s Restaurants, Inc.	1,816	114,862
Bloomin’ Brands, Inc.	3,813	73,743
Boyd Gaming Corp.	4,014	149,923
Cheesecake Factory, Inc. (The)	3,284	184,002
Churchill Downs, Inc.	628	179,577
Chuy’s Holdings, Inc. *	1,638	51,843
Cracker Barrel Old Country Store, Inc.	927	135,801
Dave & Buster’s Entertainment, Inc. *	1,633	80,262
Dine Brands Global, Inc.	2,969	210,888
Dover Motorsports, Inc.	3,554	7,108
El Pollo Loco Holdings, Inc. *	4,604	53,406
Eldorado Resorts, Inc. *	3,053	130,821
Fiesta Restaurant Group, Inc. *	1,279	37,155
ILG, Inc.	5,713	196,127
Jack in the Box, Inc.	1,093	92,074
Luby’s, Inc. *	2,774	6,796
Marriott Vacations Worldwide Corp.	1,372	163,419
Noodles & Co. *	1,875	19,594
OBH Inc. *	83	15,723
Papa John’s International, Inc.	1,235	51,821
Penn National Gaming, Inc. *	4,624	148,199
Pinnacle Entertainment, Inc. *	2,741	91,111
Planet Fitness, Inc., Class A *	2,853	135,575
Red Robin Gourmet Burgers, Inc. *	3,933	186,031
Red Rock Resorts, Inc., Class A	3,437	121,464
Ruth’s Hospitality Group, Inc.	2,668	77,239
Scientific Games Corp. *	2,084	100,136
Shake Shack, Inc., Class A *	2,057	128,213
Texas Roadhouse, Inc.	2,987	187,703
Wingstop, Inc.	2,210	109,063

		3,403,561

Household Durables — 4.2%
Bassett Furniture Industries, Inc.	2,186	54,650
Beazer Homes USA, Inc. *	10,902	139,655
Ethan Allen Interiors, Inc.	10,126	227,835
Hamilton Beach Brands Holding Co., Class A	3,038	77,165
Helen of Troy Ltd. *	6,781	776,764
Installed Building Products, Inc. *	1,100	60,060
iRobot Corp. *	1,945	154,141
KB Home	7,878	187,102
La-Z-Boy, Inc.	10,484	319,762
LGI Homes, Inc. *	4,402	227,539

Investments	Shares	Value($)
Household Durables — continued
M/I Homes, Inc. *	8,166	211,173
MDC Holdings, Inc.	10,548	306,314
Meritage Homes Corp. *	5,230	225,674
Skyline Champion Corp.	3,340	85,771
Taylor Morrison Home Corp., Class A *	9,064	177,020
TopBuild Corp. *	2,050	152,274
TRI Pointe Group, Inc. *	15,003	212,593
Universal Electronics, Inc. *	3,099	108,310
William Lyon Homes, Class A *	6,140	134,036
ZAGG, Inc. *	17,123	255,133

		4,092,971

Household Products — 1.0%
Central Garden & Pet Co. *	4,066	175,529
Central Garden & Pet Co., Class A *	7,455	299,095
WD-40 Co.	2,939	470,681

		945,305

Independent Power and Renewable Electricity Producers — 0.8%
Atlantica Yield plc (Spain)	1,671	34,339
NRG Yield, Inc., Class A	2,294	42,393
Ormat Technologies, Inc.	7,385	400,636
Pattern Energy Group, Inc., Class A	6,998	129,953
TerraForm Power, Inc., Class A	12,244	125,256

		732,577

Insurance — 1.0%
Baldwin & Lyons, Inc., Class B *	287	6,702
CNO Financial Group, Inc.	3,187	64,855
Crawford & Co., Class B	384	3,272
Employers Holdings, Inc.	1,767	82,077
FBL Financial Group, Inc., Class A	862	70,425
Horace Mann Educators Corp.	1,426	62,316
National Western Life Group, Inc., Class A	120	38,880
Navigators Group, Inc. (The)	1,594	96,198
Primerica, Inc.	480	55,104
RLI Corp.	1,091	81,563
Safety Insurance Group, Inc.	804	73,646
Selective Insurance Group, Inc.	3,394	202,961
State Auto Financial Corp.	1,549	50,095
Stewart Information Services Corp.	1,261	57,300

		945,394

Internet & Direct Marketing Retail — 0.6%
Lands’ End, Inc. *	1,753	42,510
Nutrisystem, Inc.	10,529	421,160
PetMed Express, Inc.	1,612	59,854
Shutterfly, Inc. *	1,122	92,296

		615,820

Internet Software & Services — 1.8%
Alarm.com Holdings, Inc. *	1,546	66,277
Blucora, Inc. *	2,240	77,840
Cars.com, Inc. *	4,416	125,282
Envestnet, Inc. *	1,509	88,427
Etsy, Inc. *	3,336	136,309
Five9, Inc. *	2,865	91,393
Gogo, Inc. *	5,686	20,356
Hortonworks, Inc. *	3,779	65,830
j2 Global, Inc.	1,519	128,872
Liquidity Services, Inc. *	984	6,937
LivePerson, Inc. *	4,276	99,203

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Internet Software & Services — continued
Meet Group, Inc. (The) *	12,667	51,428
New Relic, Inc. *	1,541	150,556
Shutterstock, Inc. *	2,536	116,834
Stamps.com, Inc. *	427	111,447
Trade Desk, Inc. (The), Class A *	1,052	88,705
Travelzoo *	382	4,966
Web.com Group, Inc. *	4,540	114,181
XO Group, Inc. *	3,432	96,714
Yelp, Inc. *	2,363	87,147

		1,728,704

IT Services — 2.1%
Acxiom Corp. *	4,516	183,079
CACI International, Inc., Class A *	1,181	206,911
Cardtronics plc, Class A *	1,640	41,525
Computer Task Group, Inc. *	2,325	13,997
Convergys Corp.	4,040	99,384
CSG Systems International, Inc.	2,913	118,472
EVERTEC, Inc. (Puerto Rico)	2,759	64,285
ExlService Holdings, Inc. *	1,107	66,021
ManTech International Corp., Class A	712	42,613
MAXIMUS, Inc.	8,803	570,522
Perficient, Inc. *	2,491	65,563
Science Applications International Corp.	1,774	149,672
Sykes Enterprises, Inc. *	894	26,516
Syntel, Inc. *	2,463	99,973
Travelport Worldwide Ltd.	6,713	126,876
TTEC Holdings, Inc.	2,262	72,723
Unisys Corp. *	2,133	27,409
Virtusa Corp. *	1,876	99,109

		2,074,650

Leisure Products — 0.7%
American Outdoor Brands Corp. *	2,074	19,641
Callaway Golf Co.	22,843	439,499
JAKKS Pacific, Inc. *	9,230	21,229
Nautilus, Inc. *	12,373	176,315
Sturm Ruger & Co., Inc.	612	33,171

		689,855

Life Sciences Tools & Services — 0.4%
Cambrex Corp. *	2,366	147,875
Fluidigm Corp. *	1,113	7,123
Luminex Corp.	5,122	173,431
Syneos Health, Inc. *	1,423	70,118

		398,547

Machinery — 3.1%
Actuant Corp., Class A	1,606	45,851
Albany International Corp., Class A	2,008	132,829
Astec Industries, Inc.	675	33,163
Barnes Group, Inc.	1,416	96,076
Briggs & Stratton Corp.	14,643	259,035
Chart Industries, Inc. *	2,946	230,053
CIRCOR International, Inc.	838	37,165
Columbus McKinnon Corp.	3,971	163,446
EnPro Industries, Inc.	1,349	103,050
ESCO Technologies, Inc.	928	57,768
Federal Signal Corp.	1,915	45,481
Franklin Electric Co., Inc.	1,787	88,367
Greenbrier Cos., Inc. (The)	835	47,303
Hillenbrand, Inc.	4,945	248,239

Investments	Shares	Value($)
Machinery — continued
John Bean Technologies Corp.	1,013	112,038
Kennametal, Inc.	1,593	62,063
LB Foster Co., Class A *	473	11,612
Lindsay Corp.	402	37,844
LS Starrett Co. (The), Class A	1,113	7,123
Manitowoc Co., Inc. (The) *	995	26,358
Meritor, Inc. *	1,928	39,717
Mueller Industries, Inc.	2,815	93,205
Mueller Water Products, Inc., Class A	6,188	76,422
Proto Labs, Inc. *	737	91,867
RBC Bearings, Inc. *	1,170	170,095
Rexnord Corp. *	2,925	88,452
Standex International Corp.	654	67,787
Tennant Co.	1,153	93,797
Titan International, Inc.	8,751	92,673
TriMas Corp. *	1,874	55,470
Wabash National Corp.	3,904	77,299
Watts Water Technologies, Inc., Class A	1,467	125,502
Woodward, Inc.	1,096	91,198

		3,008,348

Marine — 0.1%
Matson, Inc.	1,426	51,336

Media — 1.7%
AMC Entertainment Holdings, Inc., Class A	2,343	38,191
Entercom Communications Corp., Class A	5,957	44,975
EW Scripps Co. (The), Class A	2,957	38,737
Gannett Co., Inc.	7,365	77,848
Gray Television, Inc. *	4,596	71,008
Liberty Media Corp.-Liberty Formula One, Class A *	4,575	153,308
Loral Space & Communications, Inc. *	1,608	63,516
Marcus Corp. (The)	979	37,741
MDC Partners, Inc., Class A *	2,674	13,638
Meredith Corp.	2,002	106,406
MSG Networks, Inc., Class A *	2,982	70,226
New York Times Co. (The), Class A	7,416	183,917
Nexstar Media Group, Inc., Class A	1,636	121,800
Scholastic Corp.	2,530	105,653
Sinclair Broadcast Group, Inc., Class A	2,178	56,192
TEGNA, Inc.	14,793	163,167
World Wrestling Entertainment, Inc., Class A	3,494	276,410

		1,622,733

Metals & Mining — 1.6%
AK Steel Holding Corp. *	7,142	33,068
Allegheny Technologies, Inc. *	4,234	117,705
Carpenter Technology Corp.	2,485	136,104
Century Aluminum Co. *	4,110	52,649
Coeur Mining, Inc. *	2,767	19,369
Commercial Metals Co.	6,488	144,942
Compass Minerals International, Inc.	3,438	233,268
Haynes International, Inc.	2,118	89,930
Hecla Mining Co.	19,775	63,280
Kaiser Aluminum Corp.	2,526	281,952
Materion Corp.	1,100	68,970

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Metals & Mining — continued
Olympic Steel, Inc.	1,204	26,620
SunCoke Energy, Inc. *	5,545	63,269
Warrior Met Coal, Inc.	3,709	95,952
Worthington Industries, Inc.	2,872	134,467

		1,561,545

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AG Mortgage Investment Trust, Inc.	1,777	34,705
ARMOUR Residential REIT, Inc.	3,154	74,971
Capstead Mortgage Corp.	10,927	91,459
CYS Investments, Inc.	10,356	75,702
Exantas Capital Corp.	1,972	20,686
Ladder Capital Corp.	4,124	65,943
New York Mortgage Trust, Inc.	8,469	52,592
Redwood Trust, Inc.	3,016	50,699
Western Asset Mortgage Capital Corp.	4,179	46,262

		513,019

Multiline Retail — 0.3%
Big Lots, Inc.	2,197	95,416
Dillard’s, Inc., Class A	916	73,527
Fred’s, Inc., Class A	1,591	3,468
Ollie’s Bargain Outlet Holdings, Inc. *	2,039	141,711

		314,122

Multi-Utilities — 1.7%
Avista Corp.	10,412	526,639
Black Hills Corp.	11,186	670,824
NorthWestern Corp.	8,063	478,378

		1,675,841

Oil, Gas & Consumable Fuels — 2.4%
Abraxas Petroleum Corp. *	10,850	28,210
Arch Coal, Inc., Class A	1,515	128,154
Callon Petroleum Co. *	5,762	61,999
Carrizo Oil & Gas, Inc. *	3,006	84,709
Contango Oil & Gas Co. *	1,005	5,638
CVR Energy, Inc.	4,136	162,503
Delek US Holdings, Inc.	2,359	125,782
Denbury Resources, Inc. *	15,054	67,894
DHT Holdings, Inc.	7,766	33,005
Frontline Ltd. (Norway) *	1,201	6,137
GasLog Ltd. (Monaco)	2,339	39,412
Golar LNG Ltd. (Bermuda)	3,530	91,815
Green Plains, Inc.	6,301	104,597
Gulfport Energy Corp. *	8,505	97,893
Halcon Resources Corp. *	8,776	34,314
Laredo Petroleum, Inc. *	9,930	92,548
Matador Resources Co. *	4,476	149,946
NACCO Industries, Inc., Class A	1,196	39,468
Nordic American Tankers Ltd.	1,114	2,506
Oasis Petroleum, Inc. *	3,264	39,886
Pacific Ethanol, Inc. *	4,524	13,233
Peabody Energy Corp.	3,880	164,861
REX American Resources Corp. *	1,770	136,290
Sanchez Energy Corp. *	3,043	13,541
Scorpio Tankers, Inc. (Monaco)	5,134	11,038
SemGroup Corp., Class A	4,612	115,992
Ship Finance International Ltd. (Norway)	6,774	98,562
Southwestern Energy Co. *	19,169	98,529
SRC Energy, Inc. *	8,873	100,442

Investments	Shares	Value($)
Oil, Gas & Consumable Fuels — continued
Teekay Tankers Ltd., Class A (Bermuda)	10,521	9,979
Ultra Petroleum Corp. *	8,740	15,470
W&T Offshore, Inc. *	7,105	49,309
WildHorse Resource Development Corp. *	3,542	77,676

		2,301,338

Paper & Forest Products — 0.8%
Boise Cascade Co.	2,078	89,873
Clearwater Paper Corp. *	1,797	40,612
KapStone Paper and Packaging Corp.	3,886	135,155
Louisiana-Pacific Corp.	3,203	86,225
PH Glatfelter Co.	6,870	112,462
Schweitzer-Mauduit International, Inc.	6,344	263,213

		727,540

Personal Products — 1.5%
Medifast, Inc.	4,276	734,104
Nature’s Sunshine Products, Inc. *	598	4,724
USANA Health Sciences, Inc. *	5,228	691,403

		1,430,231

Pharmaceuticals — 0.8%
Aerie Pharmaceuticals, Inc. *	1,039	70,184
Amneal Pharmaceuticals, Inc. *	1,946	37,305
ANI Pharmaceuticals, Inc. *	990	66,280
Corcept Therapeutics, Inc. *	3,687	48,410
Depomed, Inc. *	1,688	14,956
Innoviva, Inc. *	5,490	77,683
Intersect ENT, Inc. *	1,597	51,663
Lannett Co., Inc. *	1,455	18,551
Mallinckrodt plc *	3,610	84,655
Melinta Therapeutics, Inc. *	323	1,712
Pacira Pharmaceuticals, Inc. *	601	24,160
Paratek Pharmaceuticals, Inc. *	1,882	19,008
Prestige Brands Holdings, Inc. *	3,146	112,407
Supernus Pharmaceuticals, Inc. *	1,422	75,295
Theravance Biopharma, Inc. *	1,845	44,188

		746,457

Professional Services — 1.1%
Acacia Research Corp. *	672	2,554
ASGN, Inc. *	1,480	133,644
CRA International, Inc.	1,338	72,413
Forrester Research, Inc.	2,058	95,182
FTI Consulting, Inc. *	1,453	114,729
Heidrick & Struggles International, Inc.	660	26,994
Huron Consulting Group, Inc. *	806	35,182
Insperity, Inc.	2,093	199,044
Kelly Services, Inc., Class A	1,039	25,237
Korn/Ferry International	944	62,285
Navigant Consulting, Inc. *	3,277	71,308
Resources Connection, Inc.	1,568	24,931
TriNet Group, Inc. *	2,441	131,448
TrueBlue, Inc. *	584	15,797
WageWorks, Inc. *	261	13,781

		1,024,529

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	2,113	44,162
Rafael Holdings, Inc., Class B *	3,550	32,305

		76,467

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Road & Rail — 1.3%
AMERCO	1,942	732,289
ArcBest Corp.	1,893	88,119
Avis Budget Group, Inc. *	1,868	65,100
Covenant Transportation Group, Inc., Class A *	2,370	68,683
Heartland Express, Inc.	3,159	60,621
Saia, Inc. *	1,162	87,557
Schneider National, Inc., Class B	838	21,905
Werner Enterprises, Inc.	3,147	117,226

		1,241,500

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc. *	1,528	93,575
Amkor Technology, Inc. *	7,237	62,817
Axcelis Technologies, Inc. *	2,220	48,840
Brooks Automation, Inc.	2,728	83,422
Cabot Microelectronics Corp.	2,050	246,922
CEVA, Inc. *	1,737	52,284
Cirrus Logic, Inc. *	1,160	50,182
Cohu, Inc.	506	12,741
Cree, Inc. *	2,593	122,260
Diodes, Inc. *	2,816	104,643
DSP Group, Inc. *	696	8,700
Entegris, Inc.	3,679	129,317
Integrated Device Technology, Inc. *	2,981	102,636
Lattice Semiconductor Corp. *	10,015	77,015
MaxLinear, Inc. *	3,828	66,263
Monolithic Power Systems, Inc.	567	75,230
Nanometrics, Inc. *	3,701	139,380
NeoPhotonics Corp. *	4,291	27,334
Photronics, Inc. *	4,157	37,413
Power Integrations, Inc.	1,500	107,250
Rambus, Inc. *	5,800	71,688
Semtech Corp. *	3,128	148,424
Sigma Designs, Inc. *	45	272
Silicon Laboratories, Inc. *	1,262	120,205
Synaptics, Inc. *	591	29,615
Ultra Clean Holdings, Inc. *	2,389	32,060
Veeco Instruments, Inc. *	1,040	15,236
Xcerra Corp. *	10,559	150,360
Xperi Corp.	4,467	74,375

		2,290,459

Software — 2.9%
8x8, Inc. *	10,295	205,385
ACI Worldwide, Inc. *	8,687	224,472
Agilysys, Inc. *	1,901	31,271
Aspen Technology, Inc. *	1,190	113,990
Blackbaud, Inc.	1,282	127,956
Bottomline Technologies DE, Inc. *	1,800	97,020
CommVault Systems, Inc. *	2,438	158,226
Ebix, Inc.	2,201	174,649
Ellie Mae, Inc. *	1,007	99,915
Everbridge, Inc. *	1,509	67,875
Fair Isaac Corp. *	1,078	217,174
Globant SA (Argentina) *	620	34,373
HubSpot, Inc. *	788	97,791
MicroStrategy, Inc., Class A *	726	94,489
OneSpan, Inc. *	2,907	47,384
Paylocity Holding Corp. *	1,345	78,010

Investments	Shares	Value($)
Software — continued
Pegasystems, Inc.	3,211	178,532
Progress Software Corp.	4,710	173,281
Qualys, Inc. *	3,608	314,257
RealNetworks, Inc. *	3,438	12,342
Rosetta Stone, Inc. *	3,169	46,584
TiVo Corp.	3,551	43,145
Varonis Systems, Inc. *	1,392	83,207
Verint Systems, Inc. *	2,475	111,128

		2,832,456

Specialty Retail — 3.8%
Aaron’s, Inc.	2,254	97,621
Abercrombie & Fitch Co., Class A	2,277	53,942
American Eagle Outfitters, Inc.	5,869	147,781
Asbury Automotive Group, Inc. *	1,427	100,318
At Home Group, Inc. *	1,894	68,695
Barnes & Noble, Inc.	4,743	28,932
Bed Bath & Beyond, Inc.	5,171	96,853
Boot Barn Holdings, Inc. *	2,979	69,679
Buckle, Inc. (The)	4,870	117,124
Build-A-Bear Workshop, Inc. *	2,621	21,230
Caleres, Inc.	3,291	110,216
Camping World Holdings, Inc., Class A	4,811	106,660
Cato Corp. (The), Class A	2,744	68,326
Chico’s FAS, Inc.	7,070	61,509
Children’s Place, Inc. (The)	790	97,091
Citi Trends, Inc.	2,393	67,985
Conn’s, Inc. *	1,129	38,273
DSW, Inc., Class A	5,453	149,630
Express, Inc. *	2,945	28,360
Five Below, Inc. *	2,016	195,875
Francesca’s Holdings Corp. *	4,927	40,106
GameStop Corp., Class A	9,188	132,399
GNC Holdings, Inc., Class A *	2,775	8,825
Group 1 Automotive, Inc.	1,462	102,325
Guess?, Inc.	4,459	101,041
Haverty Furniture Cos., Inc.	2,556	50,609
Hibbett Sports, Inc. *	2,361	54,185
Kirkland’s, Inc. *	2,492	28,359
Lithia Motors, Inc., Class A	856	76,227
Lumber Liquidators Holdings, Inc. *	864	16,710
Monro, Inc.	4,074	274,791
Murphy USA, Inc. *	1,978	156,737
Office Depot, Inc.	12,343	30,981
Pier 1 Imports, Inc.	4,359	9,415
Rent-A-Center, Inc. *	2,648	39,296
RH *	473	64,262
Shoe Carnival, Inc.	4,385	137,558
Signet Jewelers Ltd.	1,856	107,165
Sleep Number Corp. *	4,190	119,373
Sonic Automotive, Inc., Class A	2,327	47,355
Tailored Brands, Inc.	1,890	38,102
Tile Shop Holdings, Inc.	2,701	22,418
Zumiez, Inc. *	13,622	308,538

		3,692,877

Technology Hardware, Storage & Peripherals — 0.3%
Cray, Inc. *	2,120	52,894
Diebold Nixdorf, Inc.	2,986	33,891
Electronics For Imaging, Inc. *	1,891	64,521

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Technology Hardware, Storage & Peripherals — continued
Stratasys Ltd. *	3,534	68,630
Super Micro Computer, Inc. *	2,149	47,493

		267,429

Textiles, Apparel & Luxury Goods — 2.6%
Columbia Sportswear Co.	7,021	610,687
Deckers Outdoor Corp. *	2,284	257,704
G-III Apparel Group Ltd. *	3,945	180,286
Movado Group, Inc.	2,488	123,902
Oxford Industries, Inc.	2,763	254,528
Steven Madden Ltd.	11,574	625,575
Vera Bradley, Inc. *	17,874	237,545
Wolverine World Wide, Inc.	8,042	284,526

		2,574,753

Thrifts & Mortgage Finance — 0.7%
BofI Holding, Inc. *	1,814	70,782
Capitol Federal Financial, Inc.	5,281	69,023
Dime Community Bancshares, Inc.	3,562	61,266
Kearny Financial Corp.	4,369	62,695
MGIC Investment Corp. *	5,472	68,291
Northwest Bancshares, Inc.	4,083	73,576
OceanFirst Financial Corp.	3,424	99,878
Oritani Financial Corp.	3,160	50,560
PHH Corp. *	2,309	25,099
TrustCo Bank Corp.	3,614	32,887
Washington Federal, Inc.	2,746	92,128

		706,185

Tobacco — 1.0%
Universal Corp.	5,696	393,594
Vector Group Ltd.	33,403	616,285

		1,009,879

Trading Companies & Distributors — 1.4%
Aircastle Ltd.	3,890	80,640
Applied Industrial Technologies, Inc.	4,660	347,869
Beacon Roofing Supply, Inc. *	2,913	122,579
DXP Enterprises, Inc. *	544	22,489
GATX Corp.	1,642	135,202
GMS, Inc. *	1,908	50,066
Kaman Corp.	2,200	145,684
Lawson Products, Inc. *	823	22,262
MRC Global, Inc. *	6,363	144,122
SiteOne Landscape Supply, Inc. *	2,295	204,622
Systemax, Inc.	959	42,887
Textainer Group Holdings Ltd. *	1,384	22,006
Titan Machinery, Inc. *	2,866	43,391

		1,383,819

Water Utilities — 1.3%
American States Water Co.	10,449	628,194
California Water Service Group	8,810	362,091
Connecticut Water Service, Inc.	1,755	113,057
SJW Group	2,426	156,914

		1,260,256

TOTAL COMMON STOCKS (Cost $86,095,599)		96,862,253

Investments	No. of Rights	Value($)
RIGHTS — 0.0%(a)
Media — 0.0%(a)
Media General, Inc., CVR *‡ (Cost $–)	1,533	75

Investments	Shares
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (b)(c) (Cost $368,103)	368,103	368,103

Total Investments — 99.9% (Cost $86,463,702)		97,230,431
Other Assets Less Liabilities — 0.1%		53,388

Net Assets — 100.0%		97,283,819

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations

CVR	Contingent Value Rights

(a)	Amount rounds to less than 0.05% of net assets.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Other Common Stocks	$96,862,253	$—	$—	$96,862,253
Rights
Media	—	—	75	75
Short-Term Investments
Investment Companies	368,103	—	—	368,103

Total Investments in Securities	$97,230,356	$—	$75	$97,230,431

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	481	156,854

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	1,042	124,925

Airlines — 0.4%
Copa Holdings SA, Class A (Panama)	986	95,977

Automobiles — 1.5%
Ford Motor Co.	13,642	136,966
General Motors Co.	3,824	144,968
Harley-Davidson, Inc.	3,260	139,821

		421,755

Banks — 0.6%
PacWest Bancorp	1,261	63,328
People’s United Financial, Inc.	6,084	110,911

		174,239

Beverages — 1.5%
Brown-Forman Corp., Class B	182	9,686
Coca-Cola Co. (The)	3,934	183,442
Molson Coors Brewing Co., Class B	704	47,168
PepsiCo, Inc.	1,412	162,380

		402,676

Biotechnology — 1.8%
AbbVie, Inc.	1,569	144,709
Amgen, Inc.	889	174,733
Gilead Sciences, Inc.	2,082	162,042

		481,484

Chemicals — 5.5%
Air Products & Chemicals, Inc.	1,005	164,991
CF Industries Holdings, Inc.	3,880	172,350
Eastman Chemical Co.	1,544	159,989
Huntsman Corp.	3,588	120,306
LyondellBasell Industries NV, Class A	1,447	160,313
Mosaic Co. (The)	5,849	176,113
Olin Corp.	4,140	122,171
Praxair, Inc.	1,041	174,368
RPM International, Inc.	2,705	174,121
Scotts Miracle-Gro Co. (The)	1,037	82,369

		1,507,091

Commercial Services & Supplies — 0.6%
Waste Management, Inc.	1,894	170,460

Containers & Packaging — 2.2%
Bemis Co., Inc.	558	25,618
International Paper Co.	2,717	145,984
Packaging Corp. of America	1,344	151,738
Sonoco Products Co.	2,947	164,501
WestRock Co.	2,159	125,179

		613,020

Distributors — 0.6%
Genuine Parts Co.	1,703	165,719

Investments	Shares	Value($)
Diversified Consumer Services — 0.4%
H&R Block, Inc.	4,550	114,478

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	5,202	166,308
CenturyLink, Inc.	8,848	166,077
Verizon Communications, Inc.	3,585	185,129
Zayo Group Holdings, Inc. *	797	29,561

		547,075

Electric Utilities — 9.7%
Alliant Energy Corp.	3,517	151,126
American Electric Power Co., Inc.	2,172	154,516
Avangrid, Inc.	2,143	107,279
Duke Energy Corp.	2,115	172,626
Edison International	2,224	148,185
Entergy Corp.	1,991	161,828
Evergy, Inc.	2,741	153,743
Eversource Energy	2,566	155,808
Exelon Corp.	3,924	166,770
FirstEnergy Corp.	4,682	165,883
Hawaiian Electric Industries, Inc.	2,799	98,441
NextEra Energy, Inc.	831	139,226
OGE Energy Corp.	3,300	119,592
PG&E Corp.	3,727	160,559
Pinnacle West Capital Corp.	1,734	139,466
PPL Corp.	5,621	161,716
Southern Co. (The)	3,624	176,126
Xcel Energy, Inc.	3,185	149,249

		2,682,139

Electrical Equipment — 1.9%
Eaton Corp. plc	2,023	168,253
Emerson Electric Co.	2,296	165,955
Hubbell, Inc.	1,219	150,241
Rockwell Automation, Inc.	166	31,135

		515,584

Energy Equipment & Services — 0.5%
Helmerich & Payne, Inc.	2,420	148,467

Equity Real Estate Investment Trusts (REITs) — 10.2%
Apple Hospitality REIT, Inc.	2,370	42,636
Brandywine Realty Trust	8,452	139,374
Brixmor Property Group, Inc.	1,388	24,554
Colony Capital, Inc.	2,654	16,349
Corporate Office Properties Trust	969	28,818
DDR Corp.	5,792	79,351
Digital Realty Trust, Inc.	1,433	173,995
Duke Realty Corp.	3,449	100,435
EPR Properties	581	38,631
Gaming and Leisure Properties, Inc.	3,619	131,442
HCP, Inc.	3,997	103,522
Healthcare Trust of America, Inc., Class A	741	20,244
Hospitality Properties Trust	4,400	124,388
Iron Mountain, Inc.	3,938	138,263
Kimco Realty Corp.	7,152	119,367
Liberty Property Trust	3,625	155,368
Macerich Co. (The)	1,201	70,931
Medical Properties Trust, Inc.	2,007	28,921
National Retail Properties, Inc.	2,375	105,949

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Omega Healthcare Investors, Inc.	5,113	151,805
Outfront Media, Inc.	2,861	60,796
Rayonier, Inc.	3,009	105,345
Retail Value, Inc. *	583	19,262
Senior Housing Properties Trust	7,260	129,518
Spirit Realty Capital, Inc.	20,071	167,994
Uniti Group, Inc.	7,652	135,287
Ventas, Inc.	722	40,706
VEREIT, Inc.	17,642	134,609
Welltower, Inc.	1,647	103,102
WP Carey, Inc.	1,595	104,281

		2,795,243

Food & Staples Retailing — 0.6%
Sysco Corp.	2,490	167,353

Food Products — 3.5%
Archer-Daniels-Midland Co.	1,074	51,831
Campbell Soup Co.	3,980	162,782
Conagra Brands, Inc.	4,019	147,538
Flowers Foods, Inc.	6,960	141,984
General Mills, Inc.	3,190	146,931
JM Smucker Co. (The)	83	9,223
Kellogg Co.	2,090	148,453
Kraft Heinz Co. (The)	2,356	141,949

		950,691

Gas Utilities — 0.3%
National Fuel Gas Co.	1,733	93,062

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	2,697	176,761
Becton Dickinson and Co.	738	184,773
Hill-Rom Holdings, Inc.	413	38,905
Medtronic plc	1,876	169,271
ResMed, Inc.	1,252	132,437
Stryker Corp.	939	153,292

		855,439

Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	1,987	99,251
Quest Diagnostics, Inc.	1,455	156,732

		255,983

Hotels, Restaurants & Leisure — 3.7%
Darden Restaurants, Inc.	1,738	185,862
Extended Stay America, Inc.	7,102	151,202
International Game Technology plc	2,703	68,332
Las Vegas Sands Corp.	2,007	144,303
McDonald’s Corp.	1,044	164,472
Six Flags Entertainment Corp.	2,292	148,865
Wendy’s Co. (The)	9,959	166,116

		1,029,152

Household Durables — 2.1%
Garmin Ltd.	2,657	165,930
Leggett & Platt, Inc.	3,253	141,733
Newell Brands, Inc.	5,688	148,969
Whirlpool Corp.	913	119,694

		576,326

Household Products — 1.6%
Clorox Co. (The)	1,015	137,198
Kimberly-Clark Corp.	1,343	152,914

Investments	Shares	Value($)
Household Products — continued
Procter & Gamble Co. (The)	2,000	161,760

		451,872

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	12,606	168,416

Industrial Conglomerates — 1.1%
3M Co.	746	158,391
General Electric Co.	10,459	142,556

		300,947

Insurance — 0.6%
Old Republic International Corp.	7,639	162,787

IT Services — 1.0%
International Business Machines Corp.	669	96,958
Paychex, Inc.	2,461	169,858

		266,816

Leisure Products — 1.1%
Hasbro, Inc.	1,511	150,511
Mattel, Inc.	9,026	143,242

		293,753

Life Sciences Tools & Services — 0.1%
Bio-Techne Corp.	178	28,594

Machinery — 1.8%
Caterpillar, Inc.	1,086	156,167
Cummins, Inc.	964	137,669
Stanley Black & Decker, Inc.	988	147,676
Timken Co. (The)	1,183	58,263

		499,775

Media — 0.7%
Cinemark Holdings, Inc.	3,308	118,823
Viacom, Inc., Class B	2,633	76,489

		195,312

Metals & Mining — 1.1%
Nucor Corp.	2,468	165,183
Reliance Steel & Aluminum Co.	1,593	143,689

		308,872

Mortgage Real Estate Investment Trusts (REITs) — 3.1%
AGNC Investment Corp.	7,707	150,055
Annaly Capital Management, Inc.	13,088	140,304
Chimera Investment Corp.	6,652	127,053
MFA Financial, Inc.	16,845	135,602
Starwood Property Trust, Inc.	6,782	154,901
Two Harbors Investment Corp.	9,022	139,841

		847,756

Multiline Retail — 2.3%
Kohl’s Corp.	2,410	178,027
Macy’s, Inc.	4,607	183,036
Nordstrom, Inc.	2,096	109,851
Target Corp.	2,173	175,318

		646,232

Multi-Utilities — 7.3%
Ameren Corp.	2,589	160,673
CenterPoint Energy, Inc.	5,895	167,889
CMS Energy Corp.	3,153	152,416
Consolidated Edison, Inc.	1,989	156,992
Dominion Energy, Inc.	2,179	156,256
DTE Energy Co.	1,389	150,762

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Multi-Utilities — continued
MDU Resources Group, Inc.	5,739	166,431
NiSource, Inc.	5,298	138,702
Public Service Enterprise Group, Inc.	3,052	157,361
SCANA Corp.	4,011	160,400
Sempra Energy	1,268	146,568
Vectren Corp.	1,895	135,436
WEC Energy Group, Inc.	2,403	159,487

		2,009,373

Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	1,392	175,768
Exxon Mobil Corp.	1,239	100,991
Kinder Morgan, Inc.	3,653	64,950
Murphy Oil Corp.	2,030	67,518
Occidental Petroleum Corp.	1,945	163,244
ONEOK, Inc.	2,373	167,154
PBF Energy, Inc., Class A	2,861	133,609
Targa Resources Corp.	3,153	161,024
Williams Cos., Inc. (The)	5,406	160,828

		1,195,086

Paper & Forest Products — 0.6%
Domtar Corp.	3,334	160,765

Personal Products — 0.7%
Coty, Inc., Class A	10,105	135,508
Nu Skin Enterprises, Inc., Class A	731	53,253

		188,761

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	2,581	151,634
Eli Lilly & Co.	1,752	173,115
Johnson & Johnson	1,473	195,202
Merck & Co., Inc.	2,838	186,939
Pfizer, Inc.	4,774	190,626

		897,516

Professional Services — 0.3%
Nielsen Holdings plc	3,570	84,109

Road & Rail — 0.2%
Norfolk Southern Corp.	383	64,727

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.	1,669	160,458
Cypress Semiconductor Corp.	9,134	162,677
Intel Corp.	3,155	151,755
KLA-Tencor Corp.	1,421	166,854
Maxim Integrated Products, Inc.	2,641	161,471
Microchip Technology, Inc.	1,389	129,774
QUALCOMM, Inc.	1,194	76,523
Xilinx, Inc.	2,045	147,383

		1,156,895

Software — 1.2%
CA, Inc.	2,804	123,965
Microsoft Corp.	2,027	215,024

		338,989

Specialty Retail — 2.2%
Best Buy Co., Inc.	98	7,353
Foot Locker, Inc.	2,936	143,306
Gap, Inc. (The)	5,057	152,570
Home Depot, Inc. (The)	859	169,670

Investments	Shares	Value($)
Specialty Retail — continued
L Brands, Inc.	3,951	125,128

		598,027

Technology Hardware, Storage & Peripherals — 0.6%
HP, Inc.	1,692	39,051
Xerox Corp.	4,477	116,268

		155,319

Textiles, Apparel & Luxury Goods — 1.7%
Hanesbrands, Inc.	6,184	137,656
Tapestry, Inc.	3,155	148,664
VF Corp.	1,992	183,403

		469,723

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	10,239	110,274

Tobacco — 1.1%
Altria Group, Inc.	2,498	146,583
Philip Morris International, Inc.	1,763	152,147

		298,730

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	2,979	135,276

Wireless Telecommunication Services — 1.4%
Sprint Corp. *	21,315	115,741
Telephone & Data Systems, Inc.	4,933	124,558
T-Mobile US, Inc. *	2,450	147,000

		387,299

TOTAL COMMON STOCKS (Cost $26,661,604)		27,467,193

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (a)(b) (Cost $120,690)	120,690	120,690

Total Investments — 100.2% (Cost $26,782,294)		27,587,883
Liabilities in Excess of Other Assets — (0.2%)		(50,560)

Net Assets — 100.0%		27,537,323

Percentages indicated are based on net assets.

JPMorgan U.S. Dividend ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,587,883	$—	$—	$27,587,883

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.2%
Harris Corp.	963	158,847
L3 Technologies, Inc.	770	165,119
Lockheed Martin Corp.	454	148,049
Raytheon Co.	735	145,552

		617,567

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	1,196	143,388

Banks — 0.5%
US Bancorp	2,655	140,742

Beverages — 2.6%
Brown-Forman Corp., Class B	2,833	150,772
Coca-Cola Co. (The)	3,590	167,402
Constellation Brands, Inc., Class A	599	125,928
Molson Coors Brewing Co., Class B	1,746	116,982
PepsiCo, Inc.	1,410	162,150

		723,234

Biotechnology — 0.5%
Amgen, Inc.	718	141,123

Chemicals — 4.8%
Air Products & Chemicals, Inc.	897	147,260
Ashland Global Holdings, Inc.	2,061	169,229
DowDuPont, Inc.	266	18,293
Ecolab, Inc.	1,124	158,147
International Flavors & Fragrances, Inc.	1,093	145,107
NewMarket Corp.	128	52,408
PPG Industries, Inc.	1,370	151,604
Praxair, Inc.	1,026	171,855
RPM International, Inc.	2,626	169,036
Scotts Miracle-Gro Co. (The)	1,465	116,365
WR Grace & Co.	525	38,776

		1,338,080

Commercial Services & Supplies — 1.6%
Copart, Inc. *	1,888	108,352
Republic Services, Inc.	1,981	143,583
Rollins, Inc.	465	25,547
Waste Management, Inc.	1,765	158,850

		436,332

Communications Equipment — 0.2%
Motorola Solutions, Inc.	513	62,227

Containers & Packaging — 0.5%
Avery Dennison Corp.	1,004	115,139
Bemis Co., Inc.	583	26,765

		141,904

Distributors — 1.0%
Genuine Parts Co.	1,567	152,485
Pool Corp.	886	135,779

		288,264

Investments	Shares	Value($)
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B *	840	166,211

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	4,428	141,563
CenturyLink, Inc.	3,055	57,342
Verizon Communications, Inc.	3,261	168,398
Zayo Group Holdings, Inc. *	4,454	165,199

		532,502

Electric Utilities — 8.1%
Alliant Energy Corp.	3,627	155,852
American Electric Power Co., Inc.	2,359	167,819
Avangrid, Inc.	1,889	94,563
Duke Energy Corp.	2,078	169,606
Edison International	1,228	81,822
Entergy Corp.	1,892	153,782
Evergy, Inc.	2,826	158,510
Eversource Energy	2,523	153,196
Exelon Corp.	3,228	137,190
Hawaiian Electric Industries, Inc.	2,298	80,821
NextEra Energy, Inc.	968	162,179
OGE Energy Corp.	4,103	148,693
Pinnacle West Capital Corp.	1,782	143,326
PPL Corp.	4,888	140,628
Southern Co. (The)	3,571	173,551
Xcel Energy, Inc.	3,171	148,593

		2,270,131

Electrical Equipment — 0.5%
Hubbell, Inc.	1,218	150,119

Energy Equipment & Services — 0.9%
Halliburton Co.	2,786	118,182
Schlumberger Ltd.	2,003	135,243

		253,425

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	1,048	155,356
Apple Hospitality REIT, Inc.	1,168	21,012
Camden Property Trust	100	9,259
Crown Castle International Corp.	1,438	159,374
Equity Commonwealth *	1,429	46,071
Federal Realty Investment Trust	857	107,553
Gaming and Leisure Properties, Inc.	1,007	36,574
National Retail Properties, Inc.	923	41,175
Regency Centers Corp.	519	33,024

		609,398

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	809	176,936
Kroger Co. (The)	4,875	141,375
Sysco Corp.	2,465	165,673
US Foods Holding Corp. *	1,450	49,025
Walmart, Inc.	1,688	150,620

		683,629

Food Products — 6.2%
Campbell Soup Co.	2,551	104,336
Conagra Brands, Inc.	3,934	144,417
General Mills, Inc.	3,158	145,458
Hershey Co. (The)	1,215	119,325
Hormel Foods Corp.	3,755	135,067
Ingredion, Inc.	1,199	121,459

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Food Products — continued
JM Smucker Co. (The)	1,197	133,011
Kellogg Co.	2,074	147,316
Kraft Heinz Co. (The)	2,324	140,021
Lamb Weston Holdings, Inc.	767	53,897
McCormick & Co., Inc. (Non-Voting)	1,496	175,840
Mondelez International, Inc., Class A	3,358	145,670
Pinnacle Foods, Inc.	2,341	155,489

		1,721,306

Gas Utilities — 1.2%
Atmos Energy Corp.	1,745	160,313
UGI Corp.	3,124	166,010

		326,323

Health Care Equipment & Supplies — 9.0%
Abbott Laboratories	2,609	170,994
Baxter International, Inc.	2,263	163,954
Becton Dickinson and Co.	724	181,268
Cooper Cos., Inc. (The)	577	150,309
DENTSPLY SIRONA, Inc.	2,394	115,175
Hill-Rom Holdings, Inc.	1,741	164,002
IDEXX Laboratories, Inc. *	770	188,596
Intuitive Surgical, Inc. *	349	177,358
Medtronic plc	1,671	150,774
ResMed, Inc.	1,559	164,911
STERIS plc	1,282	146,751
STERIS plc	4	458
Stryker Corp.	922	150,517
Teleflex, Inc.	600	163,626
Varian Medical Systems, Inc. *	1,338	154,472
West Pharmaceutical Services, Inc.	1,169	128,181
Zimmer Biomet Holdings, Inc.	1,197	150,247

		2,521,593

Health Care Providers & Services — 6.0%
Aetna, Inc.	725	136,583
AmerisourceBergen Corp.	1,678	137,311
Anthem, Inc.	605	153,065
Cardinal Health, Inc.	1,864	93,107
Cigna Corp.	353	63,335
CVS Health Corp.	1,423	92,296
DaVita, Inc. *	2,217	155,811
Express Scripts Holding Co. *	1,704	135,400
Henry Schein, Inc. *	1,723	136,823
Laboratory Corp. of America Holdings *	887	155,526
MEDNAX, Inc. *	2,239	95,807
Quest Diagnostics, Inc.	1,433	154,363
UnitedHealth Group, Inc.	666	168,644

		1,678,071

Hotels, Restaurants & Leisure — 0.7%
McDonald’s Corp.	955	150,451
Yum! Brands, Inc.	706	55,979

		206,430

Household Durables — 1.4%
Leggett & Platt, Inc.	3,233	140,862
Mohawk Industries, Inc. *	655	123,376
NVR, Inc. *	47	129,693

		393,931

Investments	Shares	Value($)
Household Products — 3.1%
Church & Dwight Co., Inc.	2,966	165,799
Clorox Co. (The)	1,175	158,825
Colgate-Palmolive Co.	2,184	146,350
Kimberly-Clark Corp.	1,367	155,647
Procter & Gamble Co. (The)	1,832	148,172
Spectrum Brands Holdings, Inc. *	1,111	97,068

		871,861

Independent Power and Renewable Electricity Producers — 0.5%
Vistra Energy Corp. *	6,532	147,623

Industrial Conglomerates — 0.5%
3M Co.	679	144,165

Insurance — 5.8%
Aflac, Inc.	893	41,560
Allstate Corp. (The)	1,595	151,716
American Financial Group, Inc.	1,402	157,991
Aon plc	201	28,854
Aon plc	3	431
Arch Capital Group Ltd. *	4,765	145,618
Arthur J Gallagher & Co.	877	62,574
Brown & Brown, Inc.	1,484	43,422
Chubb Ltd.	979	136,786
Cincinnati Financial Corp.	1,845	139,537
Everest Re Group Ltd.	414	90,397
Markel Corp. *	144	168,480
Marsh & McLennan Cos., Inc.	1,925	160,468
RenaissanceRe Holdings Ltd. (Bermuda)	1,030	135,806
White Mountains Insurance Group Ltd.	77	70,303
WR Berkley Corp.	1,186	89,911

		1,623,854

IT Services — 1.9%
Amdocs Ltd.	2,375	160,502
Automatic Data Processing, Inc.	1,233	166,443
International Business Machines Corp.	631	91,451
Jack Henry & Associates, Inc.	469	63,174
Paychex, Inc.	653	45,070

		526,640

Leisure Products — 0.3%
Hasbro, Inc.	928	92,438

Life Sciences Tools & Services — 3.1%
Bio-Rad Laboratories, Inc., Class A *	558	171,111
Bio-Techne Corp.	969	155,660
IQVIA Holdings, Inc. *	1,354	165,107
QIAGEN NV *	1,380	49,846
Thermo Fisher Scientific, Inc.	767	179,884
Waters Corp. *	780	153,870

		875,478

Machinery — 1.0%
Snap-on, Inc.	865	146,695
Stanley Black & Decker, Inc.	965	144,239

		290,934

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Media — 0.8%
Omnicom Group, Inc.	1,036	71,308
Walt Disney Co. (The)	1,347	152,965

		224,273

Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AGNC Investment Corp.	8,461	164,736
Annaly Capital Management, Inc.	12,458	133,550
Chimera Investment Corp.	1,094	20,895
MFA Financial, Inc.	4,443	35,766
Starwood Property Trust, Inc.	7,379	168,536
Two Harbors Investment Corp.	3,915	60,683

		584,166

Multiline Retail — 0.8%
Dollar Tree, Inc. *	750	68,460
Target Corp.	2,040	164,587

		233,047

Multi-Utilities — 6.0%
Ameren Corp.	2,558	158,749
CenterPoint Energy, Inc.	5,110	145,533
CMS Energy Corp.	3,329	160,924
Consolidated Edison, Inc.	1,838	145,073
Dominion Energy, Inc.	2,082	149,300
DTE Energy Co.	1,564	169,757
NiSource, Inc.	5,753	150,614
Public Service Enterprise Group, Inc.	3,025	155,969
Sempra Energy	1,308	151,192
Vectren Corp.	1,920	137,222
WEC Energy Group, Inc.	2,355	156,301

		1,680,634

Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	1,295	163,520
ConocoPhillips	1,711	123,483
EOG Resources, Inc.	256	33,009
Exxon Mobil Corp.	1,707	139,137
Kinder Morgan, Inc.	1,003	17,833
Occidental Petroleum Corp.	1,905	159,887
Phillips 66	1,376	169,716
Valero Energy Corp.	1,323	156,577

		963,162

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	1,073	144,791

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	2,055	120,731
Eli Lilly & Co.	1,732	171,139
Johnson & Johnson	1,186	157,169
Merck & Co., Inc.	2,478	163,226
Pfizer, Inc.	4,422	176,570
Zoetis, Inc.	1,915	165,609

		954,444

Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	1,236	155,600

Road & Rail — 0.4%
Union Pacific Corp.	766	114,816

Investments	Shares	Value($)
Semiconductors & Semiconductor Equipment — 0.6%
Texas Instruments, Inc.	1,435	159,744

Software — 2.8%
ANSYS, Inc. *	984	166,178
CA, Inc.	1,668	73,742
CDK Global, Inc.	790	49,336
Intuit, Inc.	796	162,575
Microsoft Corp.	1,645	174,502
Synopsys, Inc. *	1,810	161,868

		788,201

Specialty Retail — 1.8%
AutoZone, Inc. *	188	132,639
Home Depot, Inc. (The)	763	150,708
O’Reilly Automotive, Inc. *	242	74,052
TJX Cos., Inc. (The)	1,565	152,212

		509,611

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	2,114	162,588
VF Corp.	1,975	181,838

		344,426

Thrifts & Mortgage Finance — 0.2%
TFS Financial Corp.	2,700	41,094

Tobacco — 1.0%
Altria Group, Inc.	2,401	140,890
Philip Morris International, Inc.	1,549	133,679

		274,569

Water Utilities — 1.0%
American Water Works Co., Inc.	1,787	157,703
Aqua America, Inc.	3,408	125,891

		283,594

Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.	4,611	116,428
T-Mobile US, Inc. *	2,635	158,100
United States Cellular Corp. *	2,829	97,204

		371,732

TOTAL COMMON STOCKS (Cost $26,460,179)		27,946,827

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional, 1.77% (a)(b) (Cost $98,015)	98,015	98,015

Total Investments — 100.2% (Cost $26,558,194)		28,044,842
Liabilities in Excess of Other Assets — (0.2%)		(46,510)

Net Assets — 100.0%		27,998,332

Percentages indicated are based on net assets.

JPMorgan U.S. Minimum Volatility ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(a)	Affiliated company as defined under the Investment Company Act of 1940 as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown was the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,044,842	$—	$—	$28,044,842

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 4.5%
Boeing Co. (The)	1,246	443,950
BWX Technologies, Inc.	1,039	68,325
Harris Corp.	580	95,671
HEICO Corp.	286	21,842
Huntington Ingalls Industries, Inc.	294	68,517
L3 Technologies, Inc.	384	82,345
Lockheed Martin Corp.	633	206,421
Northrop Grumman Corp.	440	132,216
Raytheon Co.	750	148,522
Teledyne Technologies, Inc. *	165	36,204

		1,304,013

Air Freight & Logistics — 0.3%
XPO Logistics, Inc. *	769	76,685

Airlines — 0.1%
Copa Holdings SA, Class A (Panama)	451	43,900

Auto Components — 0.9%
BorgWarner, Inc.	1,334	61,391
Gentex Corp.	2,882	66,862
Lear Corp.	411	74,033
Visteon Corp. *	396	46,364

		248,650

Automobiles — 0.5%
Tesla, Inc.*	317	94,510
Thor Industries, Inc.	420	39,837

		134,347

Banks — 3.0%
Bank of America Corp.	13,159	406,350
Citigroup, Inc.	923	66,354
Comerica, Inc.	898	87,052
Commerce Bancshares, Inc.	91	6,079
Synovus Financial Corp.	644	31,826
TCF Financial Corp.	1,742	43,742
US Bancorp	3,061	162,264
Zions Bancorp	1,368	70,726

		874,393

Beverages — 0.8%
Constellation Brands, Inc., Class A	562	118,149
Monster Beverage Corp. *	1,661	99,693

		217,842

Biotechnology — 2.1%
AbbVie, Inc.	3,239	298,733
Agios Pharmaceuticals, Inc. *	315	27,219
Bluebird Bio, Inc. *	413	63,974
Exelixis, Inc. *	2,258	46,740
Neurocrine Biosciences, Inc. *	710	71,348
Sarepta Therapeutics, Inc. *	721	83,809

		591,823

Building Products — 0.3%
AO Smith Corp.	1,050	62,507
Lennox International, Inc.	90	19,537

		82,044

Investments	Shares	Value($)
Capital Markets — 4.1%
BGC Partners, Inc., Class A	2,203	23,660
BlackRock, Inc.	340	170,938
CBOE Global Markets, Inc.	631	61,289
CME Group, Inc.	832	132,388
E*TRADE Financial Corp. *	1,410	84,332
FactSet Research Systems, Inc.	110	22,150
Interactive Brokers Group, Inc., Class A	907	54,293
LPL Financial Holdings, Inc.	971	64,368
MarketAxess Holdings, Inc.	286	55,418
Moody’s Corp.	649	111,057
MSCI, Inc.	520	86,419
S&P Global, Inc.	775	155,341
SEI Investments Co.	1,004	60,180
T. Rowe Price Group, Inc.	929	110,625

		1,192,458

Chemicals — 1.9%
Chemours Co. (The)	1,115	51,078
DowDuPont, Inc.	2,172	149,368
Eastman Chemical Co.	253	26,216
Ecolab, Inc.	817	114,952
FMC Corp.	803	72,174
Huntsman Corp.	2,086	69,944
LyondellBasell Industries NV, Class A	143	15,843
Westlake Chemical Corp.	555	59,507

		559,082

Commercial Services & Supplies — 1.6%
Cintas Corp.	481	98,355
Copart, Inc. *	1,426	81,838
Republic Services, Inc.	1,250	90,600
Rollins, Inc.	1,269	69,719
Waste Management, Inc.	1,418	127,620

		468,132

Communications Equipment — 0.6%
Arista Networks, Inc. *	306	78,253
Palo Alto Networks, Inc. *	445	88,226

		166,479

Consumer Finance — 0.4%
American Express Co.	1,253	124,698

Containers & Packaging — 0.6%
AptarGroup, Inc.	289	29,602
Avery Dennison Corp.	634	72,707
Packaging Corp. of America	607	68,531

		170,840

Distributors — 0.2%
Pool Corp.	471	72,181

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	360	38,516
Graham Holdings Co., Class B	44	24,596
Service Corp. International	539	21,210
ServiceMaster Global Holdings, Inc. *	707	40,292

		124,614

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B *	2,254	445,999

Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	8,966	463,004
Zayo Group Holdings, Inc. *	2,009	74,514

		537,518

Electric Utilities — 1.1%
American Electric Power Co., Inc.	839	59,687
Avangrid, Inc.	1,056	52,863
NextEra Energy, Inc.	1,269	212,608
OGE Energy Corp.	93	3,370

		328,528

Electronic Equipment, Instruments & Components — 0.9%
CDW Corp.	589	49,529
Dolby Laboratories, Inc., Class A	507	32,676
FLIR Systems, Inc.	1,074	62,936
IPG Photonics Corp. *	303	49,704
Keysight Technologies, Inc. *	446	25,868
Zebra Technologies Corp., Class A *	303	41,793

		262,506

Energy Equipment & Services — 0.1%
RPC, Inc.	1,212	17,938

Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.	592	75,444
CoreSite Realty Corp.	529	59,301
CyrusOne, Inc.	752	46,564
DCT Industrial Trust, Inc.	946	63,259
Duke Realty Corp.	1,880	54,746
Equity LifeStyle Properties, Inc.	330	30,027
Prologis, Inc.	1,734	113,785
SBA Communications Corp. *	532	84,189

		527,315

Food & Staples Retailing — 0.4%
Sysco Corp.	1,747	117,416

Food Products — 0.6%
Lamb Weston Holdings, Inc.	1,171	82,286
Pilgrim’s Pride Corp. *	853	15,200
Pinnacle Foods, Inc.	1,016	67,483

		164,969

Gas Utilities — 0.2%
Atmos Energy Corp.	740	67,984

Health Care Equipment & Supplies — 4.1%
ABIOMED, Inc. *	231	81,896
Align Technology, Inc. *	326	116,268
Becton Dickinson and Co.	758	189,780
Boston Scientific Corp. *	3,803	127,819
Hill-Rom Holdings, Inc.	417	39,281
ICU Medical, Inc. *	130	37,284
IDEXX Laboratories, Inc. *	440	107,769
Insulet Corp. *	394	32,765
Intuitive Surgical, Inc. *	335	170,244
Penumbra, Inc. *	240	34,140
ResMed, Inc.	824	87,163
STERIS plc	420	48,077
Teleflex, Inc.	281	76,632

Investments	Shares	Value($)
Health Care Equipment & Supplies — continued
West Pharmaceutical Services, Inc.	304	33,334

		1,182,452

Health Care Providers & Services — 5.3%
Aetna, Inc.	741	139,597
Anthem, Inc.	689	174,317
Centene Corp. *	879	114,560
Chemed Corp.	124	39,188
Cigna Corp.	695	124,697
Encompass Health Corp.	436	32,975
HCA Healthcare, Inc.	715	88,824
Humana, Inc.	451	141,695
Laboratory Corp. of America Holdings *	479	83,988
UnitedHealth Group, Inc.	1,991	504,161
WellCare Health Plans, Inc. *	329	87,981

		1,531,983

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	254	19,210

Hotels, Restaurants & Leisure — 4.5%
Choice Hotels International, Inc.	398	30,885
Darden Restaurants, Inc.	809	86,514
Domino’s Pizza, Inc.	306	80,374
Hilton Grand Vacations, Inc. *	923	31,927
Hilton Worldwide Holdings, Inc.	1,091	85,818
Hyatt Hotels Corp., Class A	778	60,863
International Game Technology plc	803	20,300
Las Vegas Sands Corp.	1,403	100,876
Marriott International, Inc., Class A	975	124,644
McDonald’s Corp.	1,744	274,750
Vail Resorts, Inc.	308	85,276
Wendy’s Co. (The)	3,149	52,525
Wyndham Destinations, Inc.	1,336	61,616
Wynn Resorts Ltd.	481	80,221
Yum China Holdings, Inc. (China)	1,978	71,366
Yum! Brands, Inc.	454	35,998

		1,283,953

Household Durables — 0.9%
DR Horton, Inc.	1,746	76,300
NVR, Inc. *	25	68,986
PulteGroup, Inc.	2,082	59,316
Toll Brothers, Inc.	1,338	47,178

		251,780

Household Products — 0.3%
Church & Dwight Co., Inc.	1,434	80,160

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc.	2,264	71,701
Vistra Energy Corp. *	3,102	70,105

		141,806

Insurance — 4.0%
Allstate Corp. (The)	1,174	111,671
American Financial Group, Inc.	619	69,755
Aon plc	820	117,711
Arthur J Gallagher & Co.	1,133	80,840
Brown & Brown, Inc.	1,412	41,315
CNA Financial Corp.	797	37,284
Fidelity National Financial, Inc.	1,878	76,059
First American Financial Corp.	1,147	64,232

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Insurance — continued
Hanover Insurance Group, Inc. (The)	115	14,423
Hartford Financial Services Group, Inc. (The)	1,548	81,580
Markel Corp. *	5	5,850
Marsh & McLennan Cos., Inc.	1,506	125,540
Old Republic International Corp.	1,268	27,021
Progressive Corp. (The)	2,048	122,900
Reinsurance Group of America, Inc.	435	61,553
Torchmark Corp.	83	7,310
Travelers Cos., Inc. (The)	867	112,831

		1,157,875

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc. *	345	613,217
Netflix, Inc. *	983	331,713
Wayfair, Inc., Class A *	719	78,242

		1,023,172

Internet Software & Services — 5.9%
2U, Inc. *	682	51,600
Alphabet, Inc., Class A *	457	560,840
Facebook, Inc., Class A *	2,927	505,142
GoDaddy, Inc., Class A *	1,081	79,583
GrubHub, Inc. *	703	85,689
IAC/InterActiveCorp *	503	74,067
Match Group, Inc. *	1,462	52,807
Nutanix, Inc., Class A *	1,280	62,579
Okta, Inc. *	1,170	58,090
Twilio, Inc., Class A *	1,178	68,194
VeriSign, Inc. *	637	92,512

		1,691,103

IT Services — 7.4%
Broadridge Financial Solutions, Inc.	719	81,233
Cognizant Technology Solutions Corp., Class A	1,796	146,374
DXC Technology Co.	1,249	105,840
Fidelity National Information Services, Inc.	359	37,024
Fiserv, Inc. *	1,547	116,768
Jack Henry & Associates, Inc.	602	81,089
Leidos Holdings, Inc.	140	9,579
Mastercard, Inc., Class A	2,102	416,196
PayPal Holdings, Inc. *	2,875	236,152
Square, Inc., Class A *	1,529	98,850
Total System Services, Inc.	1,015	92,913
Visa, Inc., Class A	3,959	541,354
WEX, Inc. *	400	75,928
Worldpay, Inc. *	887	72,902

		2,112,202

Leisure Products — 0.2%
Hasbro, Inc.	631	62,854

Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A *	237	72,676
Bruker Corp.	1,161	37,617
IQVIA Holdings, Inc. *	412	50,239
Waters Corp. *	334	65,888

		226,420

Machinery — 1.2%
Illinois Tool Works, Inc.	855	122,547
Oshkosh Corp.	723	54,406

Investments	Shares	Value($)
Machinery — continued
Stanley Black & Decker, Inc.	640	95,661
Xylem, Inc.	800	61,248

		333,862

Media — 0.4%
Cable One, Inc.	22	15,925
GCI Liberty, Inc., Class A *	500	24,055
Live Nation Entertainment, Inc. *	1,482	73,033

		113,013

Metals & Mining — 0.2%
Southern Copper Corp. (Peru)	1,192	58,837

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp.	2,126	41,393
Chimera Investment Corp.	2,552	48,743
MFA Financial, Inc.	1,722	13,862
Two Harbors Investment Corp.	747	11,579

		115,577

Multiline Retail — 0.3%
Kohl’s Corp.	1,172	86,576

Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	2,414	68,751
Consolidated Edison, Inc.	431	34,019
DTE Energy Co.	628	68,163
NiSource, Inc.	2,384	62,413
Vectren Corp.	298	21,298

		254,644

Oil, Gas & Consumable Fuels — 5.9%
Andeavor	667	100,090
Chevron Corp.	2,515	317,569
ConocoPhillips	607	43,807
Continental Resources, Inc. *	1,008	64,381
Diamondback Energy, Inc.	629	82,997
EOG Resources, Inc.	1,306	168,396
HollyFrontier Corp.	1,049	78,234
Marathon Petroleum Corp.	1,614	130,460
Occidental Petroleum Corp.	2,065	173,315
PBF Energy, Inc., Class A	1,406	65,660
Phillips 66	1,312	161,822
Targa Resources Corp.	1,364	69,659
Valero Energy Corp.	1,313	155,394
WPX Energy, Inc. *	3,871	72,659

		1,684,443

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	807	108,897
Nu Skin Enterprises, Inc., Class A	792	57,697

		166,594

Pharmaceuticals — 0.6%
Nektar Therapeutics *	1,021	53,705
Zoetis, Inc.	1,461	126,347

		180,052

Professional Services — 0.5%
CoStar Group, Inc. *	218	90,655
TransUnion	732	52,997

		143,652

Road & Rail — 1.0%
JB Hunt Transport Services, Inc.	611	73,259
Norfolk Southern Corp.	905	152,945

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Road & Rail — continued
Old Dominion Freight Line, Inc.	489	71,785

		297,989

Semiconductors & Semiconductor Equipment — 4.0%
First Solar, Inc. *	989	51,774
KLA-Tencor Corp.	477	56,009
Lam Research Corp.	567	108,093
Microchip Technology, Inc.	1,032	96,420
Micron Technology, Inc. *	3,226	170,301
NVIDIA Corp.	1,346	329,582
NXP Semiconductors NV (Netherlands) *	1,057	100,774
Texas Instruments, Inc.	2,161	240,562

		1,153,515

Software — 8.6%
Activision Blizzard, Inc.	2,176	159,762
Adobe Systems, Inc. *	1,197	292,882
ANSYS, Inc. *	507	85,622
Autodesk, Inc. *	327	42,000
Cadence Design Systems, Inc. *	1,717	75,703
Electronic Arts, Inc. *	944	121,540
Intuit, Inc.	688	140,517
Microsoft Corp.	5,679	602,428
PTC, Inc. *	791	72,701
RealPage, Inc. *	826	45,513
Red Hat, Inc. *	696	98,296
RingCentral, Inc., Class A *	618	45,577
salesforce.com, Inc. *	1,795	246,184
ServiceNow, Inc. *	662	116,485
SS&C Technologies Holdings, Inc.	328	17,407
Synopsys, Inc. *	861	76,999
Take-Two Interactive Software, Inc. *	705	79,679
VMware, Inc., Class A *	545	78,802
Zendesk, Inc. *	1,130	61,551

		2,459,648

Specialty Retail — 2.6%
Best Buy Co., Inc.	1,240	93,037
Burlington Stores, Inc. *	516	78,850
Home Depot, Inc. (The)	2,417	477,406
Ross Stores, Inc.	233	20,371
Urban Outfitters, Inc. *	1,493	66,289

		735,953

Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	3,004	571,631
NetApp, Inc.	1,285	99,613

		671,244

Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	279	24,267
Lululemon Athletica, Inc. *	729	87,444
PVH Corp.	501	76,913
Ralph Lauren Corp.	524	70,730
VF Corp.	800	73,656

		333,010

Trading Companies & Distributors — 0.6%
United Rentals, Inc. *	474	70,531
WW Grainger, Inc.	271	93,918

		164,449

Investments	Shares	Value($)
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	1,143	28,861

TOTAL COMMON STOCKS (Cost $26,076,033)		28,669,243

SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (a)(b) (Cost $125,011)	125,011	125,011

Total Investments — 100.3% (Cost $26,201,044)		28,794,254
Liabilities in Excess of Other Assets — (0.3%)		(81,672)

Net Assets — 100.0%		28,712,582

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan U.S. Momentum Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,794,254	$—	$—	$28,794,254

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 3.3%
Boeing Co. (The)	1,216	433,261
BWX Technologies, Inc.	1,017	66,878
General Dynamics Corp.	392	78,306
Lockheed Martin Corp.	627	204,465
Raytheon Co.	392	77,628
Spirit AeroSystems Holdings, Inc., Class A	814	75,905

		936,443

Banks — 1.8%
Bank of Hawaii Corp.	614	49,421
Commerce Bancshares, Inc.	771	51,503
US Bancorp	3,340	177,053
Wells Fargo & Co.	4,059	232,540

		510,517

Beverages — 3.0%
Brown-Forman Corp., Class B	1,416	75,359
Coca-Cola Co. (The)	8,256	384,977
Monster Beverage Corp. *	1,387	83,248
PepsiCo, Inc.	2,827	325,105

		868,689

Biotechnology — 4.5%
AbbVie, Inc.	3,071	283,238
Amgen, Inc.	1,412	277,529
Biogen, Inc. *	544	181,897
Celgene Corp. *	872	78,559
Gilead Sciences, Inc.	2,716	211,386
Regeneron Pharmaceuticals, Inc. *	219	80,594
United Therapeutics Corp. *	434	53,343
Vertex Pharmaceuticals, Inc. *	771	134,964

		1,301,510

Building Products — 0.2%
Allegion plc	325	26,501
AO Smith Corp.	374	22,264

		48,765

Capital Markets — 2.0%
CBOE Global Markets, Inc.	629	61,095
Eaton Vance Corp.	707	37,563
FactSet Research Systems, Inc.	335	67,456
Franklin Resources, Inc.	1,365	46,847
MSCI, Inc.	374	62,155
S&P Global, Inc.	728	145,920
SEI Investments Co.	830	49,750
T. Rowe Price Group, Inc.	776	92,406

		563,192

Chemicals — 2.0%
Air Products & Chemicals, Inc.	688	112,949
LyondellBasell Industries NV, Class A	1,118	123,863
NewMarket Corp.	136	55,684
PPG Industries, Inc.	871	96,385
Praxair, Inc.	909	152,257
WR Grace & Co.	443	32,720

		573,858

Investments	Shares	Value($)
Commercial Services & Supplies — 0.3%
Copart, Inc. *	1,399	80,289

Communications Equipment — 1.9%
Arista Networks, Inc. *	331	84,647
Cisco Systems, Inc.	4,627	195,676
F5 Networks, Inc. *	437	74,893
Juniper Networks, Inc.	2,588	68,168
Palo Alto Networks, Inc. *	437	86,639
Ubiquiti Networks, Inc. *	275	22,709

		532,732

Consumer Finance — 0.6%
American Express Co.	1,846	183,714

Containers & Packaging — 0.2%
Avery Dennison Corp.	521	59,748

Diversified Consumer Services — 0.2%
H&R Block, Inc.	2,415	60,761

Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B *	2,783	550,672

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	7,734	247,256
Verizon Communications, Inc.	5,627	290,578

		537,834

Electric Utilities — 1.2%
Edison International	1,131	75,359
Evergy, Inc.	805	45,152
Hawaiian Electric Industries, Inc.	112	3,939
NextEra Energy, Inc.	1,003	168,043
PG&E Corp.	1,440	62,035

		354,528

Electrical Equipment — 0.8%
Emerson Electric Co.	1,959	141,597
Rockwell Automation, Inc.	506	94,905

		236,502

Electronic Equipment, Instruments & Components — 0.1%
Dolby Laboratories, Inc., Class A	492	31,709

Energy Equipment & Services — 1.2%
National Oilwell Varco, Inc.	2,079	101,081
RPC, Inc.	2,589	38,317
Schlumberger Ltd.	3,057	206,409

		345,807

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	848	125,708
Camden Property Trust	429	39,721
Equity LifeStyle Properties, Inc.	771	70,153
Equity Residential	908	59,410
Federal Realty Investment Trust	417	52,334
Gaming and Leisure Properties, Inc.	1,962	71,260
Lamar Advertising Co., Class A	775	57,063
Public Storage	425	92,578
Simon Property Group, Inc.	853	150,307
Taubman Centers, Inc.	786	48,771

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Weingarten Realty Investors	877	26,503

		793,808

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	1,083	236,863
Walmart, Inc.	3,351	299,010

		535,873

Food Products — 0.4%
Hershey Co. (The)	616	60,497
Hormel Foods Corp.	1,485	53,416

		113,913

Gas Utilities — 0.2%
National Fuel Gas Co.	890	47,793
UGI Corp.	233	12,382

		60,175

Health Care Equipment & Supplies — 1.9%
Edwards Lifesciences Corp. *	797	113,532
IDEXX Laboratories, Inc. *	433	106,055
Intuitive Surgical, Inc. *	333	169,227
ResMed, Inc.	751	79,441
Varian Medical Systems, Inc. *	629	72,618

		540,873

Health Care Technology — 0.3%
Cerner Corp. *	1,344	83,436
Veeva Systems, Inc., Class A *	105	7,941

		91,377

Hotels, Restaurants & Leisure — 2.6%
Choice Hotels International, Inc.	232	18,003
Las Vegas Sands Corp.	1,377	99,006
Marriott International, Inc., Class A	978	125,027
McDonald’s Corp.	1,590	250,489
Six Flags Entertainment Corp.	958	62,222
Starbucks Corp.	3,571	187,085

		741,832

Household Durables — 0.1%
Leggett & Platt, Inc.	812	35,379

Household Products — 1.7%
Church & Dwight Co., Inc.	775	43,323
Clorox Co. (The)	543	73,397
Colgate-Palmolive Co.	2,233	149,633
Kimberly-Clark Corp.	1,021	116,251
Procter & Gamble Co. (The)	1,247	100,858

		483,462

Independent Power and Renewable Electricity Producers — 0.5%
NRG Energy, Inc.	2,221	70,339
Vistra Energy Corp. *	3,042	68,749

		139,088

Industrial Conglomerates — 0.9%
3M Co.	1,288	273,468

Insurance — 5.3%
Aflac, Inc.	2,713	126,263
Alleghany Corp.	15	9,439
Allstate Corp. (The)	1,275	121,278
American Financial Group, Inc.	614	69,192
Aon plc	870	124,888
Arch Capital Group Ltd. *	2,101	64,207
Arthur J Gallagher & Co.	1,182	84,336

Investments	Shares	Value($)
Insurance — continued
Brown & Brown, Inc.	2,373	69,434
Chubb Ltd.	942	131,616
Cincinnati Financial Corp.	840	63,529
Erie Indemnity Co., Class A	312	38,763
Markel Corp. *	46	53,820
Marsh & McLennan Cos., Inc.	1,674	139,545
Old Republic International Corp.	1,713	36,504
Progressive Corp. (The)	2,019	121,160
Reinsurance Group of America, Inc.	263	37,214
Torchmark Corp.	858	75,564
Travelers Cos., Inc. (The)	864	112,441
WR Berkley Corp.	706	53,522

		1,532,715

Internet & Direct Marketing Retail — 1.1%
Booking Holdings, Inc. *	120	243,446
TripAdvisor, Inc. *	1,259	73,010

		316,456

Internet Software & Services — 4.3%
Akamai Technologies, Inc. *	709	53,359
Alphabet, Inc., Class A *	491	602,565
Facebook, Inc., Class A *	2,881	497,203
VeriSign, Inc. *	627	91,059

		1,244,186

IT Services — 7.2%
Accenture plc, Class A	1,463	233,100
Automatic Data Processing, Inc.	1,265	170,762
Broadridge Financial Solutions, Inc.	708	79,990
Fiserv, Inc. *	1,531	115,560
International Business Machines Corp.	1,722	249,569
Jack Henry & Associates, Inc.	590	79,473
Mastercard, Inc., Class A	2,077	411,246
Paychex, Inc.	1,433	98,906
Teradata Corp. *	1,044	39,975
Visa, Inc., Class A	3,898	533,013
Western Union Co. (The)	3,109	62,677

		2,074,271

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	1,195	78,918
Bio-Techne Corp.	272	43,694
Mettler-Toledo International, Inc. *	126	74,656
Waters Corp. *	408	80,486

		277,754

Machinery — 1.8%
Allison Transmission Holdings, Inc.	1,542	72,474
Donaldson Co., Inc.	1,040	49,608
Graco, Inc.	1,535	70,825
IDEX Corp.	528	81,090
Illinois Tool Works, Inc.	920	131,863
Lincoln Electric Holdings, Inc.	673	63,222
Toro Co. (The)	1,057	63,621

		532,703

Media — 0.6%
Cable One, Inc.	33	23,888
Omnicom Group, Inc.	1,151	79,223
Sirius XM Holdings, Inc.	10,260	72,025

		175,136

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Metals & Mining — 0.2%
Newmont Mining Corp.	1,263	46,327

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp.	3,746	72,935
Annaly Capital Management, Inc.	7,532	80,743
Chimera Investment Corp.	3,223	61,559
MFA Financial, Inc.	5,530	44,517
Starwood Property Trust, Inc.	1,618	36,955
Two Harbors Investment Corp.	3,566	55,273

		351,982

Multiline Retail — 0.7%
Nordstrom, Inc.	1,265	66,299
Target Corp.	1,761	142,077

		208,376

Multi-Utilities — 0.8%
Ameren Corp.	1,221	75,775
CenterPoint Energy, Inc.	2,533	72,140
WEC Energy Group, Inc.	1,205	79,976

		227,891

Oil, Gas & Consumable Fuels — 4.6%
Cabot Oil & Gas Corp.	2,063	48,480
Chevron Corp.	561	70,837
ConocoPhillips	2,497	180,208
Exxon Mobil Corp.	5,368	437,546
Marathon Petroleum Corp.	1,590	128,520
Occidental Petroleum Corp.	2,122	178,099
Phillips 66	1,040	128,274
Valero Energy Corp.	1,293	153,027

		1,324,991

Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	302	22,001

Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	3,439	202,041
Eli Lilly & Co.	1,681	166,100
Johnson & Johnson	3,663	485,421
Merck & Co., Inc.	5,597	368,674
Pfizer, Inc.	12,010	479,559
Zoetis, Inc.	1,195	103,344

		1,805,139

Professional Services — 0.6%
Equifax, Inc.	496	62,248
Robert Half International, Inc.	1,103	83,563
Verisk Analytics, Inc. *	249	27,545

		173,356

Road & Rail — 1.2%
Landstar System, Inc.	570	63,355
Union Pacific Corp.	1,829	274,149

		337,504

Semiconductors & Semiconductor Equipment — 5.9%
Applied Materials, Inc.	2,917	141,854
First Solar, Inc. *	975	51,041
Intel Corp.	8,525	410,052
KLA-Tencor Corp.	792	92,997
Lam Research Corp.	598	114,003
Maxim Integrated Products, Inc.	1,485	90,793
NVIDIA Corp.	1,350	330,561

Investments	Shares	Value($)
Semiconductors & Semiconductor Equipment — continued
Teradyne, Inc.	1,832	79,234
Texas Instruments, Inc.	2,398	266,945
Versum Materials, Inc.	346	13,338
Xilinx, Inc.	1,308	94,268

		1,685,086

Software — 5.7%
Adobe Systems, Inc. *	1,177	287,988
ANSYS, Inc. *	502	84,778
Atlassian Corp. plc, Class A *	1,061	76,827
Cadence Design Systems, Inc. *	1,711	75,438
Citrix Systems, Inc. *	787	86,546
Electronic Arts, Inc. *	238	30,643
Intuit, Inc.	747	152,567
Manhattan Associates, Inc. *	1,396	67,176
Microsoft Corp.	5,589	592,881
Red Hat, Inc. *	683	96,460
VMware, Inc., Class A *	534	77,211

		1,628,515

Specialty Retail — 5.2%
Best Buy Co., Inc.	1,230	92,287
Burlington Stores, Inc. *	508	77,627
Foot Locker, Inc.	1,163	56,766
Home Depot, Inc. (The)	2,537	501,108
Lowe’s Cos., Inc.	2,031	201,760
O’Reilly Automotive, Inc. *	327	100,062
Ross Stores, Inc.	1,418	123,976
Tiffany & Co.	664	91,340
TJX Cos., Inc. (The)	1,831	178,083
Tractor Supply Co.	230	17,949
Williams-Sonoma, Inc.	877	51,296

		1,492,254

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	2,956	562,497

Textiles, Apparel & Luxury Goods — 1.5%
Carter’s, Inc.	348	36,481
Michael Kors Holdings Ltd. *	753	50,248
NIKE, Inc., Class B	3,208	246,727
VF Corp.	936	86,177

		419,633

Tobacco — 1.4%
Altria Group, Inc.	4,093	240,177
Philip Morris International, Inc.	1,920	165,696

		405,873

Trading Companies & Distributors — 0.7%
MSC Industrial Direct Co., Inc., Class A	667	56,448
Watsco, Inc.	363	62,621
WW Grainger, Inc.	267	92,532

		211,601

TOTAL COMMON STOCKS (Cost $26,445,234)		28,642,765

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77%, (a)(b) (Cost $107,790)	107,790	107,790

Total Investments — 100.2% (Cost $26,553,024)		28,750,555
Liabilities in Excess of Other Assets — (0.2%)		(56,138)

Net Assets — 100.0%		28,694,417

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,750,555	$—	$—	$28,750,555

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.5%
Harris Corp.	591	97,486
L3 Technologies, Inc.	421	90,279
United Technologies Corp.	1,734	235,373

		423,138

Airlines — 1.0%
Alaska Air Group, Inc.	770	48,379
Copa Holdings SA, Class A (Panama)	471	45,847
Delta Air Lines, Inc.	2,235	121,629
JetBlue Airways Corp. *	2,921	52,578

		268,433

Auto Components — 0.6%
Gentex Corp.	2,812	65,238
Goodyear Tire & Rubber Co. (The)	1,190	28,810
Lear Corp.	405	72,953

		167,001

Automobiles — 1.2%
Ford Motor Co.	11,728	117,749
General Motors Co.	3,583	135,832
Harley-Davidson, Inc.	1,151	49,366
Thor Industries, Inc.	459	43,536

		346,483

Banks — 6.2%
Associated Banc-Corp.	1,919	51,813
Bank of America Corp.	1,622	50,087
BB&T Corp.	2,533	128,702
BOK Financial Corp.	351	34,163
Citizens Financial Group, Inc.	1,440	57,283
Cullen/Frost Bankers, Inc.	591	65,300
Fifth Third Bancorp	3,044	90,072
FNB Corp.	2,641	33,884
Huntington Bancshares, Inc.	4,771	73,664
PacWest Bancorp	1,276	64,081
People’s United Financial, Inc.	3,259	59,412
PNC Financial Services Group, Inc. (The)	1,287	186,396
Popular, Inc. (Puerto Rico)	1,407	69,829
Regions Financial Corp.	5,089	94,706
SunTrust Banks, Inc.	1,709	123,168
Wells Fargo & Co.	9,503	544,427

		1,726,987

Beverages — 0.2%
Molson Coors Brewing Co., Class B	728	48,776

Biotechnology — 1.4%
Amgen, Inc.	909	178,664
Gilead Sciences, Inc.	2,701	210,219

		388,883

Building Products — 0.6%
Johnson Controls International plc	2,452	91,975
Owens Corning	838	52,140
USG Corp. *	350	15,127

		159,242

Capital Markets — 1.7%
Bank of New York Mellon Corp. (The)	2,807	150,090

Investments	Shares	Value($)
Capital Markets — continued
Goldman Sachs Group, Inc. (The)	903	214,399
Invesco Ltd.	1,721	46,450
Legg Mason, Inc.	1,511	51,571

		462,510

Chemicals — 1.3%
Cabot Corp.	430	28,423
CF Industries Holdings, Inc.	775	34,426
Eastman Chemical Co.	801	83,000
Huntsman Corp.	2,114	70,882
LyondellBasell Industries NV, Class A	1,109	122,866
Mosaic Co. (The)	1,149	34,596

		374,193

Commercial Services & Supplies — 0.6%
ADT, Inc.	3,835	34,554
KAR Auction Services, Inc.	758	45,063
Republic Services, Inc.	1,238	89,730

		169,347

Communications Equipment — 2.3%
ARRIS International plc *	1,173	29,630
Cisco Systems, Inc.	10,604	448,443
CommScope Holding Co., Inc. *	1,271	40,812
Juniper Networks, Inc.	2,703	71,197
Motorola Solutions, Inc.	384	46,579

		636,661

Construction & Engineering — 0.4%
AECOM *	1,881	63,126
Fluor Corp.	828	42,435

		105,561

Consumer Finance — 0.9%
Ally Financial, Inc.	1,874	50,148
Capital One Financial Corp.	1,504	141,858
Navient Corp.	4,477	59,141

		251,147

Containers & Packaging — 1.3%
Bemis Co., Inc.	1,350	61,979
Graphic Packaging Holding Co.	4,248	61,723
Packaging Corp. of America	647	73,046
Silgan Holdings, Inc.	976	26,850
Sonoco Products Co.	1,183	66,035
WestRock Co.	1,422	82,448

		372,081

Distributors — 0.3%
Genuine Parts Co.	794	77,264

Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	55	30,745
H&R Block, Inc.	1,473	37,061

		67,806

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	8,285	264,872
CenturyLink, Inc.	2,094	39,304
Verizon Communications, Inc.	4,392	226,803

		530,979

Electric Utilities — 2.1%
Avangrid, Inc.	1,022	51,161
Duke Energy Corp.	654	53,380
Eversource Energy	767	46,572
Exelon Corp.	3,188	135,490

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Electric Utilities — continued
Hawaiian Electric Industries, Inc.	1,648	57,960
OGE Energy Corp.	1,121	40,625
PG&E Corp.	2,264	97,533
Pinnacle West Capital Corp.	185	14,880
PPL Corp.	3,360	96,667

		594,268

Electrical Equipment — 1.6%
Eaton Corp. plc	1,552	129,080
Emerson Electric Co.	1,986	143,548
Hubbell, Inc.	532	65,569
nVent Electric plc (United Kingdom) *	1,297	35,538
Regal Beloit Corp.	775	66,611

		440,346

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc. *	820	62,189
Avnet, Inc.	1,444	63,320
Corning, Inc.	3,330	110,489
Jabil, Inc.	560	15,775

		251,773

Energy Equipment & Services — 0.3%
Helmerich & Payne, Inc.	669	41,043
Transocean Ltd. *	3,953	50,875

		91,918

Equity Real Estate Investment Trusts (REITs) — 2.3%
Apple Hospitality REIT, Inc.	2,019	36,322
Brandywine Realty Trust	2,455	40,483
Brixmor Property Group, Inc.	2,052	36,300
Colony Capital, Inc.	2,726	16,792
Columbia Property Trust, Inc.	1,032	23,922
EPR Properties	597	39,694
Hospitality Properties Trust	1,990	56,257
Kimco Realty Corp.	3,701	61,770
Medical Properties Trust, Inc.	3,918	56,458
Omega Healthcare Investors, Inc.	1,975	58,638
Park Hotels & Resorts, Inc.	2,090	65,375
Retail Properties of America, Inc., Class A	2,729	34,249
Senior Housing Properties Trust	1,969	35,127
Ventas, Inc.	1,217	68,614
Weingarten Realty Investors	522	15,775

		645,776

Food & Staples Retailing — 1.7%
Walgreens Boots Alliance, Inc.	2,285	154,512
Walmart, Inc.	3,423	305,434

		459,946

Food Products — 1.6%
Archer-Daniels-Midland Co.	2,332	112,543
Flowers Foods, Inc.	3,034	61,894
General Mills, Inc.	1,835	84,520
Ingredion, Inc.	310	31,403
JM Smucker Co. (The)	636	70,672
Pilgrim’s Pride Corp. *	1,271	22,649
Tyson Foods, Inc., Class A	1,228	70,794

		454,475

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	1,152	75,502
Baxter International, Inc.	1,591	115,268
Becton Dickinson and Co.	610	152,726
DENTSPLY SIRONA, Inc.	204	9,815

Investments	Shares	Value($)
Health Care Equipment & Supplies — continued
Hill-Rom Holdings, Inc.	547	51,527
Medtronic plc	2,766	249,576
Zimmer Biomet Holdings, Inc.	606	76,065

		730,479

Health Care Providers & Services — 5.7%
Aetna, Inc.	918	172,942
Anthem, Inc.	715	180,895
Cardinal Health, Inc.	1,219	60,889
Cigna Corp.	722	129,541
CVS Health Corp.	2,406	156,053
Express Scripts Holding Co. *	1,156	91,856
Humana, Inc.	420	131,956
McKesson Corp.	558	70,085
MEDNAX, Inc. *	657	28,113
Quest Diagnostics, Inc.	729	78,528
UnitedHealth Group, Inc.	1,600	405,152
Universal Health Services, Inc., Class B	611	74,603

		1,580,613

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	1,629	96,502
International Game Technology plc	1,202	30,386
Las Vegas Sands Corp.	972	69,887
MGM Resorts International	1,791	56,184
Royal Caribbean Cruises Ltd.	591	66,641
Wyndham Destinations, Inc.	1,310	60,417

		380,017

Household Durables — 1.2%
Garmin Ltd.	1,133	70,756
Leggett & Platt, Inc.	841	36,642
Lennar Corp., Class A	1,483	77,517
Newell Brands, Inc.	912	23,885
PulteGroup, Inc.	2,173	61,909
Toll Brothers, Inc.	331	11,671
Whirlpool Corp.	299	39,199

		321,579

Household Products — 1.4%
Procter & Gamble Co. (The)	4,757	384,746

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp. *	2,000	45,200

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	626	76,898
General Electric Co.	16,419	223,791

		300,689

Insurance — 4.4%
Aflac, Inc.	2,046	95,221
Aspen Insurance Holdings Ltd. (Bermuda)	1,120	45,304
Assurant, Inc.	423	46,657
Assured Guaranty Ltd.	1,747	67,993
Axis Capital Holdings Ltd.	981	55,485
Everest Re Group Ltd.	270	58,954
First American Financial Corp.	1,171	65,576
Hanover Insurance Group, Inc. (The)	192	24,081
Lincoln National Corp.	1,130	76,953
Mercury General Corp.	877	45,104
MetLife, Inc.	2,859	130,771

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Insurance — continued
Old Republic International Corp.	3,161	67,361
Principal Financial Group, Inc.	1,318	76,549
Prudential Financial, Inc.	1,279	129,064
Reinsurance Group of America, Inc.	462	65,373
Travelers Cos., Inc. (The)	874	113,742
Unum Group	1,401	55,662

		1,219,850

Internet & Direct Marketing Retail — 0.2%
Qurate Retail, Inc. *	2,118	45,092

Internet Software & Services — 0.3%
Akamai Technologies, Inc. *	849	63,896
LogMeIn, Inc.	345	27,962

		91,858

IT Services — 1.9%
Amdocs Ltd.	1,069	72,243
Cognizant Technology Solutions Corp., Class A	464	37,816
DXC Technology Co.	902	76,436
International Business Machines Corp.	2,022	293,048
Leidos Holdings, Inc.	763	52,204

		531,747

Machinery — 3.3%
Allison Transmission Holdings, Inc.	1,561	73,367
Crane Co.	699	63,309
Cummins, Inc.	640	91,398
Dover Corp.	859	71,280
Ingersoll-Rand plc	1,104	108,755
Oshkosh Corp.	755	56,814
PACCAR, Inc.	1,453	95,491
Parker-Hannifin Corp.	545	92,132
Pentair plc (United Kingdom)	1,191	53,178
Stanley Black & Decker, Inc.	611	91,326
Timken Co. (The)	1,292	63,631
Trinity Industries, Inc.	1,839	70,066

		930,747

Media — 4.7%
Charter Communications, Inc., Class A *	422	128,533
Cinemark Holdings, Inc.	1,002	35,992
Comcast Corp., Class A	9,415	336,869
Discovery, Inc., Class A *	1,762	46,834
DISH Network Corp., Class A *	1,321	41,691
Interpublic Group of Cos., Inc. (The)	2,783	62,757
John Wiley & Sons, Inc., Class A	895	56,519
Liberty Media Corp.-Liberty SiriusXM, Class C *	594	28,055
Lions Gate Entertainment Corp., Class A	1,271	30,313
Omnicom Group, Inc.	1,067	73,441
Tribune Media Co., Class A	919	31,108
Viacom, Inc., Class B	1,918	55,718
Walt Disney Co. (The)	3,340	379,290

		1,307,120

Metals & Mining — 0.8%
Nucor Corp.	1,468	98,253
Reliance Steel & Aluminum Co.	722	65,125
Steel Dynamics, Inc.	1,546	72,801

		236,179

Investments	Shares	Value($)
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
AGNC Investment Corp.	3,727	72,565
Annaly Capital Management, Inc.	7,493	80,325
Chimera Investment Corp.	3,339	63,775
MFA Financial, Inc.	7,818	62,935
Starwood Property Trust, Inc.	3,020	68,977
Two Harbors Investment Corp.	3,863	59,876

		408,453

Multiline Retail — 1.4%
Kohl’s Corp.	1,144	84,507
Macy’s, Inc.	2,162	85,896
Nordstrom, Inc.	1,167	61,163
Target Corp.	1,788	144,256

		375,822

Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	1,034	29,448
Consolidated Edison, Inc.	1,227	96,847
SCANA Corp.	1,553	62,105

		188,400

Oil, Gas & Consumable Fuels — 5.7%
Andeavor	542	81,333
Chevron Corp.	3,424	432,348
ConocoPhillips	422	30,456
Exxon Mobil Corp.	5,719	466,156
HollyFrontier Corp.	1,023	76,295
Kinder Morgan, Inc.	5,430	96,545
Marathon Oil Corp.	1,057	22,324
Marathon Petroleum Corp.	1,454	117,527
PBF Energy, Inc., Class A	1,147	53,565
Targa Resources Corp.	1,024	52,296
Valero Energy Corp.	1,284	151,961

		1,580,806

Paper & Forest Products — 0.2%
Domtar Corp.	1,261	60,805

Personal Products — 0.2%
Nu Skin Enterprises, Inc., Class A	776	56,531

Pharmaceuticals — 4.7%
Johnson & Johnson	3,348	443,677
Merck & Co., Inc.	5,916	389,687
Pfizer, Inc.	11,979	478,321

		1,311,685

Professional Services — 0.5%
ManpowerGroup, Inc.	600	55,956
Nielsen Holdings plc	1,540	36,282
Robert Half International, Inc.	800	60,608

		152,846

Road & Rail — 1.7%
Genesee & Wyoming, Inc., Class A *	496	42,656
Kansas City Southern	709	82,436
Norfolk Southern Corp.	907	153,283
Ryder System, Inc.	631	49,407
Union Pacific Corp.	881	132,053

		459,835

Semiconductors & Semiconductor Equipment — 8.3%
Analog Devices, Inc.	1,093	105,081
Applied Materials, Inc.	2,804	136,358

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.	873	193,605
Cypress Semiconductor Corp.	2,300	40,963
Intel Corp.	9,947	478,451
KLA-Tencor Corp.	785	92,175
Lam Research Corp.	590	112,477
Marvell Technology Group Ltd.	1,978	42,151
Maxim Integrated Products, Inc.	1,464	89,509
Micron Technology, Inc. *	2,629	138,785
MKS Instruments, Inc.	340	32,062
NXP Semiconductors NV (Netherlands) *	802	76,463
ON Semiconductor Corp. *	2,214	48,819
QUALCOMM, Inc.	3,601	230,788
Skyworks Solutions, Inc.	693	65,544
Teradyne, Inc.	1,581	68,378
Texas Instruments, Inc.	2,365	263,272
Xilinx, Inc.	1,223	88,142

		2,303,023

Software — 3.8%
CA, Inc.	2,140	94,610
Microsoft Corp.	5,555	589,274
Oracle Corp.	6,729	320,839
Symantec Corp.	2,415	48,831

		1,053,554

Specialty Retail — 1.7%
AutoNation, Inc. *	860	41,736
Best Buy Co., Inc.	1,260	94,538
Dick’s Sporting Goods, Inc.	1,083	36,974
Foot Locker, Inc.	1,097	53,544
Gap, Inc. (The)	2,217	66,887
L Brands, Inc.	1,219	38,606
Penske Automotive Group, Inc.	789	41,186
Urban Outfitters, Inc. *	1,463	64,957
Williams-Sonoma, Inc.	695	40,650

		479,078

Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	2,938	559,072
Hewlett Packard Enterprise Co.	6,066	93,659
HP, Inc.	5,608	129,433
NCR Corp. *	1,120	31,270
NetApp, Inc.	1,321	102,404
Western Digital Corp.	1,220	85,583
Xerox Corp.	2,054	53,342

		1,054,763

Textiles, Apparel & Luxury Goods — 1.2%
Hanesbrands, Inc.	1,717	38,220
Michael Kors Holdings Ltd. *	927	61,859
PVH Corp.	491	75,378
Ralph Lauren Corp.	514	69,380
Tapestry, Inc.	1,649	77,701

		322,538

Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp, Inc.	5,007	53,925

Trading Companies & Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	502	42,484
WESCO International, Inc. *	610	37,210

Investments	Shares	Value($)
Trading Companies & Distributors — continued
WW Grainger, Inc.	265	91,839

		171,533

Transportation Infrastructure — 0.3%
Macquarie Infrastructure Corp.	1,571	71,339

TOTAL COMMON STOCKS (Cost $26,499,662)		27,725,846

SHORT-TERM INVESTMENTS — 0.5%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (a)(b) (Cost $125,241)	125,241	125,241

Total Investments — 100.3% (Cost $26,624,903)		27,851,087
Liabilities in Excess of Other Assets — (0.3%)		(70,132)

Net Assets — 100.0%		27,780,955

Percentages indicated are based on net assets.

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$27,851,087	$—	$—	$27,851,087

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 51.1%
Aerospace & Defense — 1.8%
Boeing Co. (The)	838	298,579
L3 Technologies, Inc.	1,468	314,798
Rockwell Collins, Inc.	22,312	3,101,145

		3,714,522

Auto Components — 0.5%
BorgWarner, Inc.	5,048	232,309
Cooper-Standard Holdings, Inc. *	1,682	226,734
Gentex Corp.	10,067	233,554
Lear Corp.	1,239	223,181

		915,778

Automobiles — 0.1%
Thor Industries, Inc.	2,286	216,827

Banks — 0.2%
Customers Bancorp, Inc. *	6,200	157,914
Umpqua Holdings Corp.	13,238	281,969

		439,883

Beverages — 0.2%
PepsiCo, Inc.	2,588	297,620

Biotechnology — 0.2%
Sirtex Medical Ltd. (Australia)	16,679	394,035

Building Products — 1.8%
Continental Building Products, Inc. *	9,189	293,129
Owens Corning	4,470	278,124
USG Corp. *	73,151	3,161,586

		3,732,839

Capital Markets — 0.6%
Artisan Partners Asset Management, Inc., Class A	9,414	324,312
BGC Partners, Inc., Class A	36,214	388,938
Houlihan Lokey, Inc.	5,657	278,098
Waddell & Reed Financial, Inc., Class A	15,539	321,813

		1,313,161

Chemicals — 1.1%
CF Industries Holdings, Inc.	6,843	303,966
Eastman Chemical Co.	2,969	307,648
Huntsman Corp.	9,600	321,888
LyondellBasell Industries NV, Class A	2,747	304,340
Platform Specialty Products Corp. *	62,800	776,208
Westlake Chemical Corp.	2,764	296,356

		2,310,406

Commercial Services & Supplies — 0.6%
Brady Corp., Class A	7,984	305,388
Deluxe Corp.	4,597	270,901
KAR Auction Services, Inc.	4,976	295,823
Quad/Graphics, Inc.	15,005	308,503

		1,180,615

Communications Equipment — 0.8%
Cisco Systems, Inc.	7,515	317,810
Mitel Networks Corp. *	78,231	858,194
Motorola Solutions, Inc.	2,864	347,403

		1,523,407

Construction & Engineering — 0.3%
EMCOR Group, Inc.	3,835	295,103
Jacobs Engineering Group, Inc.	4,502	304,471

		599,574

Investments	Shares	Value($)
Consumer Finance — 0.3%
Ally Financial, Inc.	10,645	284,860
Discover Financial Services	4,079	291,282

		576,142

Containers & Packaging — 0.3%
Greif, Inc., Class A	5,608	305,356
Sealed Air Corp.	8,900	392,223

		697,579

Diversified Consumer Services — 0.1%
H&R Block, Inc.	9,075	228,327

Diversified Financial Services — 0.3%
Kinnevik AB, Class B (Sweden)	19,001	655,796

Diversified Telecommunication Services — 0.1%
Vonage Holdings Corp. *	22,323	285,958

Electric Utilities — 0.4%
Exelon Corp.	7,094	301,495
FirstEnergy Corp.	8,448	299,313
IDACORP, Inc.	3,194	301,002

		901,810

Electrical Equipment — 0.6%
Eaton Corp. plc	3,829	318,458
Generac Holdings, Inc. *	5,788	311,105
Regal Beloit Corp.	3,587	308,303
Sensata Technologies Holding plc *	5,912	321,435

		1,259,301

Electronic Equipment, Instruments & Components — 2.0%
FLIR Systems, Inc.	6,107	357,870
Littelfuse, Inc.	1,319	285,985
VeriFone Systems, Inc. *	134,154	3,072,127
Vishay Intertechnology, Inc.	13,776	344,400

		4,060,382

Energy Equipment & Services — 0.5%
Diamond Offshore Drilling, Inc. *	16,079	308,717
National Oilwell Varco, Inc.	6,954	338,103
Seadrill Ltd. (United Kingdom) *	6,500	130,520
Tidewater, Inc. *	5,100	175,083

		952,423

Food & Staples Retailing — 1.1%
SUPERVALU, Inc. *	44,164	1,427,381
United Natural Foods, Inc. *	6,892	221,922
Walgreens Boots Alliance, Inc.	4,555	308,009
Walmart, Inc.	3,382	301,776

		2,259,088

Food Products — 0.6%
Flowers Foods, Inc.	14,487	295,535
Ingredion, Inc.	3,718	376,633
JM Smucker Co. (The)	2,717	301,913
Sanderson Farms, Inc.	3,007	303,196

		1,277,277

Health Care Equipment & Supplies — 1.4%
Abaxis, Inc.	10,956	909,348
Baxter International, Inc. (a)	3,966	287,336
Becton Dickinson and Co. (a)	1,202	300,945
Danaher Corp.	2,919	299,431
NxStage Medical, Inc. *	23,311	654,340
STERIS plc	2,647	303,002

		2,754,402

Health Care Providers & Services — 4.5%
Aetna, Inc.	4,368	822,888
Chemed Corp.	903	285,375
Encompass Health Corp.	4,251	321,503
Envision Healthcare Corp. *	70,188	3,106,521

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Health Care Providers & Services — continued
Express Scripts Holding Co. *	5,164	410,332
Humana, Inc.	928	291,559
LifePoint Health, Inc.*	46,479	3,011,839
MEDNAX, Inc. *	2,300	98,417
Quest Diagnostics, Inc.	2,582	278,133
UnitedHealth Group, Inc.	1,165	295,001
WellCare Health Plans, Inc. *	1,150	307,533

		9,229,101

Health Care Technology — 1.5%
athenahealth, Inc. *	5,274	794,844
Cotiviti Holdings, Inc. *	48,834	2,179,950

		2,974,794

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.	10,900	514,153
Churchill Downs, Inc.	1,400	400,330
Hyatt Hotels Corp., Class A	2,721	212,864
Royal Caribbean Cruises Ltd.	2,019	227,662
Sonic Corp.	2,600	91,390
Wyndham Destinations, Inc.	4,806	221,653

		1,668,052

Household Durables — 0.4%
PulteGroup, Inc.	7,132	203,191
Taylor Morrison Home Corp., Class A *	10,582	206,666
Toll Brothers, Inc.	6,014	212,054
William Lyon Homes, Class A *	9,429	205,835

		827,746

Household Products — 0.2%
Energizer Holdings, Inc.	4,626	294,584

Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy, Inc.	9,334	295,608
NRG Yield, Inc., Class C	16,604	308,834
Vistra Energy Corp. *	12,776	288,738

		893,180

Insurance — 3.0%
Aflac, Inc. (a)	6,857	319,125
AmTrust Financial Services, Inc.	109,454	1,584,894
First American Financial Corp.	5,482	306,992
Old Republic International Corp.	14,559	310,252
Prudential Financial, Inc.	3,085	311,307
Stewart Information Services Corp.	401	18,222
Universal Insurance Holdings, Inc.	7,883	350,005
XL Group Ltd. (Bermuda)	53,330	2,998,746

		6,199,543

Internet Software & Services — 0.7%
Match Group, Inc. *	7,544	272,489
Web.com Group, Inc. *	41,580	1,045,737

		1,318,226

IT Services — 2.6%
Accenture plc, Class A	2,028	323,121
Amdocs Ltd.	4,727	319,451
Cognizant Technology Solutions Corp., Class A	4,168	339,692
Convergys Corp.	13,060	321,276
CSG Systems International, Inc.	7,651	311,166
ManTech International Corp., Class A	6,050	362,092
Mastercard, Inc., Class A	1,653	327,294
MAXIMUS, Inc.	5,233	339,151
Syntel, Inc. *	41,506	1,684,728
Total System Services, Inc.	3,789	346,845
Visa, Inc., Class A	2,440	333,646
Western Union Co. (The)	15,810	318,730

		5,327,192

Investments	Shares	Value($)
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	4,666	308,142
Cambrex Corp. *	5,300	331,250
Charles River Laboratories International, Inc. *	2,386	296,580
ICON plc *	2,108	293,349
Medpace Holdings, Inc. *	6,145	377,119

		1,606,440

Machinery — 1.6%
Allison Transmission Holdings, Inc.	7,110	334,170
Caterpillar, Inc.	2,176	312,909
Crane Co.	3,591	325,237
Cummins, Inc.	2,193	313,182
Greenbrier Cos., Inc. (The)	5,171	292,937
Hillenbrand, Inc.	5,996	300,999
Illinois Tool Works, Inc.	2,181	312,603
Ingersoll-Rand plc	3,257	320,847
Terex Corp.	10,300	454,436
Trinity Industries, Inc.	2,200	83,820
Watts Water Technologies, Inc., Class A	3,559	304,473

		3,355,613

Marine — 0.1%
DryShips, Inc. (Greece)	24,000	126,480

Media — 2.4%
APN Outdoor Group Ltd. (Australia)	142,276	666,631
John Wiley & Sons, Inc., Class A	3,401	214,773
Madison Square Garden Co. (The), Class A *	2,100	655,578
Omnicom Group, Inc.	3,245	223,353
Sinclair Broadcast Group, Inc., Class A	8,352	215,482
Twenty-First Century Fox, Inc., Class A	65,738	2,958,210

		4,934,027

Metals & Mining — 0.5%
Alcoa Corp. *	7,278	314,919
Sandstorm Gold Ltd. (Canada) *	18,700	82,801
Schnitzer Steel Industries, Inc., Class A	8,913	293,684
Steel Dynamics, Inc.	6,254	294,501

		985,905

Multiline Retail — 0.3%
Kohl’s Corp.	3,048	225,156
Macy’s, Inc.	5,719	227,216
Target Corp.	2,861	230,825

		683,197

Multi-Utilities — 2.7%
Avista Corp.	8,779	444,042
Innogy SE (Germany) *	37,559	1,614,739
MDU Resources Group, Inc.	10,180	295,220
Vectren Corp.	43,278	3,093,078

		5,447,079

Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	2,416	305,068
ConocoPhillips	4,210	303,836
CONSOL Energy, Inc. *	7,034	292,826
Delek US Holdings, Inc.	6,126	326,638
HollyFrontier Corp.	4,174	311,297
Murphy Oil Corp.	9,342	310,715
Peabody Energy Corp.	11,582	492,119
Valero Energy Corp.	2,784	329,486

		2,671,985

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Paper & Forest Products — 1.7%
Domtar Corp.	6,275	302,580
KapStone Paper and Packaging Corp.	83,369	2,899,574
Louisiana-Pacific Corp.	11,189	301,208

		3,503,362

Personal Products — 0.7%
Herbalife Nutrition Ltd. *	5,676	293,052
Nu Skin Enterprises, Inc., Class A	3,979	289,870
Ontex Group NV (Belgium)	27,328	826,283

		1,409,205

Pharmaceuticals — 1.5%
Bristol-Myers Squibb Co.	5,338	313,608
Eli Lilly & Co.	6,600	652,146
Green Organic Dutchman Holdings Ltd. (The) (Canada) *	5,400	21,378
Horizon Pharma plc *	16,959	298,987
Johnson & Johnson	2,353	311,820
Novartis AG (Registered) (Switzerland)	8,563	718,622
Pfizer, Inc.	7,958	317,763
STADA Arzneimittel AG (Germany)	2,118	202,097
Taro Pharmaceutical Industries Ltd. *	2,596	291,427

		3,127,848

Professional Services — 0.3%
FTI Consulting, Inc. *	4,459	352,083
ICF International, Inc.	4,105	302,333

		654,416

Road & Rail — 0.1%
ArcBest Corp.	6,321	294,243

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	6,835	332,386
Cabot Microelectronics Corp.	2,975	358,339
Entegris, Inc.	9,082	319,232
First Solar, Inc. *	6,167	322,842
Lam Research Corp.	1,901	362,407
Maxim Integrated Products, Inc.	5,495	335,964
MKS Instruments, Inc.	3,214	303,080
NXP Semiconductors NV (Netherlands) *	21,358	2,036,272
Rudolph Technologies, Inc. *	10,357	296,210
Teradyne, Inc.	8,543	369,485
Texas Instruments, Inc.	2,914	324,387

		5,360,604

Software — 1.2%
Avaya Holdings Corp. *	6,000	123,480
Blackbaud, Inc.	3,024	301,826
Citrix Systems, Inc. *	3,065	337,058
Intuit, Inc.	1,576	321,882
Oracle Corp.	7,135	340,197
Progress Software Corp.	7,567	278,390
Synopsys, Inc. *	3,689	329,907
VMware, Inc., Class A *	2,199	317,953

		2,350,693

Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	8,624	204,303
American Eagle Outfitters, Inc.	9,138	230,095
Best Buy Co., Inc.	2,945	220,963
Caleres, Inc.	6,204	207,772
Chico’s FAS, Inc.	25,169	218,970
Children’s Place, Inc. (The)	2,494	306,513
Dick’s Sporting Goods, Inc.	6,371	217,506
DSW, Inc., Class A	8,119	222,785
Foot Locker, Inc.	4,316	210,664
Gap, Inc. (The)	7,420	223,861

Investments	Shares	Value($)
Specialty Retail — continued
Rent-A-Center, Inc. *	56,038	831,604
Tailored Brands, Inc.	11,200	225,792
Zumiez, Inc. *	12,647	286,455

		3,607,283

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.	1,778	338,335
HP, Inc.	13,083	301,956
NetApp, Inc.	3,632	281,553
Seagate Technology plc	5,704	300,144

		1,221,988

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. *	1,898	214,151
Movado Group, Inc.	4,601	229,130
Ralph Lauren Corp.	1,644	221,907
Wolverine World Wide, Inc.	6,236	220,630

		885,818

Trading Companies & Distributors — 0.2%
Applied Industrial Technologies, Inc.	3,941	294,196
WESCO International, Inc. *	2,500	152,500

		446,696

Water Utilities — 0.3%
SJW Group	9,081	587,359

TOTAL COMMON STOCKS (Cost $100,397,970)		104,539,811

SHORT-TERM INVESTMENTS — 41.9%
INVESTMENT COMPANIES — 41.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (b)(c) (Cost $85,614,658)	85,614,658	85,614,658

Total Investments — 93.0% (Cost $186,012,628)		190,154,469
Other Assets Less Liabilities — 7.0%		14,379,657

Net Assets — 100.0%		204,534,126

Percentages indicated are based on net assets.

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	29	08/2018	EUR	1,865,564	29,678
Feeder Cattle	4	08/2018	USD	298,650	(9,887)
Hang Seng Index	1	08/2018	HKD	181,466	(3,566)
LME Aluminum Base Metal	39	08/2018	USD	2,015,569	(105,731)
LME Nickel Base Metal	16	08/2018	USD	1,339,488	(33,456)
LME Zinc Base Metal	41	08/2018	USD	2,701,900	(95,449)
WTI Crude Oil	11	08/2018	USD	756,360	15,931
Australia 10 Year Bond	293	09/2018	AUD	28,126,737	273,806
Canada 10 Year Bond	27	09/2018	CAD	2,797,240	3,140
Cocoa	12	09/2018	USD	260,400	(19,686)
EURO STOXX 50 Index	8	09/2018	EUR	329,420	6,934
Euro-Bobl	54	09/2018	EUR	8,310,500	(23,246)
Euro-Bund	22	09/2018	EUR	4,156,759	(12,100)
Euro-Buxl	16	09/2018	EUR	3,285,406	(7,919)
Euro-Schatz	254	09/2018	EUR	33,237,452	(37,960)
Feeder Cattle	20	09/2018	USD	1,495,750	(3,284)
FTSE 100 Index	22	09/2018	GBP	2,221,616	25,469
FTSE/MIB Index	3	09/2018	EUR	388,338	2,470
Japan 10 Year Bond	24	09/2018	JPY	32,344,140	(14,120)
LME Aluminum Base Metal	42	09/2018	USD	2,179,538	(46,744)
LME Nickel Base Metal	24	09/2018	USD	2,014,200	(67,056)
Long Gilt	3	09/2018	GBP	483,071	(3,467)
Natural Gas	35	09/2018	USD	979,300	(2,660)
S&P 500 E-Mini Index	8	09/2018	USD	1,126,840	21,029
SPI 200 Index	24	09/2018	AUD	2,775,728	52,654
TOPIX Index	4	09/2018	JPY	628,044	(1,793)
U.S. Treasury 10 Year Note	196	09/2018	USD	23,406,688	27,131
Wheat	10	09/2018	USD	276,875	32,333
WTI Crude Oil	48	09/2018	USD	3,246,240	(59,758)
Lean Hogs	40	10/2018	USD	811,600	(140,538)
Live Cattle	37	10/2018	USD	1,617,640	(20,019)
LME Zinc Base Metal	24	10/2018	USD	1,575,450	30,378
WTI Crude Oil	20	10/2018	USD	1,345,400	(18,233)
Cotton No. 2	122	12/2018	USD	5,464,990	153,973
Lean Hogs	68	12/2018	USD	1,266,160	(491)
Cotton No. 2	40	03/2019	USD	1,790,000	1,680

					(50,557)

Short Contracts
IBEX 35 Index	(7)	08/2018	EUR	(807,026)	(10,663)
LME Aluminum Base Metal	(39)	08/2018	USD	(2,015,569)	(5,606)
LME Nickel Base Metal	(16)	08/2018	USD	(1,339,488)	(14,784)
LME Zinc Base Metal	(41)	08/2018	USD	(2,701,900)	(61,624)
Natural Gas	(2)	08/2018	USD	(55,640)	(1,920)
Australia 3 Year Bond	(28)	09/2018	AUD	(2,314,309)	(6,152)
Canada 10 Year Bond	(5)	09/2018	CAD	(518,007)	4,008
Coffee ‘C’	(36)	09/2018	USD	(1,483,650)	219,154
Copper	(5)	09/2018	USD	(353,938)	(18,576)
Euro-Bund	(125)	09/2018	EUR	(23,617,946)	(34,147)
Japan 10 Year Bond	(15)	09/2018	JPY	(20,215,087)	(1,579)
LME Aluminum Base Metal	(12)	09/2018	USD	(622,725)	(13,200)
LME Zinc Base Metal	(9)	09/2018	USD	(592,425)	58,754
Long Gilt	(19)	09/2018	GBP	(3,059,449)	(24,895)
S&P 500 E-Mini Index	(160)	09/2018	USD	(22,536,800)	(250,100)
Silver	(16)	09/2018	USD	(1,244,720)	56,282
Soybean	(29)	09/2018	USD	(1,317,688)	(65,461)
Sugar No. 11	(51)	09/2018	USD	(602,616)	131,133
U.S. Treasury 10 Year Note	(31)	09/2018	USD	(3,702,078)	1,213
U.S. Treasury 2 Year Note	(135)	09/2018	USD	(28,531,406)	38,239

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
U.S. Treasury 5 Year Note	(69)	09/2018	USD	(7,804,547)	683
U.S. Treasury Long Bond	(10)	09/2018	USD	(1,430,313)	2,493
Lean Hogs	(35)	10/2018	USD	(710,150)	126,877
Live Cattle	(28)	10/2018	USD	(1,224,160)	5,817
Soybean	(17)	11/2018	USD	(781,150)	(21,088)
100 oz Gold	(13)	12/2018	USD	(1,603,680)	5,555
Coffee ‘C’	(97)	12/2018	USD	(4,114,013)	50,764
Corn	(155)	12/2018	USD	(2,995,375)	(21,007)
Live Cattle	(36)	12/2018	USD	(1,626,840)	20,734
Wheat	(66)	12/2018	USD	(1,891,725)	(55,295)
Sugar No. 11	(171)	02/2019	USD	(2,198,650)	191,498
Coffee ‘C’	(38)	03/2019	USD	(1,661,550)	5,173
Corn	(41)	03/2019	USD	(813,850)	(12,421)
Wheat	(43)	03/2019	USD	(1,263,663)	(11,402)
Sugar No. 11	(48)	04/2019	USD	(628,454)	21,840

					310,297

					259,740

JPMorgan Diversified Alternatives ETF

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	13,406,941	USD	9,897,151	Merrill Lynch International	8/17/2018	64,468
CAD	15,556,315	USD	11,854,991	HSBC Bank, NA	8/17/2018	106,853
CHF	503,974	USD	509,247	Merrill Lynch International	8/17/2018	398
MXN	38,431,138	USD	1,988,821	Credit Suisse International	8/17/2018	67,781
NZD	12,624,502	USD	8,599,230	Deutsche Bank AG	8/17/2018	5,454
PHP	99,530,939	USD	1,853,808	Merrill Lynch International**	8/17/2018	23,396
SEK	3,773,330	USD	427,767	BNP Paribas SA	8/17/2018	1,874
USD	20,422,004	EUR	17,384,075	Barclays Bank plc	8/17/2018	70,495
USD	841,062	EUR	716,965	HSBC Bank, NA	8/17/2018	1,712
USD	2,982,977	GBP	2,249,023	HSBC Bank, NA	8/17/2018	29,111
USD	1,795,638	ILS	6,519,315	Credit Suisse International	8/17/2018	18,542
USD	12,117,878	JPY	1,337,327,828	HSBC Bank, NA	8/17/2018	145,337
USD	18,865,006	SEK	164,436,449	State Street Corp.	8/17/2018	141,863
USD	1,817,764	THB	60,284,144	Citibank NA	8/17/2018	5,214
USD	1,767,403	TWD	53,703,770	Merrill Lynch International**	8/17/2018	8,798
ZAR	24,303,887	USD	1,796,408	Citibank NA	8/17/2018	45,397
IDR	26,118,870,084	USD	1,803,167	Merrill Lynch International**	8/20/2018	7,785
INR	120,979,717	USD	1,750,108	Merrill Lynch International**	8/20/2018	12,214

Total unrealized appreciation						756,692

USD	1,192,668	AUD	1,617,030	BNP Paribas SA	8/3/2018	(8,714)
AUD	8,223,818	USD	6,116,212	State Street Corp.	8/17/2018	(5,754)
CHF	5,790,888	USD	5,859,770	Credit Suisse International	8/17/2018	(3,720)
EUR	400,177	AUD	634,230	Goldman Sachs International	8/17/2018	(2,758)
EUR	5,829,202	USD	6,842,783	State Street Corp.	8/17/2018	(18,546)
GBP	1,867,080	USD	2,475,628	Standard Chartered Bank	8/17/2018	(23,406)
JPY	486,993,480	USD	4,418,716	Barclays Bank plc	8/17/2018	(58,866)
NOK	6,345,430	USD	786,308	Goldman Sachs International	8/17/2018	(7,851)
NOK	79,612,188	USD	9,917,058	State Street Corp.	8/17/2018	(150,247)
SEK	21,559,273	USD	2,473,535	HSBC Bank, NA	8/17/2018	(18,743)
THB	60,284,144	USD	1,816,335	Standard Chartered Bank	8/17/2018	(3,785)
TRY	8,528,350	USD	1,777,142	Citibank NA	8/17/2018	(57,703)
USD	898,103	AUD	1,217,331	Standard Chartered Bank	8/17/2018	(6,398)
USD	7,516,377	CAD	9,875,302	Royal Bank of Canada	8/17/2018	(77,119)
USD	819,141	CHF	820,752	Barclays Bank plc	8/17/2018	(10,846)
USD	24,016,715	CHF	23,801,484	State Street Corp.	8/17/2018	(52,595)
USD	1,916,442	EUR	1,645,123	TD Bank Financial Group	8/17/2018	(9,501)
USD	1,826,436	HUF	505,731,122	Citibank NA	8/17/2018	(19,198)
USD	1,803,167	KRW	2,016,264,974	Merrill Lynch International**	8/17/2018	(3,776)
USD	152,343	MXN	2,981,095	State Street Corp.	8/17/2018	(7,187)
USD	1,347,596	NZD	1,989,376	HSBC Bank, NA	8/17/2018	(8,335)
USD	1,855,363	PHP	99,530,939	Merrill Lynch International**	8/17/2018	(21,841)
USD	1,837,352	PLN	6,782,578	Citibank NA	8/17/2018	(18,906)
USD	1,199,352	AUD	1,617,030	Barclays Bank plc	9/5/2018	(2,229)

Total unrealized depreciation						(598,024)

Net unrealized appreciation						158,668

Over the Counter (“OTC”) Total Return Swap contracts outstanding as of July 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
Media Gen, Inc. CVR ‡	Total appreciation of the position at maturity	Total appreciation/depreciation of the position at maturity	At Termination	Bank of America	11/16/2018	USD 1,329	—	65

							—	65

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited)

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$(1,120,206)	$89,699	$(17,214)	$72,485

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
International Consolidated Airlines Group SA	33,528	312,036	6,703	0.0	(d)

Construction & Engineering
Kier Group plc	9,799	124,372	1,293	0.0	(d)

Energy Equipment & Services
Petrofac Ltd.	17,304	139,142	14,546	0.0	(d)

Hotels, Restaurants & Leisure
Carnival plc	453	26,296	(302)	(0.0	)(d)
William Hill plc	5,283	20,621	(399)	(0.0	)(d)

	5,736	46,917	(701)	(0.0	)(d)

Household Durables
Berkeley Group Holdings plc	1,426	69,797	980	0.0	(d)
Bovis Homes Group plc	15,290	231,143	(306)	(0.0	)(d)
Redrow plc	9,543	67,277	78	0.0	(d)

	26,259	368,217	752	0.0	(d)

Media
Pearson plc	18,964	229,694	952	0.0	(d)

Metals & Mining
Anglo American plc	14,105	319,278	6,388	0.0	(d)
BHP Billiton plc	13,918	320,305	15,557	0.0	(d)
Centamin plc	42,403	66,107	(1,059)	(0.0	)(d)
Rio Tinto plc	2,231	122,484	1,859	0.0	(d)

	72,657	828,174	22,745	0.0	(d)

Multi-Utilities
Centrica plc	6,876	13,425	(455)	(0.0	)(d)

Wireless Telecommunication Services
Vodafone Group plc	32,078	78,365	2,622	0.0	(d)

Total Long Positions of Total Return Basket Swaps	223,201	2,140,342	48,457	0.0	(d)

Short Positions
Common Stocks
Aerospace & Defense
Cobham plc*	(125,466)	(205,702)	10,902	0.0	(d)
Rolls-Royce Holdings plc*	(16,680)	(216,866)	(596)	(0.0	)(d)

	(142,146)	(422,568)	10,306	0.0	(d)

Banks
Standard Chartered plc	(24,307)	(219,185)	(2,938)	(0.0	)(d)

Capital Markets
St James’s Place plc	(13,674)	(216,355)	462	0.0	(d)

Chemicals
Johnson Matthey plc	(4,461)	(219,784)	138	0.0	(d)

Diversified Consumer Services
Dignity plc	(12,128)	(160,833)	(1,181)	(0.0	)(d)

Hotels, Restaurants & Leisure
Compass Group plc	(7,415)	(159,492)	1,323	0.0	(d)
InterContinental Hotels Group plc	(2,494)	(153,933)	7,546	0.0	(d)
Merlin Entertainments plc	(30,134)	(155,776)	2,848	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Whitbread plc	(3,107)	(159,607)	3,646	0.0	(d)

	(43,150)	(628,808)	15,363	0.0	(d)

Industrial Conglomerates
DCC plc	(2,307)	(213,437)	496	0.0	(d)

Machinery
Weir Group plc (The)	(8,435)	(216,150)	5,634	0.0	(d)

Media
ITV plc	(71,614)	(154,778)	9,024	0.0	(d)

Metals & Mining
Fresnillo plc	(15,038)	(204,818)	16,670	0.0	(d)

Multiline Retail
B&M European Value Retail SA	(29,425)	(159,218)	1,110	0.0	(d)

Tobacco
British American Tobacco plc	(4,174)	(229,454)	(19,166)	(0.0	)(d)

Trading Companies & Distributors
Bunzl plc	(7,241)	(215,160)	5,324	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(378,100)	(3,260,548)	41,242	0.0	(d)

Total of Long and Short Positions of Total Return Basket Swaps	(154,899)	(1,120,206)	89,699	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	10/18/2018	$(11,604,263)	$469,944	$75,654	$545,598

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
TransDigm Group, Inc.	(597)	(224,197)	(9,230)	(0.0	)(d)

Airlines
Spirit Airlines, Inc.*	(5,330)	(231,535)	(12,952)	(0.0	)(d)

Banks
Signature Bank	(1,794)	(196,820)	27,932	0.0	(d)

Commercial Services & Supplies
Clean Harbors, Inc.*	(3,813)	(217,074)	(4,575)	(0.0	)(d)
Covanta Holding Corp.	(13,260)	(238,680)	(20,553)	(0.0	)(d)
Healthcare Services Group, Inc.	(4,330)	(174,326)	(7,621)	(0.0	)(d)

	(21,403)	(630,080)	(32,749)	(0.0	)(d)

Communications Equipment
Infinera Corp.*	(27,781)	(231,138)	19,169	0.0	(d)
Lumentum Holdings, Inc.*	(6,597)	(344,693)	46,509	0.0	(d)
ViaSat, Inc.*	(3,157)	(222,063)	(5,936)	(0.0	)(d)

	(37,535)	(797,894)	59,742	0.0	(d)

Consumer Finance
LendingClub Corp.*	(40,899)	(168,504)	11,452	0.0	(d)

Distributors
Core-Mark Holding Co., Inc.	(6,587)	(159,274)	(1,515)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Diversified Consumer Services
Chegg, Inc.*	(5,530)	(153,181)	8,793	0.0	(d)

Energy Equipment & Services
Weatherford International plc*	(64,035)	(217,079)	1,281	0.0	(d)

Food & Staples Retailing
Casey’s General Stores, Inc.	(1,962)	(214,604)	(1,452)	(0.0	)(d)

Health Care Equipment & Supplies
DexCom, Inc.*	(2,104)	(200,153)	17,653	0.0	(d)
Insulet Corp.*	(2,470)	(205,405)	13,560	0.0	(d)
Nevro Corp.*	(2,876)	(161,804)	11,101	0.0	(d)
Wright Medical Group NV*	(3,097)	(78,757)	(1,301)	(0.0	)(d)

	(10,547)	(646,119)	41,013	0.0	(d)

Hotels, Restaurants & Leisure
MGM Resorts International	(5,184)	(162,622)	(1,815)	(0.0	)(d)

Household Durables
iRobot Corp.*	(834)	(66,094)	(475)	(0.0	)(d)

Internet & Direct Marketing Retail
Netflix, Inc.*	(449)	(151,515)	16,918	0.0	(d)
Wayfair, Inc.*	(1,269)	(138,093)	19,581	0.0	(d)

	(1,718)	(289,608)	36,499	0.0	(d)

Internet Software & Services
ANGI Homeservices, Inc.*	(12,864)	(202,093)	11,063	0.0	(d)
Cornerstone OnDemand, Inc.*	(3,990)	(197,106)	19,192	0.0	(d)
GTT Communications, Inc.*	(4,565)	(202,914)	6,619	0.0	(d)
MINDBODY, Inc.*	(5,100)	(190,485)	30,855	0.0	(d)
Nutanix, Inc.*	(3,914)	(191,356)	36,087	0.0	(d)
Pandora Media, Inc.*	(65,657)	(442,528)	97,829	0.0	(d)
Wix.com Ltd.*	(2,011)	(191,045)	27,651	0.0	(d)

	(98,101)	(1,617,527)	229,296	0.0	(d)

Media
Liberty Broadband Corp.*	(2,102)	(167,046)	(1,051)	(0.0	)(d)
Lions Gate Entertainment Corp.	(6,536)	(155,883)	131	0.0	(d)

	(8,638)	(322,929)	(920)	(0.0	)(d)

Metals & Mining
Coeur Mining, Inc.*	(27,070)	(189,490)	27,882	0.0	(d)
Compass Minerals International, Inc.	(3,188)	(216,306)	(159)	(0.0	)(d)

	(30,258)	(405,796)	27,723	0.0	(d)

Multi-Utilities
Dominion Energy, Inc.	(3,031)	(217,353)	(5,334)	(0.0	)(d)
NiSource, Inc.	(8,318)	(217,765)	(2,329)	(0.0	)(d)
Sempra Energy	(1,884)	(217,772)	(2,393)	(0.0	)(d)

	(13,233)	(652,890)	(10,056)	(0.0	)(d)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc.*	(3,448)	(218,948)	(4,275)	(0.0	)(d)
Chesapeake Energy Corp.*	(47,567)	(224,516)	(2,854)	(0.0	)(d)
Concho Resources, Inc.*	(1,827)	(266,468)	6,961	0.0	(d)
Extraction Oil & Gas, Inc.*	(15,270)	(230,882)	(18,324)	(0.0	)(d)
Parsley Energy, Inc.*	(6,916)	(217,370)	1,936	0.0	(d)

	(75,028)	(1,158,184)	(16,556)	(0.0	)(d)

Pharmaceuticals
Aclaris Therapeutics, Inc.*	(3,784)	(64,858)	11,579	0.0	(d)
Aerie Pharmaceuticals, Inc.*	(2,955)	(199,610)	17,878	0.0	(d)
Nektar Therapeutics*	(3,628)	(190,833)	(17,124)	(0.0	)(d)
Pacira Pharmaceuticals, Inc.*	(5,684)	(228,497)	(17,905)	(0.0	)(d)

	(16,051)	(683,798)	(5,572)	(0.0	)(d)

Road & Rail
AMERCO	(577)	(217,575)	(6,601)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(8,166)	(149,683)	(12,086)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Inphi Corp.*	(6,594)	(207,315)	24,068	0.0	(d)
MACOM Technology Solutions Holdings, Inc.*	(9,369)	(195,156)	34,103	0.0	(d)

	(24,129)	(552,154)	46,085	0.0	(d)

Software
Autodesk, Inc.*	(1,615)	(207,431)	14,519	0.0	(d)
HubSpot, Inc.*	(1,619)	(200,918)	16,190	0.0	(d)
PROS Holdings, Inc.*	(4,744)	(176,192)	3,938	0.0	(d)
Snap, Inc.*	(16,330)	(204,125)	13,880	0.0	(d)

	(24,308)	(788,666)	48,527	0.0	(d)

Specialty Retail
CarMax, Inc.*	(2,075)	(154,961)	5,582	0.0	(d)

Technology Hardware, Storage & Peripherals
Diebold Nixdorf, Inc.	(4,465)	(50,678)	3,795	0.0	(d)
Pure Storage, Inc.*	(9,150)	(198,189)	23,241	0.0	(d)

	(13,615)	(248,867)	27,036	0.0	(d)

Trading Companies & Distributors
SiteOne Landscape Supply, Inc.*	(2,326)	(207,386)	2,652	0.0	(d)

Water Utilities
American Water Works Co., Inc.	(2,468)	(217,801)	(1,653)	(0.0	)(d)
California Water Service Group	(5,307)	(218,118)	(2,123)	(0.0	)(d)

	(7,775)	(435,919)	(3,776)	(0.0	)(d)

Total Short Positions of Total Return Basket Swaps	(520,069)	(11,604,263)	469,944	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month BA on short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	10/15/2018	$(1,684,032)	$79,659	$63,442	$143,101

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc.*	(60,060)	(226,232)	916	0.0	(d)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(11,524)	(210,663)	9,930	0.0	(d)

Metals & Mining
Agnico Eagle Mines Ltd.	(4,755)	(199,214)	19,618	0.0	(d)
B2Gold Corp.*	(84,622)	(210,766)	6,505	0.0	(d)
Franco-Nevada Corp.	(2,921)	(214,261)	6,626	0.0	(d)
Goldcorp, Inc.	(16,007)	(200,080)	16,895	0.0	(d)

	(108,305)	(824,321)	49,644	0.0	(d)

Oil, Gas & Consumable Fuels
MEG Energy Corp.*	(32,214)	(209,997)	16,389	0.0	(d)
Paramount Resources Ltd.*	(18,962)	(212,819)	2,780	0.0	(d)

	(51,176)	(422,816)	19,169	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(231,065)	(1,684,032)	79,659	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	3/29/2019	$908,480	$50,828	$9,816	$60,644

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(e)	1,504	132,559	2,982	0.0	(d)
Swisscom AG (Registered)	652	306,111	13,057	0.0	(d)

	2,156	438,670	16,039	0.0	(d)

Machinery
Bucher Industries AG (Registered)	918	297,438	(3,842)	(0.0	)(d)
OC Oerlikon Corp. AG (Registered)*	20,153	313,125	9,060	0.0	(d)

	21,071	610,563	5,218	0.0	(d)

Pharmaceuticals
Galenica AG*(e)	5,432	310,288	3,941	0.0	(d)
Novartis AG (Registered)	1,135	95,251	2,781	0.0	(d)

	6,567	405,539	6,722	0.0	(d)

Total Long Positions of Total Return Basket Swaps	29,794	1,454,772	27,979	0.0	(d)

Short Positions
Common Stocks
Household Durables
Forbo Holding AG (Registered)	(111)	(175,500)	(14,019)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
ams AG*	(3,349)	(240,940)	5,213	0.0	(d)
Meyer Burger Technology AG*	(184,300)	(129,852)	31,655	0.0	(d)

	(187,649)	(370,792)	36,868	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(187,760)	(546,292)	22,849	0.0	(d)

Total of Long and Short Positions of Total Return Basket Swaps	(157,966)	908,480	50,828	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month EURIBOR on short positions, which is denominated in EUR based on the local currencies of the positions within the swaps.	3/29/2019	$(5,645,391)	$(12,606)	$(94,217)	$(106,823)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Banks
Bankia SA	(58,396)	(229,561)	(19,108)	(0.0	)(d)

Capital Markets
Deutsche Bank AG (Registered)	(17,759)	(232,266)	(17,285)	(0.0	)(d)

Chemicals
LANXESS AG	(2,730)	(224,325)	(2,261)	(0.0	)(d)
Lenzing AG	(1,737)	(220,589)	995	0.0	(d)
OCI NV*	(4,496)	(135,925)	(4,643)	(0.0	)(d)
Symrise AG	(2,401)	(217,024)	3,566	0.0	(d)

	(11,364)	(797,863)	(2,343)	(0.0	)(d)

Construction & Engineering
Boskalis Westminster	(7,131)	(218,647)	(4,939)	(0.0	)(d)

Containers & Packaging
Huhtamaki OYJ	(6,280)	(225,535)	(2,609)	(0.0	)(d)

Diversified Telecommunication Services
Iliad SA	(1,263)	(199,676)	(1,024)	(0.0	)(d)

Electrical Equipment
Nexans SA	(6,472)	(216,472)	7,615	0.0	(d)

Food & Staples Retailing
Distribuidora Internacional de Alimentacion SA	(104,656)	(233,892)	27,897	0.0	(d)

Food Products
Glanbia plc	(12,153)	(199,950)	15,054	0.0	(d)

Hotels, Restaurants & Leisure
Elior Group SA(e)	(10,263)	(167,566)	(9,867)	(0.0	)(d)

Household Durables
Neinor Homes SA*(e)	(8,513)	(161,041)	3,012	0.0	(d)

Industrial Conglomerates
Siemens AG (Registered)	(1,574)	(222,153)	(4,294)	(0.0	)(d)

Internet & Direct Marketing Retail
Zalando SE*(e)	(2,824)	(162,015)	(3,021)	(0.0	)(d)

Life Sciences Tools & Services
Eurofins Scientific SE	(392)	(213,672)	(1,457)	(0.0	)(d)
MorphoSys AG*	(1,534)	(201,771)	1,304	0.0	(d)

	(1,926)	(415,443)	(153)	(0.0	)(d)

Machinery
Alstom SA*	(4,809)	(215,597)	698	0.0	(d)
ANDRITZ AG	(3,818)	(216,439)	(6,527)	(0.0	)(d)
GEA Group AG	(5,920)	(231,382)	(13,526)	(0.0	)(d)
IMA Industria Macchine Automatiche SpA	(2,483)	(208,503)	11,284	0.0	(d)
Metso OYJ	(6,263)	(229,392)	(13,001)	(0.0	)(d)

	(23,293)	(1,101,313)	(21,072)	(0.0	)(d)

Media
Altice NV*	(33,430)	(111,400)	8,961	0.0	(d)
JCDecaux SA	(4,822)	(157,606)	4,208	0.0	(d)
Telenet Group Holding NV*	(3,483)	(167,720)	(3,797)	(0.0	)(d)

	(41,735)	(436,726)	9,372	0.0	(d)

Metals & Mining
thyssenkrupp AG	(8,151)	(216,923)	1,077	0.0	(d)

Transportation Infrastructure
Getlink	(15,784)	(208,349)	9,082	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(339,537)	(5,645,391)	(12,606)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.50)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	10/19/2018	$(6,410,753)	$(107,151)	$(50,202)	$(157,353)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Chemicals
Mitsubishi Chemical Holdings Corp.	10,900	95,478	2,244	0.0	(d)
Mitsubishi Gas Chemical Co., Inc.	4,100	91,606	(984)	(0.0	)(d)

	15,000	187,084	1,260	0.0	(d)

Construction & Engineering
Taisei Corp.	2,200	122,351	1,356	0.0	(d)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	600	27,752	(65)	(0.0	)(d)

Internet Software & Services
Mixi, Inc.	2,800	73,736	2,440	0.0	(d)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	14,700	107,771	6,427	0.0	(d)
Showa Shell Sekiyu KK	10,700	175,613	9,392	0.0	(d)

	25,400	283,384	15,819	0.0	(d)

Pharmaceuticals
Astellas Pharma, Inc.	8,800	143,536	673	0.0	(d)
Shionogi & Co. Ltd.	2,700	147,373	9,422	0.0	(d)

	11,500	290,909	10,095	0.0	(d)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	1,600	63,084	1,907	0.0	(d)

Trading Companies & Distributors
Sumitomo Corp.	8,700	143,261	(745)	(0.0	)(d)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	5,200	133,874	(441)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	73,000	1,325,435	31,626	0.0	(d)

Short Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(7,100)	(205,782)	7,500	0.0	(d)

Banks
Suruga Bank Ltd.	(24,400)	(218,616)	(6,607)	(0.0	)(d)

Chemicals
Kansai Paint Co. Ltd.	(9,600)	(220,917)	(19,341)	(0.0	)(d)
Toray Industries, Inc.	(27,600)	(213,895)	1,522	0.0	(d)

	(37,200)	(434,812)	(17,819)	(0.0	)(d)

Commercial Services & Supplies
Park24 Co. Ltd.	(7,700)	(216,068)	(3,663)	(0.0	)(d)

Construction & Engineering
JGC Corp.	(11,700)	(227,030)	(13,631)	(0.0	)(d)

Consumer Finance
Aiful Corp.*	(67,200)	(214,836)	(2,743)	(0.0	)(d)

Diversified Consumer Services
Benesse Holdings, Inc.	(4,500)	(163,942)	(4,612)	(0.0	)(d)

Electric Utilities
Hokkaido Electric Power Co., Inc.	(34,300)	(221,360)	(5,781)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(7,800)	(225,019)	(13,353)	(0.0	)(d)
Murata Manufacturing Co. Ltd.	(1,200)	(209,971)	2,039	0.0	(d)

	(9,000)	(434,990)	(11,314)	(0.0	)(d)

Food & Staples Retailing
Aeon Co. Ltd.	(10,800)	(219,443)	(3,462)	(0.0	)(d)
Tsuruha Holdings, Inc.	(1,700)	(209,123)	5,391	0.0	(d)

	(12,500)	(428,566)	1,929	0.0	(d)

Food Products
Nissin Foods Holdings Co. Ltd.	(3,100)	(213,883)	1,522	0.0	(d)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(5,100)	(154,241)	(9,952)	(0.0	)(d)
Kyoritsu Maintenance Co. Ltd.	(3,200)	(158,884)	7,357	0.0	(d)

	(8,300)	(313,125)	(2,595)	(0.0	)(d)

Household Durables
Pioneer Corp.*	(122,500)	(166,735)	(5,702)	(0.0	)(d)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(5,900)	(214,835)	(4,068)	(0.0	)(d)
Toshiba Corp.*	(69,000)	(210,844)	5,171	0.0	(d)

	(74,900)	(425,679)	1,103	0.0	(d)

Insurance
Japan Post Insurance Co. Ltd.	(10,200)	(217,114)	(10,265)	(0.0	)(d)

Internet Software & Services
GMO internet, Inc.	(9,300)	(197,248)	22,972	0.0	(d)
Yahoo Japan Corp.	(64,800)	(246,538)	(34,014)	(0.0	)(d)

	(74,100)	(443,786)	(11,042)	(0.0	)(d)

Leisure Products
Shimano, Inc.	(1,100)	(158,629)	1,972	0.0	(d)

Machinery
FANUC Corp.	(1,200)	(241,969)	(13,800)	(0.0	)(d)

Marine
Kawasaki Kisen Kaisha Ltd.*	(12,400)	(225,185)	(10,958)	(0.0	)(d)
Mitsui OSK Lines Ltd.	(9,000)	(233,529)	(19,671)	(0.0	)(d)
Nippon Yusen KK	(11,300)	(217,926)	(2,057)	(0.0	)(d)

	(32,700)	(676,640)	(32,686)	(0.0	)(d)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(3,500)	(163,605)	7,268	0.0	(d)
Marui Group Co. Ltd.	(8,000)	(158,953)	587	0.0	(d)

	(11,500)	(322,558)	7,855	0.0	(d)

Road & Rail
Keio Corp.	(4,400)	(216,080)	(1,257)	(0.0	)(d)
Kintetsu Group Holdings Co. Ltd.	(5,500)	(218,868)	(1,996)	(0.0	)(d)
Odakyu Electric Railway Co. Ltd.	(10,400)	(220,280)	(3,989)	(0.0	)(d)
Tokyu Corp.	(12,700)	(218,649)	(1,998)	(0.0	)(d)

	(33,000)	(873,877)	(9,240)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(29,100)	(260,038)	4,276	0.0	(d)

Software
LINE Corp.*	(4,700)	(205,327)	4,315	0.0	(d)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(4,500)	(226,628)	(8,181)	(0.0	)(d)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(9,800)	(224,198)	(9,568)	(0.0	)(d)

Total Short Positions of Total Return Basket Swaps	(636,300)	(7,736,188)	(138,777)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	(563,300)	(6,410,753)	(107,151)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	10/18/2018	$392,650	$10,526	$18,556	$29,082

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	39,581	77,383	1,212	0.0	(d)

Metals & Mining
Fortescue Metals Group Ltd.	59,835	194,616	(1,829)	(0.0	)(d)
Sandfire Resources NL	46,206	253,822	(47,447)	(0.0	)(d)

	106,041	448,438	(49,276)	(0.0	)(d)

Oil, Gas & Consumable Fuels
Beach Energy Ltd.	223,950	317,748	24,909	0.0	(d)
Whitehaven Coal Ltd.	26,081	105,417	195	0.0	(d)

	250,031	423,165	25,104	0.0	(d)

Total Long Positions of Total Return Basket Swaps	395,653	948,986	(22,960)	(0.0	)(d)

Short Positions
Common Stocks
Chemicals
Nufarm Ltd.	(39,018)	(207,359)	33,397	0.0	(d)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(3,517)	(130,601)	1,011	0.0	(d)

Internet Software & Services
NEXTDC Ltd.*	(40,648)	(218,376)	(922)	(0.0	)(d)

Total Short Positions of Total Return Basket Swaps	(83,183)	(556,336)	33,486	0.0	(d)

Total of Long and Short Positions of Total Return Basket Swaps	312,470	392,650	10,526	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread of (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	3/29/2019	$2,366,435	$(27,689)	$90,000	$62,311

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Biotechnology
Shire plc	14,161	806,528	(12,135)	(0.0	)(d)

Capital Markets
NEX Group plc	14,752	195,455	(7,868)	(0.0	)(d)
Sole Realisation Co. plc*‡	153	—	—	0.0	(d)

	14,905	195,455	(7,868)	(0.0	)(d)

Media
Sky plc	68,293	1,364,452	(7,686)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	97,359	2,366,435	(27,689)	(0.0	)(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	10/18/2018	$1,271,798	$(6,273)	$(1,061)	$(7,334)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Biotechnology
Sirtex Medical Ltd.	23,635	558,369	(5,285)	(0.0	)(d)

Health Care Providers & Services
Healthscope Ltd.	439,143	713,429	(988)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	462,778	1,271,798	(6,273)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread (0.35) %, which is denominated in JPY based on the local currencies of the positions within the swaps.	5/27/2019	$(498,231)	$524	$(182)	$342

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(11,800)	(498,231)	524	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in SEK based on the local currencies of the positions within the swaps.	7/31/2019	$61,178	$(1,431)	$(36)	$(1,467)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Com Hem Holding AB	14,972	267,498	5,349	0.0	(d)

Short Positions
Common Stocks
Wireless Telecommunication Services
Tele2 AB	(15,376)	(206,320)	(6,780)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	(404)	61,178	(1,431)	(0.0	)(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$4,154,815	$(67,734)	$(70,990)	$(138,724)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	40,225	300,795	724	0.0	(d)

Air Freight & Logistics
Royal Mail plc	48,790	300,183	812	0.0	(d)

Airlines
Wizz Air Holdings plc*(b)(c)	6,280	285,688	(27,384)	(0.0	)(d)

Construction & Engineering
Kier Group plc	14,233	180,650	1,878	0.0	(d)

Distributors
Inchcape plc	21,590	199,736	(26,650)	(0.0	)(d)

Electronic Equipment, Instruments & Components
Spectris plc	8,962	272,213	(37,002)	(0.0	)(d)

Energy Equipment & Services
Hunting plc*	29,690	304,208	5,568	0.0	(d)
Petrofac Ltd.	22,963	184,646	19,303	0.0	(d)

	52,653	488,854	24,871	0.0	(d)

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	27,144	311,595	9,320	0.0	(d)

Food & Staples Retailing
J Sainsbury plc	69,528	298,155	1,607	0.0	(d)

Hotels, Restaurants & Leisure
Carnival plc	3,430	199,103	(2,282)	(0.0	)(d)
TUI AG	10,484	224,281	566	0.0	(d)
William Hill plc	52,989	206,830	(4,004)	(0.0	)(d)

	66,903	630,214	(5,720)	(0.0	)(d)

Household Durables
Berkeley Group Holdings plc	3,230	158,097	2,220	0.0	(d)
Persimmon plc	6,985	227,184	(1,182)	(0.0	)(d)
Redrow plc	23,163	163,296	189	0.0	(d)
Taylor Wimpey plc	99,541	228,433	(2,336)	(0.0	)(d)

	132,919	777,010	(1,109)	(0.0	)(d)

Machinery
Bodycote plc	22,086	290,075	(15,707)	(0.0	)(d)

Metals & Mining
Antofagasta plc	24,017	315,418	11,325	0.0	(d)
Centamin plc	146,802	228,866	(3,665)	(0.0	)(d)
Rio Tinto plc	3,335	183,094	2,778	0.0	(d)

	174,154	727,378	10,438	0.0	(d)

Multi-Utilities
Centrica plc	139,793	272,934	(9,251)	(0.0	)(d)

Oil, Gas & Consumable Fuels
BP plc	39,849	299,483	5,409	0.0	(d)
Royal Dutch Shell plc	8,267	289,570	(4,566)	(0.0	)(d)
Tullow Oil plc*	104,276	309,987	4,798	0.0	(d)

	152,392	899,040	5,641	0.0	(d)

Pharmaceuticals
Dechra Pharmaceuticals plc	7,648	299,500	3,580	0.0	(d)
Hikma Pharmaceuticals plc	13,850	298,036	9,884	0.0	(d)

	21,498	597,536	13,464	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Wireless Telecommunication Services
Vodafone Group plc	94,947	231,952	7,761	0.0	(d)

Total Long Positions of Total Return Basket Swaps	1,094,097	7,064,008	(46,307)	(0.0	)(d)

Short Positions
Common Stocks
Banks
Metro Bank plc*	(4,895)	(205,429)	7,782	0.0	(d)

Containers & Packaging
DS Smith plc	(32,991)	(217,971)	121	0.0	(d)

Diversified Telecommunication Services
BT Group plc	(73,820)	(225,822)	(10,249)	(0.0	)(d)
Inmarsat plc	(29,927)	(223,610)	(9,923)	(0.0	)(d)

	(103,747)	(449,432)	(20,172)	(0.0	)(d)

Electrical Equipment
Melrose Industries plc	(76,482)	(216,418)	(1,404)	(0.0	)(d)

Energy Equipment & Services
John Wood Group plc	(26,365)	(224,940)	(14,048)	(0.0	)(d)

Health Care Providers & Services
Spire Healthcare Group plc(b)(c)	(66,275)	(215,595)	(1,356)	(0.0	)(d)

Household Durables
Crest Nicholson Holdings plc	(32,371)	(161,434)	382	0.0	(d)

Household Products
Reckitt Benckiser Group plc	(2,548)	(227,156)	(14,532)	(0.0	)(d)

Media
Cineworld Group plc	(45,791)	(162,620)	(4,713)	(0.0	)(d)

Multi-Utilities
National Grid plc	(19,490)	(208,211)	(44)	(0.0	)(d)

Real Estate Management & Development
Capital & Counties Properties plc	(58,037)	(209,669)	7,964	0.0	(d)

Trading Companies & Distributors
Travis Perkins plc	(12,225)	(191,845)	24,164	0.0	(d)

Water Utilities
Severn Trent plc	(8,608)	(218,473)	(5,571)	(0.0	)(d)

Total Short Positions of Total Return Basket Swaps	(489,825)	(2,909,193)	(21,427)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	604,272	4,154,815	(67,734)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$3,334,891	$(151,158)	$(29,657)	$(180,815)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Linamar Corp.	5,335	243,814	(866)	(0.0	)(d)
Magna International, Inc.	3,790	230,864	(4,388)	(0.0	)(d)

	9,125	474,678	(5,254)	(0.0	)(d)

Banks
Canadian Imperial Bank of Commerce	3,355	306,189	7,309	0.0	(d)
National Bank of Canada	6,178	302,856	3,063	0.0	(d)

	9,533	609,045	10,372	0.0	(d)

Chemicals
Methanex Corp.	4,213	291,025	(13,124)	(0.0	)(d)

Construction & Engineering
Star Group, Inc. (The)*	5,979	204,808	(20,228)	(0.0	)(d)

Food & Staples Retailing
Empire Co. Ltd.	14,679	302,641	3,560	0.0	(d)

Insurance
Power Corp. of Canada	13,245	301,280	(1,418)	(0.0	)(d)

IT Services
CGI Group, Inc.*	5,296	341,898	(11,030)	(0.0	)(d)

Leisure Products
BRP, Inc.	4,600	214,574	(16,559)	(0.0	)(d)

Media
Cogeco Communications, Inc.	4,231	229,626	1,992	0.0	(d)

Metals & Mining
Hudbay Minerals, Inc.	66,698	347,116	(13,642)	(0.0	)(d)

Oil, Gas & Consumable Fuels
Enerplus Corp.	22,728	296,494	(767)	(0.0	)(d)
Husky Energy, Inc.	19,065	324,186	23,813	0.0	(d)
Imperial Oil Ltd.	9,106	311,852	12,567	0.0	(d)
Parex Resources, Inc.*	16,903	298,338	(19,570)	(0.0	)(d)
Suncor Energy, Inc.	7,170	301,935	6,118	0.0	(d)

	74,972	1,532,805	22,161	0.0	(d)

Paper & Forest Products
Canfor Corp.*	13,388	293,520	(34,378)	(0.0	)(d)
Norbord, Inc.	7,902	284,286	(29,691)	(0.0	)(d)
West Fraser Timber Co. Ltd.	4,728	293,672	(39,000)	(0.0	)(d)

	26,018	871,478	(103,069)	(0.0	)(d)

Real Estate Management & Development
First Capital Realty, Inc.	19,513	304,204	5,413	0.0	(d)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	8,759	308,317	8,488	0.0	(d)

Total Long Positions of Total Return Basket Swaps	266,861	6,333,495	(132,338)	(0.0	)(d)

Short Positions
Common Stocks
Capital Markets
Thomson Reuters Corp.	(5,109)	(212,003)	5,002	0.0	(d)

Construction & Engineering
SNC-Lavalin Group, Inc.	(5,053)	(223,779)	(5,604)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Diversified Financial Services
Onex Corp.	(2,917)	(218,341)	3,333	0.0	(d)

Food Products
Saputo, Inc.	(6,386)	(212,908)	(651)	(0.0	)(d)

Gas Utilities
AltaGas Ltd.	(10,322)	(210,034)	4,589	0.0	(d)

Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp.	(21,959)	(215,733)	2,105	0.0	(d)

Media
Cineplex, Inc.	(7,244)	(162,716)	(2,828)	(0.0	)(d)

Metals & Mining
Kinross Gold Corp.*	(59,059)	(213,381)	4,862	0.0	(d)
Yamana Gold, Inc.	(76,825)	(245,089)	(29,617)	(0.0	)(d)

	(135,884)	(458,470)	(24,755)	(0.0	)(d)

Multi-Utilities
Canadian Utilities Ltd.	(8,606)	(214,679)	3,127	0.0	(d)

Oil, Gas & Consumable Fuels
ARC Resources Ltd.	(19,154)	(227,489)	(1,280)	(0.0	)(d)
PrairieSky Royalty Ltd.	(11,299)	(214,367)	(6,149)	(0.0	)(d)
TransCanada Corp.	(4,883)	(219,629)	(1,136)	(0.0	)(d)
Whitecap Resources, Inc.	(31,568)	(208,456)	5,427	0.0	(d)

	(66,904)	(869,941)	(3,138)	(0.0	)(d)

Total Short Positions of Total Return Basket Swaps	(270,384)	(2,998,604)	(18,820)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	(3,523)	3,334,891	(151,158)	(0.0	)(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$(26,042,863)	$111,363	$(259,162)	$(147,799)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(3,143)	(214,038)	1,407	0.0	(d)
Kratos Defense & Security Solutions, Inc.*	(16,424)	(212,198)	2,956	0.0	(d)
Mercury Systems, Inc.*	(5,327)	(222,296)	(13,425)	(0.0	)(d)
Triumph Group, Inc.	(11,807)	(246,176)	(16,530)	(0.0	)(d)

	(36,701)	(894,708)	(25,592)	(0.0	)(d)

Air Freight & Logistics
United Parcel Service, Inc.	(1,914)	(229,470)	(14,624)	(0.0	)(d)

Airlines
American Airlines Group, Inc.	(5,728)	(226,485)	(11,639)	(0.0	)(d)

Auto Components
Cooper Tire & Rubber Co.	(6,344)	(181,121)	(18,732)	(0.0	)(d)
Gentherm, Inc.*	(4,005)	(181,427)	(17,222)	(0.0	)(d)
Visteon Corp.*	(1,272)	(148,926)	10,325	0.0	(d)

	(11,621)	(511,474)	(25,629)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Banks
First Republic Bank	(3,587)	(354,611)	(3,085)	(0.0	)(d)
Pinnacle Financial Partners, Inc.	(3,399)	(212,437)	(1,529)	(0.0	)(d)

	(6,986)	(567,048)	(4,614)	(0.0	)(d)

Beverages
Brown-Forman Corp.	(4,122)	(219,373)	(1,609)	(0.0	)(d)
National Beverage Corp.*	(1,993)	(210,281)	3,291	0.0	(d)

	(6,115)	(429,654)	1,682	0.0	(d)

Capital Markets
Cboe Global Markets, Inc.	(2,051)	(199,214)	18,233	0.0	(d)
Donnelley Financial Solutions, Inc.*	(10,501)	(218,421)	(5,775)	(0.0	)(d)
MarketAxess Holdings, Inc.	(1,025)	(198,614)	15,990	0.0	(d)

	(13,577)	(616,249)	28,448	0.0	(d)

Chemicals
Albemarle Corp.	(2,374)	(223,631)	(8,048)	(0.0	)(d)
International Flavors & Fragrances, Inc.	(1,682)	(223,302)	(7,426)	(0.0	)(d)
NewMarket Corp.	(536)	(219,460)	(713)	(0.0	)(d)
Valvoline, Inc.	(9,689)	(218,875)	(6,201)	(0.0	)(d)

	(14,281)	(885,268)	(22,388)	(0.0	)(d)

Commercial Services & Supplies
ABM Industries, Inc.	(7,253)	(226,293)	(10,046)	(0.0	)(d)
Healthcare Services Group, Inc.	(1,172)	(47,185)	(2,063)	(0.0	)(d)

	(8,425)	(273,478)	(12,109)	(0.0	)(d)

Communications Equipment
Acacia Communications, Inc.*	(6,482)	(208,331)	2,022	0.0	(d)
ADTRAN, Inc.	(13,199)	(214,484)	(2,640)	(0.0	)(d)
Infinera Corp.*	(1,810)	(15,059)	1,249	0.0	(d)

	(21,491)	(437,874)	631	0.0	(d)

Construction Materials
Martin Marietta Materials, Inc.	(960)	(191,443)	25,315	0.0	(d)
Summit Materials, Inc.*	(8,487)	(213,024)	1,607	0.0	(d)
Vulcan Materials Co.	(1,745)	(195,440)	21,690	0.0	(d)

	(11,192)	(599,907)	48,612	0.0	(d)

Consumer Finance
LendingClub Corp.*	(8,636)	(35,580)	2,418	0.0	(d)
PRA Group, Inc.*	(4,988)	(195,530)	16,290	0.0	(d)

	(13,624)	(231,110)	18,708	0.0	(d)

Diversified Telecommunication Services
Cincinnati Bell, Inc.*	(16,801)	(224,293)	1,110	0.0	(d)
Zayo Group Holdings, Inc.*	(5,796)	(214,974)	(575)	(0.0	)(d)

	(22,597)	(439,267)	535	0.0	(d)

Electronic Equipment, Instruments & Components
Cognex Corp.	(4,896)	(258,411)	(35,251)	(0.0	)(d)
Fabrinet*	(5,506)	(215,394)	4,570	0.0	(d)
Fitbit, Inc.*	(35,943)	(213,142)	2,042	0.0	(d)
II-VI, Inc.*	(4,939)	(193,609)	28,152	0.0	(d)

	(51,284)	(880,556)	(487)	(0.0	)(d)

Energy Equipment & Services
Baker Hughes a GE Co.	(6,675)	(230,822)	(13,550)	(0.0	)(d)
Ensco plc	(31,595)	(234,751)	(11,374)	(0.0	)(d)
Forum Energy Technologies, Inc.*	(18,145)	(238,607)	(12,702)	(0.0	)(d)
Keane Group, Inc.*	(17,764)	(250,650)	(37,521)	(0.0	)(d)
Patterson-UTI Energy, Inc.	(13,417)	(230,772)	(13,968)	(0.0	)(d)

	(87,596)	(1,185,602)	(89,115)	(0.0	)(d)

Food & Staples Retailing
PriceSmart, Inc.	(2,689)	(219,826)	(7,395)	(0.0	)(d)

Food Products
Kraft Heinz Co. (The)	(3,560)	(214,490)	4,770	0.0	(d)

Gas Utilities
Southwest Gas Holdings, Inc.	(2,747)	(214,816)	102	0.0	(d)
Spire, Inc.	(2,982)	(213,511)	1,556	0.0	(d)

	(5,729)	(428,327)	1,658	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Health Care Equipment & Supplies
Heska Corp.*	(1,991)	(199,598)	14,674	0.0	(d)
Hologic, Inc.*	(5,243)	(224,977)	(6,731)	(0.0	)(d)
iRhythm Technologies, Inc.*	(2,595)	(196,052)	13,125	0.0	(d)
K2M Group Holdings, Inc.*	(10,174)	(207,244)	16,482	0.0	(d)
Nevro Corp.*	(1,450)	(81,577)	5,597	0.0	(d)
Penumbra, Inc.*	(1,552)	(220,772)	(4,964)	(0.0	)(d)
Wright Medical Group NV*	(5,581)	(141,925)	(2,344)	(0.0	)(d)

	(28,586)	(1,272,145)	35,839	0.0	(d)

Health Care Technology
Evolent Health, Inc.*	(9,409)	(190,062)	25,875	0.0	(d)
Medidata Solutions, Inc.*	(2,471)	(183,620)	3,925	0.0	(d)
Omnicell, Inc.*	(3,914)	(232,883)	(25,853)	(0.0	)(d)
Teladoc, Inc.*	(3,125)	(187,031)	11,701	0.0	(d)

	(18,919)	(793,596)	15,648	0.0	(d)

Hotels, Restaurants & Leisure
Caesars Entertainment Corp.*	(13,638)	(154,109)	2,728	0.0	(d)
Eldorado Resorts, Inc.*	(3,685)	(157,902)	2,413	0.0	(d)
Golden Entertainment, Inc.*	(4,778)	(148,739)	8,936	0.0	(d)
Papa John’s International, Inc.	(3,327)	(139,601)	13,211	0.0	(d)
Shake Shack, Inc.*	(2,368)	(147,598)	6,712	0.0	(d)

	(27,796)	(747,949)	34,000	0.0	(d)

Household Durables
Installed Building Products, Inc.*	(2,808)	(153,317)	(768)	(0.0	)(d)
iRobot Corp.*	(1,396)	(110,633)	(796)	(0.0	)(d)
Mohawk Industries, Inc.*	(729)	(137,314)	26,259	0.0	(d)

	(4,933)	(401,264)	24,695	0.0	(d)

Household Products
Spectrum Brands Holdings, Inc.*	(2,786)	(243,413)	(29,048)	(0.0	)(d)

Independent Power and Renewable Electricity Producers
TerraForm Power, Inc.	(20,328)	(207,955)	11,180	0.0	(d)

Insurance
Alleghany Corp.	(355)	(223,391)	(5,671)	(0.0	)(d)
Arch Capital Group Ltd.*	(7,451)	(227,702)	(11,498)	(0.0	)(d)
Markel Corp.*	(189)	(221,130)	(6,391)	(0.0	)(d)
ProAssurance Corp.	(5,539)	(228,761)	(8,605)	(0.0	)(d)

	(13,534)	(900,984)	(32,165)	(0.0	)(d)

Internet Software & Services
Benefitfocus, Inc.*	(5,670)	(170,667)	35,980	0.0	(d)
Box, Inc.*	(8,184)	(196,089)	23,979	0.0	(d)
Cloudera, Inc.*	(14,984)	(200,636)	20,978	0.0	(d)
Hortonworks, Inc.*	(11,305)	(196,933)	21,598	0.0	(d)
TrueCar, Inc.*	(19,069)	(212,047)	4,683	0.0	(d)
Twilio, Inc.*	(3,416)	(197,752)	14,413	0.0	(d)

	(62,628)	(1,174,124)	121,631	0.0	(d)

IT Services
Gartner, Inc.*	(1,553)	(210,323)	7,299	0.0	(d)
InterXion Holding NV*	(3,311)	(214,818)	(438)	(0.0	)(d)

	(4,864)	(425,141)	6,861	0.0	(d)

Leisure Products
Mattel, Inc.	(9,675)	(153,542)	1,064	0.0	(d)

Machinery
Albany International Corp.	(3,385)	(223,918)	(3,768)	(0.0	)(d)
CIRCOR International, Inc.	(5,395)	(239,268)	(22,767)	(0.0	)(d)
Evoqua Water Technologies Corp.*	(10,236)	(218,436)	1,095	0.0	(d)
John Bean Technologies Corp.	(2,261)	(250,066)	(37,339)	(0.0	)(d)
Mueller Water Products, Inc.	(17,882)	(220,843)	(3,996)	(0.0	)(d)
REV Group, Inc.	(13,293)	(228,241)	(17,943)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Machinery — continued
Wabtec Corp.	(2,072)	(228,583)	(13,406)	(0.0	)(d)

	(54,524)	(1,609,355)	(98,124)	(0.0	)(d)

Media
Altice USA, Inc.	(9,491)	(162,581)	6,929	0.0	(d)
Cable One, Inc.	(217)	(157,077)	(726)	(0.0	)(d)
Charter Communications, Inc.*	(565)	(172,088)	(12,299)	(0.0	)(d)
Liberty Global plc*	(5,768)	(162,831)	2,769	0.0	(d)
Liberty Latin America Ltd.*	(8,400)	(160,272)	(4,151)	(0.0	)(d)

	(24,441)	(814,849)	(7,478)	(0.0	)(d)

Metals & Mining
AK Steel Holding Corp.*	(43,663)	(202,160)	12,226	0.0	(d)
Constellium NV*	(19,544)	(256,026)	(15,859)	(0.0	)(d)
Hecla Mining Co.	(65,495)	(209,584)	16,374	0.0	(d)
Royal Gold, Inc.	(2,360)	(199,680)	13,857	0.0	(d)
TimkenSteel Corp.*	(12,117)	(168,426)	49,437	0.0	(d)

	(143,179)	(1,035,876)	76,035	0.0	(d)

Multi-Utilities
Dominion Energy, Inc.	(2,396)	(171,817)	(4,217)	(0.0	)(d)

Oil, Gas & Consumable Fuels
Concho Resources, Inc.*	(768)	(112,013)	2,926	0.0	(d)
Extraction Oil & Gas, Inc.*	(88)	(1,331)	(106)	(0.0	)(d)
Matador Resources Co.*	(6,742)	(225,857)	(7,999)	(0.0	)(d)
Oasis Petroleum, Inc.*	(17,691)	(216,184)	(5,661)	(0.0	)(d)
QEP Resources, Inc.*	(17,793)	(184,869)	36,120	0.0	(d)
Ring Energy, Inc.*	(16,165)	(199,799)	7,424	0.0	(d)
SemGroup Corp.	(8,706)	(218,956)	(6,727)	(0.0	)(d)

	(67,953)	(1,159,009)	25,977	0.0	(d)

Pharmaceuticals
Aclaris Therapeutics, Inc.*	(6,867)	(117,700)	21,013	0.0	(d)
Intra-Cellular Therapies, Inc.*	(10,485)	(210,434)	18,057	0.0	(d)
Medicines Co. (The)*	(5,395)	(214,343)	162	0.0	(d)
Nektar Therapeutics*	(812)	(42,711)	(3,833)	(0.0	)(d)
Pacira Pharmaceuticals, Inc.*	(62)	(2,493)	(195)	(0.0	)(d)
Revance Therapeutics, Inc.*	(7,267)	(208,926)	363	0.0	(d)
Theravance Biopharma, Inc.*	(8,447)	(202,306)	12,924	0.0	(d)
WaVe Life Sciences Ltd.*	(5,518)	(222,927)	(6,418)	(0.0	)(d)

	(44,853)	(1,221,840)	42,073	0.0	(d)

Real Estate Management & Development
Kennedy-Wilson Holdings, Inc.	(10,164)	(212,428)	672	0.0	(d)
Redfin Corp.*	(8,853)	(216,898)	3,436	0.0	(d)

	(19,017)	(429,326)	4,108	0.0	(d)

Road & Rail
Heartland Express, Inc.	(10,032)	(192,514)	3,621	0.0	(d)
Hertz Global Holdings, Inc.*	(19,257)	(293,284)	(29,656)	(0.0	)(d)

	(29,289)	(485,798)	(26,035)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.*	(5,119)	(93,831)	(7,576)	(0.0	)(d)
MaxLinear, Inc.*	(12,616)	(218,383)	(2,523)	(0.0	)(d)
SMART Global Holdings, Inc.*	(7,055)	(215,389)	14,463	0.0	(d)
Veeco Instruments, Inc.*	(14,223)	(208,367)	21,334	0.0	(d)

	(39,013)	(735,970)	25,698	0.0	(d)

Software
FireEye, Inc.*	(12,750)	(198,008)	18,615	0.0	(d)
PROS Holdings, Inc.*	(964)	(35,803)	800	0.0	(d)

	(13,714)	(233,811)	19,415	0.0	(d)

Specialty Retail
L Brands, Inc.	(5,111)	(161,865)	(2,002)	(0.0	)(d)
Murphy USA, Inc.*	(2,040)	(161,650)	(913)	(0.0	)(d)
National Vision Holdings, Inc.*	(3,993)	(162,355)	(3,855)	(0.0	)(d)
Ulta Beauty, Inc.*	(633)	(154,699)	2,870	0.0	(d)

	(11,777)	(640,569)	(3,900)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Technology Hardware, Storage & Peripherals
Cray, Inc.*	(8,417)	(210,004)	8,404	0.0	(d)
Diebold Nixdorf, Inc.	(14,313)	(162,453)	12,166	0.0	(d)

	(22,730)	(372,457)	20,570	0.0	(d)

Thrifts & Mortgage Finance
Kearny Financial Corp.	(15,530)	(222,856)	(11,098)	(0.0	)(d)
LendingTree, Inc.*	(883)	(210,860)	2,951	0.0	(d)

	(16,413)	(433,716)	(8,147)	(0.0	)(d)

Tobacco
Philip Morris International, Inc.	(2,590)	(223,517)	(10,749)	(0.0	)(d)

Trading Companies & Distributors
MRC Global, Inc.*	(9,706)	(219,841)	(7,085)	(0.0	)(d)
NOW, Inc.*	(15,347)	(229,438)	(12,431)	(0.0	)(d)

	(25,053)	(449,279)	(19,516)	(0.0	)(d)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(4,765)	(216,379)	(2,843)	(0.0	)(d)

Water Utilities
Aqua America, Inc.	(5,912)	(218,389)	(2,661)	(0.0	)(d)

Total Short Positions of Total Return Basket Swaps	(1,046,778)	(26,042,863)	111,363	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$13,971,307	$104,154	$(205,537)	$(101,383)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	14,557	408,432	44,964	0.0	(d)

Auto Components
CIE Automotive SA	7,002	215,225	(7,758)	(0.0	)(d)
Cie Generale des Etablissements Michelin SCA	1,777	228,198	2,504	0.0	(d)
Cie Plastic Omnium SA	5,461	228,559	(13,616)	(0.0	)(d)
Faurecia SA	3,294	223,755	(17,694)	(0.0	)(d)

	17,534	895,737	(36,564)	(0.0	)(d)

Automobiles
Peugeot SA	9,366	269,010	36,687	0.0	(d)

Capital Markets
AURELIUS Equity Opportunities SE & Co. KGaA	4,963	306,507	3,240	0.0	(d)

Chemicals
Arkema SA	2,467	308,925	7,008	0.0	(d)
Covestro AG(e)	3,183	305,685	2,259	0.0	(d)

	5,650	614,610	9,267	0.0	(d)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	6,899	302,361	13,087	0.0	(d)
Eiffage SA	2,685	300,051	(1,053)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Construction & Engineering — continued
Maire Tecnimont SpA	60,845	314,868	13,706	0.0	(d)

	70,429	917,280	25,740	0.0	(d)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered)*	18,504	305,965	7,782	0.0	(d)
DNA OYJ	14,320	283,838	(35,834)	(0.0	)(d)
Orange SA	17,938	305,694	11,124	0.0	(d)

	50,762	895,497	(16,928)	(0.0	)(d)

Electric Utilities
Endesa SA	12,926	298,908	(1,411)	(0.0	)(d)
Enel SpA	53,525	298,184	(8,824)	(0.0	)(d)
Terna Rete Elettrica Nazionale SpA	53,649	300,523	1,619	0.0	(d)

	120,100	897,615	(8,616)	(0.0	)(d)

Electrical Equipment
Schneider Electric SE	3,664	294,094	(12,728)	(0.0	)(d)
Signify NV(e)	11,628	321,984	9,213	0.0	(d)

	15,292	616,078	(3,515)	(0.0	)(d)

Energy Equipment & Services
SBM Offshore NV	27,278	422,663	62,910	0.0	(d)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	11,749	298,785	4,646	0.0	(d)

Gas Utilities
Italgas SpA	51,946	298,790	2,465	0.0	(d)

Health Care Equipment & Supplies
Koninklijke Philips NV	7,046	309,316	672	0.0	(d)

Independent Power and Renewable Electricity Producers
ERG SpA	13,188	296,411	(4,644)	(0.0	)(d)
Uniper SE	9,543	297,970	5,111	0.0	(d)

	22,731	594,381	467	0.0	(d)

Industrial Conglomerates
Rheinmetall AG	2,524	305,029	9,355	0.0	(d)

Insurance
Aegon NV	47,598	313,768	17,760	0.0	(d)
ASR Nederland NV	6,884	307,966	10,431	0.0	(d)
NN Group NV	6,922	305,794	3,745	0.0	(d)
Poste Italiane SpA(e)	32,824	305,377	7,427	0.0	(d)

	94,228	1,232,905	39,363	0.0	(d)

IT Services
Amadeus IT Group SA	3,963	338,067	(6,720)	(0.0	)(d)
CANCOM SE	5,487	297,035	(23,701)	(0.0	)(d)

	9,450	635,102	(30,421)	(0.0	)(d)

Machinery
Aalberts Industries NV	6,295	285,251	(13,935)	(0.0	)(d)
Fincantieri SpA	262,783	395,467	28,519	0.0	(d)
Valmet OYJ	14,393	299,018	3,288	0.0	(d)

	283,471	979,736	17,872	0.0	(d)

Media
ProSiebenSat.1 Media SE	8,622	232,707	7,443	0.0	(d)

Metals & Mining
Aurubis AG	3,799	310,960	12,202	0.0	(d)
Eramet	2,605	257,740	(80,713)	(0.0	)(d)

	6,404	568,700	(68,511)	(0.0	)(d)

Multi-Utilities
A2A SpA	163,297	299,554	(637)	(0.0	)(d)
Engie SA	18,688	301,784	7,942	0.0	(d)
Hera SpA	92,018	305,182	3,214	0.0	(d)
Iren SpA	112,114	316,986	14,875	0.0	(d)
Veolia Environnement SA	13,076	298,378	3,423	0.0	(d)

	399,193	1,521,884	28,817	0.0	(d)

Oil, Gas & Consumable Fuels
Enagas SA	10,602	296,396	125	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Eni SpA	15,697	302,144	5,979	0.0	(d)
Galp Energia SGPS SA	14,900	306,019	12,848	0.0	(d)
Neste OYJ	3,739	308,416	17,549	0.0	(d)
OMV AG	5,490	310,257	13,646	0.0	(d)
Repsol SA	14,997	297,465	3,709	0.0	(d)
Saras SpA	132,822	318,006	14,428	0.0	(d)
TOTAL SA	4,813	313,930	16,163	0.0	(d)

	203,060	2,452,633	84,447	0.0	(d)

Paper & Forest Products
Ence Energia y Celulosa SA	32,534	306,883	2,796	0.0	(d)
UPM-Kymmene OYJ	8,790	311,805	(4,513)	(0.0	)(d)

	41,324	618,688	(1,717)	(0.0	)(d)

Pharmaceuticals
Bayer AG (Registered)	2,738	304,814	7,172	0.0	(d)
Merck KGaA	2,989	307,257	8,392	0.0	(d)
UCB SA	3,595	309,079	11,199	0.0	(d)

	9,322	921,150	26,763	0.0	(d)

Real Estate Management & Development
LEG Immobilien AG	2,677	301,098	5,592	0.0	(d)
Nexity SA	4,678	287,848	(12,386)	(0.0	)(d)
TAG Immobilien AG	13,120	296,579	(1,034)	(0.0	)(d)

	20,475	885,525	(7,828)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	10,157	219,591	(49,441)	(0.0	)(d)
Siltronic AG	2,173	379,001	28,500	0.0	(d)

	12,330	598,592	(20,941)	(0.0	)(d)

Textiles, Apparel & Luxury Goods
Christian Dior SE	527	224,220	(2,586)	(0.0	)(d)

Thrifts & Mortgage Finance
Aareal Bank AG	6,439	295,909	(1,179)	(0.0	)(d)
Deutsche Pfandbriefbank AG(e)	18,869	295,549	(2,080)	(0.0	)(d)

	25,308	591,458	(3,259)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	1,545,641	19,513,030	204,232	0.0	(d)

Short Positions
Common Stocks
Air Freight & Logistics
bpost SA	(13,823)	(217,911)	(10,042)	(0.0	)(d)

Auto Components
Gestamp Automocion SA(e)	(21,624)	(162,969)	(1,087)	(0.0	)(d)
Nokian Renkaat OYJ	(3,925)	(170,222)	(6,012)	(0.0	)(d)

	(25,549)	(333,191)	(7,099)	(0.0	)(d)

Capital Markets
Banca Generali SpA	(8,460)	(227,727)	(7,074)	(0.0	)(d)

Chemicals
OCI NV*	(2,964)	(89,609)	(3,061)	(0.0	)(d)

Commercial Services & Supplies
Elis SA	(9,857)	(226,262)	(9,377)	(0.0	)(d)

Diversified Financial Services
Wendel SA	(1,492)	(217,283)	964	0.0	(d)

Diversified Telecommunication Services
Cellnex Telecom SA(e)	(7,923)	(210,548)	2,054	0.0	(d)

Electrical Equipment
Siemens Gamesa Renewable Energy SA*	(15,192)	(214,298)	(9,076)	(0.0	)(d)

Energy Equipment & Services
CGG SA*	(85,005)	(231,883)	(18,551)	(0.0	)(d)

Health Care Providers & Services
Fresenius SE & Co. KGaA	(2,684)	(206,906)	6,515	0.0	(d)

Internet Software & Services
Delivery Hero AG*(e)	(3,664)	(208,086)	6,083	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
IT Services
Bechtle AG	(2,447)	(219,719)	(3,417)	(0.0	)(d)
Indra Sistemas SA*	(19,340)	(234,638)	(10,173)	(0.0	)(d)

	(21,787)	(454,357)	(13,590)	(0.0	)(d)

Machinery
Duerr AG	(4,780)	(209,848)	(8,134)	(0.0	)(d)
Outotec OYJ*	(26,777)	(219,917)	(1,190)	(0.0	)(d)

	(31,557)	(429,765)	(9,324)	(0.0	)(d)

Media
Altice NV*	(12,189)	(40,618)	3,267	0.0	(d)
Technicolor SA (Registered)*	(126,240)	(176,716)	(13,782)	(0.0	)(d)

	(138,429)	(217,334)	(10,515)	(0.0	)(d)

Metals & Mining
AMG Advanced Metallurgical Group NV	(3,755)	(221,699)	(3,787)	(0.0	)(d)
Bekaert SA	(8,345)	(234,403)	(14,614)	(0.0	)(d)

	(12,100)	(456,102)	(18,401)	(0.0	)(d)

Multi-Utilities
E.ON SE	(18,929)	(213,561)	2,644	0.0	(d)
RWE AG	(8,264)	(216,883)	(5,260)	(0.0	)(d)
Suez	(15,750)	(222,799)	(10,728)	(0.0	)(d)

	(42,943)	(653,243)	(13,344)	(0.0	)(d)

Professional Services
Bureau Veritas SA	(8,078)	(207,810)	7,752	0.0	(d)

Semiconductors & Semiconductor Equipment
SOITEC*	(2,596)	(221,827)	(1,740)	(0.0	)(d)

Specialty Retail
Industria de Diseno Textil SA	(4,722)	(154,743)	3,235	0.0	(d)

Textiles, Apparel & Luxury Goods
OVS SpA*(e)	(47,123)	(154,049)	(730)	(0.0	)(d)

Transportation Infrastructure
Aeroports de Paris	(934)	(208,789)	5,243	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(486,882)	(5,541,723)	(100,078)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	1,058,759	13,971,307	104,154	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	9/12/2019	$1,293,488	$3,094	$71,032	$74,126

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG*(e)	1,884	166,050	3,735	0.0	(d)

Food Products
Barry Callebaut AG (Registered)	169	287,921	(8,041)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Insurance
Zurich Insurance Group AG*	984	301,744	2,858	0.0	(d)

Machinery
Georg Fischer AG (Registered)	233	300,628	1,674	0.0	(d)

Pharmaceuticals
Novartis AG (Registered)	2,460	206,448	6,027	0.0	(d)
Roche Holding AG	1,242	307,731	8,674	0.0	(d)

	3,702	514,179	14,701	0.0	(d)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	3,171	298,521	(916)	(0.0	)(d)
Swiss Prime Site AG (Registered)*	3,266	299,305	293	0.0	(d)

	6,437	597,826	(623)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	13,409	2,168,348	14,304	0.0	(d)

Short Positions
Common Stocks
Chemicals
Clariant AG (Registered)*	(8,962)	(214,293)	(4,159)	(0.0	)(d)
EMS-Chemie Holding AG (Registered)	(335)	(214,859)	2,168	0.0	(d)

	(9,297)	(429,152)	(1,991)	(0.0	)(d)

Marine
Kuehne + Nagel International AG (Registered)	(1,385)	(221,046)	(7,516)	(0.0	)(d)

Professional Services
DKSH Holding AG	(3,019)	(220,705)	(1,789)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
ams AG*	(55)	(3,957)	86	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(13,756)	(874,860)	(11,210)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	(347)	1,293,488	3,094	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$12,010,546	$(70,390)	$(256,058)	$(326,448)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Keihin Corp.*	11,200	231,240	8,290	0.0	(d)
Showa Corp.*	13,500	227,055	(2,858)	(0.0	)(d)
TS Tech Co. Ltd.	5,500	227,026	(435)	(0.0	)(d)
Unipres Corp.	11,400	231,743	8,493	0.0	(d)

	41,600	917,064	13,490	0.0	(d)

Beverages
Kirin Holdings Co. Ltd.	10,800	276,495	(12,067)	(0.0	)(d)

Chemicals
Asahi Kasei Corp.	22,700	303,430	5,769	0.0	(d)
KH Neochem Co. Ltd.*	9,600	309,625	10,536	0.0	(d)
Mitsubishi Chemical Holdings Corp.	23,600	206,723	4,859	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Chemicals — continued
Mitsubishi Gas Chemical Co., Inc.	9,300	207,790	(2,232)	(0.0	)(d)
Sumitomo Bakelite Co. Ltd.	30,000	303,378	753	0.0	(d)
Sumitomo Chemical Co. Ltd.	54,000	310,971	9,560	0.0	(d)
Tokuyama Corp.	9,700	306,843	2,003	0.0	(d)
Tosoh Corp.	19,300	315,230	16,000	0.0	(d)

	178,200	2,263,990	47,248	0.0	(d)

Construction & Engineering
Kyowa Exeo Corp.	11,200	303,493	7,229	0.0	(d)
Okumura Corp.	9,600	315,533	15,995	0.0	(d)
Taisei Corp.	3,300	183,527	2,034	0.0	(d)

	24,100	802,553	25,258	0.0	(d)

Distributors
Canon Marketing Japan, Inc.	11,100	232,909	9,161	0.0	(d)

Diversified Financial Services
ORIX Corp.	18,000	291,555	(10,398)	(0.0	)(d)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	5,900	272,896	(637)	(0.0	)(d)

Electric Utilities
Chubu Electric Power Co., Inc.	19,200	296,328	(2,980)	(0.0	)(d)
Kansai Electric Power Co., Inc. (The)	20,300	288,980	(13,566)	(0.0	)(d)

	39,500	585,308	(16,546)	(0.0	)(d)

Electronic Equipment, Instruments & Components
Azbil Corp.	7,900	346,538	(2,811)	(0.0	)(d)
Maruwa Co. Ltd.	4,100	315,959	(16,853)	(0.0	)(d)

	12,000	662,497	(19,664)	(0.0	)(d)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	6,800	294,907	(21,799)	(0.0	)(d)

Food Products
Fuji Oil Holdings, Inc.	8,900	293,016	(9,700)	(0.0	)(d)

Health Care Providers & Services
Alfresa Holdings Corp.	12,300	294,474	(2,643)	(0.0	)(d)
Medipal Holdings Corp.	14,600	296,868	(187)	(0.0	)(d)
Suzuken Co. Ltd.	6,900	302,155	5,058	0.0	(d)

	33,800	893,497	2,228	0.0	(d)

Hotels, Restaurants & Leisure
Round One Corp.*	14,900	221,863	(2,690)	(0.0	)(d)

Household Durables
Haseko Corp.	16,900	224,259	(4,706)	(0.0	)(d)
Nikon Corp.	13,600	229,581	1,542	0.0	(d)
Sony Corp.	4,200	225,737	4,935	0.0	(d)

	34,700	679,577	1,771	0.0	(d)

Internet Software & Services
Mixi, Inc.	8,400	221,209	7,321	0.0	(d)

IT Services
NET One Systems Co. Ltd.*	17,300	377,594	69,874	0.0	(d)
Nihon Unisys Ltd.*	13,200	304,693	(16,488)	(0.0	)(d)

	30,500	682,287	53,386	0.0	(d)

Machinery
DMG Mori Co. Ltd.	21,000	322,450	12,334	0.0	(d)
Hitachi Construction Machinery Co. Ltd.	9,200	295,892	(23,209)	(0.0	)(d)
Japan Steel Works Ltd. (The)*	12,200	300,784	(17,841)	(0.0	)(d)
OKUMA Corp.	5,700	321,858	6,759	0.0	(d)
Takeuchi Manufacturing Co. Ltd.*	13,000	304,557	(2,546)	(0.0	)(d)

	61,100	1,545,541	(24,503)	(0.0	)(d)

Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	8,500	299,979	(11,745)	(0.0	)(d)
JXTG Holdings, Inc.	26,800	196,482	11,717	0.0	(d)
Showa Shell Sekiyu KK	7,900	129,658	6,934	0.0	(d)

	43,200	626,119	6,906	0.0	(d)

Paper & Forest Products
Oji Holdings Corp.	49,000	290,745	(11,583)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Personal Products
YA-MAN Ltd.*	19,100	304,033	1,026	0.0	(d)

Pharmaceuticals
Astellas Pharma, Inc.	9,400	153,322	718	0.0	(d)
Kaken Pharmaceutical Co. Ltd.	5,700	295,724	2,338	0.0	(d)
Shionogi & Co. Ltd.	3,100	169,206	10,818	0.0	(d)
Sumitomo Dainippon Pharma Co. Ltd.	13,600	263,928	(38,936)	(0.0	)(d)
Taisho Pharmaceutical Holdings Co. Ltd.	2,600	294,529	(15,808)	(0.0	)(d)

	34,400	1,176,709	(40,870)	(0.0	)(d)

Real Estate Management & Development
Leopalace21 Corp.	55,400	304,418	1,758	0.0	(d)
Nomura Real Estate Holdings, Inc.	13,800	301,223	(3,299)	(0.0	)(d)

	69,200	605,641	(1,541)	(0.0	)(d)

Road & Rail
Central Japan Railway Co.	1,400	291,589	3,807	0.0	(d)
Sankyu, Inc.	5,800	305,666	7,548	0.0	(d)
Seino Holdings Co. Ltd.	16,500	288,181	(563)	(0.0	)(d)

	23,700	885,436	10,792	0.0	(d)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	7,400	291,762	8,818	0.0	(d)

Software
Capcom Co. Ltd.	13,800	357,883	18,985	0.0	(d)
GungHo Online Entertainment, Inc.*	131,600	280,959	(32,349)	(0.0	)(d)

	145,400	638,842	(13,364)	(0.0	)(d)

Specialty Retail
Shimachu Co. Ltd.*	6,800	216,101	(9,830)	(0.0	)(d)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	16,900	344,745	4,869	0.0	(d)

Trading Companies & Distributors
ITOCHU Corp.	17,000	301,859	(488)	(0.0	)(d)
Kanamoto Co. Ltd.	9,900	308,693	1,098	0.0	(d)
Marubeni Corp.	39,100	298,516	(4,023)	(0.0	)(d)
Mitsubishi Corp.	10,700	299,097	2,584	0.0	(d)
Mitsui & Co. Ltd.	17,700	296,653	(3,884)	(0.0	)(d)
Sojitz Corp.	83,700	303,888	960	0.0	(d)
Sumitomo Corp.	9,700	159,727	(831)	(0.0	)(d)

	187,800	1,968,433	(4,584)	(0.0	)(d)

Wireless Telecommunication Services
KDDI Corp.	10,600	295,071	(701)	(0.0	)(d)
NTT DOCOMO, Inc.	6,300	162,193	(535)	(0.0	)(d)

	16,900	457,264	(1,236)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	1,160,100	18,942,994	(8,738)	(0.0	)(d)

Short Positions
Common Stocks
Auto Components
Toyo Tire & Rubber Co. Ltd.	(11,100)	(175,505)	(11,848)	(0.0	)(d)

Banks
Seven Bank Ltd.	(71,600)	(216,735)	(3,804)	(0.0	)(d)
Shinsei Bank Ltd.	(13,600)	(214,201)	3,532	0.0	(d)

	(85,200)	(430,936)	(272)	(0.0	)(d)

Chemicals
Hitachi Chemical Co. Ltd.	(11,100)	(219,815)	(11,168)	(0.0	)(d)
Nippon Paint Holdings Co. Ltd.	(5,000)	(218,510)	(7,906)	(0.0	)(d)
Tokyo Ohka Kogyo Co. Ltd.	(6,300)	(228,633)	3,972	0.0	(d)
Toyobo Co. Ltd.	(12,900)	(218,360)	(5,131)	(0.0	)(d)

	(35,300)	(885,318)	(20,233)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Commercial Services & Supplies
Toppan Printing Co. Ltd.	(29,000)	(223,134)	(3,406)	(0.0	)(d)

Containers & Packaging
FP Corp.	(3,900)	(214,691)	4,307	0.0	(d)

Electrical Equipment
Mabuchi Motor Co. Ltd.	(4,500)	(221,716)	(8,474)	(0.0	)(d)

Electronic Equipment, Instruments & Components
Hirose Electric Co. Ltd.	(1,800)	(219,475)	(1,749)	(0.0	)(d)

Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(900)	(198,416)	2,000	0.0	(d)
Kusuri no Aoki Holdings Co. Ltd.	(2,800)	(205,536)	4,171	0.0	(d)

	(3,700)	(403,952)	6,171	0.0	(d)

Food Products
Calbee, Inc.	(5,900)	(195,718)	12,357	0.0	(d)
Ezaki Glico Co. Ltd.	(4,600)	(213,051)	(3,596)	(0.0	)(d)
Kewpie Corp.	(8,300)	(206,422)	13,917	0.0	(d)

	(18,800)	(615,191)	22,678	0.0	(d)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(400)	(12,097)	(781)	(0.0	)(d)
Toridoll Holdings Corp.*	(7,500)	(166,704)	(3,694)	(0.0	)(d)

	(7,900)	(178,801)	(4,475)	(0.0	)(d)

Industrial Conglomerates
Seibu Holdings, Inc.	(13,200)	(222,754)	(5,033)	(0.0	)(d)

Insurance
T&D Holdings, Inc.	(14,500)	(216,660)	2,118	0.0	(d)

Leisure Products
Bandai Namco Holdings, Inc.	(4,000)	(160,034)	1,682	0.0	(d)

Machinery
Kawasaki Heavy Industries Ltd.	(7,500)	(220,523)	(318)	(0.0	)(d)
Mitsui E&S Holdings Co. Ltd.*	(16,300)	(233,529)	(13,152)	(0.0	)(d)
NGK Insulators Ltd.	(12,400)	(217,763)	(2,139)	(0.0	)(d)

	(36,200)	(671,815)	(15,609)	(0.0	)(d)

Metals & Mining
Hitachi Metals Ltd.	(21,300)	(230,834)	(12,011)	(0.0	)(d)
UACJ Corp.	(10,300)	(223,172)	(6,582)	(0.0	)(d)

	(31,600)	(454,006)	(18,593)	(0.0	)(d)

Multiline Retail
Takashimaya Co. Ltd.	(20,000)	(167,500)	(5,592)	(0.0	)(d)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.	(13,900)	(227,732)	(5,592)	(0.0	)(d)

Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	(9,100)	(215,026)	(2,292)	(0.0	)(d)

Road & Rail
Keikyu Corp.	(13,500)	(221,033)	(8,910)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp.*	(200)	(1,787)	30	0.0	(d)

Specialty Retail
Nitori Holdings Co. Ltd.	(1,100)	(165,777)	823	0.0	(d)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(12,400)	(223,853)	(8,634)	(0.0	)(d)

Trading Companies & Distributors
MISUMI Group, Inc.	(8,100)	(206,946)	14,245	0.0	(d)

Wireless Telecommunication Services
SoftBank Group Corp.	(2,500)	(208,806)	7,006	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(381,500)	(6,932,448)	(61,652)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	778,600	12,010,546	(70,390)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019	$999,003	$39,920	$(68,502)	$(28,582)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	59,893	299,353	349	0.0	(d)

Food & Staples Retailing
Metcash Ltd.	112,688	220,310	3,451	0.0	(d)

Hotels, Restaurants & Leisure
Flight Centre Travel Group Ltd.	4,522	228,679	4,295	0.0	(d)

IT Services
Computershare Ltd.	22,552	305,259	4,365	0.0	(d)

Metals & Mining
Alumina Ltd.	148,296	312,567	(859)	(0.0	)(d)
Fortescue Metals Group Ltd.	28,904	94,012	(883)	(0.0	)(d)

	177,200	406,579	(1,742)	(0.0	)(d)

Oil, Gas & Consumable Fuels
Origin Energy Ltd.*	42,629	309,305	12,277	0.0	(d)
Whitehaven Coal Ltd.	49,481	199,998	370	0.0	(d)
Woodside Petroleum Ltd.	11,575	310,250	11,197	0.0	(d)

	103,685	819,553	23,844	0.0	(d)

Total Long Positions of Total Return Basket Swaps	480,540	2,279,733	34,562	0.0	(d)

Short Positions
Common Stocks
Chemicals
Orica Ltd.	(16,433)	(214,664)	2,320	0.0	(d)

Construction Materials
Boral Ltd.	(43,679)	(215,861)	(395)	(0.0	)(d)

Containers & Packaging
Amcor Ltd.	(19,990)	(223,780)	(8,417)	(0.0	)(d)

Diversified Financial Services
Challenger Ltd.	(23,587)	(218,187)	(2,225)	(0.0	)(d)

Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(900)	(33,421)	259	0.0	(d)
Tabcorp Holdings Ltd.	(47,061)	(163,453)	(4)	(0.0	)(d)

	(47,961)	(196,874)	255	0.0	(d)

Metals & Mining
Independence Group NL	(63,155)	(211,364)	13,820	0.0	(d)

Total Short Positions of Total Return Basket Swaps	(214,805)	(1,280,730)	5,358	0.0	(d)

Total of Long and Short Positions of Total Return Basket Swaps	265,735	999,003	39,920	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	9/12/2019	$4,322,009	$(65,850)	$336,937	$271,087

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Virgin Money Holdings UK plc	213,834	1,112,250	38,677	0.0	(d)

Capital Markets
NEX Group plc	76,474	1,013,234	(40,789)	(0.0	)(d)
Sole Realisation Co. plc*‡	698	—	(635)	(0.0	)(d)

	77,172	1,013,234	(41,424)	(0.0	)(d)

Insurance
Prudential plc	24,093	568,439	6,728	0.0	(d)

Media
Sky plc	139,685	2,790,821	(15,721)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	454,784	5,484,744	(11,740)	(0.0	)(d)

Short Positions
Common Stocks
Banks
CYBG plc	(256,680)	(1,162,735)	(54,110)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	198,104	4,322,009	(65,850)	(0.0	)(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	9/12/2019	$33,710,750	$(199,792)	$320,655	$120,863

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
United Continental Holdings, Inc.*	6,300	506,520	8,820	0.0	(d)

Automobiles
Fiat Chrysler Automobiles NV*	26,400	448,272	(64,680)	(0.0	)(d)

Banks
Green Bancorp, Inc.*	6,681	162,348	(672)	(0.0	)(d)
Guaranty Bancorp	7,425	223,121	(4,826)	(0.0	)(d)
MB Financial, Inc.	38,990	1,889,066	(9,358)	(0.0	)(d)
Webster Financial Corp.	6,800	438,804	(9,860)	(0.0	)(d)

	59,896	2,713,339	(24,716)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Biotechnology
Amgen, Inc.	2,400	471,720	9,000	0.0	(d)
Celgene Corp.*	5,600	504,504	24,136	0.0	(d)
Ironwood Pharmaceuticals, Inc.*	35,800	690,224	(22,196)	(0.0	)(d)
Spark Therapeutics, Inc.*	1,800	138,096	(15,534)	(0.0	)(d)

	45,600	1,804,544	(4,594)	(0.0	)(d)

Building Products
Apogee Enterprises, Inc.	3,500	177,660	5,425	0.0	(d)
NCI Building Systems, Inc.*	22,800	363,660	(50,160)	(0.0	)(d)

	26,300	541,320	(44,735)	(0.0	)(d)

Capital Markets
BGC Partners, Inc.	46,500	499,410	(19,065)	(0.0	)(d)
Legg Mason, Inc.	11,300	385,669	5,989	0.0	(d)

	57,800	885,079	(13,076)	(0.0	)(d)

Commercial Services & Supplies
KAR Auction Services, Inc.	11,900	707,455	(4,046)	(0.0	)(d)

Communications Equipment
Juniper Networks, Inc.	16,000	421,440	(30,880)	(0.0	)(d)
NETGEAR, Inc.*	10,200	671,670	(121,380)	(0.0	)(d)
NetScout Systems, Inc.*	15,800	423,440	(71,100)	(0.0	)(d)
Oclaro, Inc.*	197,185	1,668,185	(128,170)	(0.0	)(d)

	239,185	3,184,735	(351,530)	(0.0	)(d)

Distributors
Genuine Parts Co.	7,000	681,170	18,760	0.0	(d)

Diversified Consumer Services
Bright Horizons Family Solutions, Inc.*	4,300	460,057	(13,545)	(0.0	)(d)
Capella Education Co.	3,871	402,584	(1,161)	(0.0	)(d)
ServiceMaster Global Holdings, Inc.*	11,700	666,783	(2,574)	(0.0	)(d)

	19,871	1,529,424	(17,280)	(0.0	)(d)

Diversified Financial Services
Voya Financial, Inc.	8,600	434,472	12,126	0.0	(d)

Electrical Equipment
Atkore International Group, Inc.*	19,800	468,468	22,572	0.0	(d)

Electronic Equipment, Instruments & Components
Orbotech Ltd.*	26,308	1,690,026	34,463	0.0	(d)

Food & Staples Retailing
Kroger Co. (The)	17,700	513,300	15,222	0.0	(d)

Food Products
Pinnacle Foods, Inc.	48,367	3,212,536	55,138	0.0	(d)

Health Care Providers & Services
Aetna, Inc.	8,911	1,678,743	(26,198)	(0.0	)(d)
DaVita, Inc.*	6,500	456,820	(2,145)	(0.0	)(d)
Express Scripts Holding Co.*	30,132	2,394,289	47,307	0.0	(d)
Henry Schein, Inc.*	9,200	730,572	52,164	0.0	(d)
Premier, Inc.*	13,400	501,160	3,216	0.0	(d)

	68,143	5,761,584	74,344	0.0	(d)

Hotels, Restaurants & Leisure
Dunkin’ Brands Group, Inc.	7,100	494,373	(17,182)	(0.0	)(d)
Hilton Worldwide Holdings, Inc.	5,400	424,764	(23,220)	(0.0	)(d)
ILG, Inc.	90,983	3,123,447	(910)	(0.0	)(d)
Pinnacle Entertainment, Inc.*	26,447	879,098	(39,670)	(0.0	)(d)
Sonic Corp.	20,100	706,515	(21,306)	(0.0	)(d)

	150,030	5,628,197	(102,288)	(0.0	)(d)

Insurance
Loews Corp.	9,000	457,020	5,400	0.0	(d)

IT Services
Black Knight, Inc.*	8,700	449,355	(33,930)	(0.0	)(d)
Convergys Corp.	84,878	2,087,999	(30,152)	(0.0	)(d)
Travelport Worldwide Ltd.	8,000	151,200	(3,360)	(0.0	)(d)

	101,578	2,688,554	(67,442)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Leisure Products
Brunswick Corp.	10,300	662,290	(40,067)	(0.0	)(d)

Life Sciences Tools & Services
Medpace Holdings, Inc.*	10,200	625,974	155,652	0.0	(d)

Machinery
Trinity Industries, Inc.	15,800	601,980	49,770	0.0	(d)

Media
AMC Networks, Inc.*	7,300	440,117	(7,665)	(0.0	)(d)

Multi-Utilities
SCANA Corp.	46,680	1,866,733	54,149	0.0	(d)

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	6,400	468,160	10,560	0.0	(d)
Andeavor	22,421	3,364,495	294,612	0.0	(d)
Antero Resources Corp.*	6,600	135,564	(3,102)	(0.0	)(d)
Arch Coal, Inc.	4,300	363,737	18,060	0.0	(d)
Concho Resources, Inc.*	2,805	409,109	51,322	0.0	(d)
EQT Corp.	12,100	601,128	(62,799)	(0.0	)(d)
Phillips 66	3,700	456,358	46,028	0.0	(d)

	58,326	5,798,551	354,681	0.0	(d)

Pharmaceuticals
Innoviva, Inc.*	29,900	423,085	1,196	0.0	(d)
Mallinckrodt plc*	26,000	609,700	42,380	0.0	(d)

	55,900	1,032,785	43,576	0.0	(d)

Real Estate Management & Development
Realogy Holdings Corp.	18,300	400,221	(23,607)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	8,300	403,629	2,905	0.0	(d)
Nanometrics, Inc.*	10,900	410,494	(3,597)	(0.0	)(d)

	19,200	814,123	(692)	(0.0	)(d)

Software
Citrix Systems, Inc.*	4,000	439,880	(3,040)	(0.0	)(d)
CommVault Systems, Inc.*	2,000	129,800	(9,100)	(0.0	)(d)

	6,000	569,680	(12,140)	(0.0	)(d)

Specialty Retail
Asbury Automotive Group, Inc.*	1,800	126,540	900	0.0	(d)
Children’s Place, Inc. (The)	3,500	430,150	(3,325)	(0.0	)(d)
Party City Holdco, Inc.*	29,800	469,350	(20,860)	(0.0	)(d)
Shoe Carnival, Inc.	13,300	417,221	(42,560)	(0.0	)(d)
Sleep Number Corp.*	15,200	433,048	(29,032)	(0.0	)(d)

	63,600	1,876,309	(94,877)	(0.0	)(d)

Technology Hardware, Storage & Peripherals
Stratasys Ltd.*	25,100	487,442	(29,618)	(0.0	)(d)

Trading Companies & Distributors
AerCap Holdings NV*	7,800	437,814	2,184	0.0	(d)

Total Long Positions of Total Return Basket Swaps	1,294,284	49,470,034	3,804	0.0	(d)

Short Positions
Common Stocks
Banks
Fifth Third Bancorp	(53,708)	(1,589,220)	34,910	0.0	(d)
Independent Bank Group, Inc.	(3,308)	(221,967)	5,954	0.0	(d)
Veritex Holdings, Inc.*	(5,132)	(158,168)	479	0.0	(d)

	(62,148)	(1,969,355)	41,343	0.0	(d)

Capital Markets
CME Group, Inc.	(4,010)	(638,071)	47,719	0.0	(d)

Communications Equipment
Lumentum Holdings, Inc.*	(5,818)	(303,990)	41,017	0.0	(d)

Diversified Consumer Services
Strayer Education, Inc.	(3,353)	(395,118)	4,963	0.0	(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Electronic Equipment, Instruments & Components
SYNNEX Corp.	(11,002)	(1,061,363)	22,920	0.0	(d)

Food Products
Conagra Brands, Inc.	(31,095)	(1,141,497)	(31,717)	(0.0	)(d)

Health Care Providers & Services
Cigna Corp.	(8,505)	(1,525,967)	(14,203)	(0.0	)(d)
CVS Health Corp.	(11,014)	(714,368)	33,482	0.0	(d)

	(19,519)	(2,240,335)	19,279	0.0	(d)

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	(14,862)	(1,770,213)	8,323	0.0	(d)
Penn National Gaming, Inc.*	(10,996)	(352,422)	40,245	0.0	(d)

	(25,858)	(2,122,635)	48,568	0.0	(d)

Insurance
Kemper Corp.	(3,395)	(270,921)	(10,015)	(0.0	)(d)

Multi-Utilities
Dominion Energy, Inc.	(27,885)	(1,999,633)	(49,077)	(0.0	)(d)

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	(35,282)	(2,851,844)	(291,782)	(0.0	)(d)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(6,511)	(764,522)	(46,814)	(0.0	)(d)

Total Short Positions of Total Return Basket Swaps	(235,876)	(15,759,284)	(203,596)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	1,058,408	33,710,750	(199,792)	(0.0	)(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	9/12/2019	$32,044	$(18,132)	$65,239	$47,107

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Oil, Gas & Consumable Fuels
Enbridge Income Fund Holdings, Inc.	96,724	2,422,468	41,536	0.0	(d)

Short Positions
Common Stocks
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(67,307)	(2,390,424)	(59,668)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	29,417	32,044	(18,132)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	9/12/2019	$5,265,452	$19,408	$(15,254)	$4,154

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	523,616	2,136,260	22,594	0.0	(d)

Pharmaceuticals
STADA Arzneimittel AG	2,810	268,127	(992)	(0.0	)(d)

Software
Gemalto NV*	49,052	2,861,065	(2,194)	(0.0	)(d)

Total Long Positions of Total Return Basket Swaps	575,478	5,265,452	19,408	0.0	(d)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in JPY based on the local currencies of the positions within the swaps.	9/12/2019	$2,195	$(1,393)	$5,427	$4,034

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Nisshin Steel Co. Ltd.	69,500	977,421	35,984	0.0	(d)

Short Positions
Common Stocks
Metals & Mining
Nippon Steel & Sumitomo Metal Corp.	(48,900)	(975,226)	(37,377)	(0.0	)(d)

Total of Long and Short Positions of Total Return Basket Swaps	20,600	2,195	(1,393)	(0.0	)(d)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
UBS	The Fund receives the total return on a portfolio of long positions and pays or receives the net of one month BBSW on long positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in AUD based on the local currencies of the positions within the swaps.	9/12/2019 – 4/6/2021	$1,292,102	$(3,590)	$(18,902)	$(22,492)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Wesfarmers Ltd.	19,705	724,522	(3,997)	(0.0	)(d)

Metals & Mining
South32 Ltd.	213,265	567,580	407	0.0	(d)

Total Long Positions of Total Return Basket Swaps	232,970	1,292,102	(3,590)	(0.0	)(d)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
BA	1.82%
BBR	1.88%
BBSW	1.88%
CDOR	1.82%
CHF LIBOR	(0.78)%
EUR LIBOR	(0.40)%
EURIBOR	(0.37)%
GBP LIBOR	0.68%
JPY LIBOR	(0.07)%
STIBOR	(0.47)%
USD LIBOR	2.08%

Summary of total OTC swap contracts outstanding as of July 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return basket swaps contracts outstanding	—	1,444,950
OTC Total return swap contracts outstanding	—	65

Total OTC swap contracts outstanding	—	1,445,015

Liabilities

Total OTC Total return basket swaps outstanding	—	(1,219,220)

JPMorgan Diversified Alternatives ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

Abbreviations
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
BBSW	ASX Australia Bank Bill Short Term Rates
CAC	Continuous Assisted Quotation
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
CVR	Contingent Value Rights
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IBEX	Madrid Stock Exchange
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
MIB	Milan, Italian Stock Exchange
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
OYJ	Public Limited Company
PHP	Philippine Peso
PLN	Polish Zloty
SCA	Limited partnership with share capital
SEK	Swedish Krona
SPI	Australian Securities Exchange
STIBOR	Stockholm Interbank Offered Rates
THB	Thai Bhat
TOPIX	Tokyo Stock Price Index
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
WTI	West Texas Intermediate
ZAR	South African Rand
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown was the current yield as of July 31, 2018.
(d)	Amounts rounds to less than 0.05%.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(1)	Notional value represents market value, as of July 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.
*	Non-income producing security.
**	Non-deliverable forward.
‡	Value determined using significant unobservable inputs.

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Diversified Alternatives Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2015 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and Forward Foreign Currency Exchange Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Biotechnology	$—	$394,035	$—	$394,035
Diversified Financial Services	—	655,796	—	655,796
Media	4,267,396	666,631	—	4,934,027
Multi-Utilities	3,832,340	1,614,739	—	5,447,079
Personal Products	582,922	826,283	—	1,409,205
Pharmaceuticals	2,409,226	718,622	—	3,127,848
Other Common Stocks	88,571,821	—	—	88,571,821

Total Common Stocks	99,663,705	4,876,106	—	104,539,811

Short-Term Investments
Investment Companies	85,614,658	—	—	85,614,658

Total Investments in Securities	$185,278,363	$4,876,106	$—	$190,154,469

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$756,692	$—	$756,692
Futures Contracts	1,499,618	117,205	—	1,616,823
Swaps	—	979,119	65	979,184

Total Appreciation in Other Financial Instruments	$1,499,618	$1,853,016	$65	$3,352,699

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(598,024)	$—	$(598,024)
Futures Contracts	(1,341,061)	(16,022)	—	(1,357,083)
Swaps	—	(722,539)	(635)	(723,174)

Total Depreciation in Other Financial Instruments	$(1,341,061)	$(1,336,585)	$(635)	$(2,678,281)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the period ended July 31, 2018.

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Diversified Alternatives ETF

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(3). Swaps — The Fund engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, credit risks and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral for Over the Counter Swaps based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Swaps

The Fund used total return swaps to gain long or short exposure to an underlying stock. To the extent the total return of the stock underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying stock and interest rate obligations.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 39.4%
Aerospace & Defense — 1.5%
Rockwell Collins, Inc.	2,886	401,125

Banks — 0.6%
Commonwealth Bank of Australia (Australia)	3,006	167,395

Biotechnology — 0.7%
Sirtex Medical Ltd. (Australia)	1,993	47,084
Spark Therapeutics, Inc. *	1,900	145,768

		192,852

Building Products — 2.8%
Advanced Drainage Systems, Inc.	6,100	170,495
Apogee Enterprises, Inc.	3,800	192,888
USG Corp. *	9,477	409,596

		772,979

Communications Equipment — 0.4%
Mitel Networks Corp. *	9,715	106,574

Diversified Financial Services — 0.6%
Kinnevik AB, Class B (Sweden)	4,773	164,734

Electronic Equipment, Instruments & Components — 1.5%
VeriFone Systems, Inc. *	17,287	395,872

Energy Equipment & Services — 0.2%
Seadrill Ltd. (United Kingdom) *	2,400	48,192

Food & Staples Retailing — 0.7%
SUPERVALU, Inc. *	5,864	189,524

Food Products — 0.6%
Pinnacle Foods, Inc.	2,600	172,692

Health Care Equipment & Supplies — 1.9%
Abaxis, Inc.	1,383	114,789
NxStage Medical, Inc. *	14,351	402,833

		517,622

Health Care Providers & Services — 3.5%
Envision Healthcare Corp. *	9,093	402,456
LifePoint Health, Inc. *	6,226	403,445
MEDNAX, Inc. *	3,000	128,370

		934,271

Health Care Technology — 1.4%
athenahealth, Inc. *	669	100,825
Cotiviti Holdings, Inc. *	6,314	281,857

		382,682

Hotels, Restaurants & Leisure — 1.3%
Jack in the Box, Inc.	1,700	143,208
Sonic Corp.	6,500	228,475

		371,683

Household Durables — 0.5%
Newell Brands, Inc.	5,400	141,426

Insurance — 2.3%
AmTrust Financial Services, Inc.	15,765	228,277
Stewart Information Services Corp.	100	4,544
XL Group Ltd. (Bermuda)	6,994	393,273

		626,094

Investments	Shares	Value($)
Internet Software & Services — 0.5%
Web.com Group, Inc. *	5,391	135,584

IT Services — 2.1%
Cardtronics plc, Class A *	6,100	154,452
Syntel, Inc. *	5,560	225,680
Travelport Worldwide Ltd.	9,400	177,660

		557,792

Machinery — 0.7%
Tennant Co.	2,400	195,240

Marine — 0.1%
DryShips, Inc. (Greece)	6,000	31,620

Media — 2.3%
APN Outdoor Group Ltd. (Australia)	18,584	87,075
Madison Square Garden Co. (The), Class A *	500	156,090
Twenty-First Century Fox, Inc., Class A	8,530	383,850

		627,015

Multi-Utilities — 3.5%
Avista Corp.	7,219	365,137
Innogy SE (Germany) *	4,786	205,760
Vectren Corp.	5,426	387,796

		958,693

Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp. *	8,300	170,482
CNX Resources Corp. *	9,400	153,032
Peabody Energy Corp.	3,800	161,462
Range Resources Corp.	9,800	151,214

		636,190

Paper & Forest Products — 1.4%
KapStone Paper and Packaging Corp.	10,851	377,398

Personal Products — 0.4%
Ontex Group NV (Belgium)	3,540	107,035

Pharmaceuticals — 1.3%
Eli Lilly & Co.	1,700	167,977
Green Organic Dutchman Holdings Ltd. (The) (Canada) *	1,400	5,542
Novartis AG (Registered) (Switzerland)	2,152	180,600

		354,119

Semiconductors & Semiconductor Equipment — 1.0%
NXP Semiconductors NV (Netherlands) *	2,951	281,348

Software — 0.5%
CommVault Systems, Inc. *	2,200	142,780

Specialty Retail — 1.2%
Asbury Automotive Group, Inc. *	2,300	161,690
Rent-A-Center, Inc. *	10,162	150,804

		312,494

Trading Companies & Distributors — 1.2%
MRC Global, Inc. *	7,600	172,140
WESCO International, Inc. *	2,800	170,800

		342,940

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments		Shares	Value($)
Water Utilities — 0.3%
SJW Group		1,175	75,999

TOTAL COMMON STOCKS (Cost $10,546,118)			10,721,964

Investments		Principal Amount($)
FOREIGN GOVERNMENT SECURITIES — 1.0%
Japan Government Bond (Japan) 0.10%, 7/15/2019 (Cost $274,422)	JPY	30,900,000	276,919

Investments		Shares
SHORT-TERM INVESTMENTS — 59.4%
INVESTMENT COMPANIES — 59.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.77% (a)(b) (Cost $16,199,497)		16,199,497	16,199,497

Total Investments — 99.8% (Cost $27,020,037)			27,198,380
Other Assets Less Liabilities — 0.2%			57,280

Net Assets — 100.0%			27,255,660

Percentages indicated are based on net assets.

JPMorgan Event Driven ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of July 31, 2018:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	151,668	EUR	129,188	Goldman Sachs International	8/17/2018	428

Total unrealized appreciation						428

USD	296,351	AUD	401,689	Standard Chartered Bank	8/17/2018	(2,111)
USD	160,910	CHF	161,458	Standard Chartered Bank	8/17/2018	(2,365)
USD	155,686	EUR	133,429	Australia & New Zealand Banking Group Ltd.	8/17/2018	(519)
USD	162,922	SEK	1,450,652	Merrill Lynch International	8/17/2018	(2,253)
USD	281,812	JPY	30,900,000	State Street Corp.	7/16/2019	(2,475)

Total unrealized depreciation						(9,723)

Net unrealized depreciation						(9,295)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited)

Total Return Basket Swaps Outstanding at July 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/31/2019	$964,790	$10,024	$473	$10,497

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Biotechnology
Shire plc	1,771	100,866	877	0.0	(c)

Capital Markets
NEX Group plc	10,140	134,349	(1,277)	(0.0	)(c)

Insurance
Prudential plc	5,790	136,607	2,231	0.0	(c)

Media
Sky plc	29,679	592,968	8,193	0.0	(c)

Total Long Positions of Total Return Basket Swaps	47,380	964,790	10,024	0.0	(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	12/31/2018	$5,616,837	$(56,100)	$(5,500)	$(61,600)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
United Continental Holdings, Inc. *	2,300	184,920	20,930	0.0	(c)

Automobiles
Fiat Chrysler Automobiles NV *	7,000	118,860	(22,960)	(0.0	)(c)

Banks
Customers Bancorp, Inc. *	2,000	50,940	(7,900)	(0.0	)(c)

Building Products
NCI Building Systems, Inc. *	8,500	135,575	(43,350)	(0.0	)(c)

Capital Markets
BGC Partners, Inc.	11,400	122,436	(5,814)	(0.0	)(c)
Legg Mason, Inc.	3,900	133,107	(3,744)	(0.0	)(c)

	15,300	255,543	(9,558)	(0.0	)(c)

Chemicals
Platform Specialty Products Corp. *	15,200	187,872	(2,128)	(0.0	)(c)

Commercial Services & Supplies
KAR Auction Services, Inc.	2,900	172,405	2,639	0.0	(c)

Communications Equipment
Juniper Networks, Inc.	6,000	158,040	(11,760)	(0.0	)(c)
NETGEAR, Inc. *	2,700	177,795	(15,390)	(0.0	)(c)
Oclaro, Inc. *	22,818	193,040	(13,234)	(0.0	)(c)

	31,518	528,875	(40,384)	(0.0	)(c)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Containers & Packaging
Sealed Air Corp.	3,700	163,059	4,366	0.0	(c)

Distributors
Genuine Parts Co.	1,700	165,427	6,613	0.0	(c)

Diversified Consumer Services
Capella Education Co.	4,409	458,536	(220)	(0.0	)(c)
ServiceMaster Global Holdings, Inc. *	2,900	165,271	(10,237)	(0.0	)(c)

	7,309	623,807	(10,457)	(0.0	)(c)

Electronic Equipment, Instruments & Components
Orbotech Ltd. *	3,210	206,211	4,911	0.0	(c)

Energy Equipment & Services
Tidewater, Inc. *	2,000	68,660	4,860	0.0	(c)

Health Care Providers & Services
Aetna, Inc.	2,069	389,779	269	0.0	(c)
Express Scripts Holding Co. *	4,667	370,840	(5,134)	(0.0	)(c)
Henry Schein, Inc. *	2,300	182,643	8,165	0.0	(c)

	9,036	943,262	3,300	0.0	(c)

Hotels, Restaurants & Leisure
Brinker International, Inc.	3,800	179,246	(6,726)	(0.0	)(c)
Churchill Downs, Inc.	500	142,975	(6,450)	(0.0	)(c)
Dunkin’ Brands Group, Inc.	2,500	174,075	(3,400)	(0.0	)(c)
Pinnacle Entertainment, Inc. *	4,501	149,613	(5,941)	(0.0	)(c)
Sonic Corp.	6,300	221,445	1,197	0.0	(c)

	17,601	867,354	(21,320)	(0.0	)(c)

Leisure Products
Brunswick Corp.	2,500	160,750	(10,300)	(0.0	)(c)

Life Sciences Tools & Services
Medpace Holdings, Inc. *	3,800	233,206	64,942	0.0	(c)

Machinery
Terex Corp.	3,600	158,832	36	0.0	(c)
Trinity Industries, Inc.	4,400	167,640	14,256	0.0	(c)

	8,000	326,472	14,292	0.0	(c)

Multi-Utilities
SCANA Corp.	7,885	315,321	2,917	0.0	(c)

Oil, Gas & Consumable Fuels
Arch Coal, Inc.	1,600	135,344	5,904	0.0	(c)
EQT Corp.	3,100	154,008	(20,832)	(0.0	)(c)
Phillips 66	1,400	172,676	14,210	0.0	(c)

	6,100	462,028	(718)	(0.0	)(c)

Pharmaceuticals
Innoviva, Inc. *	10,000	141,500	(3,900)	(0.0	)(c)

Semiconductors & Semiconductor Equipment
Nanometrics, Inc. *	4,100	154,406	3,198	0.0	(c)

Software
Avaya Holdings Corp. *	2,500	51,450	(1,175)	(0.0	)(c)
Citrix Systems, Inc. *	1,500	164,955	4,650	0.0	(c)

	4,000	216,405	3,475	0.0	(c)

Specialty Retail
Sleep Number Corp. *	4,600	131,054	(7,544)	(0.0	)(c)

Technology Hardware, Storage & Peripherals
Stratasys Ltd. *	6,600	128,172	(3,696)	(0.0	)(c)

Total Long Positions of Total Return Basket Swaps	186,859	6,942,084	(47,772)	(0.0	)(c)

Short Positions
Common Stocks
Capital Markets
CME Group, Inc.	(446)	(70,968)	2,252	0.0	(c)

Communications Equipment
Lumentum Holdings, Inc. *	(1,436)	(75,031)	7,252	0.0	(c)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Diversified Consumer Services
Strayer Education, Inc.	(3,818)	(449,913)	5,345	0.0	(c)

Health Care Providers & Services
Cigna Corp.	(1,124)	(201,668)	(6,710)	(0.0	)(c)

Hotels, Restaurants & Leisure
Penn National Gaming, Inc. *	(1,871)	(59,966)	6,287	0.0	(c)

Multi-Utilities
Dominion Energy, Inc.	(5,222)	(374,470)	(13,734)	(0.0	)(c)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(794)	(93,231)	(9,020)	(0.0	)(c)

Total Short Positions of Total Return Basket Swaps	(14,711)	(1,325,247)	(8,328)	(0.0	)(c)

Total of Long and Short Positions of Total Return Basket Swaps	172,148	5,616,837	(56,100)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00 % to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	6/28/2019	$746,297	$(873)	$355	$(518)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Pharmaceuticals
STADA Arzneimittel AG	3,903	372,420	904	0.0	(c)

Software
Gemalto NV *	6,410	373,877	(1,777)	(0.0	)(c)

Total Long Positions of Total Return Basket Swaps	10,313	746,297	(873)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	1/1/2019	$412,664	$(4,264)	$(595)	$(4,859)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Biotechnology
Sirtex Medical Ltd.	3,454	81,599	69	0.0	(c)

Food & Staples Retailing
Wesfarmers Ltd.	4,642	170,679	440	0.0	(c)

Metals & Mining
South32 Ltd.	60,264	160,386	(4,773)	(0.0	)(c)

Total Long Positions of Total Return Basket Swaps	68,360	412,664	(4,264)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, plus or minus a specified spread of (0.35) %, which is denominated in JPY based on the local currencies of the positions within the swaps.	5/27/2019	$(63,334)	$(1,199)	$(39)	$(1,238)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Pharmaceuticals
Takeda Pharmaceutical Co. Ltd.	(1,500)	(63,334)	(1,199)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BA on long positions, plus or minus a specified spread of 0.50%, which is denominated in CAD based on the local currencies of the positions within the swaps.	12/31/2018	$23,911	$(698)	$(40)	$(738)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Sandstorm Gold Ltd. *	5,400	23,911	(698)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in SEK based on the local currencies of the positions within the swaps.	7/31/2019	$9,581	$(459)	$(9)	$(468)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Com Hem Holding AB	2,344	41,879	3,004	0.0	(c)

Short Positions
Common Stocks
Wireless Telecommunication Services
Tele2 AB	(2,407)	(32,298)	(3,463)	(0.0	)(c)

Total of Long and Short Positions of Total Return Basket Swaps	(63)	9,581	(459)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.29) % to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/3/2028 - 7/27/2028	$5,133,728	$(49,149)	$(6,765)	$(55,914)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Green Bancorp, Inc. *	3,558	86,460	(746)	(0.0	)(c)
Guaranty Bancorp	944	28,367	(473)	(0.0	)(c)
MB Financial, Inc.	4,965	240,554	2,532	0.0	(c)
Webster Financial Corp.	2,600	167,778	(806)	(0.0	)(c)

	12,067	523,159	507	0.0	(c)

Biotechnology
Amgen, Inc.	900	176,895	774	0.0	(c)
Celgene Corp. *	2,100	189,189	11,613	0.0	(c)
Ironwood Pharmaceuticals, Inc. *	8,800	169,664	(5,104)	(0.0	)(c)

	11,800	535,748	7,283	0.0	(c)

Communications Equipment
NetScout Systems, Inc. *	5,900	158,120	(23,011)	(0.0	)(c)
Oclaro, Inc.*	3,358	28,409	(1,947)	(0.0	)(c)

	9,258	186,529	(24,958)	(0.0	)(c)

Diversified Consumer Services
Bright Horizons Family Solutions, Inc. *	1,600	171,184	(560)	(0.0	)(c)

Diversified Financial Services
Voya Financial, Inc.	3,200	161,664	6,880	0.0	(c)

Electrical Equipment
Atkore International Group, Inc. *	7,400	175,084	11,397	0.0	(c)

Electronic Equipment, Instruments & Components
Orbotech Ltd. *	525	33,726	803	0.0	(c)

Food & Staples Retailing
Kroger Co. (The)	6,600	191,400	1,518	0.0	(c)

Food Products
Pinnacle Foods, Inc.	3,649	242,367	2,262	0.0	(c)

Health Care Providers & Services
DaVita, Inc. *	2,400	168,672	(768)	(0.0	)(c)
Premier, Inc. *	5,000	187,000	1,500	0.0	(c)

	7,400	355,672	732	0.0	(c)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions— continued
Common Stocks — continued
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	2,000	157,320	(5,240)	(0.0	)(c)
ILG, Inc.	11,315	388,444	2,942	0.0	(c)
Norwegian Cruise Line Holdings Ltd. *	3,100	155,093	7,533	0.0	(c)
Papa John’s International, Inc.	3,100	130,076	(27,373)	(0.0	)(c)

	19,515	830,933	(22,138)	(0.0	)(c)

Industrial Conglomerates
General Electric Co.	11,500	156,745	(6,210)	(0.0	)(c)

Insurance
Loews Corp.	3,400	172,652	2,958	0.0	(c)

IT Services
Black Knight, Inc. *	3,300	170,445	(8,250)	(0.0	)(c)
Convergys Corp.	13,659	336,011	(8,529)	(0.0	)(c)

	16,959	506,456	(16,779)	(0.0	)(c)

Media
AMC Networks, Inc. *	2,700	162,783	(9,288)	(0.0	)(c)

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	2,400	175,560	(5,568)	(0.0	)(c)
Andeavor	2,788	418,367	39,840	0.0	(c)
Gulfport Energy Corp. *	15,400	177,254	(18,480)	(0.0	)(c)

	20,588	771,181	15,792	0.0	(c)

Pharmaceuticals
Mallinckrodt plc *	9,700	227,465	23,959	0.0	(c)

Real Estate Management & Development
Realogy Holdings Corp.	6,800	148,716	(9,588)	(0.0	)(c)

Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	3,100	150,753	5,859	0.0	(c)

Specialty Retail
Children’s Place, Inc. (The)	1,300	159,770	5,720	0.0	(c)
Party City Holdco, Inc. *	11,200	176,400	(7,280)	(0.0	)(c)
Shoe Carnival, Inc.	5,000	156,850	(7,899)	(0.0	)(c)

	17,500	493,020	(9,459)	(0.0	)(c)

Trading Companies & Distributors
AerCap Holdings NV *	2,900	162,777	3,132	0.0	(c)

Total Long Positions of Total Return Basket Swaps	178,161	6,360,014	(15,898)	(0.0	)(c)

Short Positions
Common Stocks
Banks
Fifth Third Bancorp	(6,839)	(202,366)	752	0.0	(c)
Independent Bank Group, Inc.	(420)	(28,182)	588	0.0	(c)
Veritex Holdings, Inc. *	(2,782)	(85,741)	740	0.0	(c)

	(10,041)	(316,289)	2,080	0.0	(c)

Capital Markets
CME Group, Inc.	(81)	(12,889)	409	0.0	(c)

Communications Equipment
Lumentum Holdings, Inc. *	(211)	(11,025)	1,065	0.0	(c)

Electronic Equipment, Instruments & Components
SYNNEX Corp.	(1,542)	(148,757)	5,853	0.0	(c)

Food Products
Conagra Brands, Inc.	(4,017)	(147,464)	(361)	(0.0	)(c)

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	(1,847)	(219,996)	(1,514)	(0.0	)(c)

Oil, Gas & Consumable Fuels
Marathon Petroleum Corp.	(4,387)	(354,601)	(39,307)	(0.0	)(c)

Semiconductors & Semiconductor Equipment
KLA-Tencor Corp.	(130)	(15,265)	(1,476)	(0.0	)(c)

Total Short Positions of Total Return Basket Swaps	(22,256)	(1,226,286)	(33,251)	(0.0	)(c)

Total of Long and Short Positions of Total Return Basket Swaps	155,905	5,133,728	(49,149)	(0.0	)(c)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20) % to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/23/2028	$4,064	$4,996	$2,971	$7,967

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Oil, Gas & Consumable Fuels
Enbridge Income Fund Holdings, Inc.	12,288	307,755	54	0.0	(c)

Short Positions
Common Stocks
Oil, Gas & Consumable Fuels
Enbridge, Inc.	(8,551)	(303,691)	4,942	0.0	(c)

Total of Long and Short Positions of Total Return Basket Swaps	3,737	4,064	4,996	0.0	(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day EONIA on long positions, plus or minus a specified spread of 0.30%, which is denominated in EUR based on the local currencies of the positions within the swaps.	5/17/2028	$271,174	$(80)	$9	$(71)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Electric Utilities
EDP - Energias de Portugal SA	66,467	271,174	(80)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.60%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/23/2018	$(476)	$(64)	$(57)	$(121)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Metals & Mining
Nisshin Steel Co. Ltd.	8,900	125,166	5,864	0.0	(c)

Short Positions
Common Stocks
Metals & Mining
Nippon Steel & Sumitomo Metal Corp.	(6,300)	(125,642)	(5,928)	(0.0	)(c)

Total of Long and Short Positions of Total Return Basket Swaps	2,600	(476)	(64)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (6.00)% to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/12/2028 - 6/7/2028	$18,221	$(1,414)	$(890)	$(2,304)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Virgin Money Holdings UK plc	27,253	141,755	2,707	0.0	(c)

Capital Markets
NEX Group plc	1,861	24,657	(235)	(0.0	)(c)

Total Long Positions of Total Return Basket Swaps	29,114	166,412	2,472	0.0	(c)

Short Positions
Common Stocks
Banks
CYBG plc	(32,714)	(148,191)	(3,886)	(0.0	)(c)

Total of Long and Short Positions of Total Return Basket Swaps	(3,600)	18,221	(1,414)	(0.0	)(c)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE (1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day OIS-RBA on long positions, plus or minus a specified spread of 0.30%, which is denominated in AUD based on the local currencies of the positions within the swaps.	4/28/2028 –5/3/2028	$89,416	$(940)	$(5,491)	$(6,431)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Health Care Providers & Services
Healthscope Ltd.	55,039	89,416	(940)	(0.0	)(c)

JPMorgan Event Driven ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
BA	1.82%
BA CDOR	1.82%
BBR	1.88%
BOJ	(0.10)%
EONIA	(0.36)%
EURIBOR	(0.37)%
FEDEF	1.91%
GBP LIBOR	0.68%
JPY LIBOR	(0.07)%
OIS-RBA	1.50%
SONIA	0.45%
STIBOR	(0.47)%
USD LIBOR	2.08%

Summary of total swap contracts outstanding as of July 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets

Total OTC Total return basket swaps outstanding	—	18,464

Liabilities

Total OTC Total return basket swaps outstanding	—	(134,262)

Abbreviations

AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
BOJ	Bank of Japan
CAD	Canadian Dollar
CDOR	Canadian Dollar Offered Rate
CHF	Swiss Franc
EONIA	Euro Over Night Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank of Australia
SEK	Swedish Krona
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
USD	United States Dollar

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
(c)	Amounts rounds to less than 0.05%.
*	Non-income producing security.
(1)	Notional value represents market value, as of July 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

JPMorgan Event Driven ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Banks	$—	$167,395	$—	$167,395
Biotechnology	145,768	47,084	—	192,852
Diversified Financial Services	—	164,734	—	164,734
Media	539,940	87,075	—	627,015
Multi-Utilities	752,933	205,760	—	958,693
Personal Products	—	107,035	—	107,035
Pharmaceuticals	173,519	180,600	—	354,119
Other Common Stocks	8,150,121	—	—	8,150,121

Total Common Stocks	9,762,281	959,683	—	10,721,964

Debt Securities
Foreign Government Securities	—	276,919	—	276,919
Short-Term Investments
Investment Companies	16,199,497	—	—	16,199,497

Total Investments in Securities	$25,961,778	$1,236,602	$—	$27,198,380

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$428	$—	$428
Swaps	—	15,020	—	15,020

Total Appreciation in Other Financial Instruments	$—	$15,448	$—	$15,448

JPMorgan Event Driven ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,723)	$—	$(9,723)
Swaps	—	(115,240)	—	(115,240)

Total Depreciation in Other Financial Instruments	$—	$(124,963)	$—	$(124,963)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, credit risks and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Event Driven ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 58.7%
Aerospace & Defense — 0.7%
Boeing Co. (The)	232	82,662
L3 Technologies, Inc.	410	87,920

		170,582

Auto Components — 0.9%
BorgWarner, Inc.	1,184	54,488
Cooper-Standard Holdings, Inc. *	400	53,920
Gentex Corp.	2,382	55,262
Lear Corp.	295	53,138

		216,808

Automobiles — 0.2%
Thor Industries, Inc.	550	52,168

Banks — 0.4%
Umpqua Holdings Corp.	4,255	90,632

Beverages — 0.4%
PepsiCo, Inc.	729	83,835

Building Products — 0.7%
Continental Building Products, Inc. *	2,585	82,461
Owens Corning	1,244	77,402

		159,863

Capital Markets — 1.5%
Artisan Partners Asset Management, Inc., Class A	2,565	88,364
BGC Partners, Inc., Class A	8,666	93,073
Houlihan Lokey, Inc.	1,560	76,690
Waddell & Reed Financial, Inc., Class A	5,220	108,106

		366,233

Chemicals — 1.9%
CF Industries Holdings, Inc.	2,279	101,233
Eastman Chemical Co.	827	85,694
Huntsman Corp.	2,662	89,257
LyondellBasell Industries NV, Class A	766	84,865
Westlake Chemical Corp.	893	95,747

		456,796

Commercial Services & Supplies — 1.5%
Brady Corp., Class A	2,511	96,046
Deluxe Corp.	1,286	75,784
KAR Auction Services, Inc.	1,385	82,338
Quad/Graphics, Inc.	4,979	102,368

		356,536

Communications Equipment — 0.7%
Cisco Systems, Inc.	1,851	78,279
Motorola Solutions, Inc.	703	85,274

		163,553

Construction & Engineering — 0.7%
EMCOR Group, Inc.	1,069	82,259
Jacobs Engineering Group, Inc.	1,247	84,335

		166,594

Consumer Finance — 0.7%
Ally Financial, Inc.	2,959	79,183
Discover Financial Services	1,135	81,050

		160,233

Containers & Packaging — 0.4%
Greif, Inc., Class A	1,812	98,663

Investments	Shares	Value($)
Diversified Consumer Services — 0.2%
H&R Block, Inc.	2,205	55,478

Diversified Telecommunication Services — 0.3%
Vonage Holdings Corp. *	6,245	79,999

Electric Utilities — 1.1%
Exelon Corp.	2,008	85,340
FirstEnergy Corp.	2,394	84,820
IDACORP, Inc.	897	84,533

		254,693

Electrical Equipment — 1.5%
Eaton Corp. plc	1,063	88,410
Generac Holdings, Inc. *	1,615	86,806
Regal Beloit Corp.	998	85,778
Sensata Technologies Holding plc *	1,943	105,641

		366,635

Electronic Equipment, Instruments & Components — 1.1%
FLIR Systems, Inc.	1,502	88,017
Littelfuse, Inc.	372	80,657
Vishay Intertechnology, Inc.	3,384	84,600

		253,274

Energy Equipment & Services — 0.8%
Diamond Offshore Drilling, Inc. *	4,464	85,709
National Oilwell Varco, Inc.	1,942	94,420

		180,129

Food & Staples Retailing — 1.0%
United Natural Foods, Inc. *	1,939	62,436
Walgreens Boots Alliance, Inc.	1,261	85,269
Walmart, Inc.	942	84,054

		231,759

Food Products — 1.5%
Flowers Foods, Inc.	4,092	83,477
Ingredion, Inc.	932	94,411
JM Smucker Co. (The)	875	97,230
Sanderson Farms, Inc.	824	83,084

		358,202

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc. (a)	1,105	80,057
Becton Dickinson and Co. (a)	333	83,373
Danaher Corp.	804	82,474
STERIS plc	739	84,594

		330,498

Health Care Providers & Services — 2.1%
Chemed Corp.	251	79,323
Encompass Health Corp.	1,189	89,924
Humana, Inc.	260	81,687
Quest Diagnostics, Inc.	782	84,237
UnitedHealth Group, Inc.	326	82,550
WellCare Health Plans, Inc. *	323	86,377

		504,098

Hotels, Restaurants & Leisure — 0.7%
Hyatt Hotels Corp., Class A	659	51,554
Royal Caribbean Cruises Ltd.	490	55,252
Wyndham Destinations, Inc.	1,160	53,499

		160,305

Household Durables — 0.9%
PulteGroup, Inc.	1,755	50,000
Taylor Morrison Home Corp., Class A *	2,563	50,056
Toll Brothers, Inc.	1,459	51,444
William Lyon Homes, Class A *	2,286	49,903

		201,403

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments	Shares	Value($)
COMMON STOCKS — continued
Household Products — 0.4%
Energizer Holdings, Inc.	1,307	83,230

Independent Power and Renewable Electricity Producers — 1.1%
NRG Energy, Inc.	2,623	83,071
NRG Yield, Inc., Class C	4,624	86,006
Vistra Energy Corp. *	3,643	82,332

		251,409

Insurance — 2.1%
Aflac, Inc. (a)	2,249	104,668
First American Financial Corp.	1,533	85,848
Old Republic International Corp.	4,822	102,757
Prudential Financial, Inc.	999	100,809
Universal Insurance Holdings, Inc.	2,162	95,993

		490,075

Internet Software & Services — 0.9%
Akamai Technologies, Inc. *	1,038	78,120
LogMeIn, Inc.	758	61,436
Match Group, Inc. *	1,844	66,605

		206,161

IT Services — 4.5%
Accenture plc, Class A	501	79,824
Amdocs Ltd.	1,164	78,663
CACI International, Inc., Class A *	463	81,118
Cognizant Technology Solutions Corp., Class A	1,026	83,619
CSG Systems International, Inc.	1,884	76,622
EVERTEC, Inc. (Puerto Rico)	3,532	82,296
Fidelity National Information Services, Inc.	756	77,966
ManTech International Corp., Class A	1,486	88,937
Mastercard, Inc., Class A	408	80,784
MAXIMUS, Inc.	1,287	83,410
Total System Services, Inc.	932	85,315
Visa, Inc., Class A	602	82,318
Western Union Co. (The)	3,891	78,443

		1,059,315

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	1,301	85,918
Cambrex Corp. *	1,408	88,000
Charles River Laboratories International, Inc. *	664	82,535
ICON plc *	589	81,965
Medpace Holdings, Inc. *	1,688	103,593

		442,011

Machinery — 3.3%
Allison Transmission Holdings, Inc.	1,976	92,872
Caterpillar, Inc.	592	85,130
Crane Co.	957	86,675
Cummins, Inc.	609	86,971
Greenbrier Cos., Inc. (The)	1,447	81,972
Hillenbrand, Inc.	1,668	83,734
Illinois Tool Works, Inc.	608	87,145
Ingersoll-Rand plc	910	89,644
Watts Water Technologies, Inc., Class A	994	85,037

		779,180

Media — 0.7%
John Wiley & Sons, Inc., Class A	832	52,541
Omnicom Group, Inc.	787	54,169
Sinclair Broadcast Group, Inc., Class A	2,020	52,116

		158,826

Metals & Mining — 1.1%
Alcoa Corp. *	1,945	84,160

Investments	Shares	Value($)
Metals & Mining — continued
Schnitzer Steel Industries, Inc., Class A	2,899	95,522
Steel Dynamics, Inc.	1,741	81,984

		261,666

Multiline Retail — 0.7%
Kohl’s Corp.	731	53,999
Macy’s, Inc.	1,384	54,986
Target Corp.	682	55,024

		164,009

Multi-Utilities — 0.3%
MDU Resources Group, Inc.	2,869	83,201

Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	679	85,737
ConocoPhillips	1,179	85,089
CONSOL Energy, Inc. *	1,982	82,511
Delek US Holdings, Inc.	1,701	90,697
HollyFrontier Corp.	1,161	86,587
Murphy Oil Corp.	2,609	86,775
Peabody Energy Corp.	2,212	93,988
Valero Energy Corp.	905	107,107

		718,491

Paper & Forest Products — 0.7%
Domtar Corp.	1,720	82,938
Louisiana-Pacific Corp.	3,151	84,825

		167,763

Personal Products — 0.8%
Herbalife Nutrition Ltd. *	1,880	97,064
Nu Skin Enterprises, Inc., Class A	1,116	81,301

		178,365

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	1,472	86,480
Horizon Pharma plc *	4,689	82,667
Johnson & Johnson	652	86,403
Pfizer, Inc.	2,222	88,725
Taro Pharmaceutical Industries Ltd. *	851	95,533

		439,808

Professional Services — 0.8%
FTI Consulting, Inc. *	1,223	96,568
ICF International, Inc.	1,143	84,182

		180,750

Road & Rail — 0.3%
ArcBest Corp.	1,724	80,252

Semiconductors & Semiconductor Equipment — 3.1%
Applied Materials, Inc.	1,682	81,796
Cabot Microelectronics Corp.	729	87,808
Entegris, Inc.	2,225	78,209
First Solar, Inc. *	1,558	81,561
Lam Research Corp.	467	89,029
Maxim Integrated Products, Inc.	1,353	82,722
MKS Instruments, Inc.	784	73,931
Rudolph Technologies, Inc. *	2,560	73,216
Texas Instruments, Inc.	718	79,928

		728,200

Software — 2.7%
Blackbaud, Inc.	743	74,159
Citrix Systems, Inc. *	753	82,807
Intuit, Inc.	388	79,245
Microsoft Corp.	766	81,257
Oracle Corp.	1,758	83,822
Progress Software Corp.	2,085	76,707
Synopsys, Inc. *	911	81,471
VMware, Inc., Class A *	542	78,368

		637,836

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Investments		Shares	Value($)
COMMON STOCKS — continued
Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A		2,055	48,683
American Eagle Outfitters, Inc.		2,158	54,339
Best Buy Co., Inc.		696	52,221
Caleres, Inc.		1,497	50,135
Chico’s FAS, Inc.		5,970	51,939
Children’s Place, Inc. (The)		416	51,126
Dick’s Sporting Goods, Inc.		1,538	52,507
DSW, Inc., Class A		1,951	53,535
Foot Locker, Inc.		1,041	50,811
Gap, Inc. (The)		1,787	53,914
Tailored Brands, Inc.		2,472	49,836
Zumiez, Inc. *		2,465	55,832

			624,878

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.		438	83,347
HP, Inc.		3,573	82,465
NetApp, Inc.		1,014	78,605
Seagate Technology plc		1,403	73,826

			318,243

Textiles, Apparel & Luxury Goods — 0.9%
Deckers Outdoor Corp. *		459	51,789
Movado Group, Inc.		1,090	54,282
Ralph Lauren Corp.		398	53,722
Wolverine World Wide, Inc.		1,495	52,893

			212,686

Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.		1,100	82,115

TOTAL COMMON STOCKS (Cost $13,903,050)			13,867,439

Investments		Principal Amount($)
FOREIGN GOVERNMENT SECURITIES — 1.0%
Japan Government Bond (Japan) 0.10%, 7/15/2019 (Cost $232,681)	JPY	26,200,000	234,798

Investments		Shares
SHORT-TERM INVESTMENTS — 36.6%
INVESTMENT COMPANIES — 28.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.77% (b)(c) (Cost $6,688,256)		6,688,256	6,688,256

		Principal Amount($)
U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bills 2.38%, 7/18/2019 (d) (Cost $1,954,614)		2,000,000	1,954,151
TOTAL SHORT-TERM INVESTMENTS (Cost $8,642,870)			8,642,407

Total Investments — 96.3% (Cost $22,778,601)			22,744,644
Other Assets Less Liabilities — 3.7%			885,443

Net Assets — 100.0%			23,630,087

Percentages indicated are based on net assets.

JPMorgan Long/Short ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	8	08/2018	EUR	514,638	8,187
EURO STOXX 50 Index	2	09/2018	EUR	82,355	1,443
FTSE 100 Index	6	09/2018	GBP	605,895	5,866
FTSE/MIB Index	1	09/2018	EUR	129,446	823
S&P 500 E-Mini Index	2	09/2018	USD	281,710	3,816
SPI 200 Index	7	09/2018	AUD	809,588	15,510
TOPIX Index	1	09/2018	JPY	157,011	(1,695)

					33,950

Short Contracts
IBEX 35 Index	(2)	08/2018	EUR	(230,579)	(3,044)

					(3,044)

					30,906

Forward foreign currency exchange contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	7,082,637	USD	63,087	National Australia Bank Ltd.	8/17/2018	321

Total unrealized appreciation						321

USD	62,997	JPY	7,082,637	National Australia Bank Ltd.	8/17/2018	(412)
USD	238,948	JPY	26,200,000	State Street Corp.	7/16/2019	(2,098)

Total unrealized depreciation						(2,510)

Net unrealized depreciation						(2,189)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited)

Over the Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	2/28/2019 - 7/31/2019	$321,553	$23,001	$12,026	$35,027

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
International Consolidated Airlines Group SA	10,734	99,898	4,507	0.0	(e)
Wizz Air Holdings plc *(f)	1,753	79,747	(4,533)	(0.0	)(e)

	12,487	179,645	(26)	(0.0	)(e)

Construction & Engineering
Kier Group plc	6,740	85,546	(697)	(0.0	)(e)

Energy Equipment & Services
Petrofac Ltd.	11,080	89,094	6,709	0.1

Equity Real Estate Investment Trusts (REITs)
UNITE Group plc (The)	7,387	84,798	4,628	0.0	(e)

Hotels, Restaurants & Leisure
Carnival plc	929	53,926	1,246	0.0	(e)
William Hill plc	13,807	53,892	(334)	(0.0	)(e)

	14,736	107,818	912	0.0	(e)

Household Durables
Berkeley Group Holdings plc	1,105	54,086	2,269	0.0	(e)
Bovis Homes Group plc	3,636	54,966	1,916	0.0	(e)
Persimmon plc	1,666	54,186	(393)	(0.0	)(e)
Redrow plc	7,732	54,510	1,846	0.0	(e)
Taylor Wimpey plc	23,743	54,487	317	0.0	(e)

	37,882	272,235	5,955	0.0	(e)

Media
Pearson plc	4,528	54,844	867	0.0	(e)

Metals & Mining
Anglo American plc	4,330	98,013	112	0.0	(e)
BHP Billiton plc	4,652	107,060	2,778	0.0	(e)
Centamin plc	35,270	54,987	2,031	0.0	(e)
Rio Tinto plc	1,481	81,308	715	0.0	(e)

	45,733	341,368	5,636	0.0	(e)

Multi-Utilities
Centrica plc	41,577	81,176	(7,815)	(0.0	)(e)

Wireless Telecommunication Services
Vodafone Group plc	35,492	86,706	(1,356)	(0.0	)(e)

Total Long Positions of Total Return Basket Swaps	217,642	1,383,230	14,813	0.1

Short Positions
Common Stocks
Aerospace & Defense
Cobham plc *	(42,978)	(70,462)	2,559	0.0	(e)
Rolls-Royce Holdings plc *	(5,691)	(73,992)	279	0.0	(e)

	(48,669)	(144,454)	2,838	0.0	(e)

Banks
Standard Chartered plc	(8,090)	(72,950)	477	0.0	(e)

Capital Markets
St James’s Place plc	(4,650)	(73,574)	(1,460)	(0.0	)(e)

Chemicals
Johnson Matthey plc	(1,513)	(74,542)	(3,600)	(0.0	)(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Diversified Consumer Services
Dignity plc	(3,618)	(47,979)	(784)	(0.0	)(e)

Hotels, Restaurants & Leisure
Compass Group plc	(2,220)	(47,751)	(1,175)	(0.0	)(e)
InterContinental Hotels Group plc	(740)	(45,674)	601	0.0	(e)
Merlin Entertainments plc	(8,997)	(46,509)	1,983	0.0	(e)
Whitbread plc	(925)	(47,517)	1,171	0.0	(e)

	(12,882)	(187,451)	2,580	0.0	(e)

Industrial Conglomerates
DCC plc	(785)	(72,626)	(1,498)	(0.0	)(e)

Machinery
Weir Group plc (The)	(2,881)	(73,827)	2,594	0.0	(e)

Media
ITV plc	(21,204)	(45,828)	4,272	0.0	(e)

Metals & Mining
Fresnillo plc	(5,053)	(68,822)	6,447	0.0	(e)

Multiline Retail
B&M European Value Retail SA	(8,844)	(47,855)	193	0.0	(e)

Tobacco
British American Tobacco plc	(1,423)	(78,226)	(4,779)	(0.0	)(e)

Trading Companies & Distributors
Bunzl plc	(2,475)	(73,543)	908	0.0	(e)

Total Short Positions of Total Return Basket Swaps	(122,087)	(1,061,677)	8,188	0.0	(e)

Total of Long and Short Positions of Total Return Basket Swaps	95,555	321,553	23,001	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month LIBOR on short positions, which is denominated in USD based on the local currencies of the positions within the swaps.	2/25/2019	$(6,005,043)	$231,822	$49,346	$281,168

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
TransDigm Group, Inc.	(205)	(76,986)	(4,750)	(0.0	)(e)

Airlines
Spirit Airlines, Inc. *	(1,781)	(77,367)	(10,757)	(0.1)

Auto Components
Gentherm, Inc. *	(1,171)	(53,046)	(5,855)	(0.0	)(e)

Banks
Pinnacle Financial Partners, Inc.	(1,168)	(73,000)	642	0.0	(e)
Signature Bank	(631)	(69,227)	12,469	0.0	(e)

	(1,799)	(142,227)	13,111	0.0	(e)

Chemicals
NewMarket Corp.	(185)	(75,747)	(722)	(0.0	)(e)
Valvoline, Inc.	(3,329)	(75,202)	(2,230)	(0.0	)(e)

	(3,514)	(150,949)	(2,952)	(0.0	)(e)

Commercial Services & Supplies
Clean Harbors, Inc. *	(1,309)	(74,521)	(288)	(0.0	)(e)
Covanta Holding Corp.	(4,548)	(81,864)	(3,639)	(0.0	)(e)
Healthcare Services Group, Inc.	(1,827)	(73,555)	7,016	0.0	(e)

	(7,684)	(229,940)	3,089	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Communications Equipment
Infinera Corp. *	(5,534)	(46,043)	10,238	0.0	(e)
ViaSat, Inc. *	(1,079)	(75,897)	(1,500)	(0.0	)(e)

	(6,613)	(121,940)	8,738	0.0	(e)

Construction Materials
Martin Marietta Materials, Inc.	(328)	(65,410)	8,718	0.0	(e)
Vulcan Materials Co.	(593)	(66,416)	9,103	0.1

	(921)	(131,826)	17,821	0.1

Consumer Finance
LendingClub Corp. *	(16,496)	(67,964)	5,609	0.0	(e)

Distributors
Core-Mark Holding Co., Inc.	(1,052)	(25,437)	(200)	(0.0	)(e)

Diversified Consumer Services
Chegg, Inc. *	(1,631)	(45,179)	2,153	0.0	(e)

Electronic Equipment, Instruments & Components
Fabrinet *	(1,844)	(72,137)	(940)	(0.0	)(e)
II-VI, Inc. *	(1,831)	(71,775)	7,324	0.0	(e)

	(3,675)	(143,912)	6,384	0.0	(e)

Energy Equipment & Services
Baker Hughes a GE Co.	(2,241)	(77,494)	(695)	(0.0	)(e)
Forum Energy Technologies, Inc. *	(6,236)	(82,003)	(1,871)	(0.0	)(e)
Weatherford International plc *	(22,027)	(74,672)	2,864	0.0	(e)

	(30,504)	(234,169)	298	0.0	(e)

Food & Staples Retailing
Casey’s General Stores, Inc.	(678)	(74,159)	(1,119)	(0.0	)(e)
PriceSmart, Inc.	(917)	(74,965)	(3,530)	(0.0	)(e)

	(1,595)	(149,124)	(4,649)	(0.0	)(e)

Health Care Equipment & Supplies
DexCom, Inc. *	(708)	(67,352)	3,448	0.0	(e)
Heska Corp. *	(682)	(68,371)	3,171	0.0	(e)
Insulet Corp. *	(856)	(71,185)	4,965	0.0	(e)
K2M Group Holdings, Inc. *	(3,429)	(69,849)	6,790	0.0	(e)
Nevro Corp. *	(994)	(55,922)	7,733	0.1
Wright Medical Group NV *	(2,926)	(74,408)	527	0.0	(e)

	(9,595)	(407,087)	26,634	0.1

Hotels, Restaurants & Leisure
Caesars Entertainment Corp. *	(4,096)	(46,285)	410	0.0	(e)
MGM Resorts International	(1,526)	(47,870)	(2,198)	(0.0	)(e)

	(5,622)	(94,155)	(1,788)	(0.0	)(e)

Household Durables
iRobot Corp. *	(647)	(51,275)	1,106	0.0	(e)

Independent Power and Renewable Electricity Producers
TerraForm Power, Inc.	(7,072)	(72,347)	10,537	0.0	(e)

Internet & Direct Marketing Retail
Netflix, Inc. *	(131)	(44,206)	10,241	0.1
Wayfair, Inc. *	(377)	(41,025)	4,479	0.0	(e)

	(508)	(85,231)	14,720	0.1

Internet Software & Services
ANGI Homeservices, Inc. *	(5,273)	(82,839)	1,951	0.0	(e)
Box, Inc. *	(3,101)	(74,300)	6,853	0.1
Cornerstone OnDemand, Inc. *	(1,621)	(80,077)	1,313	0.0	(e)
GTT Communications, Inc. *	(1,701)	(75,609)	936	0.0	(e)
MINDBODY, Inc. *	(1,707)	(63,756)	4,950	0.0	(e)
Nutanix, Inc. *	(1,394)	(68,153)	6,635	0.0	(e)
Pandora Media, Inc. *	(20,551)	(138,514)	20,346	0.1
Wix.com Ltd. *	(490)	(46,550)	4,459	0.0	(e)

	(35,838)	(629,798)	47,443	0.2

IT Services
Gartner, Inc. *	(621)	(84,102)	2,838	0.0	(e)

Leisure Products
Mattel, Inc.	(2,918)	(46,309)	4,406	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Machinery
Wabtec Corp.	(705)	(77,776)	(5,957)	(0.0	)(e)

Media
Liberty Broadband Corp. *	(624)	(49,589)	6	0.0	(e)
Lions Gate Entertainment Corp.	(1,936)	(46,174)	3,446	0.0	(e)

	(2,560)	(95,763)	3,452	0.0	(e)

Metals & Mining
AK Steel Holding Corp. *	(14,308)	(66,246)	1,144	0.0	(e)
Coeur Mining, Inc. *	(9,203)	(64,421)	13,344	0.1
Compass Minerals International, Inc.	(1,075)	(72,939)	(806)	(0.0	)(e)
Hecla Mining Co.	(21,483)	(68,746)	9,238	0.0	(e)
TimkenSteel Corp. *	(4,045)	(56,225)	15,250	0.1

	(50,114)	(328,577)	38,170	0.2

Multi-Utilities
Dominion Energy, Inc.	(1,053)	(75,511)	(2,769)	(0.0	)(e)
NiSource, Inc.	(2,889)	(75,634)	173	0.0	(e)
Sempra Energy	(650)	(75,133)	1,111	0.0	(e)

	(4,592)	(226,278)	(1,485)	(0.0	)(e)

Oil, Gas & Consumable Fuels
Cheniere Energy, Inc. *	(1,183)	(75,120)	864	0.0	(e)
Chesapeake Energy Corp. *	(16,314)	(77,002)	11,094	0.1
Extraction Oil & Gas, Inc. *	(5,175)	(78,246)	931	0.0	(e)
Oasis Petroleum, Inc. *	(6,087)	(74,383)	6,391	0.0	(e)
Parsley Energy, Inc. *	(2,360)	(74,175)	3,398	0.0	(e)
QEP Resources, Inc. *	(6,215)	(64,574)	18,521	0.1

	(37,334)	(443,500)	41,199	0.2

Pharmaceuticals
Aclaris Therapeutics, Inc. *	(3,591)	(61,550)	12,892	0.1
Aerie Pharmaceuticals, Inc. *	(1,008)	(68,090)	(302)	(0.0	)(e)
Medicines Co. (The) *	(1,837)	(72,984)	(1,947)	(0.0	)(e)
Nektar Therapeutics *	(1,074)	(56,492)	(5,886)	(0.0	)(e)
Pacira Pharmaceuticals, Inc. *	(1,973)	(79,315)	(11,246)	(0.1)

	(9,483)	(338,431)	(6,489)	(0.0	)(e)

Road & Rail
AMERCO	(197)	(74,285)	(924)	(0.0	)(e)
Hertz Global Holdings, Inc. *	(4,215)	(64,194)	927	0.0	(e)

	(4,412)	(138,479)	3	0.0	(e)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. *	(5,102)	(93,520)	(9,082)	(0.0	)(e)
Inphi Corp. *	(1,847)	(58,070)	5,412	0.0	(e)
MACOM Technology Solutions Holdings, Inc. *	(3,536)	(73,655)	14,179	0.1
MaxLinear, Inc. *	(3,259)	(56,413)	(619)	(0.0	)(e)
SMART Global Holdings, Inc. *	(2,067)	(63,105)	2,563	0.0	(e)
Veeco Instruments, Inc. *	(4,374)	(64,079)	5,249	0.0	(e)

	(20,185)	(408,842)	17,702	0.1

Software
Autodesk, Inc. *	(423)	(54,330)	2,508	0.0	(e)
HubSpot, Inc. *	(624)	(77,438)	3,245	0.0	(e)
PROS Holdings, Inc. *	(1,853)	(68,821)	2,224	0.0	(e)
Snap, Inc. *	(6,562)	(82,025)	5,315	0.1

	(9,462)	(282,614)	13,292	0.1

Specialty Retail
CarMax, Inc. *	(614)	(45,854)	1,142	0.0	(e)

Technology Hardware, Storage & Peripherals
Pure Storage, Inc. *	(3,478)	(75,333)	8,312	0.0	(e)

Tobacco
Philip Morris International, Inc.	(556)	(47,983)	(2,018)	(0.0	)(e)

Trading Companies & Distributors
MRC Global, Inc. *	(3,327)	(75,357)	133	0.0	(e)
NOW, Inc. *	(5,212)	(77,919)	(3,544)	(0.0	)(e)
SiteOne Landscape Supply, Inc. *	(814)	(72,576)	(4,322)	(0.0	)(e)

	(9,353)	(225,852)	(7,733)	(0.0	)(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Water Utilities
American Water Works Co., Inc.	(848)	(74,836)	(1,704)	(0.0	)(e)
California Water Service Group	(1,814)	(74,555)	—	0.0	(e)

	(2,662)	(149,391)	(1,704)	(0.0	)(e)

Total Short Positions of Total Return Basket Swaps	(296,972)	(6,005,043)	231,822	1.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.50%), which is denominated in CAD based on the local currencies of the positions within the swaps.	2/25/2019	$356,307	$17,208	$48,950	$66,158

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Linamar Corp.	1,296	59,228	2,678	0.0	(e)
Magna International, Inc.	917	55,858	(654)	(0.0	)(e)

	2,213	115,086	2,024	0.0	(e)

Banks
National Bank of Canada	1,721	84,367	(75)	(0.0	)(e)

Chemicals
Methanex Corp.	1,195	82,548	(4,677)	(0.0	)(e)

IT Services
CGI Group, Inc. *	1,305	84,248	(1,082)	(0.0	)(e)

Media
Cogeco Communications, Inc.	1,011	54,869	3,147	0.0	(e)

Oil, Gas & Consumable Fuels
Husky Energy, Inc.	5,293	90,004	3,879	0.0	(e)
Parex Resources, Inc. *	4,963	87,597	(8,122)	(0.0	)(e)

	10,256	177,601	(4,243)	(0.0	)(e)

Paper & Forest Products
Canfor Corp. *	3,811	83,553	(9,141)	(0.0	)(e)
Norbord, Inc.	2,470	88,862	(13,910)	(0.1)
West Fraser Timber Co. Ltd.	1,331	82,672	(13,116)	(0.0	)(e)

	7,612	255,087	(36,167)	(0.1)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	2,412	84,903	3,623	0.0	(e)

Total Long Positions of Total Return Basket Swaps	27,725	938,709	(37,450)	(0.1)

Short Positions
Common Stocks
Aerospace & Defense
Bombardier, Inc. *	(20,332)	(76,586)	7,729	0.0	(e)

Independent Power and Renewable Electricity Producers
Northland Power, Inc.	(3,970)	(72,573)	3,119	0.0	(e)

Metals & Mining
Agnico Eagle Mines Ltd.	(1,666)	(69,798)	7,882	0.0	(e)
B2Gold Corp. *	(29,185)	(72,691)	29	0.0	(e)
Franco-Nevada Corp.	(1,004)	(73,645)	775	0.0	(e)
Goldcorp, Inc.	(5,595)	(69,935)	8,321	0.1

	(37,450)	(286,069)	17,007	0.1

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels
MEG Energy Corp. *	(11,248)	(73,324)	24,084	0.1
Paramount Resources Ltd. *	(6,580)	(73,850)	2,719	0.0	(e)

	(17,828)	(147,174)	26,803	0.1

Total Short Positions of Total Return Basket Swaps	(79,580)	(582,402)	54,658	0.2

Total of Long and Short Positions of Total Return Basket Swaps	(51,855)	356,307	17,208	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	2/28/2019 - 7/31/2029	$1,419,820	$60,953	$(30,408)	$30,545

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Deutsche Lufthansa AG (Registered)	3,625	101,708	15,509	0.1

Auto Components
Faurecia SA	768	52,169	(3,036)	(0.0	)(e)

Automobiles
Peugeot SA	2,003	57,530	7,821	0.1

Chemicals
Covestro AG (f)	876	84,128	5,402	0.0	(e)

Construction & Engineering
Eiffage SA	734	82,025	7	0.0	(e)
Maire Tecnimont SpA	16,885	87,379	1,632	0.0	(e)

	17,619	169,404	1,639	0.0	(e)

Diversified Telecommunication Services
Deutsche Telekom AG (Registered) *	5,174	85,553	1,510	0.0	(e)
DNA OYJ	4,291	85,052	(25,094)	(0.1)

	9,465	170,605	(23,584)	(0.1)

Electric Utilities
Endesa SA	3,665	84,751	(1,043)	(0.0	)(e)
Enel SpA	15,124	84,255	(1,454)	(0.0	)(e)

	18,789	169,006	(2,497)	(0.0	)(e)

Electrical Equipment
Signify NV (f)	2,847	78,834	4,655	0.0	(e)

Energy Equipment & Services
SBM Offshore NV	6,592	102,141	3,043	0.0	(e)

Health Care Equipment & Supplies
Koninklijke Philips NV	1,929	84,682	317	0.0	(e)

Insurance
ASR Nederland NV	1,917	85,760	4,916	0.0	(e)

IT Services
Amadeus IT Group SA	977	83,344	4,386	0.0	(e)

Machinery
Fincantieri SpA	64,810	97,534	8,848	0.1
Valmet OYJ	3,962	82,311	5,440	0.0	(e)

	68,772	179,845	14,288	0.1

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Media
ProSiebenSat.1 Media SE	1,996	53,872	1,887	0.0	(e)

Metals & Mining
Aurubis AG	1,027	84,063	4,136	0.0	(e)

Multi-Utilities
A2A SpA	46,716	85,696	2,300	0.0	(e)
Engie SA	5,253	84,828	1,892	0.0	(e)
Hera SpA	26,304	87,238	2,330	0.0	(e)
Iren SpA	31,829	89,992	6,672	0.1
Veolia Environnement SA	3,739	85,320	2,221	0.0	(e)

	113,841	433,074	15,415	0.1

Oil, Gas & Consumable Fuels
Enagas SA	3,007	84,065	(2,383)	(0.0	)(e)
Eni SpA	4,404	84,771	(351)	(0.0	)(e)
Neste OYJ	1,054	86,941	3,760	0.0	(e)
OMV AG	1,501	84,826	(1,278)	(0.0	)(e)
Repsol SA	4,222	83,743	(1,594)	(0.0	)(e)
TOTAL SA	1,343	87,598	1,811	0.0	(e)

	15,531	511,944	(35)	(0.0	)(e)

Paper & Forest Products
Ence Energia y Celulosa SA	9,034	85,215	(2,285)	(0.0	)(e)
UPM-Kymmene OYJ	2,824	100,175	(1,087)	(0.0	)(e)

	11,858	185,390	(3,372)	(0.0	)(e)

Pharmaceuticals
Bayer AG (Registered)	906	100,862	609	0.0	(e)
Merck KGaA	826	84,910	1,664	0.0	(e)

	1,732	185,772	2,273	0.0	(e)

Real Estate Management & Development
LEG Immobilien AG	742	83,457	1,290	0.0	(e)
TAG Immobilien AG	3,659	82,712	(589)	(0.0	)(e)

	4,401	166,169	701	0.0	(e)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	1,296	28,019	(5,192)	(0.0	)(e)
Siltronic AG	425	74,126	12,295	0.0	(e)

	1,721	102,145	7,103	0.0	(e)

Thrifts & Mortgage Finance
Deutsche Pfandbriefbank AG (f)	5,288	82,827	(456)	(0.0	)(e)

Total Long Positions of Total Return Basket Swaps	293,574	3,224,412	60,511	0.3

Short Positions
Common Stocks
Banks
Bankia SA	(19,568)	(76,924)	(2,018)	(0.0	)(e)

Capital Markets
Deutsche Bank AG (Registered)	(6,047)	(79,087)	(10,221)	(0.0	)(e)

Chemicals
LANXESS AG	(910)	(74,775)	(1,920)	(0.0	)(e)
Lenzing AG	(591)	(75,053)	(2,285)	(0.0	)(e)
OCI NV *	(2,571)	(77,728)	(8,450)	(0.0	)(e)
Symrise AG	(818)	(73,938)	947	0.0	(e)

	(4,890)	(301,494)	(11,708)	(0.0	)(e)

Construction & Engineering
Boskalis Westminster	(2,478)	(75,979)	(1,398)	(0.0	)(e)

Containers & Packaging
Huhtamaki OYJ	(2,096)	(75,274)	1,847	0.0	(e)

Diversified Telecommunication Services
Iliad SA	(311)	(49,168)	3,377	0.0	(e)

Electrical Equipment
Nexans SA	(1,629)	(54,486)	3,512	0.0	(e)

Food & Staples Retailing
Distribuidora Internacional de Alimentacion SA	(31,334)	(70,028)	29,294	0.1

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Food Products
Glanbia plc	(4,247)	(69,875)	7,137	0.0	(e)

Hotels, Restaurants & Leisure
Elior Group SA (f)	(3,044)	(49,700)	(2,893)	(0.0	)(e)

Household Durables
Neinor Homes SA *(f)	(2,591)	(49,014)	980	0.0	(e)

Industrial Conglomerates
Siemens AG (Registered)	(532)	(75,086)	(2,046)	(0.0	)(e)

Internet & Direct Marketing Retail
Zalando SE *(f)	(836)	(47,962)	785	0.0	(e)

Life Sciences Tools & Services
Eurofins Scientific SE	(133)	(72,496)	(1,180)	(0.0	)(e)

Machinery
Alstom SA *	(1,650)	(73,973)	1,998	0.0	(e)
ANDRITZ AG	(1,301)	(73,753)	(4,290)	(0.0	)(e)
GEA Group AG	(1,373)	(53,663)	(8,822)	(0.1)
IMA Industria Macchine Automatiche SpA	(853)	(71,628)	1,036	0.0	(e)
Metso OYJ	(2,101)	(76,952)	(6,150)	(0.0	)(e)
Outotec OYJ *	(8,942)	(73,440)	(3,429)	(0.0	)(e)

	(16,220)	(423,409)	(19,657)	(0.1)

Media
Altice NV *	(2,381)	(7,934)	1,075	0.0	(e)
JCDecaux SA	(1,432)	(46,805)	2,152	0.0	(e)
Telenet Group Holding NV *	(742)	(35,730)	1,009	0.0	(e)

	(4,555)	(90,469)	4,236	0.0	(e)

Metals & Mining
thyssenkrupp AG	(2,715)	(72,254)	(3,817)	(0.0	)(e)

Transportation Infrastructure
Getlink	(5,446)	(71,887)	4,212	0.0	(e)

Total Short Positions of Total Return Basket Swaps	(108,672)	(1,804,592)	442	0.0	(e)

Total of Long and Short Positions of Total Return Basket Swaps	184,902	1,419,820	60,953	0.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from 0.00% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	7/31/2019	$461,549	$28,870	$(1,277)	$27,593

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Diversified Telecommunication Services
Sunrise Communications Group AG *(f)	943	83,113	1,727	0.0	(e)
Swisscom AG (Registered)	183	85,918	1,407	0.0	(e)

	1,126	169,031	3,134	0.0	(e)

Machinery
Bucher Industries AG (Registered)	257	83,270	(724)	(0.0	)(e)
OC Oerlikon Corp. AG (Registered) *	6,238	96,922	3,734	0.0	(e)

	6,495	180,192	3,010	0.0	(e)

Pharmaceuticals
Galenica AG *(f)	1,503	85,855	3,340	0.0	(e)
Novartis AG (Registered)	1,008	84,593	6,330	0.1

	2,511	170,448	9,670	0.1

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Real Estate Management & Development
Swiss Prime Site AG (Registered) *	914	83,761	538	0.0	(e)

Total Long Positions of Total Return Basket Swaps	11,046	603,432	16,352	0.1

Short Positions
Common Stocks
Household Durables
Forbo Holding AG (Registered)	(33)	(52,176)	(2,540)	(0.0	)(e)

Semiconductors & Semiconductor Equipment
ams AG *	(675)	(48,562)	(533)	(0.0	)(e)
Meyer Burger Technology AG *	(58,398)	(41,145)	15,591	0.0	(e)

	(59,073)	(89,707)	15,058	0.0	(e)

Total Short Positions of Total Return Basket Swaps	(59,106)	(141,883)	12,518	0.0	(e)

Total of Long and Short Positions of Total Return Basket Swaps	(48,060)	461,549	28,870	0.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.00)% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swaps.	2/25/2019	$(1,873)	$(25,648)	$(8,995)	$(34,643)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
TS Tech Co. Ltd.	1,300	53,661	1,391	0.0	(e)
Unipres Corp.	2,700	54,886	2,458	0.0	(e)

	4,000	108,547	3,849	0.0	(e)

Beverages
Kirin Holdings Co. Ltd.	3,100	79,364	(618)	(0.0	)(e)

Chemicals
Mitsubishi Chemical Holdings Corp.	9,700	84,967	2,686	0.0	(e)
Mitsubishi Gas Chemical Co., Inc.	3,700	82,669	354	0.0	(e)
Sumitomo Bakelite Co. Ltd.	8,000	80,901	4,184	0.0	(e)
Tosoh Corp.	6,100	99,632	4,822	0.1

	27,500	348,169	12,046	0.1

Construction & Engineering
Okumura Corp.	2,800	92,031	416	0.0	(e)
Taisei Corp.	1,800	100,105	1,110	0.0	(e)

	4,600	192,136	1,526	0.0	(e)

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	1,800	83,256	2,300	0.0	(e)

Electronic Equipment, Instruments & Components
Azbil Corp.	1,800	78,958	2,637	0.0	(e)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	2,200	95,411	2,527	0.0	(e)

Household Durables
Haseko Corp.	4,000	53,079	86	0.0	(e)

Internet Software & Services
Mixi, Inc.	2,500	65,836	3,435	0.0	(e)

Oil, Gas & Consumable Fuels
JXTG Holdings, Inc.	11,600	85,044	2,260	0.0	(e)
Showa Shell Sekiyu KK	5,100	83,704	6,995	0.0	(e)

	16,700	168,748	9,255	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Paper & Forest Products
Oji Holdings Corp.	16,000	94,937	(805)	(0.0	)(e)

Pharmaceuticals
Astellas Pharma, Inc.	5,100	83,185	2,967	0.0	(e)
Shionogi & Co. Ltd.	1,600	87,332	7,122	0.1

	6,700	170,517	10,089	0.1

Real Estate Management & Development
Leopalace21 Corp.	14,700	80,775	1,237	0.0	(e)

Road & Rail
Sankyu, Inc.	1,800	94,862	4,414	0.0	(e)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	1,800	70,969	1,340	0.0	(e)

Software
GungHo Online Entertainment, Inc. *	20,000	42,699	(4,565)	(0.0	)(e)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	4,500	91,796	4,081	0.0	(e)

Trading Companies & Distributors
ITOCHU Corp.	4,700	83,455	(417)	(0.0	)(e)
Marubeni Corp.	13,100	100,014	659	0.0	(e)
Sumitomo Corp.	5,100	83,981	15	0.0	(e)

	22,900	267,450	257	0.0	(e)

Wireless Telecommunication Services
NTT DOCOMO, Inc.	3,200	82,384	1,899	0.0	(e)

Total Long Positions of Total Return Basket Swaps	159,800	2,269,893	54,990	0.2

Short Positions
Common Stocks
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(2,500)	(72,458)	(5,751)	(0.0	)(e)

Banks
Suruga Bank Ltd.	(8,400)	(75,261)	(1,001)	(0.0	)(e)

Chemicals
Kansai Paint Co. Ltd.	(3,300)	(75,941)	(8,316)	(0.0	)(e)
Toray Industries, Inc.	(9,400)	(72,848)	422	0.0	(e)

	(12,700)	(148,789)	(7,894)	(0.0	)(e)

Construction & Engineering
JGC Corp.	(4,000)	(77,617)	(4,773)	(0.0	)(e)

Consumer Finance
Aiful Corp. *	(22,600)	(72,251)	(1,723)	(0.0	)(e)

Diversified Consumer Services
Benesse Holdings, Inc.	(1,400)	(51,004)	(1,119)	(0.0	)(e)

Electric Utilities
Hokkaido Electric Power Co., Inc.	(11,600)	(74,862)	(1,325)	(0.0	)(e)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(1,400)	(40,388)	(2,848)	(0.0	)(e)
Murata Manufacturing Co. Ltd.	(400)	(69,990)	1,432	0.0	(e)

	(1,800)	(110,378)	(1,416)	(0.0	)(e)

Food & Staples Retailing
Aeon Co. Ltd.	(3,700)	(75,180)	(1,638)	(0.0	)(e)
Tsuruha Holdings, Inc.	(600)	(73,808)	(1,401)	(0.0	)(e)

	(4,300)	(148,988)	(3,039)	(0.0	)(e)

Food Products
Nissin Foods Holdings Co. Ltd.	(1,100)	(75,894)	(2,286)	(0.0	)(e)

Hotels, Restaurants & Leisure
HIS Co. Ltd.	(1,600)	(48,389)	(5,322)	(0.0	)(e)

Household Durables
Pioneer Corp. *	(36,500)	(49,680)	(1,372)	(0.0	)(e)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(2,000)	(72,826)	(3,510)	(0.0	)(e)
Toshiba Corp. *	(24,000)	(73,337)	2,015	0.0	(e)

	(26,000)	(146,163)	(1,495)	(0.0	)(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Internet Software & Services
GMO internet, Inc.	(3,300)	(69,991)	4,506	0.0	(e)
Yahoo Japan Corp.	(20,300)	(77,234)	(4,500)	(0.0	)(e)

	(23,600)	(147,225)	6	0.0	(e)

Leisure Products
Shimano, Inc.	(300)	(43,263)	(233)	(0.0	)(e)

Machinery
FANUC Corp.	(400)	(80,656)	(2,936)	(0.0	)(e)

Marine
Kawasaki Kisen Kaisha Ltd. *	(4,200)	(76,272)	(5,197)	(0.0	)(e)
Mitsui OSK Lines Ltd.	(3,000)	(77,843)	(6,042)	(0.1)
Nippon Yusen KK	(3,900)	(75,214)	(456)	(0.0	)(e)

	(11,100)	(229,329)	(11,695)	(0.1)

Multiline Retail
Don Quijote Holdings Co. Ltd.	(1,000)	(46,744)	(683)	(0.0	)(e)
Marui Group Co. Ltd.	(2,400)	(47,686)	(1,332)	(0.0	)(e)

	(3,400)	(94,430)	(2,015)	(0.0	)(e)

Road & Rail
Keio Corp.	(1,500)	(73,663)	(4,150)	(0.0	)(e)
Kintetsu Group Holdings Co. Ltd.	(1,900)	(75,609)	(2,794)	(0.0	)(e)
Odakyu Electric Railway Co. Ltd.	(3,500)	(74,133)	(3,885)	(0.0	)(e)
Tokyu Corp.	(4,300)	(74,031)	(4,336)	(0.1)

	(11,200)	(297,436)	(15,165)	(0.1)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp. *	(4,900)	(43,786)	3,034	0.0	(e)

Software
LINE Corp. *	(700)	(30,581)	1,175	0.0	(e)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(1,500)	(75,543)	(11,411)	(0.1)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(3,400)	(77,783)	(2,882)	(0.0)

Total Short Positions of Total Return Basket Swaps	(195,000)	(2,271,766)	(80,638)	(0.3)

Total of Long and Short Positions of Total Return Basket Swaps	(35,200)	(1,873)	(25,648)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	2/25/2019	$267,279	$(11,514)	$1,510	$(10,004)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food & Staples Retailing
Metcash Ltd.	42,514	83,117	2,878	0.0	(e)

Metals & Mining
Fortescue Metals Group Ltd.	24,643	80,152	(566)	(0.0	)(e)
Sandfire Resources NL	14,754	81,048	(19,727)	(0.1)

	39,397	161,200	(20,293)	(0.1)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels
Beach Energy Ltd.	62,678	88,930	(683)	(0.0	)(e)
Whitehaven Coal Ltd.	21,030	85,001	(4,362)	(0.0	)(e)

	83,708	173,931	(5,045)	(0.0	)(e)

Total Long Positions of Total Return Basket Swaps	165,619	418,248	(22,460)	(0.1)

Short Positions
Common Stocks
Chemicals
Nufarm Ltd.	(13,248)	(70,405)	12,510	0.0	(e)

Internet Software & Services
NEXTDC Ltd. *	(14,996)	(80,564)	(1,564)	(0.0	)(e)

Total Short Positions of Total Return Basket Swaps	(28,244)	(150,969)	10,946	0.0	(e)

Total of Long and Short Positions of Total Return Basket Swaps	137,375	267,279	(11,514)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.00) % to 0.30%), which is denominated in GBP based on the local currencies of the positions within the swaps.	5/25/2028 - 7/27/2028	$176,468	$(15,961)	$31,187	$15,226

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Aerospace & Defense
Meggitt plc	11,110	83,079	201	0.0	(e)

Air Freight & Logistics
Royal Mail plc	14,805	91,089	(3,653)	(0.0	)(e)

Distributors
Inchcape plc	5,135	47,505	(6,202)	(0.0	)(e)

Electronic Equipment, Instruments & Components
Spectris plc	2,211	67,157	(8,323)	(0.1)

Energy Equipment & Services
Hunting plc *	8,282	84,859	1,553	0.0	(e)

Food & Staples Retailing
J Sainsbury plc	19,551	83,840	452	0.0	(e)

Hotels, Restaurants & Leisure
TUI AG	2,501	53,503	135	0.0	(e)

Machinery
Bodycote plc	7,433	97,624	(500)	(0.0	)(e)

Metals & Mining
Antofagasta plc	7,673	100,770	3,154	0.0	(e)
Centamin plc	15,744	24,545	907	0.0	(e)

	23,417	125,315	4,061	0.0	(e)

Oil, Gas & Consumable Fuels
BP plc	11,148	83,782	(2,510)	(0.0	)(e)
Royal Dutch Shell plc	2,314	81,053	(3,423)	(0.0	)(e)
Tullow Oil plc *	29,115	86,552	1,340	0.0	(e)

	42,577	251,387	(4,593)	(0.0	)(e)

Pharmaceuticals
Dechra Pharmaceuticals plc	2,126	83,255	781	0.0	(e)
Hikma Pharmaceuticals plc	3,997	86,011	2,852	0.0	(e)

	6,123	169,266	3,633	0.0	(e)

Total Long Positions of Total Return Basket Swaps	143,145	1,154,624	(13,236)	(0.1)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Banks
Metro Bank plc *	(1,647)	(69,120)	2,618	0.0	(e)

Containers & Packaging
DS Smith plc	(11,188)	(73,919)	41	0.0	(e)

Diversified Telecommunication Services
BT Group plc	(25,092)	(76,759)	(3,484)	(0.0	)(e)
Inmarsat plc	(10,239)	(76,504)	(3,395)	(0.0	)(e)

	(35,331)	(153,263)	(6,879)	(0.0	)(e)

Electrical Equipment
Melrose Industries plc	(25,537)	(72,261)	(469)	(0.0	)(e)

Energy Equipment & Services
John Wood Group plc	(8,907)	(75,992)	(344)	(0.0	)(e)

Health Care Providers & Services
Spire Healthcare Group plc (f)	(22,511)	(73,229)	(460)	(0.0	)(e)

Household Durables
Crest Nicholson Holdings plc	(9,700)	(48,374)	115	0.0	(e)

Household Products
Reckitt Benckiser Group plc	(880)	(78,453)	(5,019)	(0.0	)(e)

Media
Cineworld Group plc	(13,537)	(48,075)	(1,393)	(0.0	)(e)

Multi-Utilities
National Grid plc	(6,804)	(72,687)	(16)	(0.0	)(e)

Real Estate Management & Development
Capital & Counties Properties plc	(19,772)	(71,430)	2,713	0.0	(e)

Trading Companies & Distributors
Travis Perkins plc	(4,196)	(65,847)	8,294	0.0	(e)

Water Utilities
Severn Trent plc	(2,975)	(75,506)	(1,926)	(0.0	)(e)

Total Short Positions of Total Return Basket Swaps	(162,985)	(978,156)	(2,725)	0.0	(e)

Total of Long and Short Positions of Total Return Basket Swaps	(19,840)	176,468	(15,961)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day CORRA and one month BA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.25%), which is denominated in CAD based on the local currencies of the positions within the swaps.	5/25/2028 - 7/27/2028	$(409,417)	$(17,476)	$(3,208)	$(20,684)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Banks
Canadian Imperial Bank of Commerce	937	85,514	2,035	0.0	(e)

Construction & Engineering
Star Group, Inc. (The) *	1,441	49,361	(4,865)	(0.0	)(e)

Food & Staples Retailing
Empire Co. Ltd.	4,075	84,015	999	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Insurance
Power Corp. of Canada	3,695	84,049	(420)	(0.0	)(e)

Leisure Products
BRP, Inc.	1,081	50,425	(3,590)	(0.0	)(e)

Metals & Mining
Hudbay Minerals, Inc.	15,012	78,127	(4,655)	(0.0	)(e)

Oil, Gas & Consumable Fuels
Imperial Oil Ltd.	2,571	88,048	3,549	0.0	(e)
Suncor Energy, Inc.	2,026	85,317	160	0.0	(e)

	4,597	173,365	3,709	0.0	(e)

Real Estate Management & Development
First Capital Realty, Inc.	5,444	84,871	1,514	0.0	(e)

Total Long Positions of Total Return Basket Swaps	36,282	689,727	(5,273)	0.0	(e)

Short Positions
Common Stocks
Construction & Engineering
SNC-Lavalin Group, Inc.	(1,723)	(76,305)	(1,903)	(0.0	)(e)

Food Products
Saputo, Inc.	(2,171)	(72,381)	(192)	(0.0	)(e)

Gas Utilities
AltaGas Ltd.	(3,554)	(72,318)	1,600	0.0	(e)

Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp.	(7,535)	(74,026)	735	0.0	(e)

Media
Cineplex, Inc.	(2,171)	(48,766)	(837)	(0.0	)(e)

Metals & Mining
Kinross Gold Corp. *	(20,335)	(73,471)	1,687	0.0	(e)
Yamana Gold, Inc.	(26,413)	(84,263)	(10,186)	(0.1)

	(46,748)	(157,734)	(8,499)	(0.1)

Multi-Utilities
Canadian Utilities Ltd.	(2,934)	(73,189)	934	0.0	(e)

Oil, Gas & Consumable Fuels
ARC Resources Ltd.	(6,450)	(76,606)	(396)	(0.0	)(e)
Enbridge, Inc.	(2,134)	(75,790)	(606)	(0.0	)(e)
Encana Corp.	(5,779)	(79,742)	(4,086)	(0.0	)(e)
PrairieSky Royalty Ltd.	(3,776)	(71,639)	(2,010)	(0.0	)(e)
Seven Generations Energy Ltd. *	(6,407)	(73,189)	1,512	0.0	(e)
TransCanada Corp.	(1,666)	(74,934)	(393)	(0.0	)(e)
Whitecap Resources, Inc.	(10,983)	(72,525)	1,938	0.0	(e)

	(37,195)	(524,425)	(4,041)	(0.0	)(e)

Total Short Positions of Total Return Basket Swaps	(104,031)	(1,099,144)	(12,203)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(67,749)	(409,417)	(17,476)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (3.59)% to (0.20)%), which is denominated in USD based on the local currencies of the positions within the swaps.	5/24/2028 - 7/26/2028	$(5,961,425)	$(18,607)	$(30,098)	$(48,705)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Aerospace & Defense
Cubic Corp.	(1,068)	(72,731)	522	0.0	(e)
Mercury Systems, Inc. *	(1,847)	(77,075)	(4,661)	(0.0	)(e)
Triumph Group, Inc.	(4,038)	(84,192)	(4,038)	(0.0	)(e)

	(6,953)	(233,998)	(8,177)	(0.0	)(e)

Air Freight & Logistics
United Parcel Service, Inc.	(651)	(78,048)	(4,951)	(0.0	)(e)

Auto Components
Cooper Tire & Rubber Co.	(1,865)	(53,246)	(5,529)	(0.0	)(e)
Visteon Corp. *	(374)	(43,788)	3,082	0.0	(e)

	(2,239)	(97,034)	(2,447)	(0.0	)(e)

Banks
First Republic Bank	(1,053)	(104,100)	452	0.0	(e)

Beverages
Brown-Forman Corp.	(1,400)	(74,508)	(485)	(0.0	)(e)
National Beverage Corp. *	(680)	(71,747)	1,180	0.0	(e)

	(2,080)	(146,255)	695	0.0	(e)

Capital Markets
Cboe Global Markets, Inc.	(708)	(68,768)	4,085	0.0	(e)
Donnelley Financial Solutions, Inc. *	(3,547)	(73,778)	(8,619)	(0.0	)(e)
MarketAxess Holdings, Inc.	(352)	(68,207)	5,524	0.0	(e)

	(4,607)	(210,753)	990	0.0	(e)

Chemicals
Albemarle Corp.	(805)	(75,831)	(2,719)	(0.0	)(e)
International Flavors & Fragrances, Inc.	(579)	(76,868)	(2,528)	(0.0	)(e)

	(1,384)	(152,699)	(5,247)	(0.0	)(e)

Commercial Services & Supplies
ABM Industries, Inc.	(2,468)	(77,002)	(3,367)	(0.0	)(e)

Communications Equipment
Acacia Communications, Inc. *	(2,265)	(72,797)	767	0.0	(e)
ADTRAN, Inc.	(4,438)	(72,117)	(3,994)	(0.0	)(e)
Infinera Corp. *	(3,137)	(26,100)	5,803	0.0	(e)

	(9,840)	(171,014)	2,576	0.0	(e)

Construction Materials
Summit Materials, Inc. *	(2,887)	(72,464)	553	0.0	(e)

Consumer Finance
PRA Group, Inc. *	(1,689)	(66,209)	5,550	0.0	(e)

Distributors
Core-Mark Holding Co., Inc.	(946)	(22,874)	(179)	(0.0	)(e)

Diversified Telecommunication Services
Cincinnati Bell, Inc. *	(5,652)	(75,454)	348	0.0	(e)
Zayo Group Holdings, Inc. *	(1,983)	(73,550)	(180)	(0.0	)(e)

	(7,635)	(149,004)	168	0.0	(e)

Electronic Equipment, Instruments & Components
Cognex Corp.	(1,875)	(98,962)	(8,400)	(0.0	)(e)
Fitbit, Inc. *	(12,276)	(72,797)	695	0.0	(e)

	(14,151)	(171,759)	(7,705)	(0.0	)(e)

Energy Equipment & Services
Ensco plc	(10,860)	(80,690)	4,996	0.0	(e)
Keane Group, Inc. *	(6,077)	(85,746)	(12,859)	(0.1)
Patterson-UTI Energy, Inc.	(4,639)	(79,791)	(4,807)	(0.0	)(e)

	(21,576)	(246,227)	(12,670)	(0.1)

Food Products
Kraft Heinz Co. (The)	(1,236)	(74,469)	4,635	0.0	(e)

Gas Utilities
Southwest Gas Holdings, Inc.	(946)	(73,977)	60	0.0	(e)
Spire, Inc.	(1,029)	(73,677)	640	0.0	(e)

	(1,975)	(147,654)	700	0.0	(e)

Health Care Equipment & Supplies
Hologic, Inc. *	(1,783)	(76,509)	(2,275)	(0.0	)(e)
iRhythm Technologies, Inc. *	(881)	(66,560)	4,371	0.0	(e)
Nevro Corp. *	(267)	(15,021)	2,078	0.0	(e)
Penumbra, Inc. *	(517)	(73,543)	(1,788)	(0.0	)(e)

	(3,448)	(231,633)	2,386	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Health Care Technology
Evolent Health, Inc. *	(3,192)	(64,478)	7,820	0.0	(e)
Medidata Solutions, Inc. *	(912)	(67,771)	1,281	0.0	(e)
Omnicell, Inc. *	(1,351)	(80,384)	(8,959)	(0.0	)(e)
Teladoc, Inc. *	(1,089)	(65,177)	4,122	0.0	(e)

	(6,544)	(277,810)	4,264	0.0	(e)

Hotels, Restaurants & Leisure
Eldorado Resorts, Inc. *	(1,069)	(45,806)	688	0.0	(e)
Golden Entertainment, Inc. *	(1,408)	(43,831)	2,665	0.0	(e)
Shake Shack, Inc. *	(702)	(43,756)	1,997	0.0	(e)

	(3,179)	(133,393)	5,350	0.0	(e)

Household Durables
Installed Building Products, Inc. *	(833)	(45,482)	(310)	(0.0	)(e)
Mohawk Industries, Inc. *	(221)	(41,627)	6,787	0.0	(e)

	(1,054)	(87,109)	6,477	0.0	(e)

Household Products
Spectrum Brands Holdings, Inc. *	(964)	(84,225)	(10,030)	(0.0	)(e)

Insurance
Alleghany Corp.	(120)	(75,513)	(2,005)	(0.0	)(e)
Arch Capital Group Ltd. *	(2,548)	(77,867)	(3,928)	(0.0	)(e)
Markel Corp. *	(65)	(76,050)	(2,165)	(0.0	)(e)
ProAssurance Corp.	(1,871)	(77,272)	(2,866)	(0.0	)(e)

	(4,604)	(306,702)	(10,964)	(0.0	)(e)

Internet Software & Services
Cloudera, Inc. *	(5,525)	(73,980)	7,735	0.1
Hortonworks, Inc. *	(3,780)	(65,848)	7,167	0.0	(e)
TrueCar, Inc. *	(6,471)	(71,957)	1,548	0.0	(e)
Twilio, Inc. *	(1,150)	(66,573)	4,849	0.0	(e)
Wix.com Ltd. *	(313)	(29,735)	2,848	0.0	(e)

	(17,239)	(308,093)	24,147	0.1

IT Services
InterXion Holding NV *	(1,123)	(72,860)	(138)	(0.0	)(e)

Machinery
Albany International Corp.	(1,153)	(76,271)	(1,625)	(0.0	)(e)
CIRCOR International, Inc.	(1,850)	(82,047)	(8,232)	(0.0	)(e)
Evoqua Water Technologies Corp. *	(3,484)	(74,349)	473	0.0	(e)
John Bean Technologies Corp.	(781)	(86,379)	(12,866)	(0.1)
Mueller Water Products, Inc.	(6,062)	(74,866)	(1,365)	(0.0	)(e)
REV Group, Inc.	(4,537)	(77,900)	(6,177)	(0.0	)(e)

	(17,867)	(471,812)	(29,792)	(0.1)

Media
Altice USA, Inc.	(2,835)	(48,563)	4,904	0.0	(e)
Cable One, Inc.	(65)	(47,051)	(206)	(0.0	)(e)
Charter Communications, Inc. *	(167)	(50,865)	(3,644)	(0.0	)(e)
Liberty Global plc *	(1,696)	(47,878)	1,798	0.0	(e)
Liberty Latin America Ltd. *	(2,507)	(47,834)	(1,170)	(0.0	)(e)

	(7,270)	(242,191)	1,682	0.0	(e)

Metals & Mining
Constellium NV *	(5,663)	(74,185)	(4,643)	(0.0	)(e)
Royal Gold, Inc.	(814)	(68,873)	4,771	0.0	(e)

	(6,477)	(143,058)	128	0.0	(e)

Oil, Gas & Consumable Fuels
Matador Resources Co. *	(2,284)	(76,514)	(2,696)	(0.0	)(e)
Ring Energy, Inc. *	(5,641)	(69,723)	2,575	0.0	(e)
SemGroup Corp.	(2,986)	(75,098)	(2,348)	(0.0	)(e)

	(10,911)	(221,335)	(2,469)	(0.0	)(e)

Pharmaceuticals
Intra-Cellular Therapies, Inc. *	(3,378)	(67,796)	5,928	0.0	(e)
Nektar Therapeutics *	(406)	(21,356)	(2,225)	(0.0	)(e)
Revance Therapeutics, Inc. *	(2,476)	(71,185)	743	0.0	(e)
Theravance Biopharma, Inc. *	(2,851)	(68,281)	9,095	0.0	(e)
WaVe Life Sciences Ltd. *	(1,892)	(76,437)	(2,239)	(0.0	)(e)

	(11,003)	(305,055)	11,302	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Real Estate Management & Development
Kennedy-Wilson Holdings, Inc.	(3,507)	(73,296)	214	0.0	(e)

Road & Rail
Heartland Express, Inc.	(3,424)	(65,707)	1,380	0.0	(e)
Hertz Global Holdings, Inc. *	(1,441)	(21,946)	316	0.0	(e)

	(4,865)	(87,653)	1,696	0.0	(e)

Semiconductors & Semiconductor Equipment
Inphi Corp. *	(627)	(19,713)	1,837	0.0	(e)
MaxLinear, Inc. *	(1,754)	(30,362)	(334)	(0.0	)(e)
Veeco Instruments, Inc. *	(1,108)	(16,232)	1,330	0.0	(e)

	(3,489)	(66,307)	2,833	0.0	(e)

Software
Autodesk, Inc. *	(179)	(22,991)	1,061	0.0	(e)
FireEye, Inc. *	(5,021)	(77,976)	6,176	0.0	(e)
PROS Holdings, Inc. *	(446)	(16,564)	536	0.0	(e)

	(5,646)	(117,531)	7,773	0.0	(e)

Specialty Retail
L Brands, Inc.	(1,523)	(48,233)	(570)	(0.0	)(e)
Murphy USA, Inc. *	(604)	(47,861)	(277)	(0.0	)(e)
National Vision Holdings, Inc. *	(1,031)	(41,920)	(1,008)	(0.0	)(e)
Ulta Beauty, Inc. *	(189)	(46,190)	840	0.0	(e)

	(3,347)	(184,204)	(1,015)	(0.0	)(e)

Technology Hardware, Storage & Peripherals
Cray, Inc. *	(2,881)	(71,881)	2,832	0.0	(e)

Thrifts & Mortgage Finance
Kearny Financial Corp.	(5,260)	(75,481)	(3,768)	(0.0	)(e)

Tobacco
Philip Morris International, Inc.	(331)	(28,565)	(1,201)	(0.0	)(e)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(1,634)	(74,200)	(994)	(0.0	)(e)

Water Utilities
Aqua America, Inc.	(2,043)	(75,468)	(896)	(0.0	)(e)

Total Short Positions of Total Return Basket Swaps	$(208,056)	(5,961,425)	(18,607)	(0.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day LIBOR and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.50) % to 0.30%), which is denominated in CHF based on the local currencies of the positions within the swaps.	5/26/2028 - 7/27/2028	$74,957	$(1,206)	$(2,510)	$(3,716)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Food Products
Barry Callebaut AG (Registered)	47	80,073	(4,926)	(0.0	)(e)

Insurance
Zurich Insurance Group AG *	275	84,329	799	0.0	(e)

Machinery
Georg Fischer AG (Registered)	64	82,576	460	0.0	(e)

Pharmaceuticals
Roche Holding AG	347	85,976	2,423	0.0	(e)

Real Estate Management & Development
PSP Swiss Property AG (Registered)	890	83,785	632	0.0	(e)

Total Long Positions of Total Return Basket Swaps	1,623	416,739	(612)	0.0	(e)

Short Positions
Common Stocks
Chemicals
Clariant AG (Registered) *	(3,067)	(73,336)	(1,423)	(0.0	)(e)
EMS-Chemie Holding AG (Registered)	(115)	(73,757)	(2,303)	(0.0	)(e)

	(3,182)	(147,093)	(3,726)	(0.0	)(e)

Marine
Kuehne + Nagel International AG (Registered)	(475)	(75,810)	(2,578)	(0.0	)(e)

Professional Services
DKSH Holding AG	(1,017)	(74,348)	(2,075)	(0.0	)(e)

Semiconductors & Semiconductor Equipment
ams AG *	(324)	(23,310)	(256)	(0.0	)(e)
Meyer Burger Technology AG *	(30,119)	(21,221)	8,041	0.0	(e)

	(30,443)	(44,531)	7,785	0.0	(e)

Total Short Positions of Total Return Basket Swaps	(35,117)	(341,782)	(594)	0.0	(e)

Total of Long and Short Positions of Total Return Basket Swaps	(33,494)	74,957	(1,206)	0.0	(e)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA and one month EURIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.50)% to 0.30%), which is denominated in EUR based on the local currencies of the positions within the swaps.	5/25/2028 - 7/27/2028	$110,122	$(29,025)	$(7,871)	$(36,896)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
CIE Automotive SA	1,685	51,793	(1,867)	(0.0	)(e)
Cie Generale des Etablissements Michelin SCA	419	53,807	591	0.0	(e)
Cie Plastic Omnium SA	1,302	54,492	(2,990)	(0.0	)(e)

	3,406	160,092	(4,266)	(0.0	)(e)

Capital Markets
AURELIUS Equity Opportunities SE & Co. KGaA	1,599	98,752	1,879	0.0	(e)

Chemicals
Arkema SA	679	85,026	1,929	0.0	(e)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	1,891	82,877	2,044	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Diversified Telecommunication Services
Orange SA	5,013	85,430	3,109	0.0	(e)

Electric Utilities
Terna Rete Elettrica Nazionale SpA	15,293	85,666	2,247	0.0	(e)

Electrical Equipment
Schneider Electric SE	1,198	96,159	(3,045)	(0.0	)(e)
Signify NV (f)	814	22,540	1,331	0.0	(e)

	2,012	118,699	(1,714)	(0.0	)(e)

Food & Staples Retailing
Koninklijke Ahold Delhaize NV	3,298	83,870	2,231	0.0	(e)

Gas Utilities
Italgas SpA	14,731	84,732	3,312	0.0	(e)

Independent Power and Renewable Electricity Producers
ERG SpA	3,688	82,891	(823)	(0.0	)(e)
Uniper SE	2,681	83,711	1,436	0.0	(e)

	6,369	166,602	613	0.0	(e)

Industrial Conglomerates
Rheinmetall AG	699	84,475	2,591	0.0	(e)

Insurance
Aegon NV	16,125	106,297	8,354	0.1
NN Group NV	1,915	84,599	1,036	0.0	(e)
Poste Italiane SpA (f)	9,162	85,238	4,237	0.0	(e)

	27,202	276,134	13,627	0.1

Machinery
Aalberts Industries NV	1,735	78,620	(3,841)	(0.0	)(e)

Metals & Mining
Eramet	767	75,887	(27,707)	(0.1)

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	4,194	86,137	1,463	0.0	(e)
Saras SpA	36,514	87,423	3,967	0.0	(e)

	40,708	173,560	5,430	0.0	(e)

Pharmaceuticals
UCB SA	995	85,545	6,005	0.0	(e)

Real Estate Management & Development
Nexity SA	1,307	80,423	(3,460)	(0.0	)(e)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	1,834	39,650	(7,723)	(0.0	)(e)
Siltronic AG	111	19,360	3,212	0.0	(e)

	1,945	59,010	(4,511)	(0.0	)(e)

Textiles, Apparel & Luxury Goods
Christian Dior SE	125	53,183	523	0.0	(e)

Thrifts & Mortgage Finance
Aareal Bank AG	1,802	82,812	(330)	(0.0	)(e)

Total Long Positions of Total Return Basket Swaps	131,576	2,101,395	(289)	0.0	(e)

Short Positions
Common Stocks
Air Freight & Logistics
bpost SA	(4,723)	(74,455)	(3,868)	(0.0	)(e)

Auto Components
Gestamp Automocion SA (f)	(6,378)	(48,068)	(321)	(0.0	)(e)
Nokian Renkaat OYJ	(1,144)	(49,613)	(1,752)	(0.0	)(e)

	(7,522)	(97,681)	(2,073)	(0.0	)(e)

Capital Markets
Banca Generali SpA	(2,844)	(76,555)	(2,378)	(0.0	)(e)

Commercial Services & Supplies
Elis SA	(3,390)	(77,816)	(1,012)	(0.0	)(e)

Diversified Financial Services
Wendel SA	(507)	(73,836)	(1,152)	(0.0	)(e)

Diversified Telecommunication Services
Cellnex Telecom SA (f)	(2,782)	(73,930)	(1,230)	(0.0	)(e)
Iliad SA	(127)	(20,078)	1,379	0.0	(e)

	(2,909)	(94,008)	149	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Electrical Equipment
Nexans SA	(499)	(16,690)	1,076	0.0	(e)
Siemens Gamesa Renewable Energy SA *	(5,232)	(73,803)	(3,830)	(0.0	)(e)

	(5,731)	(90,493)	(2,754)	(0.0	)(e)

Energy Equipment & Services
CGG SA *	(29,046)	(79,234)	(4,101)	(0.0	)(e)

Health Care Providers & Services
Fresenius SE & Co. KGaA	(907)	(69,919)	2,202	0.0	(e)
Orpea	(521)	(71,547)	1,891	0.0	(e)

	(1,428)	(141,466)	4,093	0.0	(e)

Internet Software & Services
Delivery Hero AG *(f)	(1,240)	(70,422)	2,864	0.0	(e)

IT Services
Bechtle AG	(813)	(73,000)	(6,686)	(0.1)
Indra Sistemas SA *	(6,881)	(83,482)	(1,890)	(0.0	)(e)

	(7,694)	(156,482)	(8,576)	(0.1)

Life Sciences Tools & Services
MorphoSys AG *	(515)	(67,740)	5,960	0.0	(e)

Machinery
Duerr AG	(1,691)	(74,237)	(2,878)	(0.0	)(e)
GEA Group AG	(624)	(24,389)	(4,009)	(0.0	)(e)

	(2,315)	(98,626)	(6,887)	(0.0	)(e)

Media
Altice NV *	(11,408)	(38,016)	5,149	0.0	(e)
Technicolor SA (Registered) *	(37,475)	(52,459)	(6,153)	(0.0	)(e)
Telenet Group Holding NV *	(293)	(14,109)	399	0.0	(e)

	(49,176)	(104,584)	(605)	(0.0	)(e)

Metals & Mining
AMG Advanced Metallurgical Group NV	(1,262)	(74,510)	(1,273)	(0.0	)(e)
Bekaert SA	(2,849)	(80,026)	(4,989)	(0.0	)(e)

	(4,111)	(154,536)	(6,262)	(0.0	)(e)

Multi-Utilities
E.ON SE	(6,585)	(74,293)	521	0.0	(e)
RWE AG	(2,860)	(75,059)	(2,353)	(0.0	)(e)
Suez	(5,351)	(75,695)	(5,552)	(0.0	)(e)

	(14,796)	(225,047)	(7,384)	(0.0	)(e)

Professional Services
Bureau Veritas SA	(2,739)	(70,462)	2,629	0.0	(e)

Semiconductors & Semiconductor Equipment
SOITEC *	(850)	(72,632)	(570)	(0.0	)(e)

Specialty Retail
Industria de Diseno Textil SA	(1,411)	(46,239)	967	0.0	(e)

Textiles, Apparel & Luxury Goods
OVS SpA *(f)	(14,439)	(47,202)	423	0.0	(e)

Transportation Infrastructure
Aeroports de Paris	(321)	(71,757)	1,801	0.0	(e)

Total Short Positions of Total Return Basket Swaps	(157,707)	(1,991,273)	(28,736)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	(26,131)	110,122	(29,025)	(0.1)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day BOJ and one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (3.50) % to 0.60%), which is denominated in JPY based on the local currencies of the positions within the swaps.	5/26/2028 - 7/28/2028	$640,566	$(8,177)	$(421)	$(8,598)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Auto Components
Keihin Corp. *	2,700	55,745	3,285	0.0	(e)

Chemicals
Asahi Kasei Corp.	6,300	84,212	1,601	0.0	(e)
KH Neochem Co. Ltd. *	2,700	87,082	6,307	0.0	(e)
Sumitomo Chemical Co. Ltd.	15,000	86,381	2,656	0.0	(e)
Tokuyama Corp.	2,600	82,246	537	0.0	(e)

	26,600	339,921	11,101	0.0	(e)

Construction & Engineering
Kyowa Exeo Corp.	3,700	100,261	4,159	0.0	(e)

Distributors
Canon Marketing Japan, Inc.	2,700	56,654	2,228	0.0	(e)

Diversified Financial Services
ORIX Corp.	4,900	79,368	(2,831)	(0.0	)(e)

Electric Utilities
Chubu Electric Power Co., Inc.	5,300	81,799	2,299	0.0	(e)
Kansai Electric Power Co., Inc. (The)	5,600	79,719	(3,742)	(0.0	)(e)

	10,900	161,518	(1,443)	(0.0	)(e)

Electronic Equipment, Instruments & Components
Maruwa Co. Ltd.	1,000	77,063	(6,076)	(0.0	)(e)

Food Products
Fuji Oil Holdings, Inc.	2,500	82,308	(2,725)	(0.0	)(e)

Health Care Providers & Services
Alfresa Holdings Corp.	3,500	83,793	(752)	(0.0	)(e)
Medipal Holdings Corp.	4,600	93,534	2,380	0.0	(e)
Suzuken Co. Ltd.	1,900	83,202	4,425	0.0	(e)

	10,000	260,529	6,053	0.0	(e)

Hotels, Restaurants & Leisure
Round One Corp. *	3,600	53,604	(650)	(0.0	)(e)

Household Durables
Nikon Corp.	3,200	54,019	2,948	0.0	(e)
Sony Corp.	1,000	53,747	1,175	0.0	(e)

	4,200	107,766	4,123	0.0	(e)

Internet Software & Services
Mixi, Inc.	700	18,434	962	0.0	(e)

IT Services
NET One Systems Co. Ltd. *	4,800	104,766	19,387	0.1
Nihon Unisys Ltd. *	3,300	76,173	(6,034)	(0.0	)(e)

	8,100	180,939	13,353	0.1

Machinery
DMG Mori Co. Ltd.	5,700	87,522	3,348	0.0	(e)
Hitachi Construction Machinery Co. Ltd.	2,400	77,189	(6,055)	(0.0	)(e)
Japan Steel Works Ltd. (The) *	3,300	81,360	(4,826)	(0.0	)(e)
OKUMA Corp.	1,500	84,700	1,779	0.0	(e)
Takeuchi Manufacturing Co. Ltd. *	3,500	81,996	(685)	(0.0	)(e)

	16,400	412,767	(6,439)	(0.0	)(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels
Cosmo Energy Holdings Co. Ltd.	2,300	81,171	(3,178)	(0.0	)(e)

Personal Products
YA-MAN Ltd. *	5,200	82,774	279	0.0	(e)

Pharmaceuticals
Kaken Pharmaceutical Co. Ltd.	1,600	83,010	656	0.0	(e)
Sumitomo Dainippon Pharma Co. Ltd.	3,800	73,745	(10,879)	(0.0	)(e)
Taisho Pharmaceutical Holdings Co. Ltd.	700	79,296	(908)	(0.0	)(e)

	6,100	236,051	(11,131)	(0.0	)(e)

Real Estate Management & Development
Nomura Real Estate Holdings, Inc.	3,800	82,946	(908)	(0.0	)(e)

Road & Rail
Central Japan Railway Co.	400	83,311	5,206	0.0	(e)
Seino Holdings Co. Ltd.	5,300	92,567	2,396	0.0	(e)

	5,700	175,878	7,602	0.0	(e)

Semiconductors & Semiconductor Equipment
Ulvac, Inc.	500	19,714	372	0.0	(e)

Software
Capcom Co. Ltd.	3,400	88,174	11,953	0.0	(e)
GungHo Online Entertainment, Inc. *	12,500	26,687	(2,853)	(0.0	)(e)

	15,900	114,861	9,100	0.0	(e)

Specialty Retail
Shimachu Co. Ltd. *	1,600	50,847	2,084	0.0	(e)

Trading Companies & Distributors
Kanamoto Co. Ltd.	3,100	96,661	(2,004)	(0.0	)(e)
Mitsubishi Corp.	3,000	83,859	724	0.0	(e)
Mitsui & Co. Ltd.	4,900	82,124	(1,075)	(0.0	)(e)
Sojitz Corp.	22,900	83,143	263	0.0	(e)

	33,900	345,787	(2,092)	(0.0	)(e)

Wireless Telecommunication Services
KDDI Corp.	3,000	83,511	(198)	(0.0	)(e)

Total Long Positions of Total Return Basket Swaps	176,000	3,260,417	27,030	0.1

Short Positions
Common Stocks
Auto Components
Toyo Tire & Rubber Co. Ltd.	(3,300)	(52,177)	(3,807)	(0.0	)(e)

Banks
Seven Bank Ltd.	(24,500)	(74,162)	(1,302)	(0.0	)(e)
Shinsei Bank Ltd.	(4,600)	(72,450)	1,195	0.0	(e)

	(29,100)	(146,612)	(107)	(0.0	)(e)

Chemicals
Air Water, Inc.	(4,000)	(73,121)	476	0.0	(e)
Hitachi Chemical Co. Ltd.	(3,900)	(77,233)	(3,924)	(0.0	)(e)
Nippon Paint Holdings Co. Ltd.	(1,700)	(74,294)	(5,631)	(0.0	)(e)
Tokyo Ohka Kogyo Co. Ltd.	(2,100)	(76,211)	2,469	0.0	(e)
Toyobo Co. Ltd.	(4,400)	(74,479)	(1,750)	(0.0	)(e)

	(16,100)	(375,338)	(8,360)	(0.0	)(e)

Commercial Services & Supplies
Toppan Printing Co. Ltd.	(10,000)	(76,943)	(1,175)	(0.0	)(e)

Containers & Packaging
FP Corp.	(1,300)	(71,564)	1,436	0.0	(e)

Electrical Equipment
Mabuchi Motor Co. Ltd.	(1,500)	(73,906)	(2,950)	(0.0	)(e)

Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(1,300)	(37,503)	(2,645)	(0.0	)(e)
Murata Manufacturing Co. Ltd.	(100)	(17,498)	358	0.0	(e)

	(1,400)	(55,001)	(2,287)	(0.0	)(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions — continued
Common Stocks — continued
Food & Staples Retailing
Cosmos Pharmaceutical Corp.	(300)	(66,139)	666	0.0	(e)
Kusuri no Aoki Holdings Co. Ltd.	(1,000)	(73,405)	1,490	0.0	(e)

	(1,300)	(139,544)	2,156	0.0	(e)

Food Products
Calbee, Inc.	(2,100)	(69,662)	4,398	0.0	(e)
Ezaki Glico Co. Ltd.	(1,600)	(74,105)	(1,251)	(0.0	)(e)
Kewpie Corp.	(2,900)	(72,123)	3,638	0.0	(e)

	(6,600)	(215,890)	6,785	0.0	(e)

Hotels, Restaurants & Leisure
Toridoll Holdings Corp. *	(2,200)	(48,900)	(1,084)	(0.0	)(e)

Industrial Conglomerates
Seibu Holdings, Inc.	(4,500)	(75,939)	(1,716)	(0.0	)(e)

Insurance
T&D Holdings, Inc.	(4,900)	(73,216)	716	0.0	(e)

Internet Software & Services
Yahoo Japan Corp.	(5,200)	(19,784)	(1,153)	(0.0	)(e)

Leisure Products
Bandai Namco Holdings, Inc.	(1,200)	(48,010)	505	0.0	(e)

Machinery
Kawasaki Heavy Industries Ltd.	(2,500)	(73,508)	(106)	(0.0	)(e)
Mitsui E&S Holdings Co. Ltd. *	(5,400)	(77,365)	(4,357)	(0.0	)(e)
NGK Insulators Ltd.	(4,200)	(73,758)	(724)	(0.0	)(e)

	(12,100)	(224,631)	(5,187)	(0.0	)(e)

Metals & Mining
Hitachi Metals Ltd.	(7,200)	(78,028)	(4,060)	(0.1)
Mitsubishi Materials Corp.	(2,700)	(76,782)	(3,290)	(0.0	)(e)
UACJ Corp.	(3,500)	(75,835)	(2,236)	(0.0	)(e)

	(13,400)	(230,645)	(9,586)	(0.1)

Multiline Retail
Takashimaya Co. Ltd.	(6,000)	(50,250)	(1,678)	(0.0	)(e)

Paper & Forest Products
Nippon Paper Industries Co. Ltd.	(4,700)	(77,003)	(2,422)	(0.0	)(e)

Pharmaceuticals
Nippon Shinyaku Co. Ltd.	(1,300)	(73,997)	(2,867)	(0.0	)(e)
Ono Pharmaceutical Co. Ltd.	(3,100)	(73,251)	(781)	(0.0	)(e)

	(4,400)	(147,248)	(3,648)	(0.0	)(e)

Road & Rail
Keikyu Corp.	(4,600)	(75,315)	(3,036)	(0.0	)(e)

Semiconductors & Semiconductor Equipment
Renesas Electronics Corp. *	(3,700)	(33,063)	2,291	0.0	(e)

Software
LINE Corp. *	(1,000)	(43,687)	1,678	0.0	(e)

Specialty Retail
Nitori Holdings Co. Ltd.	(300)	(45,212)	224	0.0	(e)

Technology Hardware, Storage & Peripherals
Seiko Epson Corp.	(4,200)	(75,821)	(2,924)	(0.0	)(e)

Trading Companies & Distributors
MISUMI Group, Inc.	(2,700)	(68,982)	4,748	0.0	(e)

Wireless Telecommunication Services
SoftBank Group Corp.	(900)	(75,170)	(4,626)	(0.0	)(e)

Total Short Positions of Total Return Basket Swaps	(146,600)	(2,619,851)	(35,207)	(0.1)

Total of Long and Short Positions of Total Return Basket Swaps	29,400	640,566	(8,177)	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Goldman Sachs	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day OIS-RBA and one month BBR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.30)% to 0.30%), which is denominated in AUD based on the local currencies of the positions within the swaps.	5/25/2028 - 7/27/2028	$214,974	$(2,382)	$(293)	$(2,675)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Airlines
Qantas Airways Ltd.	16,646	83,199	101	0.0	(e)

Food & Staples Retailing
Metcash Ltd.	7,487	14,637	507	0.0	(e)

Hotels, Restaurants & Leisure
Flight Centre Travel Group Ltd.	1,090	55,122	1,027	0.0	(e)

IT Services
Computershare Ltd.	6,215	84,125	1,202	0.0	(e)

Metals & Mining
Alumina Ltd.	40,384	85,118	(201)	(0.0	)(e)

Oil, Gas & Consumable Fuels
Origin Energy Ltd. *	13,988	101,493	(3,299)	(0.0	)(e)
Woodside Petroleum Ltd.	3,227	86,495	3,121	0.0	(e)

	17,215	187,988	(178)	(0.0	)(e)

Total Long Positions of Total Return Basket Swaps	89,037	510,189	2,458	0.0	(e)

Short Positions
Common Stocks
Chemicals
Orica Ltd.	(5,584)	(72,944)	1,039	0.0	(e)

Construction Materials
Boral Ltd.	(14,845)	(73,364)	(127)	(0.0	)(e)

Containers & Packaging
Amcor Ltd.	(6,754)	(75,608)	(4,994)	(0.0	)(e)

Diversified Financial Services
Challenger Ltd.	(7,924)	(73,299)	(758)	(0.0	)(e)

Total Short Positions of Total Return Basket Swaps	(35,107)	(295,215)	(4,840)	0.0	(e)

Total of Long and Short Positions of Total Return Basket Swaps	53,930	214,974	(2,382)	0.0	(e)

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
1 day CHF LIBOR	(0.78)%
1 month CHF LIBOR	(0.78)%
BA	1.82%
BBR	1.88%
BOJ	(0.10)%
CORRA	1.55%
EONIA	(0.36)%
EURIBOR	(0.37)%
FEDEF	1.91%
GBP LIBOR	0.68%
JPY LIBOR	(0.07)%
OIS-RBA	1.50%
SONIA	0.45%
USD LIBOR	2.08%

Summary of total OTC swap contracts outstanding as of July 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets

Total OTC Total return basket swaps contracts outstanding	—	455,717

Liabilities

Total OTC Total return basket swaps contracts outstanding	—	(165,921)

Abbreviations
AUD	Australian Dollar
BA	Banker’s Acceptance Rate
BBR	Bank Base Rate
BOJ	Bank of Japan
CAD	Canadian Dollar
CHF	Swiss Franc
CORRA	Canadian Overnight Repo Rate Average
EONIA	Euro Over Night Index Average
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FEDEF	US Federal Fund Effective Rate (Continuous Series)
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OIS-RBA	Overnight Indexed Swap-Reserve Bank of Australia
SEK	Swedish Krona
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2018.
(d)	The rate shown is the effective yield as of July 31, 2018.
(e)	Amounts rounds to less than 0.05%.

JPMorgan Long/Short ETF

ADDITIONAL INFORMATION-TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2018 (Unaudited) (continued)

(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.
(1)	Notional value represents market value, as of July 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

JPMorgan Long/Short ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Other Common Stocks	$13,867,439	$—	$—	$13,867,439
Debt Securities
Foreign Government Securities	—	234,798	—	234,798
Short-Term Investments
Investment Companies	6,688,256	—	—	6,688,256
Other U.S. Treasury Obligations	—	1,954,151	—	1,954,151

Total Investments in Securities	$20,555,695	$2,188,949	$—	$22,744,644

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$321	$—	$321
Futures Contracts	3,816	31,829	—	35,645
Swaps	—	361,854	—	361,854

Total Appreciation in Other Financial Instruments	$3,816	$394,004	$—	$397,820

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,510)	$—	$(2,510)
Futures Contracts	—	(4,739)	—	(4,739)
Swaps	—	(129,996)	—	(129,996)

Total Depreciation in Other Financial Instruments	$—	$(137,245)	$—	$(137,245)

JPMorgan Long/Short ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity or to minimize transaction costs associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Long/Short ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(3). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, credit risks and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Managed Futures Strategy ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Investments	Shares	Value($)
SHORT-TERM INVESTMENTS — 89.4%
INVESTMENT COMPANIES — 89.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.77% (a)(b) (Cost $46,112,505)	46,112,505	46,112,505

Total Investments — 89.4% (Cost $46,112,505)		46,112,505
Other Assets Less Liabilities — 10.6%		5,480,045

Net Assets — 100.0%		51,592,550

Percentages indicated are based on net assets.

JPMorgan Managed Futures Strategy ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of July 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	24	08/2018	EUR	1,543,915	24,561
Feeder Cattle	3	08/2018	USD	223,987	(7,834)
Hang Seng Index	1	08/2018	HKD	181,466	(3,566)
LME Aluminum Base Metal	24	08/2018	USD	1,240,350	(38,669)
LME Nickel Base Metal	5	08/2018	USD	418,590	(10,455)
LME Zinc Base Metal	24	08/2018	USD	1,581,600	(55,872)
WTI Crude Oil	9	08/2018	USD	618,840	12,016
Australia 10 Year Bond	168	09/2018	AUD	16,127,276	153,540
Canada 10 Year Bond	15	09/2018	CAD	1,554,022	(25,055)
Cocoa	10	09/2018	USD	217,000	(16,030)
EURO STOXX 50 Index	7	09/2018	EUR	288,243	6,200
Euro-Bobl	44	09/2018	EUR	6,771,519	(19,637)
Euro-Bund	18	09/2018	EUR	3,400,984	(11,112)
Euro-Buxl	13	09/2018	EUR	2,669,392	(10,077)
Euro-Schatz	208	09/2018	EUR	27,218,071	(31,608)
Feeder Cattle	12	09/2018	USD	897,450	(1,973)
FTSE 100 Index	18	09/2018	GBP	1,817,686	22,209
FTSE/MIB Index	2	09/2018	EUR	258,892	1,646
Japan 10 Year Bond	20	09/2018	JPY	26,953,450	(14,512)
LME Aluminum Base Metal	21	09/2018	USD	1,089,769	(34,256)
LME Nickel Base Metal	13	09/2018	USD	1,091,025	(67,272)
LME Zinc Base Metal	1	09/2018	USD	65,825	(7,278)
Long Gilt	2	09/2018	GBP	322,047	(2,311)
Natural Gas	21	09/2018	USD	587,580	(1,600)
S&P 500 E-Mini Index	7	09/2018	USD	985,985	18,713
SPI 200 Index	20	09/2018	AUD	2,313,107	40,304
TOPIX Index	4	09/2018	JPY	628,044	(3,033)
U.S. Treasury 10 Year Note	110	09/2018	USD	13,136,406	15,227
Wheat	8	09/2018	USD	221,500	25,801
WTI Crude Oil	23	09/2018	USD	1,555,490	(30,331)
Lean Hogs	40	10/2018	USD	811,600	(118,078)
Live Cattle	30	10/2018	USD	1,311,600	(16,238)
LME Zinc Base Metal	15	10/2018	USD	984,656	18,986
WTI Crude Oil	12	10/2018	USD	807,240	(10,942)
Cotton No. 2	69	12/2018	USD	3,090,855	70,832
Lean Hogs	41	12/2018	USD	763,420	(291)
Cotton No. 2	24	03/2019	USD	1,074,000	1,008

					(126,987)

Short Contracts
IBEX 35 Index	(5)	08/2018	EUR	(576,447)	(7,610)
LME Aluminum Base Metal	(24)	08/2018	USD	(1,240,350)	(3,450)
LME Nickel Base Metal	(5)	08/2018	USD	(418,590)	(4,620)
LME Zinc Base Metal	(24)	08/2018	USD	(1,581,600)	(36,072)
Natural Gas	(2)	08/2018	USD	(55,640)	(1,920)
Australia 3 Year Bond	(23)	09/2018	AUD	(1,901,039)	(5,053)
Canada 10 Year Bond	(4)	09/2018	CAD	(414,406)	3,387
Coffee ‘C’	(29)	09/2018	USD	(1,195,163)	110,969
Copper	(4)	09/2018	USD	(283,150)	(15,011)
Euro-Bund	(70)	09/2018	EUR	(13,226,050)	(8,254)
Japan 10 Year Bond	(8)	09/2018	JPY	(10,781,380)	(842)
LME Aluminum Base Metal	(8)	09/2018	USD	(415,150)	(11,175)
LME Nickel Base Metal	(1)	09/2018	USD	(83,925)	(4,404)
LME Zinc Base Metal	(8)	09/2018	USD	(526,600)	45,388
Long Gilt	(11)	09/2018	GBP	(1,771,260)	(11,287)

JPMorgan Managed Futures Strategy ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Silver	(13)	09/2018	USD	(1,011,335)	44,255
Soybean	(9)	09/2018	USD	(408,938)	(25,451)
Sugar No. 11	(42)	09/2018	USD	(496,272)	97,974
U.S. Treasury 10 Year Note	(26)	09/2018	USD	(3,104,969)	(292)
U.S. Treasury 2 Year Note	(111)	09/2018	USD	(23,459,156)	31,507
U.S. Treasury 5 Year Note	(57)	09/2018	USD	(6,447,234)	701
U.S. Treasury Long Bond	(8)	09/2018	USD	(1,144,250)	1,091
Lean Hogs	(28)	10/2018	USD	(568,120)	101,307
Live Cattle	(17)	10/2018	USD	(743,240)	3,530
Soybean	(14)	11/2018	USD	(643,300)	(18,479)
100 oz Gold	(11)	12/2018	USD	(1,356,960)	4,701
Coffee ‘C’	(47)	12/2018	USD	(1,993,388)	24,590
Corn	(100)	12/2018	USD	(1,932,500)	(63,457)
Live Cattle	(22)	12/2018	USD	(994,180)	12,515
Wheat	(40)	12/2018	USD	(1,146,500)	(67,205)
Sugar No. 11	(74)	02/2019	USD	(951,462)	70,528
Coffee ‘C’	(23)	03/2019	USD	(1,005,675)	3,137
Corn	(25)	03/2019	USD	(496,250)	(7,574)
Wheat	(26)	03/2019	USD	(764,075)	(6,889)
Sugar No. 11	(29)	04/2019	USD	(379,691)	13,140

					269,675

					142,688

Forward foreign currency exchange contracts outstanding as of July 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,765,536	USD	2,779,760	Merrill Lynch International	8/17/2018	18,107
CAD	5,028,954	USD	3,840,706	State Street Corp.	8/17/2018	26,249
CHF	123,350	USD	124,641	Merrill Lynch International	8/17/2018	98
HUF	68,647,357	USD	248,493	Societe Generale	8/17/2018	2,031
MXN	11,063,996	USD	576,356	Goldman Sachs International	8/17/2018	15,722
PHP	28,655,690	USD	533,725	Merrill Lynch International **	8/17/2018	6,736
PLN	855,578	USD	228,978	Societe Generale	8/17/2018	5,177
SEK	1,009,575	USD	113,895	Barclays Bank plc	8/17/2018	1,058
USD	8,209,372	CHF	8,101,530	State Street Corp.	8/17/2018	16,679
USD	7,396,899	EUR	6,282,486	State Street Corp.	8/17/2018	42,002
USD	187,005	GBP	140,726	National Australia Bank Ltd.	8/17/2018	2,176
USD	526,312	ILS	1,910,849	Credit Suisse International	8/17/2018	5,435
USD	3,678,644	JPY	406,224,141	Goldman Sachs International	8/17/2018	41,887
USD	1,325,969	SEK	11,572,330	Goldman Sachs International	8/17/2018	8,315
USD	5,380,436	SEK	46,898,461	State Street Corp.	8/17/2018	40,460
USD	523,348	THB	17,356,249	Citibank, NA	8/17/2018	1,501
USD	248,797	TRY	1,179,947	State Street Corp.	8/17/2018	10,902
USD	517,843	TWD	15,735,033	Merrill Lynch International **	8/17/2018	2,578
ZAR	6,994,622	USD	517,004	Citibank, NA	8/17/2018	13,065
IDR	3,922,912,437	USD	270,826	Merrill Lynch International **	8/20/2018	1,169
INR	35,455,597	USD	512,905	Merrill Lynch International **	8/20/2018	3,580

Total unrealized appreciation						264,927

AUD	3,979,850	USD	2,959,891	State Street Corp.	8/17/2018	(2,785)
CHF	1,471,501	USD	1,489,004	Credit Suisse International	8/17/2018	(945)

JPMorgan Managed Futures Strategy ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	222,430	USD	260,616	Goldman Sachs International	8/17/2018	(217)
EUR	3,076,964	USD	3,612,053	Standard Chartered Bank	8/17/2018	(9,856)
GBP	615,096	USD	815,902	Barclays Bank plc	8/17/2018	(8,036)
ILS	917,036	USD	252,601	Societe Generale	8/17/2018	(2,627)
JPY	119,453,516	USD	1,083,821	Citibank, NA	8/17/2018	(14,403)
NOK	17,769,909	USD	2,201,997	Goldman Sachs International	8/17/2018	(21,987)
NOK	20,526,192	USD	2,556,888	State Street Corp.	8/17/2018	(38,738)
NZD	5,382,630	USD	3,679,555	National Australia Bank Ltd.	8/17/2018	(10,830)
SEK	947,997	USD	108,262	Goldman Sachs International	8/17/2018	(321)
THB	17,356,249	USD	522,936	Standard Chartered Bank	8/17/2018	(1,090)
TRY	2,430,430	USD	506,454	Citibank, NA	8/17/2018	(16,444)
TWD	7,434,035	USD	243,736	Merrill Lynch International **	8/17/2018	(298)
USD	484,313	AUD	656,461	Standard Chartered Bank	8/17/2018	(3,450)
USD	2,746,475	CAD	3,605,290	Goldman Sachs International	8/17/2018	(25,770)
USD	115,472	CHF	115,034	State Street Corp.	8/17/2018	(856)
USD	258,744	EUR	222,430	Standard Chartered Bank	8/17/2018	(1,655)
USD	525,753	HUF	145,578,269	Citibank, NA	8/17/2018	(5,526)
USD	270,826	KRW	302,832,049	Merrill Lynch International **	8/17/2018	(567)
USD	292,149	MXN	5,716,423	National Australia Bank Ltd.	8/17/2018	(13,760)
USD	1,861,832	NZD	2,748,603	Goldman Sachs International	8/17/2018	(11,577)
USD	534,173	PHP	28,655,690	Merrill Lynch International **	8/17/2018	(6,288)
USD	510,216	PLN	1,883,460	Citibank, NA	8/17/2018	(5,250)
USD	110,224	SEK	970,014	Goldman Sachs International	8/17/2018	(224)
USD	239,172	ZAR	3,284,005	Merrill Lynch International	8/17/2018	(9,696)
USD	245,982	INR	17,012,356	Merrill Lynch International **	8/20/2018	(1,839)
JPY	58,668,118	USD	541,210	Australia & New Zealand Banking Group Ltd.	7/16/2019	(1,450)
USD	533,984	JPY	58,550,000	State Street Corp.	7/16/2019	(4,689)

Total unrealized depreciation						(221,174)

Net unrealized appreciation						43,753

Abbreviations

AUD	—	Australian Dollar
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IBEX	—	Madrid Stock Exchange
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	India Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LME	—	London Metal Exchange
MIB	—	Milan, Italian Stock Exchange
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippines Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SPI	—	Australian Securities Exchange
THB	—	Thai Baht

JPMorgan Managed Futures Strategy ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

TOPIX	—	Tokyo Stock Price Index
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2018.
**	Non-deliverable forward.

JPMorgan Managed Futures Strategy ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited)

Managed Futures Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 17, 2017 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are generally valued on the basis of available market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$46,112,505	$—	$—	$46,112,505

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$264,927	$—	$264,927
Futures Contracts	884,843	94,920	—	979,763

Total Appreciation in Other Financial Instruments	$884,843	$359,847	$—	$1,244,690

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(221,174)	$—	$(221,174)
Futures Contracts	(822,866)	(14,209)	—	(837,075)

Total Depreciation in Other Financial Instruments	$(822,866)	$(235,383)	$—	$(1,058,249)

JPMorgan Managed Futures Strategy ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Level 2 consists of Foreign Futures that is held as initial margin for futures contracts.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers among any levels during the period ended July 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) & (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, commodities and treasury futures contracts to obtain long and short exposure to the underlying commodities markets, to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JPMorgan Managed Futures Strategy ETF

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2018 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna M. Gallegos
Joanna M. Gallegos
President and Principal Executive Officer
September 25, 2018

/s/ Lauren A. Paino
Lauren A. Paino
Treasurer and Principal Financial Officer
September 25, 2018